UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

WisdomTree Trust

Semi-Annual Report

December 31, 2019

International Equity ETFs:

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Multifactor Fund (EUMF)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

WisdomTree Japan Multifactor Fund (JAMF)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (WFIG)

(formerly, WisdomTree Fundamental U.S. Corporate Bond Fund)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

(formerly, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

(formerly, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

(formerly, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Asset Allocation ETFs:

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

WisdomTree Balanced Income Fund (WBAL)

Thematic ETF:

WisdomTree Cloud Computing Fund (WCLD)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.4%
Industrials	13.2%
Consumer Discretionary	11.8%
Health Care	8.9%
Consumer Staples	8.8%
Communication Services	8.2%
Energy	7.7%
Materials	7.2%
Utilities	5.6%
Information Technology	3.9%
Real Estate	2.8%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle S.A., Registered Shares	1.2%
HSBC Holdings PLC	1.2%
China Mobile Ltd.	1.2%
Novartis AG, Registered Shares	1.2%
TOTAL S.A.	1.2%
BP PLC	1.1%
Royal Dutch Shell PLC, Class A	1.1%
British American Tobacco PLC	1.1%
Toyota Motor Corp.	1.1%
Roche Holding AG, Genusschein	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,070.10	0.35%[1]	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	0.35%[1]	$1.78
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	7.01%	21.03%	8.46%	9.90%
Fund Market Price Returns	6.04%	21.52%	8.35%	9.82%
WisdomTree Dynamic Currency Hedged International Equity Index	7.41%	21.43%	8.67%	10.07%
MSCI EAFE Local Currency Index	7.03%	21.67%	7.66%	8.57%
MSCI EAFE Index	7.01%	22.01%	9.56%	8.91%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	18.0%
Industrials	16.2%
Consumer Staples	15.1%
Health Care	14.5%
Information Technology	14.0%
Materials	9.6%
Communication Services	4.1%
Real Estate	3.1%
Financials	2.2%
Utilities	1.8%
Energy	1.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†

The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Industria de Diseno Textil S.A.	4.7%
British American Tobacco PLC	4.0%
Unilever N.V.	3.7%
Novo Nordisk A/S, Class B	3.5%
Rio Tinto PLC	3.4%
SAP SE	2.9%
Tokyo Electron Ltd.	2.5%
Kering S.A.	2.4%
Diageo PLC	2.1%
ASML Holding N.V.	2.0%
*

The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the Underlying Fund, please visit www.wisdomtree.com.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in companies from developed market countries, excluding the U.S. and Canada, with growth and quality characteristics while at the same time dynamically hedging exposure to fluctuations between the value of the foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree International Quality Dividend Growth Fund (IQDG) (the “Underlying Fund”)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,113.80	0.10%[1]	$0.53
Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	0.10%[1]	$0.51
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The “Annualized Net Expense Ratio” does not include the impact of AFFEs. Had AFFEs been included (as shown in the net expense ratio in the Fund’s prospectus) the “Annualized Net Expense Ratio” would have been higher.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	11.38%	31.99%	12.27%	12.92%
Fund Market Price Returns	11.43%	32.40%	12.36%	12.97%
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index	12.13%	32.94%	13.13%	13.66%
MSCI EAFE Local Currency Index	7.03%	21.67%	7.66%	9.97%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.7%
Financials	16.3%
Consumer Discretionary	16.2%
Materials	9.8%
Information Technology	8.0%
Real Estate	6.7%
Communication Services	5.4%
Consumer Staples	5.2%
Health Care	4.0%
Utilities	2.7%
Energy	2.5%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Royal Mail PLC	0.7%
bpost S.A.	0.6%
Hammerson PLC	0.6%
Freenet AG	0.5%
Azimut Holding SpA	0.5%
BE Semiconductor Industries N.V.	0.5%
Siltronic AG	0.5%
Bovis Homes Group PLC	0.5%
Navigator Co. S.A. (The)	0.5%
Bolsas y Mercados Espanoles SHMSF S.A.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in the small-capitalization segment of dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,126.10	0.43%[1]	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	0.43%[1]	$2.19
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	12.61%	24.74%	9.16%	10.85%
Fund Market Price Returns	13.00%	24.85%	9.60%	11.09%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	12.86%	25.40%	9.68%	11.38%
MSCI EAFE Small Cap Local Currency Index	10.95%	24.43%	8.99%	9.54%
MSCI EAFE Small Cap Index	11.03%	24.96%	10.92%	10.05%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.2%
Information Technology	20.2%
Energy	13.5%
Materials	11.0%
Communication Services	6.7%
Industrials	6.3%
Consumer Staples	6.2%
Consumer Discretionary	6.0%
Utilities	3.7%
Real Estate	3.5%
Health Care	1.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Samsung Electronics Co., Ltd.	5.0%
Gazprom PJSC, ADR	2.5%
China Construction Bank Corp., Class H	2.1%
Tatneft PJSC, ADR	1.6%
Lukoil PJSC, ADR	1.4%
Hon Hai Precision Industry Co., Ltd.	1.4%
China Mobile Ltd.	1.4%
Industrial & Commercial Bank of China Ltd., Class H	1.3%
MMC Norilsk Nickel PJSC, ADR	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the emerging markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,070.70	0.32%	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	7.07%	18.98%	10.65%	11.72%
Fund Market Price Returns	7.10%	19.96%	10.70%	11.84%
WisdomTree Emerging Markets Dividend Index	7.52%	19.48%	10.92%	11.93%
MSCI Emerging Markets Index	7.09%	18.42%	11.57%	11.66%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Europe Multifactor Fund (EUMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.0%
Consumer Staples	14.8%
Industrials	13.0%
Health Care	12.9%
Utilities	9.6%
Communication Services	9.2%
Consumer Discretionary	8.5%
Real Estate	7.9%
Information Technology	4.5%
Materials	2.3%
Energy	2.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Eiffage S.A.	1.4%
Sanofi	1.4%
Danone S.A.	1.3%
Korian S.A.	1.1%
Orange S.A.	1.1%
UNIQA Insurance Group AG	1.0%
Publicis Groupe S.A.	0.9%
Banque Cantonale Vaudoise, Registered Shares	0.9%
Assicurazioni Generali SpA	0.8%
Beiersdorf AG	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Multifactor Fund (the “Fund”) seeks income and capital appreciation by investing in European equity securities with the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation, while seeking to manage currency risk by dynamically hedging currency fluctuations in the relative value of the applicable European currencies against the U.S. dollar, ranging from a 0% to 100% hedge.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,077.90	0.43%[1]	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	0.43%[1]	$2.19
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	7.79%	20.97%	8.38%	9.40%
Fund Market Price Returns	7.91%	21.23%	8.61%	9.67%
MSCI Europe Index	6.88%	23.77%	9.77%	8.71%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.4%
Consumer Discretionary	19.2%
Communication Services	11.1%
Industrials	9.2%
Information Technology	7.8%
Consumer Staples	7.4%
Materials	6.3%
Health Care	5.6%
Real Estate	5.4%
Utilities	2.6%
Energy	2.5%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd., ADR	9.5%
Tencent Holdings Ltd.	7.9%
Ping An Insurance Group Co. of China Ltd., Class A	3.2%
China Construction Bank Corp., Class H	2.4%
Kweichow Moutai Co., Ltd., Class A	2.4%
China Merchants Bank Co., Ltd., Class A	2.1%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.7%
China Mobile Ltd.	1.3%
Meituan Dianping, Class B	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree ICBCCS S&P China 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the S&P China 500 Index (the “Index”). In seeking to track the Index, the Fund invests in a broad universe of Chinese equities (500 companies). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,080.90	0.55%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	0.55%	$2.80

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	8.09%	29.06%	0.16%
Fund Market Price Returns	6.76%	29.13%	-0.55%
S&P China 500 Index	8.44%	30.24%	0.38%
MSCI China Index	9.29%	23.46%	0.55%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 21, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Japan Multifactor Fund (JAMF)

Sector Breakdown†

Sector	% of Net Assets
Industrials	21.3%
Consumer Discretionary	19.4%
Information Technology	12.9%
Financials	9.9%
Health Care	9.9%
Consumer Staples	8.7%
Communication Services	7.2%
Materials	5.6%
Real Estate	2.6%
Utilities	1.7%
Energy	0.8%
Other Assets less Liabilities‡	0.0%*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
MS&AD Insurance Group Holdings, Inc.	1.5%
Sony Financial Holdings, Inc.	1.3%
Sumitomo Mitsui Trust Holdings, Inc.	1.2%
Seven Bank Ltd.	1.2%
Tokyo Steel Manufacturing Co., Ltd.	1.1%
Teijin Ltd.	1.1%
Asahi Holdings, Inc.	1.1%
Credit Saison Co., Ltd.	1.0%
Shinsei Bank Ltd.	1.0%
Fuyo General Lease Co., Ltd.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Multifactor Fund (the “Fund”) seeks income and capital appreciation by investing in Japanese equity securities with the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation, while seeking to manage currency risk by dynamically hedging currency fluctuations in the relative value of the Japanese yen against the U.S. dollar, ranging from a 0% to 100% hedge.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,106.30	0.43%[1]	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	0.43%[1]	$2.19
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	10.63%	12.25%	3.82%	5.15%
Fund Market Price Returns	9.46%	12.00%	3.67%	4.93%
MSCI Japan Local Currency Index	11.97%	18.48%	6.38%	6.21%
MSCI Japan Index	11.01%	19.61%	8.92%	8.45%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

(formerly, WisdomTree Fundamental U.S. Corporate Bond Fund)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.8%
Health Care	12.1%
Industrials	10.9%
Information Technology	9.7%
Consumer Discretionary	8.7%
Consumer Staples	8.2%
Energy	7.2%
Utilities	5.7%
Communication Services	3.7%
Materials	2.8%
Real Estate	2.0%
U.S. Government Obligations	0.1%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
McKesson Corp., 3.80%, 3/15/24	1.2%
eBay, Inc., 3.80%, 3/9/22	0.9%
AT&T, Inc., 4.55%, 3/9/49	0.9%
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	0.9%
Exelon Corp., 3.50%, 6/1/22	0.8%
Citigroup, Inc., 2.70%, 3/30/21	0.8%
Northrop Grumman Corp., 3.25%, 1/15/28	0.8%
MetLife, Inc., 6.40%, 12/15/66	0.8%
Reynolds American, Inc., 5.85%, 8/15/45	0.8%
Comcast Corp., 4.60%, 10/15/38	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to September 30, 2019, the WisdomTree U.S. Corporate Bond Index was named the WisdomTree Fundamental U.S. Corporate Bond Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,039.80	0.18%[1]	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	0.18%[1]	$0.92
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.98%	13.74%	5.55%	4.47%
Fund Market Price Returns	3.91%	13.96%	5.92%	4.49%
WisdomTree U.S. Corporate Bond Index	4.20%	13.98%	5.82%	4.91%
ICE BofA Merrill Lynch U.S. Corporate Index	4.25%	14.23%	5.93%	5.09%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

(formerly, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	18.0%
Health Care	14.4%
Industrials	11.3%
Materials	8.7%
Communication Services	8.6%
Consumer Staples	8.5%
Financials	8.3%
Information Technology	8.2%
Energy	7.2%
Real Estate	3.0%
Utilities	1.8%
Other Assets less Liabilities‡	2.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Western Digital Corp., 4.75%, 2/15/26	1.3%
Community Health Systems, Inc., 6.25%, 3/31/23	1.2%
MEDNAX, Inc., 5.25%, 12/1/23	1.2%
Zayo Group LLC, 5.75%, 1/15/27	1.1%
Tenet Healthcare Corp., 6.75%, 6/15/23	0.9%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	0.9%
Mattel, Inc., 6.75%, 12/31/25	0.9%
Tronox, Inc., 6.50%, 4/15/26	0.9%
Six Flags Entertainment Corp., 4.88%, 7/31/24	0.8%
Vector Group Ltd., 6.13%, 2/1/25	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the U.S. non-investment grade corporate bond (“junk bond”) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to September 30, 2019, the WisdomTree U.S. High Yield Corporate Bond Index was named the WisdomTree Fundamental U.S. High Yield Corporate Bond Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,036.70	0.38%[1]	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	0.38%[1]	$1.93
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	3.67%	15.44%	6.11%	7.07%
Fund Market Price Returns	4.27%	15.59%	6.93%	7.21%
WisdomTree U.S. High Yield Corporate Bond Index	4.30%	16.12%	6.93%	8.15%
ICE BofA Merrill Lynch U.S. High Yield Index	3.86%	14.41%	6.32%	7.85%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

(formerly, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund)

Sector Breakdown†

Sector	% of Net Assets
Financials	33.3%
Information Technology	13.9%
Consumer Staples	9.5%
Health Care	9.2%
Industrials	8.0%
Consumer Discretionary	5.9%
Energy	5.3%
Communication Services	4.8%
Utilities	4.5%
Materials	3.2%
Real Estate	0.6%
U.S. Government Obligations	0.4%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Lockheed Martin Corp., 2.50%, 11/23/20	2.7%
Morgan Stanley, 2.50%, 4/21/21	1.6%
International Business Machines Corp., 2.80%, 5/13/21	1.5%
Exxon Mobil Corp., 2.22%, 3/1/21	1.5%
Lam Research Corp., 2.80%, 6/15/21	1.5%
Lincoln National Corp., 4.00%, 9/1/23	1.5%
Newmont Goldcorp Corp., 3.50%, 3/15/22	1.5%
Interpublic Group of Cos., Inc. (The), 3.75%, 10/1/21	1.5%
Eversource Energy, 2.75%, 3/15/22, Series K	1.4%
JPMorgan Chase & Co., 4.50%, 1/24/22	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-Term Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the short-term U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to September 30, 2019, the WisdomTree U.S. Short-Term Corporate Bond Index was named the WisdomTree Fundamental U.S. Short-Term Corporate Bond Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,019.00	0.18%[1]	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	0.18%[1]	$0.92
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.90%	5.95%	2.97%	2.49%
Fund Market Price Returns	1.90%	6.25%	3.22%	2.42%
WisdomTree U.S. Short-Term Corporate Bond Index	2.14%	6.41%	3.32%	2.95%
ICE BofA Merrill Lynch 1-5 year U.S. Corporate Index	2.22%	7.15%	3.56%	3.12%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

(formerly, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	19.5%
Health Care	13.4%
Energy	10.6%
Materials	10.1%
Industrials	9.9%
Communication Services	8.6%
Financials	8.2%
Information Technology	5.7%
Consumer Staples	5.6%
Real Estate	4.2%
Utilities	1.7%
Other Assets less Liabilities‡	2.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Springleaf Finance Corp., 6.13%, 5/15/22	2.3%
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	2.1%
NCR Corp., 5.00%, 7/15/22	2.1%
MGM Resorts International, 6.00%, 3/15/23	1.7%
Cablevision Systems Corp., 5.88%, 9/15/22	1.7%
Griffon Corp., 5.25%, 3/1/22	1.6%
Nielsen Finance LLC, 5.00%, 4/15/22	1.6%
Zayo Group LLC, 6.00%, 4/1/23	1.6%
CenturyLink, Inc., 5.80%, 3/15/22, Series T	1.5%
Freeport-McMoRan, Inc., 3.88%, 3/15/23	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-Term High Yield Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in issuers in the short-term U.S. non-investment-grade corporate bond (“junk bond”) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to September 30, 2019, the WisdomTree U.S. Short-Term High Yield Corporate Bond Index was named the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.10	0.38%[1]	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	0.38%[1]	$1.93
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	2.61%	10.15%	5.04%	6.08%
Fund Market Price Returns	2.69%	10.39%	5.88%	6.21%
WisdomTree U.S. Short-Term High Yield Corporate Bond Index	2.12%	10.39%	5.46%	6.93%
ICE BofA Merrill Lynch 1-5 year U.S. High Yield Constrained Index	2.40%	10.09%	5.45%	7.38%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	114.0%
Other Assets less Liabilities‡	-14.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Bills, 1.54%, 1/2/20	13.9%
U.S. Treasury Bills, 1.57%, 2/13/20	10.9%
U.S. Treasury Bills, 1.58%, 2/6/20	10.5%
U.S. Treasury Bills, 1.49%, 3/5/20	10.4%
U.S. Treasury Bills, 1.51%, 3/12/20	10.4%
U.S. Treasury Bills, 1.49%, 3/19/20	10.4%
U.S. Treasury Bills, 1.57%, 2/27/20	9.0%
U.S. Treasury Bills, 1.53%, 3/26/20	8.4%
U.S. Treasury Bills, 1.58%, 2/20/20	5.5%
U.S. Treasury Bills, 1.54%, 2/20/20	5.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index (the “Index”). In seeking to track the Index, the Fund invests dynamically in long equity positions (approximately 100 U.S. large- and mid-capitalization stocks) or long U.S. Treasury positions, while also investing dynamically in or otherwise dynamically seeking exposure to short equity positions (approximately 500 U.S. large-capitalization stocks). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$939.50	0.48%[1]	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	0.48%[1]	$2.44
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-6.05%	-18.10%	-6.46%	-4.27%
Fund Market Price Returns	-6.05%	-18.08%	-6.43%	-4.28%
WisdomTree Dynamic Bearish U.S. Equity Index	-7.20%	-19.88%	-7.88%	-5.39%
S&P 500® Inverse Daily Index	-8.78%	-21.83%	-11.73%	-11.39%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.9%
Health Care	13.4%
Communication Services	12.9%
Financials	9.1%
Industrials	8.7%
Consumer Discretionary	7.5%
Consumer Staples	6.8%
Real Estate	6.7%
Energy	3.7%
Utilities	3.4%
Materials	2.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Equity Commonwealth	2.9%
Omnicom Group, Inc.	2.9%
Hormel Foods Corp.	2.4%
Bristol-Myers Squibb Co.	2.4%
Western Union Co. (The)	2.2%
Citrix Systems, Inc.	2.1%
Microsoft Corp.	1.9%
Medical Properties Trust, Inc.	1.8%
Steel Dynamics, Inc.	1.8%
Humana, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index (the “Index”). In seeking to track the Index, the Fund invests in long equity positions (approximately 100 U.S. large- and mid-capitalization stocks), while also investing dynamically in or otherwise dynamically seeking exposure to short equity positions (approximately 500 U.S. large-capitalization stocks). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,012.60	0.48%[1]	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	0.48%[1]	$2.44
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.26%	-3.47%	2.03%	4.31%
Fund Market Price Returns	1.15%	-3.38%	1.94%	4.21%
WisdomTree Dynamic Long/Short U.S. Equity Index	0.47%	-4.76%	1.83%	4.32%
S&P 500® Index	10.92%	31.49%	15.27%	14.07%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.7%
Health Care	12.6%
Financials	12.1%
Communication Services	9.9%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	6.7%
Energy	3.7%
Utilities	2.9%
Real Estate	2.7%
Materials	2.2%
U.S. Government Obligations	0.5%
Other Assets less Liabilities‡	7.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	4.4%
Microsoft Corp.	4.2%
Amazon.com, Inc.	2.7%
Facebook, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc., Class C	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
Alphabet, Inc., Class A	1.4%
Johnson & Johnson	1.4%
Procter & Gamble Co. (The)	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 90/60 U.S. Balanced Fund (the “Fund”) seeks total return. The Fund seeks total return by investing in large-capitalization U.S. equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in U.S. equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,099.70	0.20%	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.97%	31.53%	14.11%
Fund Market Price Returns	9.92%	31.82%	14.07%
60% S&P 500 Index / 40% Bloomberg Barclays U.S. Aggregate Index Composite	7.51%	21.83%	10.35%
S&P 500® Index	10.92%	31.49%	12.16%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 2, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Balanced Income Fund (WBAL)

Asset Class Breakdown†

Asset Class Breakdown	% of Net Assets
Fixed Income	39.6%
Domestic Equity	33.0%
International Equity	20.7%
Emerging Markets Equity	6.7%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
WisdomTree U.S. High Dividend Fund (DHS)	21.9%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)	19.7%
WisdomTree International High Dividend Fund (DTH)	11.7%
WisdomTree U.S. LargeCap Dividend Fund (DLN)	11.1%
WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)	9.0%
WisdomTree Emerging Markets Dividend Fund (DVEM)	6.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)	5.5%
WisdomTree U.S. Corporate Bond Fund (WFIG)	5.4%
WisdomTree Emerging Markets Local Debt Fund (ELD)	3.6%
iShares 20+ Year Treasury Bond ETF (TLT)	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular Underlying Fund. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com.

The WisdomTree Balanced Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Balanced Income Index (the “Index”). In seeking to track the Index, the Fund invests in other exchange-traded funds (the “Underlying Funds”) with approximately a 60% allocation to equities and a 40% allocation to fixed income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the Underlying Funds) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,060.70	0.03%[1]	$0.16
Hypothetical (5% return before expenses)	$1,000.00	$1,024.99	0.03%[1]	$0.15
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds, as well as an additional 0.05%, through December 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The “Annualized Net Expense Ratio” does not include the impact of AFFEs. Had AFFEs been included (as shown in the net expense ratio in the Fund’s prospectus) the “Annualized Net Expense Ratio” would have been higher.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.07%	18.14%	5.28%
Fund Market Price Returns	6.02%	18.36%	5.20%
WisdomTree Balanced Income Index	5.95%	17.93%	5.18%
60% MSCI AC World Index / 40% Bloomberg Barclays U.S. Aggregate Index Composite	6.37%	19.24%	6.18%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 21, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of December 31, 2019 (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	98.1%
Health Care	1.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
DocuSign, Inc.	3.4%
2U, Inc.	3.0%
LogMeIn, Inc.	2.6%
Box, Inc., Class A	2.6%
RingCentral, Inc., Class A	2.5%
Paylocity Holding Corp.	2.4%
Instructure, Inc.	2.4%
Adobe, Inc.	2.4%
New Relic, Inc.	2.4%
j2 Global, Inc.	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cloud Computing Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bessemer Venture Partners (“BVP”) Nasdaq Emerging Cloud Index (the “Index”). In seeking to track the Index, the Fund invests in emerging public companies primarily involved in providing cloud computing software and services to their customers, which derive the majority of their revenues from business-oriented software products, as determined by BVP. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the six-month period ended December 31, 2019)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,020.00	0.45%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29
[1]

Fund commenced operations on September 6, 2019. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 117/366 (to reflect the period since commencement of operations).

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The 60% MSCI AC World/40% Bloomberg Barclays U.S. Aggregate Index Composite represents a 60% weight to the MSCI AC World Index and a 40% weight to the Bloomberg Barclays U.S. Aggregate Index.

The 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Index Composite represents a 60% weight to the S&P 500 Index and a 40% weight to the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index measures the performance of the U.S. investment-grade bond market.

The BVP Nasdaq Emerging Cloud Index is an equally weighted index that is designed to track the performance of emerging public companies primarily involved in providing cloud software and services to their customers.

The ICE BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S.

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated high yield corporate debt securities issued in the U.S.

The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The ICE BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The MSCI China Index is a free float-adjusted market capitalization weighted index that is designed to measure the developed market equity performance in China and captures large and mid-cap representation across China H-shares, B-shares, red chips, P chips and foreign listings (e.g. ADRs). With 150 constituents, the index covers about 85% of this China equity universe.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Japanese equity market.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

18	WisdomTree Trust

Description of Indexes (unaudited) (continued)

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 Index by taking a short position in the index.

The S&P China 500 Index comprises 500 of the largest, most liquid Chinese companies while approximating the sector composition of the broader Chinese equity market. All Chinese share classes including A-shares and offshore listings are eligible for inclusion.

The WisdomTree Balanced Income Index is comprised of exchange-traded funds listed on a major U.S. exchange and aims to maintain a 60% equity and 40% fixed income exposure. The equity exposure is diversified across both domestic (U.S.) and foreign equities, including emerging markets. The fixed income exposure includes government bonds, corporate bonds, mortgage-backed securities and other mortgage-related products.

The WisdomTree Dynamic Bearish U.S. Equity Index includes long equity positions or long U.S. Treasury positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. Stocks are weighted in the Long Equity Index according to their volatility characteristics. The Short Equity Index consists of short positions in the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge. The Index provides a dynamic allocation of exposure to the Long Equity Index ranging from 100% to 0% while employing a variable monthly hedge ratio ranging from 75% to 100% exposure to the Short Equity Index based on a quantitative rules-based market indicator that scores growth and value market signals.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar with a hedge ratio ranging from 0% to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Dynamic Long/Short U.S. Equity Index includes long equity positions and short equity positions. The Long Equity Index consists of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. Stocks are weighted in the Long Equity Index according to their volatility characteristics. The Short Equity Index consists of short positions in the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge. The Index maintains 100% exposure to the Long Equity Index while employing a variable monthly hedge ratio ranging from 0% to 100% exposure to the Short Equity Index based on a quantitative rules-based market indicator that scores growth and value market signals.

The WisdomTree Emerging Markets Dividend Index is a fundamentally weighted index that measures the performance of dividend-paying stocks selected from the following 17

WisdomTree Trust	19

Description of Indexes (unaudited) (continued)

emerging market nations: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey. Companies are weighted in the Index based on annual cash dividends paid.

The WisdomTree U.S. Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated investment grade.

The WisdomTree U.S. High Yield Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. high yield corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $500 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated non-investment grade by at least one rating agency.

The WisdomTree U.S. Short-Term Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment-grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year but not more than five years. Component securities must be rated investment grade.

The WisdomTree U.S. Short-Term High Yield Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the short-term U.S. high yield corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated non-investment grade by at least one rating agency.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

20	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

THE INFORMATION SET FORTH IN THE BVP NASDAQ EMERGING CLOUD INDEX IS NOT INTENDED TO BE, AND SHALL NOT BE REGARDED OR CONSTRUED AS, A RECOMMENDATION FOR A TRANSACTION OR INVESTMENT OR FINANCIAL, TAX, INVESTMENT OR OTHER ADVICE OF ANY KIND BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS DOES NOT PROVIDE INVESTMENT ADVICE TO WISDOM TREE OR THE FUND, IS NOT AN INVESTMENT ADVISER TO THE FUND AND IS NOT RESPONSIBLE FOR THE PERFORMANCE OF THE FUND.THE FUND IS NOT ISSUED, SPONSORED, ENDORSED OR PROMOTED BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS MAKES NO WARRANTY OR REPRESENTATION REGARDING THE QUALITY, ACCURACY OR COMPLETENESS OF THE BVP NASDAQ EMERGING CLOUD INDEX, INDEX VALUES OR ANY INDEX RELATED DATA INCLUDED HEREIN, PROVIDED HEREWITH OR DERIVED THEREFROM AND ASSUMES NO LIABILITY IN CONNECTION WITH ITS USE. BESSEMER VENTURE PARTNERS AND/OR POOLED INVESTMENT VEHICLES WHICH IT MANAGES, AND INDIVIDUALS AND ENTITIES AFFILIATED WITH SUCH VEHICLES, MAY PURCHASE,SELL OR HOLD SECURITIES OF ISSUERS THAT ARE CONSTITUENTS OF THE BVP NASDAQ EMERGING CLOUD INDEX FROM TIME TO TIME AND AT ANY TIME, INCLUDING IN ADVANCE OF OR FOLLOWING AN ISSUER BEING ADDED TO OR REMOVED FROM THE BVP NASDAQ EMERGING CLOUD INDEX.

Nasdaq® and the BVP Nasdaq Emerging Cloud Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by WisdomTree. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 100.5%

Australia – 6.9%

AGL Energy Ltd.	17,944	$258,960

Alumina Ltd.	139,853	226,112

APA Group	24,737	193,017

Aristocrat Leisure Ltd.	6,977	165,134

ASX Ltd.	4,036	222,458

Aurizon Holdings Ltd.	56,690	208,417

Australia & New Zealand Banking Group Ltd.	55,030	952,771

Bank of Queensland Ltd.(a)	8,608	43,870

Bendigo & Adelaide Bank Ltd.(a)	13,263	91,181

BHP Group Ltd.	46,697	1,277,575

BHP Group PLC	38,442	904,854

Boral Ltd.	34,650	109,120

Brambles Ltd.	21,287	175,375

Caltex Australia Ltd.	8,372	199,799

Challenger Ltd.	16,457	93,589

CIMIC Group Ltd.	5,032	117,224

Commonwealth Bank of Australia	32,104	1,803,144

Crown Resorts Ltd.	23,480	198,228

CSL Ltd.	2,366	458,639

CSR Ltd.	13,065	41,787

Downer EDI Ltd.	22,683	130,271

Fortescue Metals Group Ltd.	52,129	391,725

GUD Holdings Ltd.	12,731	99,337

Harvey Norman Holdings Ltd.(a)	50,827	145,416

Iluka Resources Ltd.	2,040	13,336

Incitec Pivot Ltd.	35,919	80,293

Infomedia Ltd.	30,620	44,986

Insurance Australia Group Ltd.	41,079	221,194

IOOF Holdings Ltd.(a)	15,060	83,209

Japara Healthcare Ltd.(a)	45,039	31,185

Macquarie Group Ltd.	5,461	529,180

Magellan Financial Group Ltd.	3,548	142,037

Medibank Pvt Ltd.	62,238	138,251

National Australia Bank Ltd.	62,642	1,084,562

New Hope Corp., Ltd.(a)	15,043	21,783

NIB Holdings Ltd.	17,297	76,236

Origin Energy Ltd.	17,819	105,844

Pendal Group Ltd.	16,417	99,131

Perpetual Ltd.(a)	3,109	89,867

Platinum Asset Management Ltd.(a)	26,495	84,183

QBE Insurance Group Ltd.	23,059	208,776

Ramsay Health Care Ltd.	4,034	205,673

Rio Tinto Ltd.	6,402	451,829

Santos Ltd.	32,070	184,407

Service Stream Ltd.	21,286	39,802

Sims Metal Management Ltd.	842	6,315

Sonic Healthcare Ltd.	10,776	217,781

South32 Ltd.	87,947	166,920

Suncorp Group Ltd.	24,236	220,796

Sydney Airport	62,727	381,854

Tabcorp Holdings Ltd.	57,943	184,512

Telstra Corp., Ltd.	143,070	356,022

Transurban Group	44,228	463,553

Treasury Wine Estates Ltd.	10,297	117,550

Wesfarmers Ltd.	30,295	881,649

Westpac Banking Corp.	79,146	1,348,053

Whitehaven Coal Ltd.	41,705	77,396

Woodside Petroleum Ltd.	22,330	539,659

Woolworths Group Ltd.	18,722	475,888

Worley Ltd.	8,252	88,809

Total Australia		17,970,524

Austria – 0.5%

Andritz AG	3,105	133,838

BAWAG Group AG*(b)	2,575	117,352

Erste Group Bank AG*	6,387	240,605

Lenzing AG	405	37,642

Oesterreichische Post AG	3,184	121,517

OMV AG	6,091	342,404

Porr AG(a)	1,767	30,625

Raiffeisen Bank International AG	4,089	102,768

UNIQA Insurance Group AG	11,906	121,550

Vienna Insurance Group AG Wiener Versicherung Gruppe	4,599	131,124

Total Austria		1,379,425

Belgium – 1.2%

Ageas	4,823	285,200

Anheuser-Busch InBev S.A./N.V.	15,620	1,274,856

Colruyt S.A.	2,477	129,234

KBC Group N.V.	9,071	682,818

Proximus SADP	9,306	266,581

Solvay S.A.	1,930	223,792

UCB S.A.	2,342	186,389

Umicore S.A.	3,492	169,961

Total Belgium		3,218,831

China – 3.1%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	20,000	30,185

China Everbright International Ltd.	100,666	80,747

China Jinmao Holdings Group Ltd.	258,000	200,988

China Mobile Ltd.	366,000	3,076,696

China Overseas Grand Oceans Group Ltd.	148,000	102,379

China Overseas Land & Investment Ltd.	142,000	553,107

China Resources Power Holdings Co., Ltd.	166,000	233,071

China Taiping Insurance Holdings Co., Ltd.	15,000	37,193

China Unicom Hong Kong Ltd.	248,000	233,620

CITIC Ltd.	410,000	548,294

CITIC Telecom International Holdings Ltd.	115,000	41,916

CNOOC Ltd.	981,000	1,631,685

CSPC Pharmaceutical Group Ltd.	62,000	147,843

Dah Chong Hong Holdings Ltd.	433,000	204,502

Fosun International Ltd.	175,000	255,140

Genertec Universal Medical Group Co., Ltd.(b)	127,500	96,544

Guangdong Investment Ltd.	124,000	259,401

Shenzhen Investment Ltd.	428,000	171,380

Sino-Ocean Group Holding Ltd.	318,500	127,943

Total China		8,032,634

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

Denmark – 1.2%

AP Moller – Maersk A/S Class B	91	$131,340

Coloplast A/S Class B	2,518	312,585

Danske Bank A/S	22,957	371,754

DSV Panalpina A/S	804	92,731

GN Store Nord A/S	4	188

H. Lundbeck A/S	4,118	157,371

ISS A/S	3,329	79,937

Novo Nordisk A/S Class B	17,989	1,044,832

Novozymes A/S Class B	959	46,963

Orsted A/S(b)	3,178	328,923

Pandora A/S	3,692	160,724

Rockwool International A/S Class B	59	13,986

Sydbank A/S	510	10,710

Topdanmark A/S	2,003	98,811

Tryg A/S	7,036	208,744

Vestas Wind Systems A/S	1,086	109,824

Total Denmark		3,169,423

Finland – 1.8%

Elisa Oyj	3,462	191,390

Fiskars Oyj Abp(a)	6,560	82,914

Fortum Oyj	21,200	523,534

Huhtamaki Oyj	851	39,528

Kemira Oyj	4,990	74,273

Kesko Oyj Class B	2,160	152,944

Kone Oyj Class B	5,672	371,058

Metso Oyj(a)	3,836	151,482

Neste Oyj	8,622	300,217

Nokian Renkaat Oyj	3,428	98,622

Nordea Bank Abp	143,051	1,155,894

Orion Oyj Class B	3,233	149,770

Sampo Oyj Class A	10,449	456,375

Stora Enso Oyj Class R	13,870	201,853

Tieto Oyj	3,403	105,887

UPM-Kymmene Oyj	12,605	437,349

Valmet Oyj	1,550	37,164

Wartsila Oyj Abp	8,559	94,634

Total Finland		4,624,888

France – 10.9%

Accor S.A.	5,040	236,196

Aeroports de Paris	1,050	207,556

Air Liquide S.A.	3,529	499,916

Airbus SE	4,177	611,779

ALD S.A.(b)	8,781	136,416

Amundi S.A.(b)	3,727	292,431

AXA S.A.	47,272	1,332,407

BioMerieux	492	43,823

BNP Paribas S.A.	30,732	1,822,458

Bollore S.A.	22,625	98,793

Bollore S.A. Non-Voting Shares*	136	579

Bouygues S.A.	7,733	328,809

Bureau Veritas S.A.	6,826	178,222

Capgemini SE	1,525	186,416

Carrefour S.A.	9,835	165,045

Cie de Saint-Gobain	8,345	341,905

Cie Generale des Etablissements Michelin SCA	2,165	265,136

Cie Plastic Omnium S.A.	3,859	107,860

CNP Assurances	12,955	257,829

Covivio	1,765	200,499

Credit Agricole S.A.	66,772	968,749

Danone S.A.	7,682	637,243

Dassault Systemes SE	979	161,048

Edenred	3,309	171,232

Eiffage S.A.	1,347	154,225

Electricite de France S.A.	32,394	361,004

Elis S.A.	4,438	92,161

Engie S.A.	55,959	904,521

EssilorLuxottica S.A.	3,493	532,457

Eutelsat Communications S.A.	8,299	134,983

Faurecia SE	2,624	141,469

Gaztransport Et Technigaz S.A.	1,140	109,282

Hermes International	426	318,567

ICADE	2,388	260,145

Ipsen S.A.	322	28,554

JCDecaux S.A.	3,705	114,285

Kering S.A.	1,051	690,388

Klepierre S.A.	8,012	304,429

L’Oreal S.A.	3,349	992,442

Legrand S.A.	2,770	225,861

LVMH Moet Hennessy Louis Vuitton SE	3,420	1,590,092

Metropole Television S.A.	4,676	88,075

Natixis S.A.	78,532	348,906

Nexity S.A.	2,349	118,074

Orange S.A.	46,475	684,446

Pernod Ricard S.A.	1,690	302,386

Peugeot S.A.	11,987	286,600

Publicis Groupe S.A.	2,257	102,251

Renault S.A.	6,820	322,907

Rubis SCA	1,995	122,606

Safran S.A.	2,724	420,891

Sanofi	19,654	1,977,161

Schneider Electric SE	6,803	698,727

SEB S.A.	506	75,201

Societe Generale S.A.	21,525	749,378

Sodexo S.A.	2,216	262,800

Sopra Steria Group	623	100,352

SPIE S.A.	4,593	93,626

Suez	14,024	212,280

Teleperformance	653	159,353

Thales S.A.	1,575	163,570

TOTAL S.A.	54,146	2,990,320

Valeo S.A.	5,300	186,866

Veolia Environnement S.A.	11,867	315,834

Vicat S.A.	1,035	46,878

Vinci S.A.	6,442	715,883

Vivendi S.A.	11,430	331,275

Wendel S.A.	924	122,907

Total France		28,206,765

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

Germany – 8.1%

adidas AG	1,218	$396,216

Allianz SE Registered Shares	5,887	1,443,221

Aurubis AG	1,813	111,360

BASF SE	17,821	1,347,274

Bayer AG Registered Shares	19,056	1,557,431

Bayerische Motoren Werke AG	12,253	1,005,967

Brenntag AG	3,535	192,370

Carl Zeiss Meditec AG Bearer Shares	839	107,080

Commerzbank AG	21,161	131,046

Continental AG	3,003	388,526

Covestro AG(b)	3,920	182,388

Daimler AG Registered Shares	28,137	1,559,291

Deutsche Boerse AG	1,940	305,198

Deutsche Lufthansa AG Registered Shares	9,644	177,645

Deutsche Post AG Registered Shares	21,119	806,243

Deutsche Telekom AG Registered Shares	80,470	1,316,072

Deutsche Wohnen SE Bearer Shares	3,474	142,022

Duerr AG	2,127	72,534

E.ON SE	38,222	408,619

Evonik Industries AG	9,486	289,733

Fielmann AG	2,380	192,352

Fraport AG Frankfurt Airport Services Worldwide	1,896	161,280

Freenet AG	6,966	159,827

Fresenius Medical Care AG & Co. KGaA	2,727	201,907

Fresenius SE & Co. KGaA	4,502	253,584

Fuchs Petrolub SE	2,332	104,576

GEA Group AG	3,622	119,857

Hannover Rueck SE	1,872	362,057

HeidelbergCement AG	2,822	205,773

Henkel AG & Co. KGaA	2,405	226,767

Hochtief AG	1,452	185,316

Hugo Boss AG	2,309	112,124

Infineon Technologies AG	8,541	194,717

KION Group AG	1,584	109,456

LEG Immobilien AG	1,578	186,961

METRO AG	8,650	139,333

MTU Aero Engines AG	475	135,750

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	2,173	641,507

ProSiebenSat.1 Media SE	9,234	144,179

RWE AG	8,870	272,312

SAP SE	6,490	876,534

Siemens AG Registered Shares	10,969	1,434,922

Siemens Healthineers AG(b)	8,283	398,126

Software AG	3,102	108,290

Symrise AG	828	87,181

Talanx AG	5,188	257,283

Telefonica Deutschland Holding AG	136,385	395,590

TUI AG	21,907	280,333

Uniper SE	5,847	193,682

Volkswagen AG	3,804	739,775

Wacker Chemie AG	1,075	81,620

Wirecard AG	245	29,564

Total Germany		20,932,771

Hong Kong – 2.5%

AIA Group Ltd.	66,000	692,882

Bank of East Asia Ltd. (The)	74,149	165,583

BOC Hong Kong Holdings Ltd.	168,500	584,964

Cathay Pacific Airways Ltd.(a)	59,000	87,230

CLP Holdings Ltd.	33,000	346,865

Galaxy Entertainment Group Ltd.	41,000	302,035

Hang Lung Properties Ltd.	99,000	217,267

Hang Seng Bank Ltd.	24,200	500,038

Henderson Land Development Co., Ltd.	74,000	363,267

Hong Kong & China Gas Co., Ltd.	69,213	135,196

Hong Kong Exchanges & Clearing Ltd.	10,905	354,086

MTR Corp., Ltd.	58,643	346,584

New World Development Co., Ltd.	165,010	226,175

PCCW Ltd.	280,000	165,661

Power Assets Holdings Ltd.	42,500	310,904

Sino Land Co., Ltd.	122,000	177,243

SJM Holdings Ltd.	98,000	111,561

Sun Hung Kai Properties Ltd.	38,000	581,817

Swire Pacific Ltd. Class A	9,000	83,626

Swire Pacific Ltd. Class B	90,000	134,680

Swire Properties Ltd.	57,800	191,757

Techtronic Industries Co., Ltd.	18,000	146,808

Wharf Holdings Ltd. (The)	46,000	117,010

Wheelock & Co., Ltd.	32,000	213,353

Total Hong Kong		6,556,592

Ireland – 0.5%

AIB Group PLC	49,054	171,026

Bank of Ireland Group PLC	17,436	95,550

CRH PLC*	8,375	335,331

DCC PLC	1,150	99,696

Flutter Entertainment PLC	1,475	179,394

Greencore Group PLC	8,582	30,458

Smurfit Kappa Group PLC	3,954	152,058

Total Produce PLC	48,276	77,491

Total Ireland		1,141,004

Israel – 0.3%

Delek Automotive Systems Ltd.	21,502	138,138

Delek Group Ltd.	604	91,747

First International Bank of Israel Ltd.	7,320	211,695

Harel Insurance Investments & Financial Services Ltd.	14,835	115,751

Israel Chemicals Ltd.	24,215	113,924

Menora Mivtachim Holdings Ltd.	6,259	91,493

Migdal Insurance & Financial Holdings Ltd.	76,765	72,453

Total Israel		835,201

Italy – 3.4%

A2A SpA	79,958	150,067

ACEA SpA	5,548	114,837

Ascopiave SpA	26,102	111,777

Assicurazioni Generali SpA	20,567	424,675

ASTM SpA	2,367	71,632

Azimut Holding SpA	4,599	109,855

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

Banca Generali SpA	3,428	$111,436

Banca Mediolanum SpA	23,344	232,033

Credito Emiliano SpA	26,496	154,360

DiaSorin SpA	754	97,670

Enel SpA	163,844	1,300,645

Eni SpA	74,181	1,152,931

ERG SpA	4,468	96,395

Esprinet SpA	21,048	122,385

Ferrari N.V.	539	89,484

FinecoBank Banca Fineco SpA	10,612	127,339

Hera SpA	29,034	127,104

IMA Industria Macchine Automatiche SpA	553	39,790

Infrastrutture Wireless Italiane SpA(b)	15,586	152,734

Intesa Sanpaolo SpA	631,930	1,665,888

Italgas SpA	19,797	120,977

Leonardo SpA	3,533	41,442

Mediobanca Banca di Credito Finanziario SpA	16,946	186,681

Piaggio & C. SpA	9,133	28,172

Pirelli & C SpA(b)	17,937	103,490

Poste Italiane SpA(b)	24,977	283,731

Recordati SpA	3,051	128,668

Saras SpA	51,391	82,722

Snam SpA	66,827	351,512

Societa Cattolica di Assicurazioni SC	12,738	103,949

Societa Iniziative Autostradali e Servizi SpA	7,088	118,867

Telecom Italia SpA RSP	156,705	96,007

Terna Rete Elettrica Nazionale SpA	35,811	239,338

UniCredit SpA	18,173	265,597

Unipol Gruppo SpA	17,060	97,894

UnipolSai Assicurazioni SpA	77,730	225,982

Total Italy		8,928,066

Japan – 20.5%

Advantest Corp.	3,500	198,390

Aeon Co., Ltd.	11,400	236,602

AGC, Inc.	5,100	184,431

Ahresty Corp.	21,000	108,213

Aisin Seiki Co., Ltd.	6,600	247,177

Ajinomoto Co., Inc.	8,400	140,290

Amada Holdings Co., Ltd.	12,000	138,026

ANA Holdings, Inc.	6,800	227,887

Aozora Bank Ltd.(a)	6,200	164,934

Artnature, Inc.	30,000	230,780

Asahi Group Holdings Ltd.(a)	5,500	252,188

Asahi Kasei Corp.	19,100	216,880

Astellas Pharma, Inc.	25,600	440,506

Azbil Corp.	4,000	113,550

Bank of the Ryukyus Ltd.	11,100	122,669

Bridgestone Corp.(a)	10,900	408,217

Brother Industries Ltd.	6,400	133,742

Canon Electronics, Inc.	8,100	156,671

Canon, Inc.(a)	23,700	651,300

Chiba Bank Ltd. (The)	26,900	156,685

Chubu Electric Power Co., Inc.	11,600	164,540

Citizen Watch Co., Ltd.	17,700	97,234

Concordia Financial Group Ltd.	36,200	150,563

Dai Nippon Toryo Co., Ltd.	17,700	191,699

Dai-ichi Life Holdings, Inc.	17,100	285,826

Daido Steel Co., Ltd.	4,000	176,858

Daifuku Co., Ltd.	1,600	98,054

Daiichi Sankyo Co., Ltd.	4,200	279,343

Daikin Industries Ltd.	1,700	241,684

Daito Trust Construction Co., Ltd.	1,500	186,059

Daiwa House Industry Co., Ltd.	10,000	311,939

Daiwa Securities Group, Inc.	42,900	218,299

Denso Corp.	10,300	470,668

Dentsu, Inc.(a)	3,900	135,473

DIC Corp.(a)	4,500	125,673

Disco Corp.	600	142,995

Dowa Holdings Co., Ltd.	3,700	138,739

East Japan Railway Co.	3,400	308,417

Electric Power Development Co., Ltd.	5,900	143,706

Elematec Corp.	8,800	93,527

Enplas Corp.	3,400	112,160

FamilyMart Co., Ltd.	4,000	96,618

FANUC Corp.	4,700	879,236

Fast Retailing Co., Ltd.	400	239,245

Fuji Electric Co., Ltd.	2,800	86,184

Fujitsu Ltd.	3,300	311,856

Fukuoka Financial Group, Inc.	7,500	145,273

Hakuto Co., Ltd.	13,000	162,926

Hamamatsu Photonics K.K.	2,800	115,813

Hikari Tsushin, Inc.	600	151,442

Hino Motors Ltd.	19,200	205,295

Hirose Electric Co., Ltd.(a)	900	116,190

Hitachi Chemical Co., Ltd.	3,400	143,133

Hitachi Construction Machinery Co., Ltd.	5,200	157,184

Hitachi High-Technologies Corp.	1,500	106,832

Hitachi Ltd.	8,400	357,565

Hitachi Metals Ltd.	8,200	121,708

Hokuhoku Financial Group, Inc.	12,300	130,385

Honda Motor Co., Ltd.(a)	26,700	761,383

Hulic Co., Ltd.	20,300	245,823

Ichiken Co., Ltd.	6,000	99,434

Idemitsu Kosan Co., Ltd.	5,000	139,406

IHI Corp.	3,800	90,004

Ines Corp.	10,200	128,398

Isuzu Motors Ltd.	15,000	179,296

ITOCHU Corp.	30,100	701,987

Iyo Bank Ltd. (The)	30,600	174,576

Japan Airlines Co., Ltd.	7,000	218,808

Japan Exchange Group, Inc.	11,400	202,457

Japan Post Holdings Co., Ltd.	58,100	548,522

Japan Post Insurance Co., Ltd.	8,600	147,349

Japan Tobacco, Inc.(a)	45,200	1,011,723

JFE Holdings, Inc.	19,800	257,077

JSR Corp.	7,200	133,300

JTEKT Corp.	12,100	144,855

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

JXTG Holdings, Inc.	77,100	$353,238

Kaga Electronics Co., Ltd.	7,000	162,448

Kajima Corp.	11,900	159,652

Kansai Electric Power Co., Inc. (The)	17,000	197,805

Kansai Paint Co., Ltd.	3,600	88,679

Kao Corp.	3,400	282,356

Kawasaki Heavy Industries Ltd.	5,900	130,731

KDDI Corp.	32,500	972,832

Keio Corp.	2,100	127,729

Keyence Corp.	130	46,043

Kobe Steel Ltd.	13,300	72,084

Koito Manufacturing Co., Ltd.	2,400	112,629

Komatsu Ltd.	17,900	435,167

Kuraray Co., Ltd.	10,100	123,700

Kyokuto Securities Co., Ltd.	21,100	144,259

Kyowa Exeo Corp.	4,000	101,845

Kyowa Kirin Co., Ltd.	8,200	194,144

Kyushu Electric Power Co., Inc.	12,800	111,304

Kyushu Railway Co.	6,000	201,518

Lawson, Inc.	4,300	244,923

LIXIL Group Corp.	7,800	135,580

Mabuchi Motor Co., Ltd.	3,900	148,930

Makita Corp.	3,900	136,729

Marubeni Corp.	37,700	281,202

Marubun Corp.	26,500	156,549

Matsui Securities Co., Ltd.(a)	14,500	115,546

Maxell Holdings Ltd.	1,800	24,464

Mazda Motor Corp.	11,900	102,712

McDonald’s Holdings Co., Japan Ltd.	4,200	202,512

MEIJI Holdings Co., Ltd.	2,300	156,190

MINEBEA MITSUMI, Inc.	6,800	142,476

Mitsubishi Chemical Holdings Corp.	37,100	279,082

Mitsubishi Corp.	25,800	688,475

Mitsubishi Electric Corp.	28,400	391,602

Mitsubishi Gas Chemical Co., Inc.	8,900	137,093

Mitsubishi Heavy Industries Ltd.	5,000	195,445

Mitsubishi Logistics Corp.	4,600	120,508

Mitsubishi Motors Corp.	30,500	128,539

Mitsubishi Tanabe Pharma Corp.	13,500	249,441

Mitsubishi UFJ Financial Group, Inc.	180,600	985,801

Mitsui Chemicals, Inc.	5,400	133,168

Mitsui Fudosan Co., Ltd.	10,200	250,788

Mixi, Inc.	7,300	139,048

Mizuho Financial Group, Inc.	467,600	724,151

MS&AD Insurance Group Holdings, Inc.	9,400	312,339

Murata Manufacturing Co., Ltd.	5,700	353,827

NGK Insulators Ltd.	13,100	229,514

NGK Spark Plug Co., Ltd.	5,500	108,001

Nichi-iko Pharmaceutical Co., Ltd.	13,800	172,825

Nikon Corp.	9,500	117,488

Nintendo Co., Ltd.	1,400	566,441

Nippon Express Co., Ltd.	2,500	147,688

Nippon Kayaku Co., Ltd.	9,200	114,709

Nippon Paint Holdings Co., Ltd.(a)	2,900	150,504

Nippon Signal Co., Ltd.	8,500	114,272

Nippon Steel Corp.	15,500	235,905

Nippon Telegraph & Telephone Corp.	57,600	1,461,267

Nissan Chemical Corp.	2,400	101,477

Nissan Motor Co., Ltd.	118,200	691,852

Nitto Denko Corp.	3,600	204,720

NSK Ltd.	17,700	169,549

NTN Corp.	42,500	134,921

NTT DOCOMO, Inc.	60,300	1,685,681

Obayashi Corp.	16,600	185,896

Oji Holdings Corp.	19,500	106,763

Ono Pharmaceutical Co., Ltd.	8,200	188,787

Otsuka Holdings Co., Ltd.(a)	7,400	332,498

Panasonic Corp.	40,500	383,665

Park24 Co., Ltd.	4,600	112,974

Pola Orbis Holdings, Inc.(a)	4,400	105,835

Recruit Holdings Co., Ltd.	5,700	214,992

Resona Holdings, Inc.	51,700	227,875

Ricoh Co., Ltd.	9,600	105,297

Rohm Co., Ltd.	1,500	121,187

Roland DG Corp.(a)	5,400	108,323

Satori Electric Co., Ltd.(a)	12,500	110,536

SBI Holdings, Inc.	4,500	95,859

Secom Co., Ltd.	2,500	224,914

Seika Corp.(a)	12,600	156,290

Seiko Epson Corp.	7,800	118,785

Sekisui Chemical Co., Ltd.	11,900	208,490

Sekisui House Ltd.	21,500	461,654

Seven & I Holdings Co., Ltd.	10,000	368,346

SG Holdings Co., Ltd.	5,900	133,554

Sharp Corp.	8,400	130,242

Shimano, Inc.	800	130,812

Shimizu Corp.	18,000	184,845

Shin-Etsu Chemical Co., Ltd.	4,200	466,087

Shindengen Electric Manufacturing Co., Ltd.	3,400	118,887

Shizuoka Bank Ltd. (The)	15,300	115,164

Softbank Corp.	50,800	682,242

SoftBank Group Corp.	3,300	144,420

Sojitz Corp.	44,200	143,164

Sompo Holdings, Inc.	6,000	237,405

Sony Corp.	2,000	136,204

Sony Financial Holdings, Inc.	7,200	174,112

Subaru Corp.	17,300	431,963

SUMCO Corp.(a)	8,500	142,820

Sumitomo Chemical Co., Ltd.	38,700	177,342

Sumitomo Corp.	29,800	445,320

Sumitomo Electric Industries Ltd.	16,400	249,301

Sumitomo Metal Mining Co., Ltd.	4,900	159,794

Sumitomo Mitsui Financial Group, Inc.(a)	24,100	895,475

Sumitomo Mitsui Trust Holdings, Inc.	8,500	339,218

Sumitomo Rubber Industries Ltd.(a)	12,900	158,705

Suntory Beverage & Food Ltd.	3,900	163,106

Suzuki Motor Corp.	4,100	172,300

T&D Holdings, Inc.	14,700	188,696

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

T. RAD Co., Ltd.	8,300	$156,873

Taiheiyo Cement Corp.	3,100	91,709

Taisei Corp.	4,200	175,652

Taiyo Nippon Sanso Corp.	4,100	91,602

Takeda Pharmaceutical Co., Ltd.	20,300	809,198

TDK Corp.	1,400	159,614

Terumo Corp.	5,300	189,469

Toho Bank Ltd. (The)	77,100	193,681

Toho Co., Ltd.	3,300	138,012

Tohoku Electric Power Co., Inc.	15,300	152,331

Tokio Marine Holdings, Inc.	8,900	501,119

Tokyo Electron Ltd.	3,700	814,562

Tokyo Steel Manufacturing Co., Ltd.	3,800	27,624

Toray Industries, Inc.	17,600	120,022

Torishima Pump Manufacturing Co., Ltd.	16,400	138,987

Tosoh Corp.	8,700	135,694

TOTO Ltd.	2,900	123,819

Toyota Motor Corp.	39,574	2,809,053

Toyota Tsusho Corp.	7,700	273,494

Unicharm Corp.	4,700	160,018

Yamaguchi Financial Group, Inc.	16,400	112,276

Yamaha Corp.	2,900	162,245

Yamaha Motor Co., Ltd.(a)	8,400	170,280

Yamato Holdings Co., Ltd.	2,400	41,231

Yokogawa Electric Corp.	4,100	72,776

Yokohama Rubber Co., Ltd. (The)	8,400	164,715

Z Holdings Corp.	75,500	320,271

Total Japan		53,242,445

Netherlands – 2.2%

ABN AMRO Bank N.V. CVA(b)	23,802	433,362

Aegon N.V.	53,020	242,047

Akzo Nobel N.V.	1,728	175,813

Arcadis N.V.	1,775	41,403

ASML Holding N.V.	2,035	602,366

BE Semiconductor Industries N.V.	3,182	123,084

Heineken Holding N.V.	2,759	267,579

Heineken N.V.	4,057	432,264

IMCD N.V.	1,143	99,819

ING Groep N.V.	86,621	1,039,216

Koninklijke Ahold Delhaize N.V.	16,059	401,895

Koninklijke DSM N.V.	1,549	201,869

Koninklijke KPN N.V.(a)	81,080	239,453

Koninklijke Philips N.V.	9,992	488,121

Koninklijke Vopak N.V.	2,476	134,324

NN Group N.V.	5,581	211,871

Ordina N.V.	41,150	93,998

Randstad N.V.	3,906	238,691

Rhi Magnesita N.V.	490	24,978

SBM Offshore N.V.	126	2,346

Signify N.V.(b)	2,908	90,941

Wolters Kluwer N.V.	3,061	223,407

Total Netherlands		5,808,847

New Zealand – 0.5%

Air New Zealand Ltd.	46,881	92,671

Chorus Ltd.	20,387	85,000

Genesis Energy Ltd.	64,148	130,914

Heartland Group Holdings Ltd.(a)	50,732	63,319

Infratil Ltd.	43,502	147,917

Mainfreight Ltd.	3,632	104,139

Metlifecare Ltd.	34,755	160,146

Port of Tauranga Ltd.	35,510	190,457

Ryman Healthcare Ltd.	10,846	119,491

Spark New Zealand Ltd.	52,841	154,361

Summerset Group Holdings Ltd.	16,916	101,570

Z Energy Ltd.	896	2,660

Total New Zealand		1,352,645

Norway – 1.7%

ABG Sundal Collier Holding ASA	329,004	149,389

AF Gruppen ASA	5,905	118,271

Aker ASA Class A	2,059	127,351

Aker BP ASA	9,844	322,633

Austevoll Seafood ASA	7,834	80,281

Borregaard ASA	2,647	28,617

DNB ASA	29,966	559,264

DNO ASA	30,261	39,844

Equinor ASA	58,999	1,178,328

Gjensidige Forsikring ASA	8,615	180,637

Kongsberg Gruppen ASA	5,377	84,443

Mowi ASA	12,054	313,034

Norsk Hydro ASA	38,164	141,758

Orkla ASA	16,352	165,543

Salmar ASA	3,115	159,272

SpareBank 1 SMN	11,154	127,187

Telenor ASA	25,504	456,978

TGS Nopec Geophysical Co. ASA	3,080	93,620

Total Norway		4,326,450

Portugal – 0.4%

Corticeira Amorim, SGPS, S.A.	7,378	93,585

EDP – Energias de Portugal S.A.	65,798	285,388

Galp Energia, SGPS, S.A.	16,996	284,262

Navigator Co. S.A. (The)	32,480	130,814

NOS, SGPS, S.A.	23,136	124,657

Semapa-Sociedade de Investimento e Gestao	5,558	85,597

Total Portugal		1,004,303

Singapore – 1.9%

Asian Pay Television Trust	157,000	19,732

CapitaLand Ltd.	70,800	197,449

China Aviation Oil Singapore Corp., Ltd.	100,000	94,448

CSE Global Ltd.	312,600	127,862

DBS Group Holdings Ltd.	49,600	954,634

Frasers Property Ltd.	127,900	160,749

Genting Singapore Ltd.	227,100	155,380

Hutchison Port Holdings Trust	303,000	52,116

Jardine Cycle & Carriage Ltd.	7,000	156,695

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

Keppel Corp., Ltd.	35,500	$178,734

NetLink NBN Trust	327,000	229,811

Olam International Ltd.	114,700	154,395

Oversea-Chinese Banking Corp., Ltd.	54,585	445,724

Singapore Exchange Ltd.	24,400	160,774

Singapore Technologies Engineering Ltd.	65,900	193,096

Singapore Telecommunications Ltd.	301,400	755,377

StarHub Ltd.	110,700	116,903

United Overseas Bank Ltd.	19,828	389,438

Wilmar International Ltd.	85,400	261,665

Yanlord Land Group Ltd.	89,700	80,718

Total Singapore		4,885,700

Spain – 3.9%

ACS Actividades de Construccion y Servicios S.A.	5,111	204,527

Aena SME S.A.(b)	2,269	434,255

Amadeus IT Group S.A.	4,079	333,328

Banco Bilbao Vizcaya Argentaria S.A.	119,796	670,069

Banco Santander S.A.	306,270	1,282,329

Bankia S.A.	9,607	20,516

Bankinter S.A.	21,811	159,922

CaixaBank S.A.	151,924	477,156

Cie Automotive S.A.	1,907	45,124

Enagas S.A.	6,565	167,576

Ence Energia y Celulosa S.A.(a)	17,310	71,310

Endesa S.A.	24,521	654,815

Euskaltel S.A.(b)	9,736	98,030

Faes Farma S.A.	22,694	127,370

Ferrovial S.A.	11,452	346,696

Grifols S.A.	4,110	145,001

Grupo Catalana Occidente S.A.	2,565	89,687

Iberdrola S.A.	94,579	974,594

Industria de Diseno Textil S.A.	39,674	1,400,596

Mapfre S.A.	75,962	201,231

Naturgy Energy Group S.A.	19,882	499,913

Prosegur Cia de Seguridad S.A.	9,565	39,511

Red Electrica Corp. S.A.	11,131	223,965

Repsol S.A.	39,038	610,414

Sacyr S.A.	5,778	16,863

Telefonica S.A.	98,415	687,902

Tubacex S.A.(a)	25,823	82,031

Zardoya Otis S.A.	11,944	94,185

Total Spain		10,158,916

Sweden – 2.9%

AAK AB	7,747	147,309

Ahlstrom-Munksjo Oyj	55	884

Alfa Laval AB	5,884	148,278

Atlas Copco AB Class A	11,147	444,877

Axfood AB	8,238	183,398

Boliden AB	5,908	156,835

Bulten AB	1,043	8,780

Electrolux AB Series B	6,325	155,337

Epiroc AB Class A	7,427	90,725

Essity AB Class B	6,757	217,846

Fabege AB	7,582	126,110

Hennes & Mauritz AB Class B(a)	37,682	766,759

Hexagon AB Class B	1,730	97,024

Husqvarna AB Class B	10,414	83,458

ICA Gruppen AB	3,906	182,426

Indutrade AB	3,322	118,954

Intrum AB	2,925	87,303

Investment AB Latour Class B	9,919	161,907

Kinnevik AB Class B	4,274	104,555

Lifco AB Class B	1,623	99,172

Lundin Petroleum AB	4,865	165,423

NCC AB Class B	4,943	80,896

NP3 Fastigheter AB	12,209	147,378

Peab AB Class B	10,867	108,832

Sandvik AB	14,509	283,095

Securitas AB Class B	7,407	127,749

Skandinaviska Enskilda Banken AB Class A	59,626	561,033

Skanska AB Class B	8,148	184,267

Svenska Cellulosa AB SCA Class B	8,079	81,989

Svenska Handelsbanken AB Class A	37,457	403,738

Swedbank AB Class A	39,225	584,328

Swedish Match AB	2,475	127,649

Tele2 AB Class B	10,722	155,600

Telefonaktiebolaget LM Ericsson Class B	17,639	153,683

Telia Co. AB	84,358	362,717

Thule Group AB(b)	4,208	97,097

Volvo AB Class B	27,334	458,144

Total Sweden		7,465,555

Switzerland – 7.5%

ABB Ltd. Registered Shares	33,570	810,173

Adecco Group AG Registered Shares	3,420	216,216

Cie Financiere Richemont S.A. Registered Shares	5,678	445,984

Coca-Cola HBC AG*	3,587	121,886

Credit Suisse Group AG Registered Shares*	20,926	283,198

DKSH Holding AG	1,660	90,341

Dufry AG Registered Shares*	2,108	209,026

EMS-Chemie Holding AG Registered Shares	347	228,084

Geberit AG Registered Shares	445	249,625

Givaudan S.A. Registered Shares	96	300,486

Julius Baer Group Ltd.*	3,685	190,006

Kuehne + Nagel International AG Registered Shares	2,316	390,325

LafargeHolcim Ltd. Registered Shares*	9,433	523,109

Logitech International S.A. Registered Shares	2,540	120,213

Lonza Group AG Registered Shares*	477	173,983

Nestle S.A. Registered Shares	29,613	3,204,265

Novartis AG Registered Shares	31,562	2,995,351

Partners Group Holding AG(a)	380	348,234

Roche Holding AG Bearer Shares	2,383	756,969

Roche Holding AG Genusschein	8,316	2,696,570

Schindler Holding AG Participation Certificate	903	229,585

SGS S.A. Registered Shares	121	331,255

SIG Combibloc Group AG*	8,315	132,751

Sika AG Registered Shares	1,191	223,662

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

STMicroelectronics N.V.	7,003	$188,425

Sunrise Communications Group AG*(b)	1,860	146,076

Swatch Group AG (The) Bearer Shares	809	225,569

Swiss Life Holding AG Registered Shares	437	219,233

Swiss Re AG	6,062	680,477

Swisscom AG Registered Shares	908	480,653

Temenos AG Registered Shares*	704	111,378

UBS Group AG Registered Shares*	75,578	954,140

Vifor Pharma AG	905	165,093

Zurich Insurance Group AG	2,718	1,114,595

Total Switzerland		19,556,936

United Kingdom – 18.6%

Admiral Group PLC	8,537	261,134

Anglo American PLC	19,474	560,595

Antofagasta PLC	18,068	219,442

Ashmore Group PLC	13,932	95,604

Associated British Foods PLC	6,872	236,514

AstraZeneca PLC	16,798	1,692,798

Aviva PLC	96,304	534,172

BAE Systems PLC	62,578	468,221

Barclays PLC	275,510	655,654

Barratt Developments PLC	34,756	343,757

Bellway PLC	3,790	191,142

Bloomsbury Publishing PLC	23,833	91,561

Bovis Homes Group PLC	9,335	167,938

BP PLC	471,673	2,946,789

British American Tobacco PLC	65,735	2,814,071

British Land Co. PLC (The)	23,726	200,781

Britvic PLC	8,952	107,266

BT Group PLC	280,616	715,388

Bunzl PLC	4,102	112,215

Burberry Group PLC	6,048	176,667

Carnival PLC	3,557	171,710

Centrica PLC	205,324	242,899

Cineworld Group PLC(a)	36,927	107,182

CNH Industrial N.V.	13,246	145,564

Coca-Cola European Partners PLC	5,176	259,419

Compass Group PLC	15,113	378,396

Croda International PLC	1,353	91,770

Diageo PLC	20,392	864,593

Direct Line Insurance Group PLC	37,579	155,571

Dixons Carphone PLC	61,625	117,722

Drax Group PLC	18,052	75,091

DS Smith PLC	28,606	145,596

easyJet PLC	11,421	215,527

Elementis PLC	33,698	79,908

Evraz PLC	60,372	323,111

Fiat Chrysler Automobiles N.V.	30,961	458,540

Fresnillo PLC(a)	13,023	110,449

G4S PLC	40,848	117,967

Galliford Try PLC	6,784	77,244

GlaxoSmithKline PLC	108,050	2,546,448

Halma PLC	2,963	83,058

Hammerson PLC	32,656	133,547

Hargreaves Lansdown PLC	4,173	106,970

Hays PLC	64,591	155,390

Hikma Pharmaceuticals PLC	3,251	85,748

Howden Joinery Group PLC	11,786	105,017

HSBC Holdings PLC	395,585	3,101,861

Imperial Brands PLC	36,399	901,224

Inchcape PLC	14,569	136,260

Informa PLC	21,363	242,537

InterContinental Hotels Group PLC	2,133	147,162

Intertek Group PLC	1,720	133,342

Investec PLC	16,733	98,222

ITV PLC	139,286	278,624

J Sainsbury PLC	62,420	190,106

John Wood Group PLC	23,505	124,086

Jupiter Fund Management PLC	21,144	114,731

Kingfisher PLC	58,019	166,788

Land Securities Group PLC	17,056	223,690

Legal & General Group PLC	121,512	487,749

Liontrust Asset Management PLC	9,183	133,817

Lloyds Banking Group PLC	1,386,856	1,148,274

London Stock Exchange Group PLC	1,974	202,667

Lookers PLC	105,453	76,834

Marks & Spencer Group PLC	59,934	169,514

McKay Securities PLC	25,015	91,131

Meggitt PLC	15,459	134,508

Melrose Industries PLC	62,304	198,172

Micro Focus International PLC	8,787	123,833

Mondi PLC	5,564	130,649

National Grid PLC	80,991	1,013,167

Next PLC	2,106	195,797

Numis Corp. PLC	18,978	75,172

Pagegroup PLC	18,215	126,202

Pearson PLC	9,065	76,496

Pennon Group PLC	12,613	171,268

Persimmon PLC	15,067	537,923

Prudential PLC	27,659	530,932

QinetiQ Group PLC	22,149	104,985

Reckitt Benckiser Group PLC	7,344	596,289

Redrow PLC	14,481	142,919

RELX PLC	15,273	385,538

Rentokil Initial PLC	21,724	130,368

Rio Tinto PLC	24,135	1,439,738

RM PLC	19,544	74,048

Rolls-Royce Holdings PLC*	12,592	113,966

Rotork PLC	21,366	94,821

Royal Bank of Scotland Group PLC	102,552	326,462

Royal Dutch Shell PLC Class A	98,558	2,918,123

Royal Dutch Shell PLC Class B	85,133	2,525,708

Royal Mail PLC	48,058	144,074

RSA Insurance Group PLC	19,645	147,196

Saga PLC	19,214	13,491

Sage Group PLC (The)	15,682	155,603

Schroders PLC	4,654	205,554

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

Investments	Shares	Value

SDL PLC	11,344	$89,567

Segro PLC	18,875	224,342

Severn Trent PLC	5,891	196,273

Signature Aviation PLC	27,984	117,592

Smith & Nephew PLC	11,340	275,290

Speedy Hire PLC	106,034	108,161

Spirax-Sarco Engineering PLC	1,049	123,541

SSE PLC	36,673	698,860

St. James’s Place PLC	11,652	179,752

Standard Chartered PLC	37,320	352,208

Standard Life Aberdeen PLC	74,014	321,702

SThree PLC	21,695	108,926

Tate & Lyle PLC	10,118	101,896

Taylor Wimpey PLC	57,508	147,339

TechnipFMC PLC	4,036	85,670

Tesco PLC	104,375	352,867

TP ICAP PLC	18,765	101,599

Travis Perkins PLC	3,921	83,213

Ultra Electronics Holdings PLC	1,596	44,696

Unilever N.V.	18,321	1,053,561

Unilever PLC	12,887	742,720

United Utilities Group PLC	15,148	189,315

Vertu Motors PLC	8,585	4,276

Vodafone Group PLC	700,856	1,362,607

Weir Group PLC (The)	5,273	105,445

WH Smith PLC	4,767	164,192

Whitbread PLC	2,026	130,064

Total United Kingdom		48,413,441
TOTAL COMMON STOCKS (Cost: $245,515,399)		261,211,362

RIGHTS – 0.0%

Spain – 0.0%

Faes Farma S.A., expiring 1/3/20*	23,359	3,746
Repsol S.A., expiring 1/21/20*	40,183	19,079
TOTAL RIGHTS (Cost: $22,670)		22,825

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $3,772,174)(d)	3,772,174	3,772,174

TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $249,310,243)		265,006,361

Other Assets less Liabilities – (2.0)%		(5,131,260)

NET ASSETS – 100.0%		$259,875,101
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,866,743 and the total market value of the collateral held by the Fund was $8,272,325. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,500,151.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

RSP	– Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2020	327,674	AUD	205,000	EUR	$226	$—

Bank of America N.A.	1/6/2020	246,236	AUD	168,300	USD	4,805	—

Bank of America N.A.	1/6/2020	4,260,669	AUD	2,995,259	USD	16	—

Bank of America N.A.	1/6/2020	162,906	DKK	24,189	USD	287	—

Bank of America N.A.	1/6/2020	2,865,304	DKK	430,492	USD	16	—

Bank of America N.A.	1/6/2020	601,385	EUR	667,124	USD	8,056	—

Bank of America N.A.	1/6/2020	10,575,445	EUR	11,872,915	USD	237	—

Bank of America N.A.	1/6/2020	204,041	GBP	268,753	USD	1,576	—

Bank of America N.A.	1/6/2020	3,610,279	GBP	4,783,045	USD	107	—

Bank of America N.A.	1/6/2020	16,693	ILS	4,820	USD	13	—

Bank of America N.A.	1/6/2020	296,163	ILS	85,779	USD	—	(23)

Bank of America N.A.	1/6/2020	445,464	NOK	48,750	USD	1,945	—

Bank of America N.A.	1/6/2020	7,623,991	NOK	867,604	USD	26	—

Bank of America N.A.	1/6/2020	38,291	SGD	28,174	USD	303	—

Bank of America N.A.	1/6/2020	674,202	SGD	501,421	USD	—	(19)

Bank of America N.A.	1/6/2020	3,145,522	USD	4,646,129	AUD	—	(120,734)

Bank of America N.A.	1/6/2020	452,089	USD	3,054,443	DKK	—	(6,837)

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/6/2020	12,468,544	USD	11,278,575	EUR	$—	$(194,019)

Bank of America N.A.	1/6/2020	5,022,996	USD	3,877,767	GBP	—	(114,544)

Bank of America N.A.	1/6/2020	90,082	USD	312,101	ILS	—	(289)

Bank of America N.A.	1/6/2020	911,129	USD	8,386,715	NOK	—	(43,300)

Bank of America N.A.	1/6/2020	526,576	USD	719,897	SGD	—	(8,809)

Bank of America N.A.	1/7/2020	142,961	CHF	145,013	USD	2,631	—

Bank of America N.A.	1/7/2020	2,499,028	CHF	2,580,817	USD	73	—

Bank of America N.A.	1/7/2020	17,877	NZD	11,741	USD	320	—

Bank of America N.A.	1/7/2020	309,704	NZD	208,951	USD	—	(6)

Bank of America N.A.	1/7/2020	754,695	SEK	79,361	USD	1,277	—

Bank of America N.A.	1/7/2020	13,217,824	SEK	1,412,399	USD	—	(93)

Bank of America N.A.	1/7/2020	2,710,289	USD	2,699,933	CHF	—	(78,087)

Bank of America N.A.	1/7/2020	219,433	USD	341,668	NZD	—	(11,077)

Bank of America N.A.	1/7/2020	1,483,255	USD	14,164,385	SEK	—	(30,189)

Bank of America N.A.	1/8/2020	33,852,712	JPY	312,491	USD	—	(968)

Bank of America N.A.	1/8/2020	604,364,318	JPY	5,561,454	USD	83	—

Bank of America N.A.	1/8/2020	5,840,455	USD	637,735,050	JPY	—	(28,169)

Bank of America N.A.	2/5/2020	3,051,558	USD	4,337,853	AUD	—	(228)

Bank of America N.A.	2/5/2020	2,664,119	USD	2,574,442	CHF	—	(112)

Bank of America N.A.	2/5/2020	452,658	USD	3,006,619	DKK	—	(8)

Bank of America N.A.	2/5/2020	12,056,542	USD	10,719,527	EUR	—	(989)

Bank of America N.A.	2/5/2020	4,963,052	USD	3,743,070	GBP	—	(297)

Bank of America N.A.	2/5/2020	84,134	USD	290,141	ILS	—	(3)

Bank of America N.A.	2/5/2020	9,260,512	USD	1,004,841,488	JPY	—	(694)

Bank of America N.A.	2/5/2020	905,277	USD	7,954,107	NOK	—	(37)

Bank of America N.A.	2/5/2020	135,536	USD	200,806	NZD	6	—

Bank of America N.A.	2/5/2020	903,183	USD	8,440,941	SEK	25	—

Bank of America N.A.	2/5/2020	505,886	USD	680,099	SGD	—	(23)

Canadian Imperial Bank of Commerce	1/6/2020	612,935	AUD	420,749	USD	10,148	—

Canadian Imperial Bank of Commerce	1/6/2020	405,447	DKK	60,472	USD	446	—

Canadian Imperial Bank of Commerce	1/6/2020	1,496,720	EUR	1,667,810	USD	12,572	—

Canadian Imperial Bank of Commerce	1/6/2020	513,550	GBP	671,883	USD	8,505	—

Canadian Imperial Bank of Commerce	1/6/2020	42,101	ILS	12,050	USD	141	—

Canadian Imperial Bank of Commerce	1/6/2020	1,099,072	NOK	121,874	USD	3,203	—

Canadian Imperial Bank of Commerce	1/6/2020	95,438	SGD	70,436	USD	541	—

Canadian Imperial Bank of Commerce	1/7/2020	355,118	CHF	362,532	USD	4,219	—

Canadian Imperial Bank of Commerce	1/7/2020	44,536	NZD	29,352	USD	695	—

Canadian Imperial Bank of Commerce	1/7/2020	1,863,322	SEK	198,402	USD	691	—

Canadian Imperial Bank of Commerce	1/8/2020	85,456,077	JPY	781,227	USD	5,165	—

Citibank N.A.	1/6/2020	182,803	AUD	126,490	USD	2,022	—

Citibank N.A.	1/6/2020	3,246,093	AUD	2,282,104	USD	—	(82)

Citibank N.A.	1/6/2020	122,388	DKK	18,180	USD	209	—

Citibank N.A.	1/6/2020	2,182,387	DKK	327,996	USD	—	(95)

Citibank N.A.	1/6/2020	451,694	EUR	501,392	USD	5,729	—

Citibank N.A.	1/6/2020	8,057,113	EUR	9,046,035	USD	—	(238)

Citibank N.A.	1/6/2020	156,153	GBP	201,988	USD	4,894	—

Citibank N.A.	1/6/2020	2,750,604	GBP	3,644,226	USD	—	(31)

Citibank N.A.	1/6/2020	12,580	ILS	3,622	USD	21	—

Citibank N.A.	1/6/2020	225,663	ILS	65,358	USD	—	(16)

Citibank N.A.	1/6/2020	327,770	NOK	36,639	USD	662	—

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	1/6/2020	5,808,513	NOK	661,032	USD	$—	$(9)

Citibank N.A.	1/6/2020	28,712	SGD	21,175	USD	178	—

Citibank N.A.	1/6/2020	513,675	SGD	382,037	USD	—	(18)

Citibank N.A.	1/6/2020	2,396,591	USD	3,539,912	AUD	—	(91,988)

Citibank N.A.	1/6/2020	344,449	USD	2,327,262	DKK	—	(5,219)

Citibank N.A.	1/6/2020	9,499,845	USD	8,593,078	EUR	—	(147,684)

Citibank N.A.	1/6/2020	3,827,046	USD	2,954,253	GBP	—	(86,958)

Citibank N.A.	1/6/2020	68,638	USD	237,811	ILS	—	(222)

Citibank N.A.	1/6/2020	694,195	USD	6,390,434	NOK	—	(33,053)

Citibank N.A.	1/6/2020	401,202	USD	548,489	SGD	—	(6,708)

Citibank N.A.	1/7/2020	106,893	CHF	108,988	USD	1,406	—

Citibank N.A.	1/7/2020	1,903,987	CHF	1,966,338	USD	19	—

Citibank N.A.	1/7/2020	13,312	NZD	8,824	USD	157	—

Citibank N.A.	1/7/2020	235,939	NZD	159,202	USD	—	(23)

Citibank N.A.	1/7/2020	561,961	SEK	59,646	USD	399	—

Citibank N.A.	1/7/2020	10,070,335	SEK	1,076,115	USD	—	(114)

Citibank N.A.	1/7/2020	2,064,983	USD	2,057,105	CHF	—	(59,508)

Citibank N.A.	1/7/2020	167,191	USD	260,325	NZD	—	(8,440)

Citibank N.A.	1/7/2020	1,130,100	USD	10,791,320	SEK	—	(22,937)

Citibank N.A.	1/8/2020	25,655,636	JPY	234,860	USD	1,231	—

Citibank N.A.	1/8/2020	460,449,909	JPY	4,237,299	USD	—	(105)

Citibank N.A.	1/8/2020	4,449,873	USD	485,875,403	JPY	—	(21,294)

Citibank N.A.	2/5/2020	2,325,001	USD	3,304,910	AUD	—	(85)

Citibank N.A.	2/5/2020	2,029,807	USD	1,961,492	CHF	—	(96)

Citibank N.A.	2/5/2020	344,885	USD	2,290,243	DKK	74	—

Citibank N.A.	2/5/2020	9,185,940	USD	8,166,899	EUR	—	(345)

Citibank N.A.	2/5/2020	3,781,374	USD	2,851,801	GBP	—	(144)

Citibank N.A.	2/5/2020	64,104	USD	221,069	ILS	—	(3)

Citibank N.A.	2/5/2020	7,055,632	USD	765,582,639	JPY	—	(425)

Citibank N.A.	2/5/2020	689,739	USD	6,060,276	NOK	—	(25)

Citibank N.A.	2/5/2020	103,266	USD	153,004	NZD	—	(1)

Citibank N.A.	2/5/2020	688,142	USD	6,431,244	SEK	16	—

Citibank N.A.	2/5/2020	385,439	USD	518,176	SGD	—	(19)

Commonwealth Bank of Australia	1/6/2020	3,145,522	USD	4,646,293	AUD	—	(120,849)

Commonwealth Bank of Australia	1/6/2020	452,089	USD	3,054,905	DKK	—	(6,906)

Commonwealth Bank of Australia	1/6/2020	12,468,544	USD	11,278,953	EUR	—	(194,443)

Commonwealth Bank of Australia	1/6/2020	5,022,996	USD	3,877,668	GBP	—	(114,413)

Commonwealth Bank of Australia	1/6/2020	90,082	USD	312,124	ILS	—	(295)

Commonwealth Bank of Australia	1/6/2020	911,129	USD	8,386,905	NOK	—	(43,322)

Commonwealth Bank of Australia	1/6/2020	526,576	USD	719,913	SGD	—	(8,821)

Commonwealth Bank of Australia	1/7/2020	2,710,289	USD	2,700,044	CHF	—	(78,202)

Commonwealth Bank of Australia	1/7/2020	219,433	USD	341,680	NZD	—	(11,085)

Commonwealth Bank of Australia	1/7/2020	1,483,255	USD	14,165,483	SEK	—	(30,307)

Commonwealth Bank of Australia	1/8/2020	5,840,455	USD	637,736,802	JPY	—	(28,185)

HSBC Holdings PLC	1/6/2020	4,260,669	AUD	2,995,259	USD	16	—

HSBC Holdings PLC	1/6/2020	2,865,217	DKK	430,492	USD	3	—

HSBC Holdings PLC	1/6/2020	10,575,304	EUR	11,872,915	USD	79	—

HSBC Holdings PLC	1/6/2020	3,610,276	GBP	4,783,045	USD	104	—

HSBC Holdings PLC	1/6/2020	296,207	ILS	85,779	USD	—	(11)

HSBC Holdings PLC	1/6/2020	7,623,888	NOK	867,604	USD	14	—

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

HSBC Holdings PLC	1/6/2020	674,191	SGD	501,421	USD	$—	$(27)

HSBC Holdings PLC	1/7/2020	2,498,964	CHF	2,580,817	USD	7	—

HSBC Holdings PLC	1/7/2020	309,664	NZD	208,951	USD	—	(33)

HSBC Holdings PLC	1/7/2020	13,217,590	SEK	1,412,399	USD	—	(118)

HSBC Holdings PLC	1/8/2020	604,350,414	JPY	5,561,454	USD	—	(45)

HSBC Holdings PLC	2/5/2020	3,051,558	USD	4,337,730	AUD	—	(141)

HSBC Holdings PLC	2/5/2020	2,664,119	USD	2,574,589	CHF	—	(264)

HSBC Holdings PLC	2/5/2020	452,658	USD	3,006,840	DKK	—	(41)

HSBC Holdings PLC	2/5/2020	12,056,542	USD	10,719,670	EUR	—	(1,150)

HSBC Holdings PLC	2/5/2020	4,963,052	USD	3,743,109	GBP	—	(349)

HSBC Holdings PLC	2/5/2020	84,134	USD	290,169	ILS	—	(12)

HSBC Holdings PLC	2/5/2020	9,260,512	USD	1,004,883,160	JPY	—	(1,078)

HSBC Holdings PLC	2/5/2020	905,277	USD	7,954,750	NOK	—	(111)

HSBC Holdings PLC	2/5/2020	135,536	USD	200,837	NZD	—	(15)

HSBC Holdings PLC	2/5/2020	903,183	USD	8,441,040	SEK	14	—

HSBC Holdings PLC	2/5/2020	505,886	USD	680,052	SGD	12	—

JP Morgan Chase Bank N.A.	1/6/2020	4,260,669	AUD	2,995,259	USD	16	—

JP Morgan Chase Bank N.A.	1/6/2020	2,865,201	DKK	430,492	USD	1	—

JP Morgan Chase Bank N.A.	1/6/2020	10,575,351	EUR	11,872,915	USD	132	—

JP Morgan Chase Bank N.A.	1/6/2020	3,610,262	GBP	4,783,045	USD	86	—

JP Morgan Chase Bank N.A.	1/6/2020	296,217	ILS	85,779	USD	—	(8)

JP Morgan Chase Bank N.A.	1/6/2020	7,623,752	NOK	867,604	USD	—	(2)

JP Morgan Chase Bank N.A.	1/6/2020	674,195	SGD	501,421	USD	—	(24)

JP Morgan Chase Bank N.A.	1/7/2020	2,498,458	CHF	2,580,817	USD	—	(516)

JP Morgan Chase Bank N.A.	1/7/2020	309,707	NZD	208,951	USD	—	(4)

JP Morgan Chase Bank N.A.	1/7/2020	13,218,115	SEK	1,412,399	USD	—	(62)

JP Morgan Chase Bank N.A.	1/8/2020	604,360,425	JPY	5,561,454	USD	47	—

JP Morgan Chase Bank N.A.	2/5/2020	3,051,558	USD	4,337,594	AUD	—	(46)

JP Morgan Chase Bank N.A.	2/5/2020	2,664,119	USD	2,573,901	CHF	448	—

JP Morgan Chase Bank N.A.	2/5/2020	452,658	USD	3,006,615	DKK	—	(7)

JP Morgan Chase Bank N.A.	2/5/2020	12,056,542	USD	10,719,127	EUR	—	(539)

JP Morgan Chase Bank N.A.	2/5/2020	4,963,052	USD	3,742,940	GBP	—	(125)

JP Morgan Chase Bank N.A.	2/5/2020	84,134	USD	290,133	ILS	—	(1)

JP Morgan Chase Bank N.A.	2/5/2020	9,260,512	USD	1,004,818,336	JPY	—	(480)

JP Morgan Chase Bank N.A.	2/5/2020	905,277	USD	7,953,926	NOK	—	(17)

JP Morgan Chase Bank N.A.	2/5/2020	135,536	USD	200,815	NZD	—	(0)*

JP Morgan Chase Bank N.A.	2/5/2020	903,183	USD	8,441,227	SEK	—	(6)

JP Morgan Chase Bank N.A.	2/5/2020	505,886	USD	680,091	SGD	—	(16)

Morgan Stanley & Co. International	1/6/2020	4,260,730	AUD	2,995,259	USD	59	—

Morgan Stanley & Co. International	1/6/2020	2,865,245	DKK	430,492	USD	7	—

Morgan Stanley & Co. International	1/6/2020	10,575,304	EUR	11,872,915	USD	79	—

Morgan Stanley & Co. International	1/6/2020	3,610,262	GBP	4,783,045	USD	86	—

Morgan Stanley & Co. International	1/6/2020	296,224	ILS	85,779	USD	—	(6)

Morgan Stanley & Co. International	1/6/2020	7,623,923	NOK	867,604	USD	18	—

Morgan Stanley & Co. International	1/6/2020	674,214	SGD	501,421	USD	—	(10)

Morgan Stanley & Co. International	1/7/2020	2,499,015	CHF	2,580,817	USD	60	—

Morgan Stanley & Co. International	1/7/2020	309,705	NZD	208,951	USD	—	(5)

Morgan Stanley & Co. International	1/7/2020	13,191,264	SEK	1,412,399	USD	—	(2,931)

Morgan Stanley & Co. International	1/8/2020	604,365,430	JPY	5,561,454	USD	93	—

Morgan Stanley & Co. International	2/5/2020	3,051,558	USD	4,337,791	AUD	—	(185)

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Morgan Stanley & Co. International	2/5/2020	2,664,119	USD	2,574,482	CHF	$—	$(153)

Morgan Stanley & Co. International	2/5/2020	452,658	USD	3,006,788	DKK	—	(34)

Morgan Stanley & Co. International	2/5/2020	12,056,542	USD	10,719,575	EUR	—	(1,043)

Morgan Stanley & Co. International	2/5/2020	4,963,052	USD	3,743,053	GBP	—	(274)

Morgan Stanley & Co. International	2/5/2020	84,134	USD	290,422	ILS	—	(85)

Morgan Stanley & Co. International	2/5/2020	9,260,512	USD	1,004,865,565	JPY	—	(916)

Morgan Stanley & Co. International	2/5/2020	905,277	USD	7,954,488	NOK	—	(81)

Morgan Stanley & Co. International	2/5/2020	135,536	USD	200,813	NZD	1	—

Morgan Stanley & Co. International	2/5/2020	903,183	USD	8,441,343	SEK	—	(18)

Morgan Stanley & Co. International	2/5/2020	505,886	USD	680,101	SGD	—	(24)

Royal Bank of Canada	1/6/2020	3,145,522	USD	4,646,074	AUD	—	(120,695)

Royal Bank of Canada	1/6/2020	452,089	USD	3,054,449	DKK	—	(6,838)

Royal Bank of Canada	1/6/2020	12,468,544	USD	11,278,320	EUR	—	(193,733)

Royal Bank of Canada	1/6/2020	5,022,996	USD	3,877,489	GBP	—	(114,175)

Royal Bank of Canada	1/6/2020	90,082	USD	312,116	ILS	—	(293)

Royal Bank of Canada	1/6/2020	911,129	USD	8,387,518	NOK	—	(43,392)

Royal Bank of Canada	1/6/2020	526,576	USD	719,888	SGD	—	(8,803)

Royal Bank of Canada	1/7/2020	2,710,289	USD	2,699,876	CHF	—	(78,029)

Royal Bank of Canada	1/7/2020	219,433	USD	341,670	NZD	—	(11,078)

Royal Bank of Canada	1/7/2020	1,483,255	USD	14,164,370	SEK	—	(30,188)

Royal Bank of Canada	1/8/2020	5,840,455	USD	637,698,255	JPY	—	(27,830)

Standard Chartered Bank	1/6/2020	3,145,522	USD	4,646,060	AUD	—	(120,685)

Standard Chartered Bank	1/6/2020	452,089	USD	3,054,469	DKK	—	(6,841)

Standard Chartered Bank	1/6/2020	12,468,544	USD	11,278,137	EUR	—	(193,527)

Standard Chartered Bank	1/6/2020	5,022,996	USD	3,877,474	GBP	—	(114,156)

Standard Chartered Bank	1/6/2020	90,082	USD	312,098	ILS	—	(288)

Standard Chartered Bank	1/6/2020	911,129	USD	8,387,362	NOK	—	(43,374)

Standard Chartered Bank	1/6/2020	526,576	USD	719,862	SGD	—	(8,783)

Standard Chartered Bank	1/7/2020	2,710,289	USD	2,699,846	CHF	—	(77,998)

Standard Chartered Bank	1/7/2020	219,433	USD	341,677	NZD	—	(11,083)

Standard Chartered Bank	1/7/2020	1,483,255	USD	14,163,595	SEK	—	(30,105)
Standard Chartered Bank	1/8/2020	5,840,455	USD	638,017,144	JPY	—	(30,765)
						$86,753	$(3,045,939)
*	Amount represent less than $1.

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2019

Investments	Shares	Value

EXCHANGE-TRADED FUND – 100.0%

United States – 100.0%

WisdomTree International Quality Dividend Growth Fund(a)
(Cost: $29,325,664)	984,968	$31,466,576

Other Assets less Liabilities – 0.0%		14,390

NET ASSETS – 100.0%		$31,480,966
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	1/3/2020	132,873	DKK	19,946	USD	$14		$—
Bank of America N.A.	1/3/2020	96,850	EUR	108,628	USD	86		—
Bank of America N.A.	1/3/2020	48,487	GBP	64,192	USD	41		—
Bank of America N.A.	1/3/2020	403,515	NOK	45,941	USD	—		(21)
Bank of America N.A.	1/3/2020	2,782	SGD	2,069	USD	0	*	—
Bank of America N.A.	1/6/2020	288,831	AUD	203,049	USD	1		—
Bank of America N.A.	1/6/2020	40,136	CHF	41,478	USD	—		(30)
Bank of America N.A.	1/6/2020	1,840,684	DKK	276,550	USD	10		—
Bank of America N.A.	1/6/2020	1,309,670	EUR	1,470,350	USD	29		—
Bank of America N.A.	1/6/2020	447,823	GBP	593,294	USD	13		—
Bank of America N.A.	1/6/2020	35,635	ILS	10,321	USD	—		(3)
Bank of America N.A.	1/6/2020	1,780,812	NOK	202,655	USD	6		—
Bank of America N.A.	1/6/2020	34,852	SGD	25,920	USD	—		(1)
Bank of America N.A.	1/6/2020	203,049	USD	299,916	AUD	—		(7,794)
Bank of America N.A.	1/6/2020	276,550	USD	1,868,451	DKK	—		(4,182)
Bank of America N.A.	1/6/2020	1,470,350	USD	1,330,023	EUR	—		(22,880)
Bank of America N.A.	1/6/2020	593,294	USD	458,025	GBP	—		(13,529)
Bank of America N.A.	1/6/2020	10,321	USD	35,758	ILS	—		(33)
Bank of America N.A.	1/6/2020	202,655	USD	1,865,389	NOK	—		(9,631)
Bank of America N.A.	1/6/2020	25,920	USD	35,436	SGD	—		(434)
Bank of America N.A.	1/7/2020	293,021	CHF	302,611	USD	9		—
Bank of America N.A.	1/7/2020	30,494	NZD	20,574	USD	—		(1)
Bank of America N.A.	1/7/2020	1,501,297	SEK	160,422	USD	—		(11)
Bank of America N.A.	1/7/2020	302,611	USD	301,455	CHF	—		(8,719)
Bank of America N.A.	1/7/2020	20,574	USD	32,035	NZD	—		(1,039)
Bank of America N.A.	1/7/2020	160,422	USD	1,531,954	SEK	—		(3,265)
Bank of America N.A.	1/8/2020	69,599,676	JPY	640,467	USD	10		—
Bank of America N.A.	1/8/2020	640,467	USD	69,934,320	JPY	—		(3,089)
Bank of America N.A.	2/5/2020	207,647	USD	295,175	AUD	—		(16)
Bank of America N.A.	2/5/2020	308,067	USD	297,697	CHF	—		(13)
Bank of America N.A.	2/5/2020	281,977	USD	1,872,931	DKK	—		(5)
Bank of America N.A.	2/5/2020	1,483,681	USD	1,319,148	EUR	—		(122)
Bank of America N.A.	2/5/2020	609,053	USD	459,340	GBP	—		(36)
Bank of America N.A.	2/5/2020	10,133	USD	34,944	ILS	—		(0)*
Bank of America N.A.	2/5/2020	1,062,933	USD	115,336,946	JPY	—		(80)
Bank of America N.A.	2/5/2020	201,899	USD	1,773,961	NOK	—		(8)
Bank of America N.A.	2/5/2020	13,616	USD	20,173	NZD	1		—
Bank of America N.A.	2/5/2020	100,668	USD	940,820	SEK	3		—
Bank of America N.A.	2/5/2020	24,811	USD	33,355	SGD	—		(1)
Bank of Montreal	1/3/2020	149,160	SEK	15,920	USD	14		—
Bank of Montreal	1/7/2020	1,622,603	JPY	14,935	USD	—		(4)
Canadian Imperial Bank of Commerce	1/2/2020	580	ILS	168	USD	—		(0)*
Citibank N.A.	1/6/2020	220,057	AUD	154,707	USD	—		(6)

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/6/2020	1,401,968	DKK	210,705	USD	$—	$(61)
Citibank N.A.	1/6/2020	997,800	EUR	1,120,269	USD	—	(29)
Citibank N.A.	1/6/2020	341,188	GBP	452,034	USD	—	(4)
Citibank N.A.	1/6/2020	27,159	ILS	7,866	USD	—	(2)
Citibank N.A.	1/6/2020	1,356,754	NOK	154,404	USD	—	(2)
Citibank N.A.	1/6/2020	26,559	SGD	19,753	USD	—	(1)
Citibank N.A.	1/6/2020	154,707	USD	228,512	AUD	—	(5,938)
Citibank N.A.	1/6/2020	210,705	USD	1,423,623	DKK	—	(3,193)
Citibank N.A.	1/6/2020	1,120,269	USD	1,013,338	EUR	—	(17,416)
Citibank N.A.	1/6/2020	452,034	USD	348,944	GBP	—	(10,271)
Citibank N.A.	1/6/2020	7,866	USD	27,253	ILS	—	(25)
Citibank N.A.	1/6/2020	154,404	USD	1,421,371	NOK	—	(7,352)
Citibank N.A.	1/6/2020	19,753	USD	27,005	SGD	—	(330)
Citibank N.A.	1/7/2020	223,251	CHF	230,562	USD	2	—
Citibank N.A.	1/7/2020	23,238	NZD	15,680	USD	—	(2)
Citibank N.A.	1/7/2020	1,143,806	SEK	122,227	USD	—	(13)
Citibank N.A.	1/7/2020	230,562	USD	229,682	CHF	—	(6,644)
Citibank N.A.	1/7/2020	15,680	USD	24,415	NZD	—	(792)
Citibank N.A.	1/7/2020	122,227	USD	1,167,145	SEK	—	(2,481)
Citibank N.A.	1/8/2020	53,026,351	JPY	487,976	USD	—	(12)
Citibank N.A.	1/8/2020	487,976	USD	53,281,416	JPY	—	(2,335)
Citibank N.A.	2/5/2020	158,209	USD	224,889	AUD	—	(6)
Citibank N.A.	2/5/2020	234,720	USD	226,820	CHF	—	(11)
Citibank N.A.	2/5/2020	214,842	USD	1,426,680	DKK	46	—
Citibank N.A.	2/5/2020	1,130,424	USD	1,005,021	EUR	—	(42)
Citibank N.A.	2/5/2020	464,041	USD	349,966	GBP	—	(18)
Citibank N.A.	2/5/2020	7,725	USD	26,640	ILS	—	(0)*
Citibank N.A.	2/5/2020	809,856	USD	87,874,721	JPY	—	(49)
Citibank N.A.	2/5/2020	153,828	USD	1,351,584	NOK	—	(6)
Citibank N.A.	2/5/2020	10,375	USD	15,372	NZD	—	(0)*
Citibank N.A.	2/5/2020	76,701	USD	716,833	SEK	2	—
Citibank N.A.	2/5/2020	18,904	USD	25,414	SGD	—	(1)
Commonwealth Bank of Australia	1/6/2020	203,049	USD	299,926	AUD	—	(7,801)
Commonwealth Bank of Australia	1/6/2020	276,550	USD	1,868,734	DKK	—	(4,225)
Commonwealth Bank of Australia	1/6/2020	1,470,350	USD	1,330,068	EUR	—	(22,930)
Commonwealth Bank of Australia	1/6/2020	593,294	USD	458,013	GBP	—	(13,514)
Commonwealth Bank of Australia	1/6/2020	10,321	USD	35,761	ILS	—	(34)
Commonwealth Bank of Australia	1/6/2020	202,655	USD	1,865,431	NOK	—	(9,636)
Commonwealth Bank of Australia	1/6/2020	25,920	USD	35,437	SGD	—	(434)
Commonwealth Bank of Australia	1/7/2020	302,611	USD	301,467	CHF	—	(8,731)
Commonwealth Bank of Australia	1/7/2020	20,574	USD	32,036	NZD	—	(1,039)
Commonwealth Bank of Australia	1/7/2020	160,422	USD	1,532,073	SEK	—	(3,278)
Commonwealth Bank of Australia	1/8/2020	640,467	USD	69,934,513	JPY	—	(3,091)
HSBC Holdings PLC	1/6/2020	288,831	AUD	203,049	USD	1	—
HSBC Holdings PLC	1/6/2020	1,840,628	DKK	276,550	USD	2	—
HSBC Holdings PLC	1/6/2020	1,309,653	EUR	1,470,350	USD	10	—
HSBC Holdings PLC	1/6/2020	447,822	GBP	593,294	USD	13	—
HSBC Holdings PLC	1/6/2020	35,640	ILS	10,321	USD	—	(1)
HSBC Holdings PLC	1/6/2020	1,780,788	NOK	202,655	USD	3	—
HSBC Holdings PLC	1/6/2020	34,851	SGD	25,920	USD	—	(1)
HSBC Holdings PLC	1/7/2020	293,013	CHF	302,611	USD	1	—
HSBC Holdings PLC	1/7/2020	30,491	NZD	20,574	USD	—	(3)
HSBC Holdings PLC	1/7/2020	1,501,270	SEK	160,422	USD	—	(13)
HSBC Holdings PLC	1/8/2020	69,598,075	JPY	640,467	USD	—	(5)
HSBC Holdings PLC	2/5/2020	207,647	USD	295,166	AUD	—	(10)

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
HSBC Holdings PLC	2/5/2020	308,067	USD	297,714	CHF	$—		$(30)
HSBC Holdings PLC	2/5/2020	281,977	USD	1,873,069	DKK	—		(26)
HSBC Holdings PLC	2/5/2020	1,483,681	USD	1,319,165	EUR	—		(141)
HSBC Holdings PLC	2/5/2020	609,053	USD	459,345	GBP	—		(43)
HSBC Holdings PLC	2/5/2020	10,133	USD	34,948	ILS	—		(1)
HSBC Holdings PLC	2/5/2020	1,062,933	USD	115,341,729	JPY	—		(124)
HSBC Holdings PLC	2/5/2020	201,899	USD	1,774,105	NOK	—		(25)
HSBC Holdings PLC	2/5/2020	13,616	USD	20,176	NZD	—		(1)
HSBC Holdings PLC	2/5/2020	100,668	USD	940,831	SEK	2		—
HSBC Holdings PLC	2/5/2020	24,811	USD	33,353	SGD	1		—
JP Morgan Chase Bank N.A.	1/3/2020	52,596	AUD	36,906	USD	66		—
JP Morgan Chase Bank N.A.	1/6/2020	288,831	AUD	203,049	USD	1		—
JP Morgan Chase Bank N.A.	1/6/2020	1,840,618	DKK	276,550	USD	0	*	—
JP Morgan Chase Bank N.A.	1/6/2020	1,309,659	EUR	1,470,350	USD	16		—
JP Morgan Chase Bank N.A.	1/6/2020	447,821	GBP	593,294	USD	11		—
JP Morgan Chase Bank N.A.	1/6/2020	35,641	ILS	10,321	USD	—		(1)
JP Morgan Chase Bank N.A.	1/6/2020	1,780,756	NOK	202,655	USD	—		(0)*
JP Morgan Chase Bank N.A.	1/6/2020	7,302	NZD	4,916	USD	10		—
JP Morgan Chase Bank N.A.	1/6/2020	34,851	SGD	25,920	USD	—		(1)
JP Morgan Chase Bank N.A.	1/7/2020	292,954	CHF	302,611	USD	—		(60)
JP Morgan Chase Bank N.A.	1/7/2020	30,495	NZD	20,574	USD	—		(0)*
JP Morgan Chase Bank N.A.	1/7/2020	1,501,330	SEK	160,422	USD	—		(7)
JP Morgan Chase Bank N.A.	1/8/2020	69,599,228	JPY	640,467	USD	5		—
JP Morgan Chase Bank N.A.	2/5/2020	207,647	USD	295,157	AUD	—		(3)
JP Morgan Chase Bank N.A.	2/5/2020	308,067	USD	297,635	CHF	52		—
JP Morgan Chase Bank N.A.	2/5/2020	281,977	USD	1,872,929	DKK	—		(5)
JP Morgan Chase Bank N.A.	2/5/2020	1,483,681	USD	1,319,098	EUR	—		(66)
JP Morgan Chase Bank N.A.	2/5/2020	609,053	USD	459,324	GBP	—		(15)
JP Morgan Chase Bank N.A.	2/5/2020	10,133	USD	34,943	ILS	—		(0)*
JP Morgan Chase Bank N.A.	2/5/2020	1,062,933	USD	115,334,289	JPY	—		(55)
JP Morgan Chase Bank N.A.	2/5/2020	201,899	USD	1,773,921	NOK	—		(4)
JP Morgan Chase Bank N.A.	2/5/2020	13,616	USD	20,174	NZD	—		(0)*
JP Morgan Chase Bank N.A.	2/5/2020	100,668	USD	940,852	SEK	—		(1)
JP Morgan Chase Bank N.A.	2/5/2020	24,811	USD	33,355	SGD	—		(1)
Morgan Stanley & Co. International	1/6/2020	288,835	AUD	203,049	USD	4		—
Morgan Stanley & Co. International	1/6/2020	1,840,647	DKK	276,550	USD	5		—
Morgan Stanley & Co. International	1/6/2020	1,309,653	EUR	1,470,350	USD	10		—
Morgan Stanley & Co. International	1/6/2020	447,821	GBP	593,294	USD	11		—
Morgan Stanley & Co. International	1/6/2020	35,642	ILS	10,321	USD	—		(1)
Morgan Stanley & Co. International	1/6/2020	1,780,796	NOK	202,655	USD	4		—
Morgan Stanley & Co. International	1/6/2020	34,852	SGD	25,920	USD	—		(1)
Morgan Stanley & Co. International	1/7/2020	293,019	CHF	302,611	USD	7		—
Morgan Stanley & Co. International	1/7/2020	30,495	NZD	20,574	USD	—		(0)*
Morgan Stanley & Co. International	1/7/2020	1,498,280	SEK	160,422	USD	—		(333)
Morgan Stanley & Co. International	1/8/2020	69,599,805	JPY	640,467	USD	11		—
Morgan Stanley & Co. International	2/5/2020	207,647	USD	295,170	AUD	—		(13)
Morgan Stanley & Co. International	2/5/2020	308,067	USD	297,702	CHF	—		(18)
Morgan Stanley & Co. International	2/5/2020	281,977	USD	1,873,037	DKK	—		(21)
Morgan Stanley & Co. International	2/5/2020	1,483,681	USD	1,319,154	EUR	—		(128)
Morgan Stanley & Co. International	2/5/2020	609,053	USD	459,338	GBP	—		(34)
Morgan Stanley & Co. International	2/5/2020	10,133	USD	34,978	ILS	—		(10)
Morgan Stanley & Co. International	2/5/2020	1,062,933	USD	115,339,710	JPY	—		(105)
Morgan Stanley & Co. International	2/5/2020	201,899	USD	1,774,046	NOK	—		(18)
Morgan Stanley & Co. International	2/5/2020	13,616	USD	20,174	NZD	0	*	—
Morgan Stanley & Co. International	2/5/2020	100,668	USD	940,865	SEK	—		(2)

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	2/5/2020	24,811	USD	33,355	SGD	$—	$(1)
Royal Bank of Canada	1/6/2020	203,049	USD	299,912	AUD	—	(7,791)
Royal Bank of Canada	1/6/2020	276,550	USD	1,868,455	DKK	—	(4,183)
Royal Bank of Canada	1/6/2020	1,470,350	USD	1,329,993	EUR	—	(22,846)
Royal Bank of Canada	1/6/2020	593,294	USD	457,992	GBP	—	(13,486)
Royal Bank of Canada	1/6/2020	10,321	USD	35,760	ILS	—	(34)
Royal Bank of Canada	1/6/2020	202,655	USD	1,865,567	NOK	—	(9,651)
Royal Bank of Canada	1/6/2020	25,920	USD	35,436	SGD	—	(433)
Royal Bank of Canada	1/7/2020	302,611	USD	301,448	CHF	—	(8,712)
Royal Bank of Canada	1/7/2020	20,574	USD	32,035	NZD	—	(1,039)
Royal Bank of Canada	1/7/2020	160,422	USD	1,531,953	SEK	—	(3,265)
Royal Bank of Canada	1/8/2020	640,467	USD	69,930,286	JPY	—	(3,052)
Standard Chartered Bank	1/6/2020	203,049	USD	299,911	AUD	—	(7,790)
Standard Chartered Bank	1/6/2020	276,550	USD	1,868,467	DKK	—	(4,185)
Standard Chartered Bank	1/6/2020	1,470,350	USD	1,329,972	EUR	—	(22,822)
Standard Chartered Bank	1/6/2020	593,294	USD	457,990	GBP	—	(13,484)
Standard Chartered Bank	1/6/2020	10,321	USD	35,758	ILS	—	(33)
Standard Chartered Bank	1/6/2020	202,655	USD	1,865,533	NOK	—	(9,647)
Standard Chartered Bank	1/6/2020	25,920	USD	35,434	SGD	—	(432)
Standard Chartered Bank	1/7/2020	302,611	USD	301,445	CHF	—	(8,709)
Standard Chartered Bank	1/7/2020	20,574	USD	32,036	NZD	—	(1,039)
Standard Chartered Bank	1/7/2020	160,422	USD	1,531,869	SEK	—	(3,256)
Standard Chartered Bank	1/8/2020	640,467	USD	69,965,255	JPY	—	(3,374)
						$533	$(357,293)
*	Amount represents less than $1.

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 100.5%

Australia – 9.4%

Accent Group Ltd.	37,341	$48,954

Adairs Ltd.	15,051	24,228

ALS Ltd.	15,319	98,855

Altium Ltd.	1,283	31,313

Ansell Ltd.	3,576	72,974

AP Eagers Ltd.(a)	6,733	48,466

ARB Corp., Ltd.	2,123	28,012

AUB Group Ltd.	3,491	29,423

Australian Pharmaceutical Industries Ltd.(a)	23,450	22,089

Bank of Queensland Ltd.(a)	25,363	129,260

Bapcor Ltd.	8,479	38,146

Blackmores Ltd.(a)	595	35,468

Breville Group Ltd.	2,917	35,802

Brickworks Ltd.	4,346	57,068

carsales.com Ltd.	8,488	99,106

Codan Ltd.	8,403	44,006

Collins Foods Ltd.	4,611	28,880

Corporate Travel Management Ltd.(a)	2,192	31,588

Costa Group Holdings Ltd.(a)	14,064	24,419

Credit Corp. Group Ltd.	1,949	42,252

CSR Ltd.	31,792	101,684

Dicker Data Ltd.	6,816	33,060

Domain Holdings Australia Ltd.(a)	9,294	24,173

Domino’s Pizza Enterprises Ltd.	2,477	91,170

Elders Ltd.(a)	4,348	19,775

Estia Health Ltd.	22,759	39,036

Event Hospitality and Entertainment Ltd.(a)	6,333	60,544

FlexiGroup Ltd.(a)	19,010	24,588

G8 Education Ltd.(a)	19,281	25,752

Genworth Mortgage Insurance Australia Ltd.(a)	26,362	67,639

GUD Holdings Ltd.	5,035	39,287

GWA Group Ltd.(a)	15,049	35,121

Hansen Technologies Ltd.	7,231	19,316

Healius Ltd.	19,354	37,550

HT&E Ltd.(a)	24,320	28,977

Independence Group NL	6,445	28,270

Ingenia Communities Group	13,782	48,053

Inghams Group Ltd.(a)	19,400	45,821

Integrated Research Ltd.(a)	7,221	16,548

Invocare Ltd.(a)	3,482	32,285

IOOF Holdings Ltd.(a)	32,276	178,331

IPH Ltd.	7,709	44,436

IRESS Ltd.	6,136	56,246

JB Hi-Fi Ltd.(a)	5,456	144,476

Jupiter Mines Ltd.(a)	279,096	54,933

Link Administration Holdings Ltd.	19,464	80,178

Lovisa Holdings Ltd.(a)	3,274	28,469

McMillan Shakespeare Ltd.	4,612	42,470

Metcash Ltd.	38,926	70,323

Mineral Resources Ltd.(a)	6,188	71,773

Monadelphous Group Ltd.	2,900	34,003

MyState Ltd.	9,860	34,378

Navigator Global Investments Ltd.	11,593	23,063

New Hope Corp., Ltd.(a)	47,384	68,616

NIB Holdings Ltd.	13,075	57,628

Nick Scali Ltd.(a)	6,974	33,973

Nine Entertainment Co. Holdings Ltd.	64,780	81,511

oOh!media Ltd.	9,217	23,584

Orora Ltd.	43,869	98,064

OZ Minerals Ltd.	7,977	59,158

Peet Ltd.(a)	33,513	29,801

Pendal Group Ltd.	19,610	118,412

Perenti Global Ltd.	22,486	25,607

Perpetual Ltd.(a)	3,005	86,861

Platinum Asset Management Ltd.(a)	33,700	107,076

Premier Investments Ltd.	6,224	82,078

Regis Healthcare Ltd.(a)	23,316	40,319

Regis Resources Ltd.	17,900	54,609

Reliance Worldwide Corp., Ltd.(a)	16,403	46,583

Sandfire Resources NL	7,245	30,455

SeaLink Travel Group Ltd.	7,343	25,293

Service Stream Ltd.	18,843	35,234

SG Fleet Group Ltd.	17,547	31,947

Sigma Healthcare Ltd.	89,929	36,665

Sims Metal Management Ltd.(a)	10,231	76,737

SmartGroup Corp., Ltd.	6,448	31,456

Southern Cross Media Group Ltd.	62,089	36,226

Spark Infrastructure Group	94,822	139,309

St Barbara Ltd.	23,333	44,613

Steadfast Group Ltd.	18,422	45,065

Super Retail Group Ltd.(a)	10,059	71,558

Tassal Group Ltd.	8,555	25,017

Technology One Ltd.	5,483	31,952

Total Australia		4,327,444

Austria – 1.3%

EVN AG	3,744	72,706

Oesterreichische Post AG	4,060	154,950

Palfinger AG	995	32,669

Porr AG(a)	1,802	31,231

S IMMO AG	2,259	56,547

UNIQA Insurance Group AG	17,382	177,455

Wienerberger AG	2,834	84,046

Total Austria		609,604

Belgium – 1.3%

Bekaert S.A.	1,859	55,298

bpost S.A.	23,234	268,626

D’ieteren S.A./N.V.	1,379	96,900

Econocom Group S.A./N.V.	12,176	33,240

Euronav N.V.	3,444	42,447

Ontex Group N.V.	2,519	53,017

Orange Belgium S.A.	1,982	46,053

Recticel S.A.	2,399	22,378

Total Belgium		617,959

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

China – 2.0%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	21,300	$32,148

China Agri-Industries Holdings Ltd.	110,000	58,305

China Overseas Grand Oceans Group Ltd.	138,400	95,739

China Power International Development Ltd.	502,000	107,593

China South City Holdings Ltd.	272,000	34,559

China Traditional Chinese Medicine Holdings Co., Ltd.	160,000	77,209

CITIC Telecom International Holdings Ltd.	232,678	84,808

CPMC Holdings Ltd.(a)	74,900	32,683

Dah Chong Hong Holdings Ltd.	162,979	76,973

Genertec Universal Medical Group Co., Ltd.(b)	85,800	64,968

Guotai Junan International Holdings Ltd.(a)	328,052	58,101

Hua Hong Semiconductor Ltd.(a)(b)	26,500	60,266

Poly Property Group Co., Ltd.	141,000	58,450

Shougang Fushan Resources Group Ltd.	401,903	86,655

Xiwang Special Steel Co., Ltd.	133,000	8,364

Total China		936,821

Denmark – 1.3%

Alm Brand A/S	7,837	69,635

DFDS A/S	975	47,600

FLSmidth & Co. A/S	1,634	65,144

Matas A/S	3,967	32,835

Ringkjoebing Landbobank A/S	743	57,368

Scandinavian Tobacco Group A/S Class A(b)	6,955	84,887

Schouw & Co. A/S	595	50,053

Spar Nord Bank A/S	7,725	75,080

Sydbank A/S	4,583	96,245

Total Denmark		578,847

Finland – 2.7%

Cargotec Oyj Class B	1,751	59,437

Citycon Oyj(a)	11,049	116,149

Cramo Oyj	2,244	33,350

Finnair Oyj	5,427	35,820

Fiskars Oyj Abp(a)	2,625	33,178

Kemira Oyj	6,048	90,021

Konecranes Oyj	2,742	84,334

Lassila & Tikanoja Oyj	2,439	43,093

Lehto Group Oyj(a)	5,501	14,536

Metsa Board Oyj	20,001	134,594

Oriola Oyj Class B	10,128	23,022

Outokumpu Oyj(a)	21,475	67,641

Raisio Oyj Class V	7,786	29,715

Sanoma Oyj	7,641	81,010

Terveystalo Oyj*(b)	3,313	41,577

Tieto Oyj	5,448	169,518

Tokmanni Group Corp.	4,304	60,970

Uponor Oyj	3,960	51,785

YIT Oyj(a)	10,509	70,306

Total Finland		1,240,056

France – 3.2%

Albioma S.A.	988	28,835

Beneteau S.A.	2,454	29,832

Chargeurs S.A.(a)	1,423	27,602

Coface S.A.	12,923	159,132

Derichebourg S.A.	9,597	39,320

Elior Group S.A.(b)	5,613	82,538

Europcar Mobility Group(a)(b)	5,117	24,894

Interparfums S.A.	830	34,472

IPSOS	1,864	60,573

Jacquet Metal Service S.A.	1,462	25,306

Kaufman & Broad S.A.	1,606	66,701

Maisons du Monde S.A.(b)	472	6,872

Manitou BF S.A.	996	23,981

Metropole Television S.A.	6,959	131,077

Nexity S.A.	3,282	164,971

Quadient	1,768	42,827

Rallye S.A.	3,537	40,179

Rothschild & Co.	2,054	59,024

Sopra Steria Group	485	78,123

SPIE S.A.	5,568	113,501

Tarkett S.A.	2,013	32,538

Television Francaise 1	8,662	71,951

Trigano S.A.	490	51,757

Vicat S.A.	1,284	58,156

Total France		1,454,162

Georgia – 0.1%

Bank of Georgia Group PLC	2,160	46,499

Germany – 4.9%

Aareal Bank AG	4,713	160,033

alstria office REIT-AG	4,442	83,518

AURELIUS Equity Opportunities SE & Co. KGaA	1,088	47,630

Aurubis AG	1,645	101,041

Bilfinger SE	1,624	63,037

CANCOM SE	587	34,659

CropEnergies AG	4,613	56,855

Dermapharm Holding SE	1,450	64,698

Deutsche Pfandbriefbank AG(b)	11,524	188,344

Deutz AG	2,795	17,475

DIC Asset AG	3,536	63,110

Duerr AG	2,025	69,056

Encavis AG	6,592	69,481

Freenet AG	10,930	250,777

Gerresheimer AG	618	47,866

Hamburger Hafen und Logistik AG	2,034	56,029

Indus Holding AG	892	38,899

Jenoptik AG	928	26,542

JOST Werke AG(b)	730	30,565

Kloeckner & Co. SE	7,024	49,514

Koenig & Bauer AG	610	19,131

Krones AG	733	55,538

MLP SE	6,736	42,342

NORMA Group SE	1,065	45,428

PATRIZIA AG	1,220	27,197

Pfeiffer Vacuum Technology AG	216	38,551

RHOEN-KLINIKUM AG	1,084	21,269

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares		Value

Salzgitter AG	1,617		$35,866

Siltronic AG	2,310		232,642

Software AG	1,773		61,895

Takkt AG	2,653		37,463

Wacker Neuson SE	1,879		35,961

Wuestenrot & Wuerttembergische AG	2,672		58,067

Total Germany			2,230,479

Hong Kong – 0.5%

Dah Sing Banking Group Ltd.	35,600		47,608

Dah Sing Financial Holdings Ltd.	13,600		53,584

Hongkong & Shanghai Hotels Ltd. (The)	28,500		30,542

Kowloon Development Co., Ltd.	26,000		32,601

Nissin Foods Co., Ltd.	33,000		26,216

Television Broadcasts Ltd.	38,400		60,322

Total Hong Kong			250,873

Ireland – 0.7%

C&C Group PLC(a)	12,668		68,219

Grafton Group PLC	4,653		53,442

Greencore Group PLC	17,521		62,182

Hibernia REIT PLC	17,236		27,280

Irish Continental Group PLC	6,443		35,004

Origin Enterprises PLC	6,278		26,145

UDG Healthcare PLC	3,293		35,161

Total Ireland			307,433

Israel – 2.5%

Ashtrom Group Ltd.	4,022		60,214

Ashtrom Properties Ltd.	6,733		43,041

Delek Automotive Systems Ltd.	5,571		35,790

Delek Group Ltd.	795		120,867

First International Bank of Israel Ltd.	3,744		108,277

Fox Wizel Ltd.	1,054		48,001

Gazit-Globe Ltd.	8,900		98,482

Harel Insurance Investments & Financial Services Ltd.	7,891		61,570

Hilan Ltd.	951		38,271

Inrom Construction Industries Ltd.	9,431		40,930

Magic Software Enterprises Ltd.	2,851		27,734

Matrix IT Ltd.	2,624		52,807

Maytronics Ltd.	3,659		30,559

Mehadrin Ltd.*	0	‡	16

Menora Mivtachim Holdings Ltd.	1,520		22,219

Naphtha Israel Petroleum Corp., Ltd.	6,481		38,728

OPC Energy Ltd.	2,112		17,934

Paz Oil Co., Ltd.	553		78,275

Phoenix Holdings Ltd. (The)	15,507		93,742

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	592		34,039

Shapir Engineering and Industry Ltd.	5,493		33,524

Shufersal Ltd.	6,948		44,215

Total Israel			1,129,235

Italy – 4.2%

Anima Holding SpA(b)	21,451		110,810

Aquafil SpA(a)	2,869		20,289

Ascopiave SpA	10,564		45,239

ASTM SpA	1,828		55,320

Autogrill SpA	4,872		51,024

Azimut Holding SpA	10,179		243,144

Banca Farmafactoring SpA(b)	16,487		98,825

Banca IFIS SpA	4,752		74,678

Banca Popolare di Sondrio SCPA	11,749		27,801

Banca Sistema SpA(b)	14,456		29,987

BPER Banca	16,714		84,108

Brunello Cucinelli SpA	733		25,967

Cairo Communication SpA	11,700		35,657

Cerved Group SpA	6,906		67,403

CIR-Compagnie Industriali Riunite SpA	21,463		26,212

Credito Emiliano SpA	12,283		71,558

Datalogic SpA(a)	1,781		33,726

doValue SpA(b)	3,163		43,671

El.En. SpA	786		29,151

Falck Renewables SpA	5,766		30,808

Fincantieri SpA(a)	16,186		16,733

Gamenet Group SpA(b)	3,163		46,156

Gruppo MutuiOnline SpA	1,151		25,905

Immobiliare Grande Distribuzione SIIQ SpA	8,958		62,343

Maire Tecnimont SpA(a)	13,443		37,332

MARR SpA	2,299		52,516

Piaggio & C. SpA	13,404		41,346

RAI Way SpA(b)	8,247		56,747

Reply SpA	331		25,804

Rizzoli Corriere Della Sera Mediagroup SpA	35,640		40,326

Saras SpA	54,694		88,039

Societa Cattolica di Assicurazioni SC	7,783		63,514

Technogym SpA(b)	3,101		40,343

Tod’s SpA(a)	635		29,381

Unieuro SpA(b)	2,128		32,008

Zignago Vetro SpA	3,369		48,028

Total Italy			1,911,899

Japan – 26.4%

77 Bank Ltd. (The)	2,035		34,305

ADEKA Corp.	2,400		36,571

Aeon Delight Co., Ltd.	900		32,505

Ai Holdings Corp.	1,800		32,248

Aica Kogyo Co., Ltd.	1,100		36,692

Aichi Corp.	3,300		22,653

Alpen Co., Ltd.	2,100		34,338

Amano Corp.	1,800		55,238

Anest Iwata Corp.	2,800		27,311

Anritsu Corp.(a)	1,600		31,919

AOKI Holdings, Inc.	3,600		37,466

Aomori Bank Ltd. (The)	1,048		28,226

Aoyama Trading Co., Ltd.	2,300		32,529

Arcs Co., Ltd.	1,600		33,966

Ariake Japan Co., Ltd.	300		22,443

As One Corp.	435		40,868

Asahi Holdings, Inc.	1,600		39,840

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

Asics Corp.(a)	2,600	$43,447

Autobacs Seven Co., Ltd.	2,100	33,237

Awa Bank Ltd. (The)	370	8,338

Axial Retailing, Inc.	600	21,035

Bank of Nagoya Ltd. (The)	849	26,640

Bank of Okinawa Ltd. (The)	642	21,740

Bell System24 Holdings, Inc.	1,901	30,087

Benesse Holdings, Inc.	1,800	47,603

Bic Camera, Inc.	3,300	37,836

C.I. Takiron Corp.	4,700	31,960

Central Glass Co., Ltd.	1,000	24,670

Chugoku Bank Ltd. (The)	3,400	34,884

Citizen Watch Co., Ltd.	8,600	47,244

Cosel Co., Ltd.	2,800	30,403

Cosmo Energy Holdings Co., Ltd.	2,219	51,353

Credit Saison Co., Ltd.	4,600	80,466

Dai Nippon Toryo Co., Ltd.	3,800	41,156

Daibiru Corp.	3,100	37,454

Daido Steel Co., Ltd.	1,100	48,636

Daihen Corp.	637	21,219

Daiichikosho Co., Ltd.	1,000	52,726

Daikyonishikawa Corp.	3,300	25,963

Daishi Hokuetsu Financial Group, Inc.	1,100	30,872

Daiwabo Holdings Co., Ltd.	500	30,964

Denka Co., Ltd.	2,300	69,206

Denyo Co., Ltd.	2,295	43,757

DIC Corp.(a)	2,600	72,611

Dip Corp.	1,641	48,849

DMG Mori Co., Ltd.(a)	2,900	45,098

Doshisha Co., Ltd.(a)	1,800	29,979

Eagle Industry Co., Ltd.	3,200	33,480

Ebara Corp.(a)	1,700	52,013

Eidai Co., Ltd.	7,700	25,436

en-japan, Inc.	700	30,757

EPS Holdings, Inc.	2,000	25,654

Exedy Corp.	1,930	44,132

Financial Products Group Co., Ltd.	4,500	43,603

FP Corp.	459	27,411

Fuji Corp., Ltd.	5,600	36,380

Fuji Oil Holdings, Inc.	1,100	29,718

Fujikura Ltd.	8,100	33,689

Fujitec Co., Ltd.	2,400	39,288

Fujitsu General Ltd.	1,549	35,049

Furukawa Co., Ltd.	2,100	27,942

Furukawa Electric Co., Ltd.	1,600	41,518

Fuso Chemical Co., Ltd.	1,100	32,744

Fuyo General Lease Co., Ltd.	700	47,472

Glory Ltd.	1,000	30,458

GMO Financial Holdings, Inc.	5,300	28,871

GMO Internet, Inc.	1,700	32,459

Goldcrest Co., Ltd.	1,300	24,917

GS Yuasa Corp.	1,951	42,458

Gunma Bank Ltd. (The)	10,787	38,314

H2O Retailing Corp.	2,900	32,743

Hachijuni Bank Ltd. (The)	10,600	46,623

Hakudo Co., Ltd.(a)	2,600	37,657

Hakuto Co., Ltd.	3,900	48,878

Hanwa Co., Ltd.	1,739	46,037

Hazama Ando Corp.	5,100	44,676

Heiwa Corp.	2,349	49,412

Heiwa Real Estate Co., Ltd.	1,300	35,887

Hokkoku Bank Ltd. (The)	500	15,988

Hokuetsu Corp.	5,000	25,995

Hokuhoku Financial Group, Inc.	3,306	35,045

Horiba Ltd.	900	60,704

Hyakugo Bank Ltd. (The)	9,200	29,460

Hyakujushi Bank Ltd. (The)	1,767	35,218

Ibiden Co., Ltd.	2,110	50,578

Ichibanya Co., Ltd.	600	31,801

Ichigo, Inc.	9,400	39,875

Ichiyoshi Securities Co., Ltd.	6,300	37,333

Imasen Electric Industrial	4,500	40,414

Inaba Denki Sangyo Co., Ltd.	1,200	30,697

Inabata & Co., Ltd.	2,300	34,688

Inageya Co., Ltd.(a)	2,100	28,966

Information Services International-Dentsu Ltd.(a)	700	27,891

Itochu Enex Co., Ltd.	5,200	44,165

Itoham Yonekyu Holdings, Inc.	5,300	34,382

Iyo Bank Ltd. (The)	5,900	33,660

JAC Recruitment Co., Ltd.	1,100	19,667

Japan Aviation Electronics Industry Ltd.	2,000	40,819

Japan Lifeline Co., Ltd.	1,700	23,355

Japan Steel Works Ltd. (The)(a)	2,000	39,696

Japan Wool Textile Co., Ltd. (The)	3,484	36,195

Joshin Denki Co., Ltd.	746	17,882

Juroku Bank Ltd. (The)	1,100	26,003

K’s Holdings Corp.	4,490	59,123

Kagome Co., Ltd.(a)	1,000	24,090

Kaken Pharmaceutical Co., Ltd.	1,000	55,579

Kandenko Co., Ltd.	4,278	41,294

Kaneka Corp.	1,400	45,346

Kanematsu Corp.	3,000	40,663

Kanematsu Electronics Ltd.	1,100	36,996

Kansai Mirai Financial Group, Inc.	8,000	51,971

Kasai Kogyo Co., Ltd.	4,805	38,024

Kato Sangyo Co., Ltd.	748	24,847

Keiyo Bank Ltd. (The)	5,001	29,129

Keiyo Co., Ltd.	7,900	41,654

King Jim Co., Ltd.	6,500	52,215

Kintetsu World Express, Inc.	2,000	35,114

Kitz Corp.	3,200	22,791

Kiyo Bank Ltd. (The)	1,900	29,022

Kobe Steel Ltd.	9,100	49,320

Koei Tecmo Holdings Co., Ltd.	2,860	75,082

Kohnan Shoji Co., Ltd.	1,000	23,593

Kokuyo Co., Ltd.(a)	2,300	34,582

KOMEDA Holdings Co., Ltd.	2,300	44,995

Kondotec, Inc.	5,000	52,542

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

Konishi Co., Ltd.	1,900	$27,099

Kumagai Gumi Co., Ltd.	900	27,578

Kurabo Industries Ltd.	1,863	43,560

Kureha Corp.	400	24,219

KYORIN Holdings, Inc.	2,573	45,198

Kyowa Exeo Corp.	2,100	53,469

Kyudenko Corp.	1,700	50,605

Kyushu Financial Group, Inc.	8,200	35,614

Life Corp.	866	20,703

Lintec Corp.	2,100	47,227

Mabuchi Motor Co., Ltd.	2,000	76,375

Macnica Fuji Electronics Holdings, Inc.	2,400	41,496

Maeda Corp.	3,200	31,477

Maeda Road Construction Co., Ltd.	2,142	52,705

Makino Milling Machine Co., Ltd.	700	32,335

Mandom Corp.	942	26,004

Marusan Securities Co., Ltd.(a)	8,400	37,720

Matsui Securities Co., Ltd.(a)	12,200	97,218

Maxell Holdings Ltd.	1,900	25,823

Megmilk Snow Brand Co., Ltd.	1,000	22,931

Meitec Corp.	900	50,932

Miraca Holdings, Inc.	2,000	49,377

Mirait Holdings Corp.(a)	2,000	30,384

Mitsubishi Logistics Corp.	900	23,578

Mitsubishi Shokuhin Co., Ltd.	900	25,631

Mitsuboshi Belting Ltd.	1,500	29,096

Mitsui Mining & Smelting Co., Ltd.	900	24,215

Mitsui OSK Lines Ltd.	1,800	50,104

Mitsui Sugar Co., Ltd.	1,200	25,154

Mixi, Inc.	2,900	55,238

Mochida Pharmaceutical Co., Ltd.	600	24,348

Modec, Inc.	600	14,714

Morinaga & Co., Ltd.	600	28,930

Morinaga Milk Industry Co., Ltd.	600	24,569

Morita Holdings Corp.	1,500	25,176

Morito Co., Ltd.	5,100	36,698

Morningstar Japan K.K.	8,497	32,057

MOS Food Services, Inc.	1,100	30,518

Musashi Seimitsu Industry Co., Ltd.	2,100	29,121

Musashino Bank Ltd. (The)	1,700	29,487

Nagaileben Co., Ltd.	1,300	28,709

Nagase & Co., Ltd.	2,600	38,997

Nakanishi, Inc.	1,617	30,979

NEC Capital Solutions Ltd.	2,600	59,859

NEC Networks & System Integration Corp.	1,300	46,294

NET One Systems Co., Ltd.	1,000	25,737

NHK Spring Co., Ltd.	5,300	48,525

Nichias Corp.	2,174	55,713

Nichiden Corp.	2,100	40,309

NichiiGakkan Co., Ltd.	1,800	27,379

Nifco, Inc.	1,200	33,126

Nihon Kohden Corp.	900	25,093

Nihon Parkerizing Co., Ltd.	2,440	26,404

Nippo Corp.	1,600	34,657

Nippon Coke & Engineering Co., Ltd.	55,800	41,590

Nippon Electric Glass Co., Ltd.(a)	2,500	56,154

Nippon Flour Mills Co., Ltd.	1,881	29,251

Nippon Gas Co., Ltd.	800	25,802

Nippon Kayaku Co., Ltd.	2,900	36,158

Nippon Paper Industries Co., Ltd.(a)	1,800	30,609

Nippon Parking Development Co., Ltd.	19,591	27,942

Nippon Sheet Glass Co., Ltd.	6,000	38,427

Nippon Shokubai Co., Ltd.	600	37,488

Nippon Signal Co., Ltd.	2,700	36,298

Nippon Steel Trading Corp.	900	43,810

Nipro Corp.(a)	3,600	43,561

Nishi-Nippon Financial Holdings, Inc.	5,100	40,218

Nishimatsu Construction Co., Ltd.	1,950	44,320

Nisshin Oillio Group Ltd. (The)	742	25,843

Nisshinbo Holdings, Inc.(a)	4,850	46,637

Nissin Electric Co., Ltd.	2,600	32,442

Nissin Kogyo Co., Ltd.	1,800	36,770

Noevir Holdings Co., Ltd.	673	36,228

NOK Corp.	3,600	54,360

Nomura Co., Ltd.	2,058	27,554

Noritz Corp.(a)	2,300	30,942

North Pacific Bank Ltd.	14,300	32,238

NS United Kaiun Kaisha Ltd.	1,100	22,754

NSD Co., Ltd.	2,400	39,707

NTN Corp.	17,324	54,997

NuFlare Technology, Inc.	200	21,974

Obara Group, Inc.	627	21,318

Ogaki Kyoritsu Bank Ltd. (The)	1,000	21,965

Ohsho Food Service Corp.	472	28,188

Oiles Corp.	1,900	29,075

Okamoto Industries, Inc.	300	11,194

Okamura Corp.	2,900	29,727

Oki Electric Industry Co., Ltd.	2,600	36,341

Okumura Corp.	1,290	35,729

Open House Co., Ltd.	1,900	54,723

OSG Corp.	2,100	40,386

Outsourcing, Inc.(a)	2,100	22,377

PAL GROUP Holdings Co., Ltd.	545	19,132

Paramount Bed Holdings Co., Ltd.	700	29,436

Parco Co., Ltd.(a)	2,400	40,745

Penta-Ocean Construction Co., Ltd.	7,500	46,722

Prima Meat Packers Ltd.	1,657	38,682

Raito Kogyo Co., Ltd.	1,700	24,778

Relia, Inc.	2,500	31,930

Rengo Co., Ltd.	3,150	24,174

Resorttrust, Inc.	2,300	39,259

Restar Holdings Corp.(a)	2,054	38,368

Riso Kagaku Corp.	1,800	31,983

Ryosan Co., Ltd.	1,800	46,807

Sac’s Bar Holdings, Inc.	2,900	24,497

San ju San Financial Group, Inc.	2,200	35,083

San-In Godo Bank Ltd. (The)	4,900	30,209

Sanwa Holdings Corp.	4,500	50,890

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

Sanyo Chemical Industries Ltd.	400	$19,949

Sapporo Holdings Ltd.(a)	1,100	26,104

Sawai Pharmaceutical Co., Ltd.	800	50,941

SCREEN Holdings Co., Ltd.	900	62,029

Seika Corp.(a)	3,200	39,693

Seiko Holdings Corp.	1,300	34,966

Seino Holdings Co., Ltd.	3,200	43,491

Seiren Co., Ltd.	1,800	26,137

Senko Group Holdings Co., Ltd.	4,580	39,320

Senshu Ikeda Holdings, Inc.	17,200	32,920

Seria Co., Ltd.	1,000	27,329

Shikoku Bank Ltd. (The)	3,300	31,702

Shikoku Chemicals Corp.	2,012	25,549

Shikoku Electric Power Co., Inc.	4,800	47,614

Shimachu Co., Ltd.	1,053	28,904

Shinko Electric Industries Co., Ltd.	3,700	43,920

Shinmaywa Industries Ltd.	2,700	36,795

Ship Healthcare Holdings, Inc.	800	37,175

SHO-BOND Holdings Co., Ltd.(a)	700	29,243

Showa Corp.	2,100	43,903

SKY Perfect JSAT Holdings, Inc.	10,900	48,645

Sotetsu Holdings, Inc.	1,300	35,468

Space Co., Ltd.	3,000	35,252

Sparx Group Co., Ltd.	11,700	27,023

SRA Holdings	1,700	42,080

Starts Corp., Inc.	1,200	30,752

Sumitomo Bakelite Co., Ltd.	900	34,079

Sumitomo Densetsu Co., Ltd.	1,200	32,475

Sumitomo Forestry Co., Ltd.	3,900	57,957

Sumitomo Mitsui Construction Co., Ltd.	5,213	30,460

Sumitomo Osaka Cement Co., Ltd.	700	30,757

Sumitomo Seika Chemicals Co., Ltd.	825	26,912

T-Gaia Corp.	2,300	56,169

T. RAD Co., Ltd.	1,400	26,461

Tachibana Eletech Co., Ltd.	2,500	42,834

Tadano Ltd.	2,600	23,948

Taikisha Ltd.	700	25,089

Taiyo Holdings Co., Ltd.	900	36,894

Takara Holdings, Inc.	2,500	23,119

Takara Standard Co., Ltd.	1,800	32,663

Takasago Thermal Engineering Co., Ltd.	2,000	36,071

Takeuchi Manufacturing Co., Ltd.	1,953	29,580

Tamron Co., Ltd.	1,000	23,179

Tanseisha Co., Ltd.	2,200	26,742

TechnoPro Holdings, Inc.	573	40,335

Tekken Corp.	1,100	28,564

THK Co., Ltd.	3,000	81,932

Toagosei Co., Ltd.(a)	2,900	33,890

Tochigi Bank Ltd. (The)	16,900	36,700

Toda Corp.	7,404	49,462

Toho Bank Ltd. (The)	10,814	27,166

Tokai Carbon Co., Ltd.(a)	3,200	32,243

TOKAI Holdings Corp.	3,400	34,383

Tokai Rika Co., Ltd.	2,500	49,390

Tokai Tokyo Financial Holdings, Inc.	14,018	42,180

Tokuyama Corp.	1,200	31,614

Tokyo Electron Device Ltd.	2,500	62,733

Tokyo Ohka Kogyo Co., Ltd.(a)	1,000	39,384

Tokyo Seimitsu Co., Ltd.	1,800	70,559

Tokyo Tatemono Co., Ltd.(a)	4,500	70,766

Tokyu Construction Co., Ltd.	3,900	28,028

Topcon Corp.	2,100	27,498

Toppan Forms Co., Ltd.	3,200	36,100

Topy Industries Ltd.	1,100	20,426

Toshiba TEC Corp.	1,000	41,592

Totetsu Kogyo Co., Ltd.(a)	745	21,800

Toyo Ink SC Holdings Co., Ltd.(a)	1,828	44,861

Toyo Tire Corp.(a)	2,600	37,681

Toyoda Gosei Co., Ltd.	2,500	63,147

Toyota Boshoku Corp.	4,700	76,333

TS Tech Co., Ltd.	1,700	53,577

Tsubaki Nakashima Co., Ltd.(a)	1,993	29,324

Tsubakimoto Chain Co.	956	34,000

Tsumura & Co.	1,613	47,644

UACJ Corp.	1,400	32,180

Ube Industries Ltd.	2,600	56,917

Ulvac, Inc.	1,200	47,978

Unipres Corp.	1,600	22,703

United Arrows Ltd.	700	19,903

Universal Entertainment Corp.	900	30,766

Unizo Holdings Co., Ltd.	1,200	56,536

Valor Holdings Co., Ltd.	800	15,724

Vital KSK Holdings, Inc.	3,300	31,854

VT Holdings Co., Ltd.	7,600	33,988

Wacoal Holdings Corp.	1,734	46,862

Wowow, Inc.	1,500	38,164

Xebio Holdings Co., Ltd.	2,100	25,507

Yahagi Construction Co., Ltd.	5,400	41,193

Yamagata Bank Ltd. (The)	2,168	32,298

Yamazen Corp.	3,300	33,251

Yaoko Co., Ltd.(a)	500	25,673

Yellow Hat Ltd.	2,200	39,637

Yuasa Trading Co., Ltd.	1,000	33,908

Yumeshin Holdings Co., Ltd.(a)	3,900	31,832

Zeon Corp.	3,200	40,223

Zojirushi Corp.(a)	2,100	39,768

Total Japan		12,113,402

Morocco – 0.0%

Vivo Energy PLC(b)	13,277	21,740

Netherlands – 1.9%

AMG Advanced Metallurgical Group N.V.(a)	855	20,941

Arcadis N.V.	2,397	55,911

BE Semiconductor Industries N.V.	6,268	242,455

Corbion N.V.	1,337	42,202

ForFarmers N.V.(a)	4,820	31,056

Intertrust N.V.(b)	3,345	64,995

Koninklijke BAM Groep N.V.	12,364	37,278

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

Koninklijke Volkerwessels N.V.	4,279	$105,430

PostNL N.V.(a)	55,758	125,928

Sligro Food Group N.V.	1,698	45,744

TKH Group N.V. CVA	1,046	58,589

Van Lanschot Kempen N.V.	2,689	60,519

Total Netherlands		891,048

New Zealand – 2.9%

Air New Zealand Ltd.	95,577	188,929

Chorus Ltd.	20,182	84,146

EBOS Group Ltd.	4,663	76,288

Freightways Ltd.	5,460	31,310

Genesis Energy Ltd.	60,448	123,363

Heartland Group Holdings Ltd.	31,683	39,544

Infratil Ltd.	24,926	84,754

Kathmandu Holdings Ltd.	18,209	41,031

Kiwi Property Group Ltd.	61,104	64,309

Mainfreight Ltd.	1,400	40,142

Metlifecare Ltd.	8,081	37,236

New Zealand Refining Co., Ltd. (The)	15,707	19,922

NZX Ltd.	53,472	49,062

Oceania Healthcare Ltd.	34,007	30,285

Port of Tauranga Ltd.	10,038	53,838

Scales Corp., Ltd.	5,593	18,904

Skellerup Holdings Ltd.	17,899	29,223

SKYCITY Entertainment Group Ltd.	37,066	99,276

Summerset Group Holdings Ltd.	5,893	35,384

Tourism Holdings Ltd.	11,309	26,322

Trustpower Ltd.	9,810	49,174

Z Energy Ltd.	30,535	90,642

Total New Zealand		1,313,084

Norway – 3.2%

ABG Sundal Collier Holding ASA	103,018	46,777

AF Gruppen ASA	2,474	49,552

American Shipping Co. ASA*	9,026	33,742

Atea ASA*	5,464	79,964

Austevoll Seafood ASA	7,616	78,047

B2Holding ASA(a)	20,310	22,084

Borregaard ASA	2,872	31,049

DNO ASA	33,367	43,934

Elkem ASA(b)	64,781	182,534

Entra ASA(b)	5,608	92,538

Europris ASA(b)	14,038	55,115

Fjordkraft Holding ASA(b)	7,454	49,200

Grieg Seafood ASA	3,580	57,159

Kongsberg Gruppen ASA	3,594	56,442

Kvaerner ASA	26,429	33,445

Norway Royal Salmon ASA	1,141	31,059

Ocean Yield ASA(a)	16,443	89,819

Sbanken ASA(b)	2,888	24,518

Selvaag Bolig ASA	7,184	60,498

SpareBank 1 SMN	6,654	75,874

TGS Nopec Geophysical Co. ASA	3,886	118,119

Veidekke ASA	7,530	102,402

Wallenius Wilhelmsen ASA	2,389	5,932

XXL ASA*(a)(b)	13,061	24,896

Total Norway		1,444,699

Portugal – 1.4%

Altri, SGPS, S.A.	8,513	54,277

Corticeira Amorim, SGPS, S.A.	3,066	38,890

CTT-Correios de Portugal S.A.	12,244	43,843

Mota-Engil, SGPS, S.A.(a)	11,160	23,426

Navigator Co. S.A. (The)	53,009	213,495

REN – Redes Energeticas Nacionais, SGPS, S.A.	40,928	124,961

Semapa-Sociedade de Investimento e Gestao	3,018	46,479

Sonae, SGPS, S.A.	85,442	87,277

Total Portugal		632,648

Singapore – 2.8%

Accordia Golf Trust	108,900	54,262

Asian Pay Television Trust	225,601	28,354

Best World International Ltd.†(a)	17,900	17,945

Bukit Sembawang Estates Ltd.	7,700	26,800

China Aviation Oil Singapore Corp., Ltd.	35,534	33,561

Chip Eng Seng Corp., Ltd.	59,205	27,299

First Resources Ltd.	31,427	44,407

GuocoLand Ltd.	20,300	29,590

Hi-P International Ltd.	29,000	32,997

Hutchison Port Holdings Trust	589,600	101,411

Japfa Ltd.(a)	51,100	22,041

Keppel Infrastructure Trust	229,191	92,041

NetLink NBN Trust	215,600	151,521

Oxley Holdings Ltd.	155,052	40,935

Raffles Medical Group Ltd.	52,900	39,341

Riverstone Holdings Ltd.	40,100	27,585

SBS Transit Ltd.	11,318	32,237

Sheng Siong Group Ltd.	58,300	53,763

SIA Engineering Co., Ltd.	25,000	52,430

Singapore Post Ltd.	67,800	47,145

StarHub Ltd.	148,000	156,294

Tuan Sing Holdings Ltd.	102,700	25,204

UMS Holdings Ltd.	65,900	50,479

Wing Tai Holdings Ltd.	14,800	22,233

Yanlord Land Group Ltd.	95,009	85,495

Total Singapore		1,295,370

Spain – 2.4%

Acerinox S.A.	8,411	94,838

Applus Services S.A.	1,981	25,350

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	22,696	88,708

Bolsas y Mercados Espanoles SHMSF S.A.	5,512	212,717

Construcciones y Auxiliar de Ferrocarriles S.A.	643	29,592

Ence Energia y Celulosa S.A.(a)	17,431	71,808

Euskaltel S.A.(b)	6,101	61,430

Faes Farma S.A.	10,816	60,705

Liberbank S.A.	60,806	22,865

Mediaset Espana Comunicacion S.A.	12,945	82,244

Melia Hotels International S.A.	4,461	39,359

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

Metrovacesa S.A.(b)	4,022	$39,504

Prosegur Cia de Seguridad S.A.	17,047	70,418

Sacyr S.A.(a)	25,089	73,222

Unicaja Banco S.A.(b)	71,299	77,472

Viscofan S.A.	1,260	66,616

Total Spain		1,116,848

Sweden – 5.3%

AddTech AB Class B	1,169	37,838

AF Poyry AB	2,635	61,533

Ahlstrom-Munksjo Oyj(a)	3,750	60,278

Atrium Ljungberg AB Class B	3,815	92,104

Avanza Bank Holding AB	5,031	52,562

Beijer Ref AB	1,837	53,926

Betsson AB*	8,545	39,872

Bilia AB Class A	5,306	60,253

BillerudKorsnas AB	3,533	41,761

Bonava AB Class B	4,116	43,750

Bravida Holding AB(b)	5,514	53,573

Clas Ohlson AB Class B	4,007	48,284

Cloetta AB Class B	9,709	32,878

Coor Service Management Holding AB(b)	4,710	41,459

Dios Fastigheter AB	6,376	58,440

Dometic Group AB(b)	6,581	66,309

Duni AB	1,588	21,917

Dustin Group AB(b)	3,365	27,014

Fagerhult AB	6,240	39,662

Granges AB	2,981	31,510

Hemfosa Fastigheter AB	8,444	109,417

Hexpol AB	9,793	96,036

HIQ International AB*	5,749	31,751

JM AB	3,876	114,859

KNOW IT AB	1,416	31,539

Kungsleden AB	7,345	77,208

Loomis AB Class B	2,213	91,678

Mycronic AB	2,549	50,402

NCC AB Class B	3,226	52,796

NetEnt AB*	14,755	40,745

Nobia AB	11,863	88,456

Nobina AB(b)	7,584	52,215

Nolato AB Class B	722	42,420

Nordic Waterproofing Holding A/S(b)	3,456	35,516

NP3 Fastigheter AB	3,931	47,452

Peab AB Class B	12,515	125,337

Platzer Fastigheter Holding AB Class B	3,785	44,477

Resurs Holding AB(b)	12,077	77,602

Scandi Standard AB	3,661	29,097

Scandic Hotels Group AB(b)	4,355	48,570

SkiStar AB	2,840	36,042

Thule Group AB(b)	2,966	68,439

Wihlborgs Fastigheter AB	4,642	85,540

Total Sweden		2,442,517

Switzerland – 1.7%

Allreal Holding AG Registered Shares*	478	94,973

Bobst Group S.A. Registered Shares(a)	436	25,372

Cembra Money Bank AG	1,176	128,730

Comet Holding AG Registered Shares	186	23,549

Daetwyler Holding AG Bearer Shares	79	15,207

EFG International AG*	13,231	87,309

Galenica AG*(b)	1,728	106,801

Huber + Suhner AG Registered Shares	452	35,848

Implenia AG Registered Shares	660	26,759

Landis+Gyr Group AG*	944	98,168

Mobilezone Holding AG Registered Shares*	3,437	38,546

u-blox Holding AG*	258	26,057

Valiant Holding AG Registered Shares	555	56,397

Total Switzerland		763,716

United Kingdom – 18.4%

A.G. Barr PLC	2,763	21,230

Aggreko PLC	8,156	89,960

Arrow Global Group PLC	11,020	37,402

Ascential PLC(b)	7,427	38,549

Bakkavor Group PLC(b)	24,107	44,582

Balfour Beatty PLC	13,328	46,153

Biffa PLC(b)	9,418	34,186

Big Yellow Group PLC	4,947	78,642

Bodycote PLC	8,805	111,045

Bovis Homes Group PLC	12,450	223,977

Brewin Dolphin Holdings PLC	13,735	67,760

Card Factory PLC	26,864	52,635

CareTech Holdings PLC	6,003	35,389

Central Asia Metals PLC	14,681	42,787

Chemring Group PLC	8,161	26,001

Chesnara PLC	11,362	47,564

Clarkson PLC	984	39,432

Close Brothers Group PLC	6,093	128,986

CMC Markets PLC(b)	28,982	56,285

Coats Group PLC	30,256	29,901

Computacenter PLC	3,030	71,168

Concentric AB	2,103	35,720

ContourGlobal PLC(b)	9,128	25,394

Costain Group PLC	9,449	19,953

Countryside Properties PLC(b)	18,733	112,965

Cranswick PLC	1,010	45,358

Crest Nicholson Holdings PLC	22,308	127,608

Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	9,561	105,001

Devro PLC(a)	10,448	24,692

DFS Furniture PLC	8,834	33,821

Diploma PLC	1,945	52,151

Diversified Gas & Oil PLC	45,563	64,283

Dixons Carphone PLC	86,882	165,970

Domino’s Pizza Group PLC	18,528	78,593

Drax Group PLC	19,051	79,247

Dunelm Group PLC	5,735	87,826

Elementis PLC	24,545	58,204

Empiric Student Property PLC	29,944	38,677

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

Equiniti Group PLC(b)	10,618	$29,033

Essentra PLC	12,541	72,336

Euromoney Institutional Investor PLC	2,155	37,170

FDM Group Holdings PLC	4,268	58,463

Ferrexpo PLC	17,547	36,949

First Derivatives PLC	264	9,583

Forterra PLC(b)	9,360	42,965

Galliford Try PLC	11,568	131,716

Games Workshop Group PLC	686	55,481

Genus PLC	1,021	42,958

Go-Ahead Group PLC (The)	2,402	70,260

Halfords Group PLC	18,143	40,691

Hammerson PLC	62,291	254,739

Hastings Group Holdings PLC(b)	45,778	108,675

Hays PLC	77,117	185,524

Headlam Group PLC	6,323	44,814

Helical PLC	5,745	36,075

Hill & Smith Holdings PLC	2,282	44,530

Hilton Food Group PLC	2,733	40,116

Ibstock PLC(b)	25,198	105,150

IntegraFin Holdings PLC	8,730	51,465

International Personal Finance PLC	19,496	41,582

J D Wetherspoon PLC	110	2,423

James Fisher & Sons PLC	1,027	27,550

John Laing Group PLC(b)	10,615	53,436

Johnson Service Group PLC	14,076	36,548

Jupiter Fund Management PLC	29,719	161,261

Keller Group PLC	4,346	43,180

Liontrust Asset Management PLC	3,290	47,943

Lookers PLC	31,541	22,981

M&C Saatchi PLC	4,715	7,745

Marshalls PLC	5,319	60,599

Marston’s PLC	37,232	62,739

McCarthy & Stone PLC(b)	24,795	48,942

MJ Gleeson PLC	3,381	42,774

Moneysupermarket.com Group PLC	14,340	62,804

Morgan Advanced Materials PLC	11,938	50,133

Morgan Sindall Group PLC	2,205	47,321

N Brown Group PLC	22,376	48,258

National Express Group PLC	16,670	103,705

Northgate PLC	8,834	36,396

Numis Corp. PLC	7,862	31,141

OneSavings Bank PLC	16,706	95,917

Pagegroup PLC	15,993	110,807

Paragon Banking Group PLC	11,753	83,921

PayPoint PLC	5,735	76,886

Pets at Home Group PLC	21,575	79,914

Pharos Energy PLC	43,138	29,831

Photo-Me International PLC	41,654	53,526

Polar Capital Holdings PLC	6,374	46,442

Polypipe Group PLC	6,271	44,861

Premier Miton Group PLC	10,343	25,828

Provident Financial PLC	5,606	33,947

PZ Cussons PLC	16,297	45,014

QinetiQ Group PLC	11,742	55,657

Rank Group PLC	18,262	67,013

Redde PLC	35,195	49,422

Redrow PLC	17,931	176,968

Renewi PLC	97,137	46,583

Restaurant Group PLC (The)	19,834	42,828

Royal Mail PLC	111,965	335,661

RPS Group PLC	16,328	36,902

RWS Holdings PLC	4,019	32,424

Sabre Insurance Group PLC(b)	13,648	55,687

Safestore Holdings PLC	5,043	53,847

Saga PLC	97,073	68,157

Savills PLC	4,848	72,894

Senior PLC	13,473	30,860

SIG PLC	20,343	33,148

Softcat PLC	6,118	93,368

Sophos Group PLC(b)	5,385	39,806

Spire Healthcare Group PLC(b)	15,503	29,163

Spirent Communications PLC	16,347	54,464

St. Modwen Properties PLC	5,207	34,283

Stagecoach Group PLC	33,338	70,663

SThree PLC	9,630	48,350

Stock Spirits Group PLC	10,857	29,701

Superdry PLC(a)	5,586	37,259

Synthomer PLC	11,777	55,198

TalkTalk Telecom Group PLC	28,497	43,829

TBC Bank Group PLC	1,853	31,912

Telecom Plus PLC	2,380	47,357

TI Fluid Systems PLC(b)	21,900	77,172

TP ICAP PLC	31,136	168,578

Trifast PLC(a)	4,947	11,796

TT Electronics PLC	7,682	25,442

Tyman PLC	12,550	45,139

Ultra Electronics Holdings PLC	2,255	63,152

Vesuvius PLC	9,575	63,422

Victrex PLC	1,587	52,433

Vitec Group PLC (The)	2,079	30,296

Volution Group PLC	10,271	34,969

WH Smith PLC	2,675	92,136

William Hill PLC	71,533	178,582

Wincanton PLC	8,475	34,355

XPS Pensions Group PLC(a)	19,494	35,380

Total United Kingdom		8,430,401
TOTAL COMMON STOCKS (Cost: $41,796,543)		46,106,784

RIGHTS – 0.0%

Norway – 0.0%

XXL ASA, expiring 3/11/20*	1,333	266

Spain – 0.0%

Faes Farma S.A., expiring 1/3/20*	10,816	1,734
TOTAL RIGHTS (Cost: $1,711)		2,000

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.7%

United States – 5.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $2,635,449)(d)	2,635,449	$2,635,449

TOTAL INVESTMENTS IN SECURITIES – 106.2% (Cost: $44,433,703)		48,744,233

Other Assets less Liabilities – (6.2)%		(2,845,226)

NET ASSETS – 100.0%		$45,899,007
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $17,945, which represents 0.04% of net assets.

‡	Share amount represents a fractional share.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,134,801. The Fund also had securities on loan having a total market value of $3,114 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,369,716. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,734,267.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/6/2020	1,049,247	AUD	737,623	USD	$4	$—

Bank of America N.A.	1/6/2020	509,055	DKK	76,482	USD	3	—

Bank of America N.A.	1/6/2020	1,302,322	EUR	1,462,100	USD	29	—

Bank of America N.A.	1/6/2020	623,406	GBP	825,914	USD	18	—

Bank of America N.A.	1/6/2020	394,670	ILS	114,310	USD	—	(31)

Bank of America N.A.	1/6/2020	2,565,449	NOK	291,946	USD	9	—

Bank of America N.A.	1/6/2020	164,001	SGD	121,972	USD	—	(5)

Bank of America N.A.	1/6/2020	744,435	USD	1,099,576	AUD	—	(28,573)

Bank of America N.A.	1/6/2020	77,188	USD	521,504	DKK	—	(1,167)

Bank of America N.A.	1/6/2020	1,475,602	USD	1,334,774	EUR	—	(22,961)

Bank of America N.A.	1/6/2020	833,541	USD	643,496	GBP	—	(19,008)

Bank of America N.A.	1/6/2020	115,365	USD	399,697	ILS	—	(370)

Bank of America N.A.	1/6/2020	294,643	USD	2,712,115	NOK	—	(14,003)

Bank of America N.A.	1/6/2020	123,099	USD	168,292	SGD	—	(2,059)

Bank of America N.A.	1/7/2020	99,235	CHF	102,483	USD	3	—

Bank of America N.A.	1/7/2020	311,032	NZD	209,847	USD	—	(6)

Bank of America N.A.	1/7/2020	3,718,344	SEK	397,326	USD	—	(26)

Bank of America N.A.	1/7/2020	103,430	USD	103,035	CHF	—	(2,980)

Bank of America N.A.	1/7/2020	211,785	USD	329,759	NZD	—	(10,691)

Bank of America N.A.	1/7/2020	400,995	USD	3,829,313	SEK	—	(8,162)

Bank of America N.A.	1/8/2020	136,852,186	JPY	1,259,335	USD	19	—

Bank of America N.A.	1/8/2020	1,270,965	USD	138,780,099	JPY	—	(6,130)

Bank of America N.A.	2/5/2020	767,124	USD	1,090,483	AUD	—	(57)

Bank of America N.A.	2/5/2020	106,743	USD	103,150	CHF	—	(5)

Bank of America N.A.	2/5/2020	81,923	USD	544,144	DKK	—	(2)

Bank of America N.A.	2/5/2020	1,513,361	USD	1,345,536	EUR	—	(124)

Bank of America N.A.	2/5/2020	900,357	USD	679,038	GBP	—	(54)

Bank of America N.A.	2/5/2020	112,530	USD	388,066	ILS	—	(5)

Bank of America N.A.	2/5/2020	2,114,474	USD	229,437,767	JPY	—	(158)

Bank of America N.A.	2/5/2020	305,492	USD	2,684,168	NOK	—	(13)

Bank of America N.A.	2/5/2020	135,765	USD	201,145	NZD	6	—

Bank of America N.A.	2/5/2020	257,877	USD	2,410,059	SEK	7	—

Bank of America N.A.	2/5/2020	124,570	USD	167,469	SGD	—	(6)

Citibank N.A.	1/6/2020	46,879	AUD	32,438	USD	518	—

Citibank N.A.	1/6/2020	799,400	AUD	562,003	USD	—	(20)

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	1/6/2020	22,640	DKK	3,363	USD	$39	$—

Citibank N.A.	1/6/2020	387,731	DKK	58,273	USD	—	(17)

Citibank N.A.	1/6/2020	57,925	EUR	64,298	USD	735	—

Citibank N.A.	1/6/2020	992,199	EUR	1,113,981	USD	—	(29)

Citibank N.A.	1/6/2020	28,079	GBP	36,321	USD	880	—

Citibank N.A.	1/6/2020	474,963	GBP	629,270	USD	—	(5)

Citibank N.A.	1/6/2020	17,460	ILS	5,027	USD	29	—

Citibank N.A.	1/6/2020	300,712	ILS	87,094	USD	—	(21)

Citibank N.A.	1/6/2020	114,857	NOK	12,839	USD	232	—

Citibank N.A.	1/6/2020	1,954,580	NOK	222,439	USD	—	(3)

Citibank N.A.	1/6/2020	7,273	SGD	5,364	USD	45	—

Citibank N.A.	1/6/2020	124,956	SGD	92,934	USD	—	(4)

Citibank N.A.	1/6/2020	567,193	USD	837,779	AUD	—	(21,770)

Citibank N.A.	1/6/2020	58,812	USD	397,362	DKK	—	(891)

Citibank N.A.	1/6/2020	1,124,271	USD	1,016,958	EUR	—	(17,478)

Citibank N.A.	1/6/2020	635,083	USD	490,247	GBP	—	(14,430)

Citibank N.A.	1/6/2020	87,901	USD	304,552	ILS	—	(284)

Citibank N.A.	1/6/2020	224,490	USD	2,066,550	NOK	—	(10,689)

Citibank N.A.	1/6/2020	93,790	USD	128,222	SGD	—	(1,568)

Citibank N.A.	1/7/2020	4,420	CHF	4,507	USD	58	—

Citibank N.A.	1/7/2020	75,610	CHF	78,086	USD	1	—

Citibank N.A.	1/7/2020	13,922	NZD	9,228	USD	164	—

Citibank N.A.	1/7/2020	236,950	NZD	159,884	USD	—	(23)

Citibank N.A.	1/7/2020	164,624	SEK	17,473	USD	117	—

Citibank N.A.	1/7/2020	2,832,915	SEK	302,725	USD	—	(32)

Citibank N.A.	1/7/2020	78,805	USD	78,504	CHF	—	(2,271)

Citibank N.A.	1/7/2020	161,360	USD	251,246	NZD	—	(8,145)

Citibank N.A.	1/7/2020	305,522	USD	2,917,428	SEK	—	(6,201)

Citibank N.A.	1/8/2020	6,049,709	JPY	55,381	USD	290	—

Citibank N.A.	1/8/2020	104,264,605	JPY	959,497	USD	—	(24)

Citibank N.A.	1/8/2020	968,358	USD	105,733,654	JPY	—	(4,634)

Citibank N.A.	2/5/2020	584,476	USD	830,813	AUD	—	(21)

Citibank N.A.	2/5/2020	81,330	USD	78,593	CHF	—	(4)

Citibank N.A.	2/5/2020	62,421	USD	414,513	DKK	13	—

Citibank N.A.	2/5/2020	1,153,039	USD	1,025,127	EUR	—	(43)

Citibank N.A.	2/5/2020	685,990	USD	517,353	GBP	—	(26)

Citibank N.A.	2/5/2020	85,739	USD	295,680	ILS	—	(4)

Citibank N.A.	2/5/2020	1,611,028	USD	174,807,170	JPY	—	(97)

Citibank N.A.	2/5/2020	232,760	USD	2,045,107	NOK	—	(8)

Citibank N.A.	2/5/2020	103,442	USD	153,264	NZD	—	(1)

Citibank N.A.	2/5/2020	196,478	USD	1,836,246	SEK	5	—

Citibank N.A.	2/5/2020	94,913	USD	127,599	SGD	—	(5)

Commonwealth Bank of Australia	1/6/2020	744,435	USD	1,099,615	AUD	—	(28,601)

Commonwealth Bank of Australia	1/6/2020	77,188	USD	521,583	DKK	—	(1,179)

Commonwealth Bank of Australia	1/6/2020	1,475,602	USD	1,334,819	EUR	—	(23,012)

Commonwealth Bank of Australia	1/6/2020	833,541	USD	643,480	GBP	—	(18,986)

Commonwealth Bank of Australia	1/6/2020	115,365	USD	399,727	ILS	—	(378)

Commonwealth Bank of Australia	1/6/2020	294,643	USD	2,712,177	NOK	—	(14,010)

Commonwealth Bank of Australia	1/6/2020	123,099	USD	168,296	SGD	—	(2,062)

Commonwealth Bank of Australia	1/7/2020	103,430	USD	103,039	CHF	—	(2,984)

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation

Commonwealth Bank of Australia	1/7/2020	211,785	USD	329,771	NZD	$—		$(10,698)

Commonwealth Bank of Australia	1/7/2020	400,995	USD	3,829,610	SEK	—		(8,193)

Commonwealth Bank of Australia	1/8/2020	1,270,965	USD	138,780,481	JPY	—		(6,133)

HSBC Holdings PLC	1/6/2020	1,049,247	AUD	737,623	USD	4		—

HSBC Holdings PLC	1/6/2020	509,040	DKK	76,482	USD	0	*	—

HSBC Holdings PLC	1/6/2020	1,302,305	EUR	1,462,100	USD	10		—

HSBC Holdings PLC	1/6/2020	623,406	GBP	825,914	USD	18		—

HSBC Holdings PLC	1/6/2020	394,729	ILS	114,310	USD	—		(14)

HSBC Holdings PLC	1/6/2020	2,565,414	NOK	291,946	USD	5		—

HSBC Holdings PLC	1/6/2020	163,999	SGD	121,972	USD	—		(7)

HSBC Holdings PLC	1/7/2020	99,233	CHF	102,483	USD	0	*	—

HSBC Holdings PLC	1/7/2020	310,992	NZD	209,847	USD	—		(33)

HSBC Holdings PLC	1/7/2020	3,718,278	SEK	397,326	USD	—		(33)

HSBC Holdings PLC	1/8/2020	136,849,037	JPY	1,259,335	USD	—		(10)

HSBC Holdings PLC	2/5/2020	767,124	USD	1,090,452	AUD	—		(36)

HSBC Holdings PLC	2/5/2020	106,743	USD	103,156	CHF	—		(11)

HSBC Holdings PLC	2/5/2020	81,923	USD	544,184	DKK	—		(8)

HSBC Holdings PLC	2/5/2020	1,513,361	USD	1,345,554	EUR	—		(144)

HSBC Holdings PLC	2/5/2020	900,357	USD	679,045	GBP	—		(63)

HSBC Holdings PLC	2/5/2020	112,530	USD	388,104	ILS	—		(15)

HSBC Holdings PLC	2/5/2020	2,114,474	USD	229,447,282	JPY	—		(246)

HSBC Holdings PLC	2/5/2020	305,492	USD	2,684,386	NOK	—		(37)

HSBC Holdings PLC	2/5/2020	135,765	USD	201,176	NZD	—		(15)

HSBC Holdings PLC	2/5/2020	257,877	USD	2,410,088	SEK	4		—

HSBC Holdings PLC	2/5/2020	124,570	USD	167,457	SGD	3		—

JP Morgan Chase Bank N.A.	1/6/2020	1,049,247	AUD	737,623	USD	4		—

JP Morgan Chase Bank N.A.	1/6/2020	509,037	DKK	76,482	USD	0	*	—

JP Morgan Chase Bank N.A.	1/6/2020	1,302,310	EUR	1,462,100	USD	16		—

JP Morgan Chase Bank N.A.	1/6/2020	623,403	GBP	825,914	USD	15		—

JP Morgan Chase Bank N.A.	1/6/2020	394,742	ILS	114,310	USD	—		(10)

JP Morgan Chase Bank N.A.	1/6/2020	2,565,368	NOK	291,946	USD	—		(1)

JP Morgan Chase Bank N.A.	1/6/2020	164,000	SGD	121,972	USD	—		(6)

JP Morgan Chase Bank N.A.	1/7/2020	99,213	CHF	102,483	USD	—		(21)

JP Morgan Chase Bank N.A.	1/7/2020	311,035	NZD	209,847	USD	—		(4)

JP Morgan Chase Bank N.A.	1/7/2020	3,718,426	SEK	397,326	USD	—		(18)

JP Morgan Chase Bank N.A.	1/8/2020	136,851,304	JPY	1,259,335	USD	11		—

JP Morgan Chase Bank N.A.	2/5/2020	767,124	USD	1,090,418	AUD	—		(12)

JP Morgan Chase Bank N.A.	2/5/2020	106,743	USD	103,128	CHF	18		—

JP Morgan Chase Bank N.A.	2/5/2020	81,923	USD	544,143	DKK	—		(1)

JP Morgan Chase Bank N.A.	2/5/2020	1,513,361	USD	1,345,486	EUR	—		(68)

JP Morgan Chase Bank N.A.	2/5/2020	900,357	USD	679,014	GBP	—		(23)

JP Morgan Chase Bank N.A.	2/5/2020	112,530	USD	388,056	ILS	—		(2)

JP Morgan Chase Bank N.A.	2/5/2020	2,114,474	USD	229,432,481	JPY	—		(110)

JP Morgan Chase Bank N.A.	2/5/2020	305,492	USD	2,684,107	NOK	—		(6)

JP Morgan Chase Bank N.A.	2/5/2020	135,765	USD	201,154	NZD	—		(0)*

JP Morgan Chase Bank N.A.	2/5/2020	257,877	USD	2,410,141	SEK	—		(2)

JP Morgan Chase Bank N.A.	2/5/2020	124,570	USD	167,466	SGD	—		(4)

Morgan Stanley & Co. International	1/3/2020	60,372	AUD	330,000	HKD	86		—

Morgan Stanley & Co. International	1/6/2020	1,049,262	AUD	737,623	USD	14		—

Morgan Stanley & Co. International	1/6/2020	509,045	DKK	76,482	USD	1		—

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Morgan Stanley & Co. International	1/6/2020	1,302,305	EUR	1,462,100	USD	$10	$—

Morgan Stanley & Co. International	1/6/2020	623,403	GBP	825,914	USD	15	—

Morgan Stanley & Co. International	1/6/2020	394,751	ILS	114,310	USD	—	(8)

Morgan Stanley & Co. International	1/6/2020	2,565,426	NOK	291,946	USD	6	—

Morgan Stanley & Co. International	1/6/2020	164,004	SGD	121,972	USD	—	(2)

Morgan Stanley & Co. International	1/7/2020	99,235	CHF	102,483	USD	2	—

Morgan Stanley & Co. International	1/7/2020	311,033	NZD	209,847	USD	—	(5)

Morgan Stanley & Co. International	1/7/2020	3,710,872	SEK	397,326	USD	—	(825)

Morgan Stanley & Co. International	1/8/2020	136,852,438	JPY	1,259,335	USD	21	—

Morgan Stanley & Co. International	2/5/2020	767,124	USD	1,090,467	AUD	—	(46)

Morgan Stanley & Co. International	2/5/2020	106,743	USD	103,152	CHF	—	(6)

Morgan Stanley & Co. International	2/5/2020	81,923	USD	544,175	DKK	—	(6)

Morgan Stanley & Co. International	2/5/2020	1,513,361	USD	1,345,542	EUR	—	(131)

Morgan Stanley & Co. International	2/5/2020	900,357	USD	679,035	GBP	—	(50)

Morgan Stanley & Co. International	2/5/2020	112,530	USD	388,442	ILS	—	(113)

Morgan Stanley & Co. International	2/5/2020	2,114,474	USD	229,443,265	JPY	—	(209)

Morgan Stanley & Co. International	2/5/2020	305,492	USD	2,684,297	NOK	—	(27)

Morgan Stanley & Co. International	2/5/2020	135,765	USD	201,152	NZD	1	—

Morgan Stanley & Co. International	2/5/2020	257,877	USD	2,410,174	SEK	—	(5)

Morgan Stanley & Co. International	2/5/2020	124,570	USD	167,469	SGD	—	(6)

Royal Bank of Canada	1/6/2020	744,435	USD	1,099,563	AUD	—	(28,564)

Royal Bank of Canada	1/6/2020	77,188	USD	521,505	DKK	—	(1,168)

Royal Bank of Canada	1/6/2020	1,475,602	USD	1,334,744	EUR	—	(22,928)

Royal Bank of Canada	1/6/2020	833,541	USD	643,450	GBP	—	(18,947)

Royal Bank of Canada	1/6/2020	115,365	USD	399,716	ILS	—	(375)

Royal Bank of Canada	1/6/2020	294,643	USD	2,712,375	NOK	—	(14,032)

Royal Bank of Canada	1/6/2020	123,099	USD	168,290	SGD	—	(2,058)

Royal Bank of Canada	1/7/2020	103,430	USD	103,033	CHF	—	(2,978)

Royal Bank of Canada	1/7/2020	211,785	USD	329,762	NZD	—	(10,692)

Royal Bank of Canada	1/7/2020	400,995	USD	3,829,309	SEK	—	(8,161)

Royal Bank of Canada	1/8/2020	1,270,965	USD	138,772,092	JPY	—	(6,056)

Standard Chartered Bank	1/6/2020	744,435	USD	1,099,560	AUD	—	(28,562)

Standard Chartered Bank	1/6/2020	77,188	USD	521,509	DKK	—	(1,168)

Standard Chartered Bank	1/6/2020	1,475,602	USD	1,334,722	EUR	—	(22,903)

Standard Chartered Bank	1/6/2020	833,541	USD	643,447	GBP	—	(18,944)

Standard Chartered Bank	1/6/2020	115,365	USD	399,694	ILS	—	(368)

Standard Chartered Bank	1/6/2020	294,643	USD	2,712,324	NOK	—	(14,026)

Standard Chartered Bank	1/6/2020	123,099	USD	168,284	SGD	—	(2,053)

Standard Chartered Bank	1/7/2020	103,430	USD	103,031	CHF	—	(2,977)

Standard Chartered Bank	1/7/2020	211,785	USD	329,768	NZD	—	(10,696)

Standard Chartered Bank	1/7/2020	400,995	USD	3,829,099	SEK	—	(8,139)

Standard Chartered Bank	1/8/2020	1,270,965	USD	138,841,487	JPY	—	(6,695)
State Street Bank and Trust	1/3/2020	364,143	NOK	37,000	EUR	—	(93)
						$3,488	$(556,562)
*	Amount represent less than $1.

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2019

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares		Value

COMMON STOCKS – 99.8%

Brazil – 4.7%

Ambev S.A.	27,829		$129,159

Atacadao S.A.	5,188		30,114

B3 S.A. – Brasil Bolsa Balcao	12,084		129,080

Banco Bradesco S.A.	7,913		67,019

Banco do Brasil S.A.	16,284		213,817

Banco Santander Brasil S.A.	4,012		49,388

BB Seguridade Participacoes S.A.	8,337		78,133

BR Malls Participacoes S.A.	22,446		100,772

CCR S.A.	19,080		90,024

Centrais Eletricas Brasileiras S.A.	2,118		19,902

Cia de Locacao das Americas	3,494		19,725

Cia de Saneamento Basico do Estado de Sao Paulo	3,143		47,316

Cia de Saneamento de Minas Gerais-COPASA	1,358		22,952

Cia de Saneamento do Parana	1,894		47,751

Cia Energetica de Minas Gerais	2,859		11,080

Cia Hering	2,953		24,988

Cia Siderurgica Nacional S.A.	16,782		58,864

Cielo S.A.	44,736		93,082

Cogna Educacao	12,578		35,739

Cosan S.A.	1,474		25,492

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	6,035		44,542

Duratex S.A.	9,953		41,369

EDP – Energias do Brasil S.A.	6,965		38,264

Energisa S.A.	2,805		37,326

Engie Brasil Energia S.A.	3,434		43,366

Ez Tec Empreendimentos e Participacoes S.A.	0	‡	5

Fleury S.A.	6,016		45,658

Hapvida Participacoes e Investimentos S.A.(a)	635		10,087

Hypera S.A.	6,518		57,829

IRB Brasil Resseguros S.A.	3,254		31,507

Itau Unibanco Holding S.A.	8,061		64,184

Itausa – Investimentos Itau S.A.	24,505		85,588

Klabin S.A.	21,217		97,100

Localiza Rent a Car S.A.	2,545		29,994

Lojas Renner S.A.	4,674		65,288

MRV Engenharia e Participacoes S.A.	3,350		17,946

Natura & Co. Holding S.A.	1,385		13,314

Petrobras Distribuidora S.A.	14,761		110,340

Petroleo Brasileiro S.A.	15,237		121,208

Porto Seguro S.A.	2,012		31,380

Qualicorp Consultoria e Corretora de Seguros S.A.	4,941		45,569

Raia Drogasil S.A.	885		24,561

SLC Agricola S.A.	3,792		23,378

Smiles Fidelidade S.A.	2,511		24,513

Sul America S.A.	1,835		27,333

Suzano S.A.	2,901		28,616

TIM Participacoes S.A.	11,629		45,300

Transmissora Alianca de Energia Eletrica S.A.	12,747		98,802

Tupy S.A.	5,424		34,113

Ultrapar Participacoes S.A.	7,944		50,318

WEG S.A.	4,600		39,634

YDUQS Part	6,272		74,060

Total Brazil			2,796,889

Chile – 1.0%

AES Gener S.A.	242,374		52,539

Aguas Andinas S.A. Class A	112,292		47,638

Banco de Chile	644,192		68,279

Banco de Credito e Inversiones S.A.	951		43,127

CAP S.A.	1,328		10,061

Cia Cervecerias Unidas S.A.	5,134		50,319

Colbun S.A.	346,586		55,310

Empresas CMPC S.A.	14,193		34,730

Empresas COPEC S.A.	5,096		45,745

Enel Americas S.A.	424,650		94,310

Enel Chile S.A.	662,422		62,106

Total Chile			564,164

China – 26.7%

AAC Technologies Holdings, Inc.	8,000		69,817

Agile Group Holdings Ltd.	44,000		66,182

Agricultural Bank of China Ltd. Class A	151,300		80,149

Agricultural Bank of China Ltd. Class H	368,000		161,996

Air China Ltd. Class H	14,000		14,212

Angang Steel Co., Ltd. Class H(b)	10,600		4,408

Anhui Conch Cement Co., Ltd. Class A	6,000		47,203

Anhui Conch Cement Co., Ltd. Class H	22,000		160,374

Anhui Kouzi Distillery Co., Ltd. Class A	1,400		11,036

ANTA Sports Products Ltd.	5,000		44,759

Asia Cement China Holdings Corp.	13,000		19,420

Ausnutria Dairy Corp., Ltd.*	5,000		7,200

BAIC Motor Corp., Ltd. Class H(a)	34,000		19,287

Bank of Beijing Co., Ltd. Class A	59,499		48,517

Bank of China Ltd. Class A	125,800		66,641

Bank of China Ltd. Class H	1,194,000		510,283

Bank of Communications Co., Ltd. Class A	62,700		50,677

Bank of Communications Co., Ltd. Class H	407,000		289,379

Bank of Nanjing Co., Ltd. Class A	20,000		25,181

Bank of Shanghai Co., Ltd. Class A	20,170		27,479

Baoshan Iron & Steel Co., Ltd. Class A	63,300		52,162

Beijing Capital International Airport Co., Ltd. Class H	38,000		36,821

Beijing Enterprises Holdings Ltd.	11,000		50,470

Beijing Enterprises Water Group Ltd.*	122,000		61,690

BOE Technology Group Co., Ltd. Class A	20,300		13,231

Brilliance China Automotive Holdings Ltd.	14,000		14,518

BYD Electronic International Co., Ltd.	7,000		13,458

CGN Power Co., Ltd. Class H(a)	164,000		43,779

China Aoyuan Group Ltd.	20,000		32,598

China BlueChemical Ltd. Class H	114,000		28,091

China Cinda Asset Management Co., Ltd. Class H	132,000		29,985

China CITIC Bank Corp., Ltd. Class A	5,400		4,783

China CITIC Bank Corp., Ltd. Class H	220,000		131,857

China Communications Construction Co., Ltd. Class H	84,000		68,457

China Communications Services Corp., Ltd. Class H	38,000		27,701

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares	Value

China Conch Venture Holdings Ltd.	16,000	$69,817

China Construction Bank Corp. Class A	29,200	30,308

China Construction Bank Corp. Class H	1,417,000	1,223,903

China Everbright Bank Co., Ltd. Class A	61,000	38,619

China Everbright International Ltd.	77,407	62,090

China Fortune Land Development Co., Ltd. Class A	5,200	21,425

China Galaxy Securities Co., Ltd. Class H	25,000	14,727

China Gas Holdings Ltd.	12,800	47,968

China Hongqiao Group Ltd.	41,000	24,731

China International Marine Containers Group Co., Ltd. Class H	20,240	18,885

China Jinmao Holdings Group Ltd.	72,000	56,090

China Lesso Group Holdings Ltd.	24,000	30,771

China Life Insurance Co., Ltd. Class H	20,000	55,571

China Lilang Ltd.	36,000	29,385

China Longyuan Power Group Corp., Ltd. Class H	47,000	29,738

China Maple Leaf Educational Systems Ltd.(b)	46,000	18,774

China Medical System Holdings Ltd.	25,000	35,999

China Mengniu Dairy Co., Ltd.*	10,000	40,427

China Merchants Bank Co., Ltd. Class A	23,500	126,783

China Merchants Bank Co., Ltd. Class H	25,500	131,070

China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	8,600	24,532

China Minsheng Banking Corp., Ltd. Class H	127,500	96,380

China Mobile Ltd.	97,000	815,408

China Molybdenum Co., Ltd. Class A	30,500	19,091

China Molybdenum Co., Ltd. Class H(b)	63,000	27,005

China National Building Material Co., Ltd. Class H	50,000	55,828

China Oriental Group Co., Ltd.	14,000	5,804

China Overseas Grand Oceans Group Ltd.	43,000	29,745

China Overseas Land & Investment Ltd.	42,000	163,595

China Pacific Insurance Group Co., Ltd. Class A	5,000	27,162

China Pacific Insurance Group Co., Ltd. Class H	26,200	103,229

China Petroleum & Chemical Corp. Class A	131,600	96,541

China Petroleum & Chemical Corp. Class H	852,000	512,831

China Power International Development Ltd.	211,666	45,366

China Railway Construction Corp., Ltd. Class A	5,600	8,152

China Railway Construction Corp., Ltd. Class H	25,500	27,916

China Railway Group Ltd. Class A	24,100	20,551

China Railway Group Ltd. Class H	49,000	30,248

China Railway Signal & Communication Corp., Ltd. Class H(a)	37,000	20,656

China Resources Beer Holdings Co., Ltd.	2,000	11,063

China Resources Cement Holdings Ltd.	62,000	78,934

China Resources Gas Group Ltd.	6,000	32,958

China Resources Land Ltd.	28,000	139,429

China Resources Power Holdings Co., Ltd.	30,000	42,121

China SCE Group Holdings Ltd.	70,000	40,786

China Shenhua Energy Co., Ltd. Class A	14,800	38,776

China Shenhua Energy Co., Ltd. Class H	88,000	183,865

China State Construction Engineering Corp., Ltd. Class A	47,800	38,566

China State Construction International Holdings Ltd.	30,000	27,259

China Suntien Green Energy Corp., Ltd. Class H	97,000	28,010

China Telecom Corp., Ltd. Class H	204,000	84,042

China Unicom Hong Kong Ltd.	48,000	45,217

China Vanke Co., Ltd. Class A	12,200	56,361

China Vanke Co., Ltd. Class H	20,300	86,626

China Yangtze Power Co., Ltd. Class A	33,000	87,075

China Yongda Automobiles Services Holdings Ltd.	26,000	23,692

China Yuhua Education Corp., Ltd.(a)	26,000	17,585

China ZhengTong Auto Services Holdings Ltd.(b)	68,500	24,440

China Zhongwang Holdings Ltd.	70,000	27,940

Chongqing Rural Commercial Bank Co., Ltd. Class H	70,000	35,756

CIFI Holdings Group Co., Ltd.	68,000	57,512

CITIC Ltd.	48,000	64,191

CITIC Securities Co., Ltd. Class A	10,800	39,226

CITIC Securities Co., Ltd. Class H	12,000	27,383

CITIC Telecom International Holdings Ltd.	94,000	34,262

CNOOC Ltd.	394,000	655,335

COSCO Shipping Ports Ltd.	56,000	45,853

Country Garden Holdings Co., Ltd.	107,000	171,380

CRRC Corp., Ltd. Class A	16,600	17,015

CRRC Corp., Ltd. Class H	67,000	48,841

CSPC Pharmaceutical Group Ltd.	22,000	52,460

Dah Chong Hong Holdings Ltd.	55,000	25,976

Dali Foods Group Co., Ltd.(a)	40,000	29,621

Daqin Railway Co., Ltd. Class A	37,600	44,317

Dongfeng Motor Group Co., Ltd. Class H	46,000	43,274

Dongyue Group Ltd.	62,000	34,375

ENN Energy Holdings Ltd.	4,700	51,362

Fangda Special Steel Technology Co., Ltd. Class A	15,000	21,663

Far East Horizon Ltd.	58,000	54,339

Focus Media Information Technology Co., Ltd. Class A	23,700	21,299

Foshan Haitian Flavouring & Food Co., Ltd. Class A	800	12,347

Fosun International Ltd.	57,000	83,103

Fufeng Group Ltd.*	73,000	32,135

Fuyao Glass Industry Group Co., Ltd. Class A	8,400	28,930

Fuyao Glass Industry Group Co., Ltd. Class H(a)	14,400	44,077

Geely Automobile Holdings Ltd.	47,000	91,927

Gemdale Corp. Class A	14,000	29,143

Great Wall Motor Co., Ltd. Class H(b)	84,500	62,466

Greatview Aseptic Packaging Co., Ltd.	56,000	25,658

Greentown China Holdings Ltd.	23,000	28,249

Guangdong Investment Ltd.	48,000	100,413

Guangzhou Automobile Group Co., Ltd. Class H(b)	51,200	63,739

Guangzhou R&F Properties Co., Ltd. Class H(b)	24,800	45,769

Haier Electronics Group Co., Ltd.	12,000	37,501

Haier Smart Home Co., Ltd. Class A	8,200	22,955

Haitian International Holdings Ltd.	8,000	19,384

Haitong Securities Co., Ltd. Class A	12,000	26,633

Haitong Securities Co., Ltd. Class H	9,200	10,874

Hebei Construction Group Corp. Ltd. Class H(b)	12,000	7,454

Henan Shuanghui Investment & Development Co., Ltd. Class A	5,399	22,501

Hengan International Group Co., Ltd.	16,000	113,966

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares	Value

Hengli Petrochemical Co., Ltd. Class A	3,400	$7,849

Hua Hong Semiconductor Ltd.(a)	6,000	13,645

Huaneng Power International, Inc. Class H	62,000	31,351

Huatai Securities Co., Ltd. Class A	8,900	25,950

Huatai Securities Co., Ltd. Class H(a)(b)	8,800	15,563

Huayu Automotive Systems Co., Ltd. Class A	5,000	18,656

Industrial & Commercial Bank of China Ltd. Class A	87,500	73,862

Industrial & Commercial Bank of China Ltd. Class H	1,008,000	776,201

Industrial Bank Co., Ltd. Class A	35,400	100,624

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	11,900	52,857

Jiangsu Expressway Co., Ltd. Class H	38,000	52,086

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,300	20,622

Jingrui Holdings Ltd.	38,000	12,582

Jinke Properties Group Co., Ltd. Class A	13,600	14,995

JNBY Design Ltd.	12,000	16,109

Kaisa Group Holdings Ltd.*	31,000	14,800

Kingboard Holdings Ltd.	12,500	39,625

Kingboard Laminates Holdings Ltd.	21,500	26,655

Kunlun Energy Co., Ltd.	66,000	58,277

Kweichow Moutai Co., Ltd. Class A	600	101,899

KWG Group Holdings Ltd.*	30,500	42,745

Lee & Man Paper Manufacturing Ltd.	26,000	19,687

Legend Holdings Corp. Class H(a)	6,700	15,203

Lenovo Group Ltd.	128,000	85,916

Li Ning Co., Ltd.	2,500	7,492

Logan Property Holdings Co., Ltd.	24,000	40,288

Lomon Billions Group Co., Ltd. Class A	11,599	25,627

Longfor Group Holdings Ltd.(a)	16,500	77,293

Lonking Holdings Ltd.	92,000	27,629

Luye Pharma Group Ltd.(a)(b)	33,000	24,734

Luzhou Laojiao Co., Ltd. Class A	1,400	17,421

Maanshan Iron & Steel Co., Ltd. Class H(b)	94,000	38,122

Midea Group Co., Ltd. Class A	10,899	91,142

Midea Real Estate Holding Ltd.(a)	8,600	26,379

Minth Group Ltd.	8,000	28,235

Nanjing Iron & Steel Co., Ltd. Class A	46,800	23,179

New China Life Insurance Co., Ltd. Class H	7,100	30,526

Nine Dragons Paper Holdings Ltd.	67,000	69,650

PetroChina Co., Ltd. Class A	67,300	56,327

PetroChina Co., Ltd. Class H	358,000	179,648

PICC Property & Casualty Co., Ltd. Class H	62,000	74,717

Ping An Bank Co., Ltd. Class A	6,500	15,350

Ping An Insurance Group Co. of China Ltd. Class A	12,900	158,266

Ping An Insurance Group Co. of China Ltd. Class H	29,500	348,693

Poly Developments and Holdings Group Co., Ltd. Class A	15,500	36,004

Postal Savings Bank of China Co., Ltd. Class H(a)	128,000	87,066

Powerlong Real Estate Holdings Ltd.	38,000	25,360

Qingdao Port International Co., Ltd. Class H(a)	44,000	31,228

Ronshine China Holdings Ltd.*	15,000	20,753

SAIC Motor Corp., Ltd. Class A	14,900	51,016

Sansteel Minguang Co., Ltd. Fujian Class A	16,900	22,709

Sany Heavy Industry Co., Ltd. Class A	8,800	21,540

Seazen Group Ltd.*(b)	24,000	29,200

Seazen Holdings Co., Ltd. Class A	2,200	12,229

Shaanxi Coal Industry Co., Ltd. Class A	14,600	18,843

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	19,179

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	7,000	21,112

Shanghai International Port Group Co., Ltd. Class A	15,500	12,839

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	22,700	44,166

Shanghai Pudong Development Bank Co., Ltd. Class A	33,800	60,024

Shenzhen Overseas Chinese Town Co., Ltd. Class A	14,200	15,880

Shenzhou International Group Holdings Ltd.	5,400	78,937

Shimao Property Holdings Ltd.	16,000	62,014

Shougang Fushan Resources Group Ltd.	206,000	44,416

Sino Biopharmaceutical Ltd.	14,000	19,585

Sino-Ocean Group Holding Ltd.	68,500	27,517

Sinopec Engineering Group Co., Ltd. Class H	42,000	25,119

Sinopec Shanghai Petrochemical Co., Ltd. Class H	70,000	21,112

Sinopharm Group Co., Ltd. Class H	15,600	56,960

Sinotrans Ltd. Class H	88,000	29,929

Sinotruk Hong Kong Ltd.	16,500	35,195

SITC International Holdings Co., Ltd.	37,000	45,112

SSY Group Ltd.	24,000	19,436

Sun Art Retail Group Ltd.	20,500	24,863

Sunac China Holdings Ltd.	16,000	95,588

Sunny Optical Technology Group Co., Ltd.	1,600	27,701

TCL Corp. Class A	34,200	21,947

Tencent Holdings Ltd.	6,600	318,150

Tianneng Power International Ltd.	38,000	28,920

Times China Holdings Ltd.	13,000	25,927

Tingyi Cayman Islands Holding Corp.	22,000	37,552

TravelSky Technology Ltd. Class H	8,000	19,528

Tsingtao Brewery Co., Ltd. Class H	2,000	13,437

Uni-President China Holdings Ltd.	22,000	23,096

Virscend Education Co., Ltd.(a)	64,000	15,113

Wanhua Chemical Group Co., Ltd. Class A	5,700	45,964

Want Want China Holdings Ltd.	109,000	101,840

Weichai Power Co., Ltd. Class A	13,000	29,637

Weichai Power Co., Ltd. Class H	36,000	75,957

Wens Foodstuffs Group Co., Ltd. Class A	4,600	22,189

West China Cement Ltd.	110,000	18,070

WH Group Ltd.(a)	111,500	115,195

Wuliangye Yibin Co., Ltd. Class A	2,300	43,918

Xinjiang Goldwind Science & Technology Co., Ltd. Class A	5,800	9,950

Xinjiang Goldwind Science & Technology Co., Ltd. Class H	9,200	10,686

Xinyi Glass Holdings Ltd.	72,000	95,362

Xinyi Solar Holdings Ltd.	36,904	26,191

XTEP International Holdings Ltd.	31,000	16,471

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares	Value

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	6,500	$12,914

Yanzhou Coal Mining Co., Ltd. Class H	52,000	46,716

YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	2,800	15,901

Yuzhou Properties Co., Ltd.	72,000	39,642

Zhejiang Expressway Co., Ltd. Class H	52,000	47,383

Zhejiang Longsheng Group Co., Ltd. Class A	4,700	9,763

Zhejiang NHU Co., Ltd. Class A	4,600	15,360

Zhengzhou Yutong Bus Co., Ltd. Class A	7,500	15,343

Zhongsheng Group Holdings Ltd.	5,500	22,517

Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,200	22,439

Zijin Mining Group Co., Ltd. Class H	114,000	56,767

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	21,300	20,426

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	29,800	24,974

Total China		15,776,685

Czech Republic – 0.2%

CEZ AS	6,079	136,801

Hong Kong – 0.2%

Ajisen China Holdings Ltd.	56,000	19,908

China Water Affairs Group Ltd.(b)	32,000	23,943

Chow Tai Fook Jewellery Group Ltd.	57,200	54,691

Stella International Holdings Ltd.	20,500	32,887

Total Hong Kong		131,429

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	7,526	75,102

OTP Bank Nyrt	1,117	58,500

Richter Gedeon Nyrt	2,249	48,970

Total Hungary		182,572

India – 5.6%

Ashok Leyland Ltd.	26,905	30,720

Asian Paints Ltd.	2,112	52,815

Bajaj Auto Ltd.	1,102	49,173

Bharat Electronics Ltd.	13,068	18,317

Bharat Heavy Electricals Ltd.	38,471	23,418

Bharat Petroleum Corp., Ltd.	13,201	90,910

Bharti Infratel Ltd.	28,341	100,256

Coal India Ltd.	45,068	133,446

Eicher Motors Ltd.	89	28,074

GAIL India Ltd.	23,259	39,445

Godrej Consumer Products Ltd.	4,856	46,571

Graphite India Ltd.	4,137	17,576

HCL Technologies Ltd.	6,103	48,574

HEG Ltd.	778	11,619

Hero MotoCorp., Ltd.	1,264	43,263

Hindustan Petroleum Corp., Ltd.	13,138	48,684

Hindustan Unilever Ltd.	4,183	112,694

Housing Development Finance Corp., Ltd.	5,462	184,613

Indiabulls Housing Finance Ltd.	13,639	59,847

Indian Oil Corp., Ltd.	57,306	100,798

IndusInd Bank Ltd.	1,423	30,104

Infosys Ltd. ADR	34,048	351,375

ITC Ltd.	34,708	115,583

JSW Steel Ltd.	11,608	43,917

Larsen & Toubro Ltd. GDR Reg S	3,024	55,581

Mahindra & Mahindra Ltd. GDR	5,961	45,065

Maruti Suzuki India Ltd.	594	61,321

Mphasis Ltd.	3,132	40,467

National Aluminium Co., Ltd.	55,641	34,026

NHPC Ltd.	134,872	45,255

NMDC Ltd.	20,392	36,825

NTPC Ltd.	52,056	86,823

Oil & Natural Gas Corp., Ltd.	73,837	133,237

Oil India Ltd.	16,010	34,329

Petronet LNG Ltd.	18,358	68,915

Piramal Enterprises Ltd.	1,265	27,001

Power Grid Corp. of India Ltd.	32,857	87,576

REC Ltd.	22,747	45,604

Redington India Ltd.	12,025	19,846

Reliance Industries Ltd.	6,532	138,555

Sun Pharmaceutical Industries Ltd.	5,943	36,014

Tata Consultancy Services Ltd.	6,236	188,858

Tata Steel Ltd.	5,337	35,296

Tech Mahindra Ltd.	5,704	60,917

UPL Ltd.	3,887	31,830

Vedanta Ltd.	42,939	91,709

Vedanta Ltd. ADR(b)	11,962	103,232

Yes Bank Ltd.	23,117	15,206

Zee Entertainment Enterprises Ltd.	4,287	17,550

Total India		3,322,830

Indonesia – 2.3%

Adaro Energy Tbk PT	388,600	43,528

AKR Corporindo Tbk PT	42,100	11,979

Astra International Tbk PT	283,000	141,169

Bank Central Asia Tbk PT	41,300	99,438

Bank Mandiri Persero Tbk PT	199,200	110,129

Bank Negara Indonesia Persero Tbk PT	65,200	36,868

Bank Rakyat Indonesia Persero Tbk PT	457,700	145,066

Bukit Asam Tbk PT	206,500	39,567

Charoen Pokphand Indonesia Tbk PT	71,200	33,337

Erajaya Swasembada Tbk PT	43,300	5,599

Gudang Garam Tbk PT	10,900	41,613

Hanjaya Mandala Sampoerna Tbk PT	74,300	11,239

Indah Kiat Pulp & Paper Corp. Tbk PT	21,600	11,980

Indika Energy Tbk PT	126,500	10,889

Indo Tambangraya Megah Tbk PT	25,500	21,078

Indocement Tunggal Prakarsa Tbk PT	24,600	33,713

Indofood Sukses Makmur Tbk PT	67,200	38,362

Japfa Comfeed Indonesia Tbk PT	178,000	19,682

Kalbe Farma Tbk PT	257,500	30,049

Matahari Department Store Tbk PT	62,700	19,014

Perusahaan Gas Negara Tbk PT	136,500	21,336

Sarana Menara Nusantara Tbk PT	489,300	28,373

Semen Indonesia Persero Tbk PT	27,200	23,512

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares	Value

Surya Citra Media Tbk PT	173,900	$17,662

Telekomunikasi Indonesia Persero Tbk PT	747,400	213,735

Tower Bersama Infrastructure Tbk PT	117,000	10,366

Unilever Indonesia Tbk PT	14,500	43,868

United Tractors Tbk PT	37,100	57,524

Waskita Karya Persero Tbk PT	147,500	15,778

Total Indonesia		1,336,453

Malaysia – 2.8%

AirAsia Group Bhd	60,600	25,185

AMMB Holdings Bhd	52,900	50,566

Astro Malaysia Holdings Bhd	64,900	20,150

Bermaz Auto Bhd	78,900	40,506

British American Tobacco Malaysia Bhd	5,600	20,645

Cahya Mata Sarawak Bhd	21,300	11,820

Carlsberg Brewery Malaysia Bhd	4,200	30,187

CIMB Group Holdings Bhd	100,400	126,405

DiGi.Com Bhd	66,700	72,725

Gamuda Bhd	38,300	36,516

Hartalega Holdings Bhd	22,700	30,411

Heineken Malaysia Bhd	6,100	40,443

IJM Corp. Bhd	26,700	14,164

Inari Amertron Bhd	30,400	12,634

Magnum Bhd	63,300	39,770

Malayan Banking Bhd	118,900	251,142

Maxis Bhd	40,700	52,933

MISC Bhd	27,000	55,116

My EG Services Bhd	22,400	6,024

Petronas Chemicals Group Bhd	53,000	95,233

Petronas Gas Bhd	17,800	72,323

Public Bank Bhd	37,300	177,267

RHB Bank Bhd	58,100	82,097

Sime Darby Bhd	57,100	30,989

Sime Darby Plantation Bhd	47,900	63,820

Tenaga Nasional Bhd	43,800	141,985

Top Glove Corp. Bhd	26,300	30,219

VS Industry Bhd	33,700	11,040

YTL Corp. Bhd	93,900	22,497

Total Malaysia		1,664,812

Mexico – 2.8%

Alfa S.A.B. de C.V. Class A	56,401	46,832

America Movil S.A.B. de C.V. Series L	202,124	161,622

Cemex S.A.B. de C.V. Series CPO	82,086	30,776

Coca-Cola Femsa S.A.B. de C.V. UNIT	8,682	52,816

Concentradora Fibra Danhos S.A. de C.V.	40,421	61,389

Fomento Economico Mexicano S.A.B. de C.V.	13,805	130,615

Gentera S.A.B. de C.V.	19,741	20,354

GMexico Transportes S.A.B. de C.V.(a)	19,108	25,408

Gruma S.A.B. de C.V. Class B	4,143	42,591

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,181	53,933

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	9,308	110,741

Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	3,067	57,500

Grupo Financiero Banorte S.A.B. de C.V. Class O	31,167	174,369

Grupo Mexico S.A.B. de C.V. Series B	86,145	236,575

Grupo Televisa S.A.B. Series CPO	10,320	24,248

Industrias Penoles S.A.B. de C.V.	2,198	23,071

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	24,615	48,881

Macquarie Mexico Real Estate Management S.A. de C.V.(a)	33,566	43,726

Megacable Holdings S.A.B. de C.V. Series CPO	5,823	23,879

Nemak S.A.B. de C.V.(a)	10,487	4,415

Orbia Advance Corp. S.A.B. de C.V.	19,588	41,823

Wal-Mart de Mexico S.A.B. de C.V.	79,249	227,247

Total Mexico		1,642,811

Philippines – 0.7%

Aboitiz Equity Ventures, Inc.	33,660	34,228

Aboitiz Power Corp.	44,300	29,915

Bank of the Philippine Islands	21,394	37,132

DMCI Holdings, Inc.	146,600	19,134

Globe Telecom, Inc.	775	30,911

International Container Terminal Services, Inc.	12,540	31,842

Manila Electric Co.	8,230	51,514

PLDT, Inc.	2,510	48,966

San Miguel Food and Beverage, Inc.	17,100	28,700

Semirara Mining & Power Corp.	60,260	26,177

SM Investments Corp.	2,795	57,561

Universal Robina Corp.	10,630	30,434

Total Philippines		426,514

Poland – 0.9%

Asseco Poland S.A.	2,577	43,309

Bank Polska Kasa Opieki S.A.	2,448	64,928

CD Projekt S.A.	91	6,716

Cyfrowy Polsat S.A.	3,825	28,218

Eurocash S.A.	2,733	15,760

Grupa Lotos S.A.	1,060	23,393

Jastrzebska Spolka Weglowa S.A.	1,438	8,118

Polski Koncern Naftowy Orlen S.A.	3,577	81,055

Polskie Gornictwo Naftowe i Gazownictwo S.A.	27,221	31,107

Powszechna Kasa Oszczednosci Bank Polski S.A.	7,748	70,498

Powszechny Zaklad Ubezpieczen S.A.	10,741	113,527

Santander Bank Polska S.A.	463	37,580

Total Poland		524,209

Russia – 10.4%

Gazprom Neft PJSC ADR	1,338	44,823

Gazprom PJSC ADR	181,750	1,495,439

Lukoil PJSC ADR	8,481	841,146

Magnit PJSC GDR Reg S	12,886	155,341

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	7,766	67,254

MMC Norilsk Nickel PJSC ADR	25,107	767,019

Mobile TeleSystems PJSC ADR(b)	18,761	190,424

Novatek PJSC GDR Reg S	962	195,286

Novolipetsk Steel PJSC GDR Reg S	5,817	134,024

PhosAgro PJSC GDR Reg S	5,677	72,098

Polyus PJSC GDR Reg S	1,021	57,891

Rosneft Oil Co. PJSC GDR Reg S	30,919	222,864

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares	Value

Sberbank of Russia PJSC ADR	46,595	$766,022

Severstal PJSC GDR Reg S	8,746	132,414

Tatneft PJSC ADR	12,775	943,561

VTB Bank PJSC GDR Reg S	28,800	42,134

Total Russia		6,127,740

Singapore – 0.0%

IGG, Inc.(b)	35,000	25,828

South Africa – 5.0%

Absa Group Ltd.	12,531	133,792

Aeci Ltd.	6,552	50,135

African Rainbow Minerals Ltd.	2,556	29,915

Anglo American Platinum Ltd.	282	26,364

AngloGold Ashanti Ltd.	411	9,303

Assore Ltd.	2,002	38,942

Astral Foods Ltd.	2,650	41,152

AVI Ltd.	9,328	59,349

Barloworld Ltd.	5,323	42,912

Bid Corp., Ltd.	2,712	64,042

Bidvest Group Ltd. (The)	3,904	57,169

Capitec Bank Holdings Ltd.	388	40,127

Clicks Group Ltd.	2,162	39,672

Coronation Fund Managers Ltd.	13,736	39,243

Discovery Ltd.	1,320	11,387

Distell Group Holdings Ltd.	2,721	25,841

Exxaro Resources Ltd.	12,018	112,707

FirstRand Ltd.	42,025	188,735

Foschini Group Ltd. (The)(b)	5,919	63,277

Gold Fields Ltd.	2,180	14,946

Hyprop Investments Ltd.	4,972	19,929

Imperial Logistics Ltd.	6,184	25,871

Investec Ltd.(b)	7,902	46,880

KAP Industrial Holdings Ltd.	85,057	25,547

Kumba Iron Ore Ltd.(b)	2,065	61,587

Life Healthcare Group Holdings Ltd.	32,757	57,744

Motus Holdings Ltd.	7,021	41,021

Mr. Price Group Ltd.	5,549	72,421

MTN Group Ltd.	36,156	213,288

Naspers Ltd. Class N	395	64,709

Nedbank Group Ltd.	6,601	101,162

Netcare Ltd.(b)	45,218	62,927

Oceana Group Ltd.	5,861	25,798

Old Mutual Ltd.	75,799	106,569

Pick n Pay Stores Ltd.	8,700	39,750

Pioneer Foods Group Ltd.	3,371	26,482

Remgro Ltd.	3,903	54,427

Resilient REIT Ltd.	7,530	36,639

Reunert Ltd.	8,086	41,981

RMB Holdings Ltd.	11,343	65,251

Sanlam Ltd.	19,175	108,467

Shoprite Holdings Ltd.	3,327	29,959

SPAR Group Ltd. (The)	3,367	47,557

Standard Bank Group Ltd.	17,478	210,383

Telkom S.A. SOC Ltd.	6,502	16,191

Tiger Brands Ltd.(b)	2,585	38,952

Tongaat Hulett Ltd.*†	368	0

Truworths International Ltd.	16,325	57,438

Tsogo Sun Gaming Ltd.	36,633	32,170

Vodacom Group Ltd.	15,948	131,498

Total South Africa		2,951,608

South Korea – 11.7%

Amorepacific Corp.	61	10,550

BGF Retail Co., Ltd.	138	20,227

Cheil Worldwide, Inc.	1,901	39,534

Daelim Industrial Co., Ltd.	357	27,938

DB Insurance Co., Ltd.	995	44,998

Doosan Bobcat, Inc.*	1,346	39,980

E-Mart, Inc.	311	34,288

GS Engineering & Construction Corp.	1,247	33,481

GS Holdings Corp.	1,567	69,918

Hana Financial Group, Inc.	4,831	154,148

Hanon Systems	3,137	30,246

Hanssem Co., Ltd.	272	14,630

Hyosung Corp.	256	17,510

Hyundai Elevator Co., Ltd.*	133	7,855

Hyundai Engineering & Construction Co., Ltd.	474	17,338

Hyundai Glovis Co., Ltd.	240	29,677

Hyundai Heavy Industries Holdings Co., Ltd.	237	69,269

Hyundai Marine & Fire Insurance Co., Ltd.	1,478	34,443

Hyundai Motor Co.	1,723	179,533

Hyundai Steel Co.	1,158	31,492

Industrial Bank of Korea	5,830	59,487

Kangwon Land, Inc.	2,192	56,105

KB Financial Group, Inc.	4,854	200,003

KEPCO Plant Service & Engineering Co., Ltd.	1,157	39,169

Kia Motors Corp.	2,385	91,362

Korea Gas Corp.	775	25,365

Korea Investment Holdings Co., Ltd.	566	35,435

Korea Zinc Co., Ltd.	195	71,663

KT Corp. ADR	9,836	114,098

KT&G Corp.	2,153	174,630

LG Chem Ltd.	372	102,132

LG Corp.	2,032	129,674

LG Electronics, Inc.	660	41,148

LG Household & Health Care Ltd.	33	35,983

LG Uplus Corp.	3,864	47,446

Lotte Chemical Corp.	255	49,393

Lotte Corp.	1,055	35,533

LOTTE Fine Chemical Co., Ltd.	748	29,203

NAVER Corp.	147	23,707

NCSoft Corp.	94	43,974

Orange Life Insurance Ltd.(a)	1,128	27,457

POSCO	1,386	283,444

Samsung Electro-Mechanics Co., Ltd.	235	25,401

Samsung Electronics Co., Ltd.	60,993	2,942,980

Samsung Fire & Marine Insurance Co., Ltd.	526	110,754

Samsung Life Insurance Co., Ltd.	1,355	87,291

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares	Value

Samsung SDS Co., Ltd.	247	$41,542

Shinhan Financial Group Co., Ltd.	4,975	186,490

SK Holdings Co., Ltd.	367	83,146

SK Hynix, Inc.	4,110	334,429

SK Innovation Co., Ltd.	1,132	146,829

SK Telecom Co., Ltd.	579	119,159

Ssangyong Cement Industrial Co., Ltd.	5,472	26,829

Woongjin Coway Co., Ltd.	916	73,743

Woori Financial Group, Inc.	8,047	80,717

Total South Korea		6,882,776

Taiwan – 20.7%

Accton Technology Corp.	5,000	28,021

Acer, Inc.	74,000	44,064

Advantech Co., Ltd.	5,000	50,372

Arcadyan Technology Corp.	5,309	16,665

ASE Technology Holding Co., Ltd.	41,374	114,832

Asia Cement Corp.	71,000	113,569

Asia Optical Co., Inc.	7,000	25,219

ASMedia Technology, Inc.	1,000	21,917

Asustek Computer, Inc.	22,000	169,897

AU Optronics Corp.	208,000	69,733

Catcher Technology Co., Ltd.	15,000	113,587

Cathay Financial Holding Co., Ltd.	71,714	101,792

Cheng Shin Rubber Industry Co., Ltd.	30,000	41,832

Cheng Uei Precision Industry Co., Ltd.	11,000	16,806

Chicony Electronics Co., Ltd.	16,085	47,755

Chilisin Electronics Corp.	10,000	42,699

China Steel Corp.	253,000	201,711

Chroma ATE, Inc.	4,000	19,348

Chunghwa Telecom Co., Ltd.	64,000	234,847

Compal Electronics, Inc.	149,000	93,693

Compeq Manufacturing Co., Ltd.	14,000	21,063

CTBC Financial Holding Co., Ltd.	291,720	217,985

Cub Elecparts, Inc.	2,000	16,646

Darfon Electronics Corp.	18,000	26,450

Delta Electronics, Inc.	29,000	146,562

E.Sun Financial Holding Co., Ltd.	117,708	109,552

Eclat Textile Co., Ltd.	3,000	40,331

Elan Microelectronics Corp.	12,000	36,508

Elite Material Co., Ltd.	4,000	18,281

Far Eastern New Century Corp.	109,000	108,538

Far EasTone Telecommunications Co., Ltd.	54,000	129,880

Feng Hsin Steel Co., Ltd.	42,000	75,238

Feng TAY Enterprise Co., Ltd.	5,500	35,777

First Financial Holding Co., Ltd.	236,145	186,698

Formosa Chemicals & Fibre Corp.	121,000	353,187

Formosa Petrochemical Corp.	30,000	97,575

Formosa Plastics Corp.	113,000	376,202

Formosa Sumco Technology Corp.	4,000	15,612

Fubon Financial Holding Co., Ltd.	85,000	131,568

Fusheng Precision Co., Ltd.	6,000	35,928

Giant Manufacturing Co., Ltd.	3,000	21,316

Gigabyte Technology Co., Ltd.	16,000	26,527

Global Unichip Corp.	1,000	8,040

Highwealth Construction Corp.	72,000	111,205

Hiwin Technologies Corp.	3,000	28,122

Holy Stone Enterprise Co., Ltd.	6,000	23,218

Hon Hai Precision Industry Co., Ltd.	272,880	826,550

Hota Industrial Manufacturing Co., Ltd.	7,000	26,854

Hotai Motor Co., Ltd.	4,000	91,137

IBF Financial Holdings Co., Ltd.	710	266

Inventec Corp.	106,000	80,799

ITEQ Corp.	3,000	12,760

King Yuan Electronics Co., Ltd.	24,000	30,063

Largan Precision Co., Ltd.	1,000	166,795

Lite-On Semiconductor Corp.	22,000	29,026

Lite-On Technology Corp.	58,014	95,506

Lotes Co., Ltd.	2,000	21,517

Macronix International	33,000	40,951

Makalot Industrial Co., Ltd.	6,150	32,312

MediaTek, Inc.	10,000	147,947

Mega Financial Holding Co., Ltd.	200,000	204,157

Merida Industry Co., Ltd.	4,000	23,551

Merry Electronics Co., Ltd.	5,080	28,385

Micro-Star International Co., Ltd.	16,000	46,275

MOSA Industrial Corp.	12,000	16,933

Nan Ya Plastics Corp.	175,000	424,992

Nanya Technology Corp.	44,000	122,414

Nichidenbo Corp.	20,000	35,427

Nien Made Enterprise Co., Ltd.	2,000	18,481

Novatek Microelectronics Corp.	12,000	87,667

Pegatron Corp.	50,000	114,087

Pou Chen Corp.	54,000	70,614

Powertech Technology, Inc.	23,000	76,572

President Chain Store Corp.	8,000	81,129

Primax Electronics Ltd.	10,000	21,150

Quanta Computer, Inc.	70,000	150,148

Realtek Semiconductor Corp.	6,000	47,036

Ruentex Industries Ltd.*	19,400	47,566

Shanghai Commercial & Savings Bank Ltd. (The)	47,000	81,529

SinoPac Financial Holdings Co., Ltd.	259,598	112,579

Sitronix Technology Corp.	3,000	16,763

Sunonwealth Electric Machine Industry Co., Ltd.	17,000	26,852

Swancor Holding Co., Ltd.	4,000	11,195

Synnex Technology International Corp.	64,150	80,249

TA Chen Stainless Pipe	33,000	35,282

TA-I Technology Co., Ltd.	8,000	14,144

Taiwan Cement Corp.	156,180	227,677

Taiwan Cooperative Financial Holding Co., Ltd.	634	439

Taiwan High Speed Rail Corp.	34,000	43,553

Taiwan Mobile Co., Ltd.	40,000	149,448

Taiwan Paiho Ltd.	5,000	14,061

Taiwan Semiconductor Manufacturing Co., Ltd.	275,000	3,036,495

Taiwan Surface Mounting Technology Corp.	4,000	15,612

Teco Electric and Machinery Co., Ltd.	54,000	47,196

Tong Hsing Electronic Industries Ltd.	4,000	20,883

Tripod Technology Corp.	12,000	50,239

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2019

Investments	Shares	Value

Uni-President Enterprises Corp.	77,000	$190,593

Unimicron Technology Corp.	12,000	16,813

United Microelectronics Corp.	196,000	107,556

Visual Photonics Epitaxy Co., Ltd.	3,000	11,809

Voltronic Power Technology Corp.	2,050	48,896

Walsin Lihwa Corp.	111,000	57,024

Walsin Technology Corp.	12,000	95,673

Winbond Electronics Corp.	69,446	45,290

Wistron Corp.	70,843	66,998

Wiwynn Corp.	1,000	21,183

WPG Holdings Ltd.	69,360	90,469

Yageo Corp.	11,198	163,243

Yuanta Financial Holding Co., Ltd.	223,000	150,269

Total Taiwan		12,235,447

Thailand – 2.8%

Advanced Info Service PCL NVDR	15,900	113,064

Airports of Thailand PCL NVDR	33,000	81,801

Bangkok Dusit Medical Services PCL NVDR	61,800	53,643

Banpu PCL NVDR	77,444	30,767

Beauty Community PCL NVDR	157,100	8,811

BTS Group Holdings PCL NVDR	140,700	62,004

Carabao Group PCL NVDR	4,000	11,217

Charoen Pokphand Foods PCL NVDR	72,100	66,194

CP ALL PCL NVDR	34,400	82,975

Delta Electronics Thailand PCL NVDR	15,200	27,148

Gulf Energy Development PCL NVDR	3,700	20,505

Hana Microelectronics PCL NVDR	34,500	39,736

Indorama Ventures PCL NVDR	41,800	48,842

Intouch Holdings PCL NVDR	32,000	61,161

IRPC PCL NVDR	223,300	27,434

Jasmine International PCL NVDR	95,600	15,958

KCE Electronics PCL NVDR	25,000	20,448

Krungthai Card PCL NVDR	12,300	16,220

Noble Development PCL NVDR	21,300	11,662

Origin Property PCL NVDR	85,600	20,004

Osotspa PCL NVDR	25,200	34,072

PTT Exploration & Production PCL NVDR	30,000	124,692

PTT Global Chemical PCL NVDR	58,800	111,892

PTT PCL NVDR	161,600	237,379

Siam Cement PCL (The) NVDR	7,700	100,769

Siam Commercial Bank PCL (The) NVDR	28,500	116,079

Sri Trang Agro-Industry PCL NVDR	56,800	18,963

Thai Oil PCL NVDR	16,600	38,655

TMB Bank PCL NVDR	177,190	9,938

True Corp. PCL NVDR	136,100	20,901

Total Thailand		1,632,934

Turkey – 1.0%

BIM Birlesik Magazalar AS	4,988	39,109

Dogan Sirketler Grubu Holding A/S	48,865	15,109

Enka Insaat ve Sanayi AS	35,567	38,370

Eregli Demir ve Celik Fabrikalari T.A.S.	45,180	68,632

Ford Otomotiv Sanayi AS	2,448	29,145

Haci Omer Sabanci Holding AS	22,432	35,960

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	39,844	17,810

KOC Holding AS	11,887	40,589

Soda Sanayii AS	20,648	21,442

TAV Havalimanlari Holding AS	7,949	38,977

Tekfen Holding AS	7,277	23,625

Tofas Turk Otomobil Fabrikasi AS	5,394	24,346

Tupras Turkiye Petrol Rafinerileri AS	6,301	134,257

Turkcell Iletisim Hizmetleri AS	22,549	52,290

Total Turkey		579,661
TOTAL COMMON STOCKS (Cost: $52,872,042)		58,942,163

RIGHTS – 0.0%

Brazil – 0.0%

Centrais Eletricas Brasileiras S.A., expiring 1/2/20*†	409	0

India – 0.0%

Piramal Enterprises Ltd., expiring 1/20/20*	167	523
TOTAL RIGHTS (Cost: $0)		523

WARRANTS – 0.0%

Thailand – 0.0%

BTS Group Holdings PCL, expiring 2/16/20* (Cost: $0)	14,070	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $482,438)(d)	482,438	482,438

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $53,354,480)		59,425,124

Other Assets less Liabilities – (0.6)%		(379,675)

NET ASSETS – 100.0%		$59,045,449
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

‡	Share amount represents a fractional share.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $800,534 and the total market value of the collateral held by the Fund was $843,298. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $360,860.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Multifactor Fund (EUMF)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

Austria – 2.5%

OMV AG	1,611	$90,562

S IMMO AG	1,291	32,316

UNIQA Insurance Group AG	13,182	134,577

Wienerberger AG	2,889	85,677

Total Austria		343,132

Belgium – 3.8%

Ackermans & van Haaren N.V.	706	110,710

Barco N.V.	235	57,769

bpost S.A.	4,132	47,773

Cofinimmo S.A.	235	34,556

D’ieteren S.A./N.V.	1,282	90,084

Galapagos N.V.*	172	36,008

Proximus SADP	1,442	41,308

UCB S.A.	845	67,250

Warehouses De Pauw CVA	127	23,123

Total Belgium		508,581

Denmark – 4.6%

Carlsberg A/S Class B	508	75,837

Coloplast A/S Class B	629	78,084

GN Store Nord A/S	663	31,203

H. Lundbeck A/S	1,252	47,846

Novo Nordisk A/S Class B	1,286	74,693

Pandora A/S	954	41,531

Royal Unibrew A/S	775	71,015

Topdanmark A/S	2,047	100,982

Tryg A/S	3,509	104,105

Total Denmark		625,296

Finland – 2.4%

Elisa Oyj	896	49,534

Fortum Oyj	1,386	34,227

Kemira Oyj	3,097	46,097

Kesko Oyj Class B	953	67,479

Orion Oyj Class B	1,478	68,469

Tieto Oyj	1,965	61,142

Total Finland		326,948

France – 11.6%

Altran Technologies S.A.	5,200	82,652

Covivio	873	99,170

Danone S.A.	2,102	174,367

Eiffage S.A.	1,682	192,581

Engie S.A.	6,587	106,472

Klepierre S.A.	2,696	102,439

Korian S.A.	3,309	155,706

Nexity S.A.	1,813	91,131

Orange S.A.	10,226	150,600

Publicis Groupe S.A.	2,736	123,952

Sanofi	1,884	189,527

Veolia Environnement S.A.	4,140	110,184

Total France		1,578,781

Germany – 8.0%

ADO Properties S.A.(a)	624	22,484

alstria office REIT-AG	5,099	95,871

Beiersdorf AG	944	113,010

CompuGroup Medical SE	1,299	92,956

CTS Eventim AG & Co. KGaA	1,265	79,589

Deutsche Telekom AG Registered Shares	5,689	93,043

Deutsche Wohnen SE Bearer Shares	832	34,013

E.ON SE	7,292	77,956

Freenet AG	3,048	69,933

Grand City Properties S.A.	2,834	68,013

LEG Immobilien AG	555	65,756

ProSiebenSat.1 Media SE	3,497	54,602

RWE AG	1,282	39,358

Scout24 AG(a)	1,137	75,237

Uniper SE	2,392	79,235

Wirecard AG	145	17,497

Total Germany		1,078,553

Ireland – 0.8%

Greencore Group PLC	19,320	68,567

UDG Healthcare PLC	3,777	40,329

Total Ireland		108,896

Italy – 8.9%

A2A SpA	15,727	29,517

ACEA SpA	2,019	41,791

Amplifon SpA	899	25,874

Anima Holding SpA(a)	12,413	64,122

Assicurazioni Generali SpA	5,524	114,062

Autogrill SpA	6,224	65,183

Banca Generali SpA	2,431	79,026

BPER Banca	14,553	73,233

Cerved Group SpA	7,604	74,216

Enav SpA(a)	15,083	90,071

Enel SpA	7,143	56,703

Eni SpA	4,124	64,096

Hera SpA	10,121	44,307

Infrastrutture Wireless Italiane SpA(a)	1,852	18,148

Italgas SpA	5,490	33,549

Mediaset SpA*(b)	3,591	10,722

Poste Italiane SpA(a)	6,507	73,917

Recordati SpA	1,421	59,927

Reply SpA	152	11,850

Societa Cattolica di Assicurazioni SC	11,363	92,729

Unipol Gruppo SpA	15,594	89,482

Total Italy		1,212,525

Netherlands – 2.0%

ASM International N.V.	404	45,417

Koninklijke Ahold Delhaize N.V.	3,382	84,638

Koninklijke KPN N.V.(b)	12,145	35,868

Rhi Magnesita N.V.	799	40,730

Signify N.V.(a)	1,939	60,638

Total Netherlands		267,291

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Multifactor Fund (EUMF)

December 31, 2019

Investments	Shares	Value

Portugal – 2.3%

Jeronimo Martins, SGPS, S.A.	6,539	$107,641

NOS, SGPS, S.A.	18,327	98,746

REN – Redes Energeticas Nacionais, SGPS, S.A.	32,240	98,435

Total Portugal		304,822

Spain – 6.8%

Acciona S.A.(b)	390	41,063

Aena SME S.A.(a)	471	90,143

Banco Bilbao Vizcaya Argentaria S.A.	18,257	102,119

Cia de Distribucion Integral Logista Holdings S.A.	4,351	98,168

Ebro Foods S.A.	3,696	80,030

Enagas S.A.	2,438	62,232

Endesa S.A.	2,900	77,442

Faes Farma S.A.	17,009	95,463

Iberdrola S.A.	7,172	73,904

Mediaset Espana Comunicacion S.A.	4,029	25,598

Naturgy Energy Group S.A.	2,538	63,815

Red Electrica Corp. S.A.	2,812	56,580

Telefonica S.A.	8,251	57,673

Total Spain		924,230

Sweden – 5.4%

Axfood AB	3,467	77,184

Bravida Holding AB(a)	6,236	60,588

Castellum AB	1,823	42,843

Essity AB Class B	2,157	69,542

Fastighets AB Balder Class B*	601	27,812

Hemfosa Fastigheter AB	1,613	20,901

ICA Gruppen AB	1,426	66,600

Kungsleden AB	3,633	38,189

Mycronic AB	674	13,327

Skanska AB Class B	3,333	75,376

Sweco AB Class B	1,521	58,688

Swedish Match AB	1,287	66,378

Tele2 AB Class B	2,432	35,294

Telia Co. AB	10,790	46,394

Wihlborgs Fastigheter AB	1,955	36,026

Total Sweden		735,142

Switzerland – 11.9%

Allreal Holding AG Registered Shares*	203	40,334

Baloise Holding AG Registered Shares	577	104,275

Banque Cantonale Vaudoise Registered Shares	149	121,557

Barry Callebaut AG Registered Shares	35	77,276

BKW AG	511	37,678

Cembra Money Bank AG	916	100,269

Chocoladefabriken Lindt & Spruengli AG	12	93,127

Conzzeta AG	45	53,720

Emmi AG Registered Shares	81	70,473

Flughafen Zurich AG Registered Shares	499	91,055

Galenica AG*(a)	1,539	95,120

Helvetia Holding AG Registered Shares	756	106,801

Landis+Gyr Group AG*	797	82,881

Nestle S.A. Registered Shares	856	92,623

Novartis AG Registered Shares	981	93,101

Roche Holding AG Genusschein	331	107,331

Siegfried Holding AG*	96	46,496

Sonova Holding AG Registered Shares	322	73,654

Sunrise Communications Group AG*(a)	748	58,745

Swisscom AG Registered Shares	132	69,875

Total Switzerland		1,616,391

United Kingdom – 28.2%

Admiral Group PLC	3,468	106,081

Associated British Foods PLC	2,362	81,293

Avast PLC(a)	11,202	67,195

Aviva PLC	17,413	96,585

BAE Systems PLC	10,908	81,616

Barratt Developments PLC	7,829	77,433

Berkeley Group Holdings PLC	1,226	78,917

boohoo Group PLC*	9,895	39,050

Bovis Homes Group PLC	3,366	60,555

Centrica PLC	15,596	18,450

Coca-Cola European Partners PLC	1,600	81,408

Compass Group PLC	2,929	73,336

Computacenter PLC	1,875	44,040

ConvaTec Group PLC(a)	14,832	38,993

Daily Mail & General Trust PLC Class A Non-Voting Shares	1,520	16,693

Dart Group PLC	2,430	54,532

Derwent London PLC	773	41,064

Diageo PLC	1,647	69,831

Dialog Semiconductor PLC*	1,554	78,688

Direct Line Insurance Group PLC	25,781	106,729

Domino’s Pizza Group PLC	11,500	48,781

Drax Group PLC	4,976	20,699

Dunelm Group PLC	3,305	50,613

Firstgroup PLC*	30,294	50,326

GlaxoSmithKline PLC	4,021	94,764

Go-Ahead Group PLC (The)	1,885	55,137

Hikma Pharmaceuticals PLC	2,099	55,363

Hill & Smith Holdings PLC	4,068	79,381

HomeServe PLC	4,766	79,806

J D Wetherspoon PLC	3,389	74,662

John Laing Group PLC(a)	15,452	77,786

Mitchells & Butlers PLC*	10,484	63,818

National Express Group PLC	15,633	97,253

Next PLC	809	75,214

Pearson PLC	2,161	18,236

Pennon Group PLC	4,002	54,342

Persimmon PLC	2,206	78,759

Petrofac Ltd.	4,576	23,212

Pets at Home Group PLC	12,920	47,856

QinetiQ Group PLC	16,772	79,499

Redrow PLC	7,439	73,418

RELX PLC	3,148	79,465

Rio Tinto PLC	952	56,790

Royal Dutch Shell PLC Class A	2,532	74,968

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Multifactor Fund (EUMF)

December 31, 2019

Investments	Shares	Value

Safestore Holdings PLC	2,434	$25,989

Savills PLC	2,662	40,026

Segro PLC	3,174	37,725

Serco Group PLC*	29,783	63,878

Smith & Nephew PLC	3,189	77,416

Softcat PLC	2,762	42,151

Spirent Communications PLC	3,513	11,704

SSE PLC	2,259	43,049

SSP Group PLC	7,314	62,980

St. Modwen Properties PLC	1,667	10,976

Tate & Lyle PLC	8,472	85,319

Tesco PLC	24,497	82,819

TP ICAP PLC	16,198	87,700

Tullow Oil PLC	30,098	25,518

Ultra Electronics Holdings PLC	1,884	52,762

Unilever N.V.	1,274	73,262

Unilever PLC	1,281	73,828

Unite Group PLC (The)	2,284	38,124

Vodafone Group PLC	10,761	20,922

William Hill PLC	20,859	52,074

Total United Kingdom		3,830,859

United States – 0.5%

Ferguson PLC	794	72,052
TOTAL COMMON STOCKS (Cost: $12,531,767)		13,533,499

RIGHTS – 0.0%

Spain – 0.0%

Faes Farma S.A., expiring 1/3/20*
(Cost: $2,745)	17,361	2,784

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $45,757)(d)	45,757	45,757

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $12,580,269)		13,582,040

Other Assets less Liabilities – (0.1)%		(10,504)

NET ASSETS – 100.0%		$13,571,536
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $81,214 and the total market value of the collateral held by the Fund was $85,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $40,023.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/2/2020	2,170	USD	1,936	EUR	$—	$(3)
Bank of America N.A.	1/15/2020	587,871	USD	5,495,111	SEK	493	—
Bank of Montreal	1/2/2020	3,122	USD	2,380	GBP	—	(31)
Citibank N.A.	1/15/2020	4,126	CHF	4,209	USD	54	—
Citibank N.A.	1/15/2020	13,375	DKK	1,988	USD	23	—
Citibank N.A.	1/15/2020	19,820	EUR	22,014	USD	251	—
Citibank N.A.	1/15/2020	6,619	GBP	8,564	USD	208	—
Citibank N.A.	1/15/2020	25,947	SEK	2,755	USD	19	—
Citibank N.A.	1/15/2020	1,827,336	USD	1,365,626	GBP	17,581	—
Goldman Sachs	1/15/2020	424,213	USD	2,832,432	DKK	—	(1,618)
HSBC Holdings PLC	1/15/2020	4,696,971	USD	4,196,834	EUR	—	(17,506)
Morgan Stanley & Co. International	1/15/2020	898,029	USD	881,248	CHF	—	(12,602)
						$18,629	$(31,760)

CURRENCY LEGEND
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
SEK	Swedish krona
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

China – 99.5%

Aerospace & Defense – 0.6%

AECC Aero-Engine Control Co., Ltd. Class A	2,600	$4,879

AECC Aviation Power Co., Ltd. Class A	5,800	18,052

AVIC Aircraft Co., Ltd. Class A	7,800	18,342

AVIC Electromechanical Systems Co., Ltd. Class A	7,800	7,771

AVIC Shenyang Aircraft Co., Ltd. Class A*	2,000	9,073

AviChina Industry & Technology Co., Ltd. Class H	14,926	6,724

AVICOPTER PLC Class A	2,500	17,123

China Aerospace Times Electronics Co., Ltd. Class A*	10,400	8,928

China Avionics Systems Co., Ltd. Class A	2,600	5,315

China Spacesat Co., Ltd. Class A	3,900	11,965

Total Aerospace & Defense		108,172

Air Freight & Logistics – 0.5%

CMST Development Co., Ltd. Class A	5,200	3,889

SF Holding Co., Ltd. Class A	3,500	18,687

Sinotrans Ltd. Class A	7,100	4,342

STO Express Co., Ltd. Class A	1,700	4,759

YTO Express Group Co., Ltd. Class A	1,900	3,450

Yunda Holding Co., Ltd. Class A	2,600	12,430

ZTO Express Cayman, Inc. ADR	2,278	53,191

Total Air Freight & Logistics		100,748

Airlines – 0.6%

Air China Ltd. Class A	12,300	17,111

Air China Ltd. Class H	9,096	9,234

China Eastern Airlines Corp., Ltd. Class A*	29,900	24,939

China Eastern Airlines Corp., Ltd. Class H*	3,678	2,039

China Southern Airlines Co., Ltd. Class A	18,600	19,172

China Southern Airlines Co., Ltd. Class H	21,096	14,187

Hainan Airlines Holding Co., Ltd. Class A*	70,600	17,534

Juneyao Airlines Co., Ltd. Class A*	2,900	6,245

Spring Airlines Co., Ltd. Class A	1,500	9,452

Total Airlines		119,913

Auto Components – 0.2%

Huayu Automotive Systems Co., Ltd. Class A	8,200	30,595

Automobiles – 1.1%

BYD Co., Ltd. Class A	5,100	34,902

BYD Co., Ltd. Class H(a)	3,186	15,886

Geely Automobile Holdings Ltd.	28,162	55,082

Great Wall Motor Co., Ltd. Class A	5,400	6,861

Great Wall Motor Co., Ltd. Class H(a)	25,692	18,993

Guangzhou Automobile Group Co., Ltd. Class A	1,625	2,727

Guangzhou Automobile Group Co., Ltd. Class H	15,265	19,003

SAIC Motor Corp., Ltd. Class A	18,200	62,315

Total Automobiles		215,769

Banks – 14.7%

Agricultural Bank of China Ltd. Class A	192,000	101,710

Agricultural Bank of China Ltd. Class H	160,334	70,580

Bank of China Ltd. Class A	132,900	70,402

Bank of China Ltd. Class H	441,292	188,596

Bank of Communications Co., Ltd. Class A	116,700	94,322

Bank of Communications Co., Ltd. Class H	117,080	83,244

China CITIC Bank Corp., Ltd. Class A	18,200	16,121

China CITIC Bank Corp., Ltd. Class H	67,451	40,427

China Construction Bank Corp. Class A	38,300	39,753

China Construction Bank Corp. Class H	538,683	465,276

China Merchants Bank Co., Ltd. Class A	73,300	395,454

China Merchants Bank Co., Ltd. Class H	21,033	108,110

China Minsheng Banking Corp., Ltd. Class A	172,540	156,298

China Minsheng Banking Corp., Ltd. Class H	40,040	30,267

Industrial & Commercial Bank of China Ltd. Class A	128,300	108,303

Industrial & Commercial Bank of China Ltd. Class H	432,843	333,307

Industrial Bank Co., Ltd. Class A	83,900	238,486

Ping An Bank Co., Ltd. Class A	54,000	127,525

Shanghai Pudong Development Bank Co., Ltd. Class A	88,800	157,695

Total Banks		2,825,876

Beverages – 4.4%

China Resources Beer Holdings Co., Ltd.	8,562	47,360

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,900	46,004

Kweichow Moutai Co., Ltd. Class A	2,700	458,547

Luzhou Laojiao Co., Ltd. Class A	4,500	55,997

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,500	19,316

Tsingtao Brewery Co., Ltd. Class A	2,500	18,304

Tsingtao Brewery Co., Ltd. Class H	1,734	11,650

Wuliangye Yibin Co., Ltd. Class A	9,800	187,131

Total Beverages		844,309

Biotechnology – 0.7%

3SBio, Inc.*(b)	8,157	10,573

BeiGene Ltd. ADR*(a)	206	34,146

Beijing Tiantan Biological Products Corp., Ltd. Class A	1,804	7,236

China Biologic Products Holdings, Inc.*(a)	169	19,668

Hualan Biological Engineering, Inc. Class A	5,700	28,763

Innovent Biologics, Inc.*(b)	3,500	11,926

Jinyu Bio-Technology Co., Ltd. Class A	5,530	14,862

Shanghai RAAS Blood Products Co., Ltd. Class A*	7,600	8,096

Total Biotechnology		135,270

Building Products – 0.1%

Beijing New Building Materials PLC Class A	5,200	18,999

Capital Markets – 1.0%

CITIC Securities Co., Ltd. Class A	43,100	156,543

CITIC Securities Co., Ltd. Class H	13,308	30,367

Total Capital Markets		186,910

Chemicals – 1.6%

China Hainan Rubber Industry Group Co., Ltd. Class A	5,900	4,167

ENN Ecological Holdings Co., Ltd. Class A	2,800	4,277

Hengli Petrochemical Co., Ltd. Class A	5,920	13,666

Hengyi Petrochemical Co., Ltd. Class A	6,620	13,229

Huapont Life Sciences Co., Ltd. Class A	6,700	4,752

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2019

Investments	Shares	Value

Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A*	17,100	$7,684

Kangde Xin Composite Material Group Co., Ltd. Class A*†	15,700	0

Kingfa Sci & Tech Co., Ltd. Class A	9,100	9,511

Lomon Billions Group Co., Ltd. Class A	2,900	6,407

Luxi Chemical Group Co., Ltd. Class A	6,500	9,807

Ningbo Shanshan Co., Ltd. Class A	3,900	7,564

North Huajin Chemical Industries Co., Ltd. Class A	5,200	4,546

Rongsheng Petro Chemical Co., Ltd. Class A	7,800	13,874

Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,900	19,683

Shanghai Putailai New Energy Technology Co., Ltd. Class A	800	9,779

Sichuan Hebang Biotechnology Co., Ltd. Class A*	18,500	3,931

Sinopec Shanghai Petrochemical Co., Ltd. Class A	11,700	6,500

Sinopec Shanghai Petrochemical Co., Ltd. Class H	26,000	7,842

Tangshan Sanyou Chemical Industries Co., Ltd. Class A	5,500	4,990

Tianqi Lithium Corp. Class A	5,070	21,967

Tongkun Group Co., Ltd. Class A	5,380	11,578

Transfar Zhilian Co., Ltd. Class A	2,600	2,605

Wanhua Chemical Group Co., Ltd. Class A	7,900	63,704

Xinjiang Zhongtai Chemical Co., Ltd. Class A	7,800	7,603

Xinyangfeng Agricultural Technology Co., Ltd. Class A	3,400	3,856

YanAn Bicon Pharmaceutical Listed Co.*	900	2,020

Zhejiang Juhua Co., Ltd. Class A	5,890	6,155

Zhejiang Longsheng Group Co., Ltd. Class A	14,300	29,706

Zhejiang Runtu Co., Ltd. Class A	2,750	4,422

Zibo Qixiang Tengda Chemical Co., Ltd. Class A	3,300	3,387

Total Chemicals		309,212

Commercial Services & Supplies – 0.3%

China Everbright International Ltd.	14,838	11,902

Country Garden Services Holdings Co., Ltd.	6,529	21,996

Jihua Group Corp., Ltd. Class A	9,100	4,259

Shanghai M&G Stationery, Inc. Class A	1,700	11,895

Tus Environmental Science And Technology Development Co., Ltd. Class A	4,980	6,563

Total Commercial Services & Supplies		56,615

Communications Equipment – 0.6%

Fiberhome Telecommunication Technologies Co., Ltd. Class A	3,300	13,004

Guangzhou Haige Communications Group, Inc. Co. Class A	8,200	12,749

Hengtong Optic-electric Co., Ltd. Class A	7,100	16,573

ZTE Corp. Class A*	12,400	63,000

ZTE Corp. Class H*	5,200	15,917

Total Communications Equipment		121,243

Construction & Engineering – 1.8%

Beijing Orient Landscape & Environment Co., Ltd. Class A	7,800	5,621

China CAMC Engineering Co., Ltd. Class A	2,000	2,791

China Communications Construction Co., Ltd. Class A	8,100	10,652

China Communications Construction Co., Ltd. Class H	23,939	19,509

China Gezhouba Group Co., Ltd. Class A	16,900	16,207

China National Chemical Engineering Co., Ltd. Class A	10,500	9,707

China Nuclear Engineering Corp., Ltd. Class A	2,900	2,969

China Railway Construction Corp., Ltd. Class A	24,700	35,956

China Railway Construction Corp., Ltd. Class H	13,000	14,232

China Railway Group Ltd. Class A	39,000	33,257

China Railway Group Ltd. Class H	26,000	16,050

China Railway Hi-tech Industry Co., Ltd. Class A	4,200	6,934

China State Construction Engineering Corp., Ltd. Class A	100,980	81,472

China State Construction International Holdings Ltd.	11,922	10,833

Jiangsu Zhongnan Construction Group Co., Ltd. Class A	10,400	15,751

Metallurgical Corp. of China Ltd. Class A	25,000	10,049

Power Construction Corp. of China Ltd. Class A	26,800	16,698

Shanghai Construction Group Co., Ltd. Class A	31,600	16,059

Shanghai Tunnel Engineering Co., Ltd. Class A	10,700	9,278

Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	8,200	10,383

Total Construction & Engineering		344,408

Construction Materials – 1.5%

Anhui Conch Cement Co., Ltd. Class A	12,600	99,126

Anhui Conch Cement Co., Ltd. Class H	6,460	47,092

BBMG Corp. Class A	19,500	10,442

BBMG Corp. Class H(a)	13,000	3,987

Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	6,419	24,245

China Jushi Co., Ltd. Class A	13,120	20,530

China National Building Material Co., Ltd. Class H	22,129	24,708

China Resources Cement Holdings Ltd.	12,344	15,716

China West Construction Group Co., Ltd. Class A	1,900	3,079

CSG Holding Co., Ltd. Class A	12,295	8,843

Huaxin Cement Co., Ltd. Class A	3,840	14,570

Jilin Yatai Group Co., Ltd. Class A*	9,400	4,305

Sichuan Shuangma Cement Co., Ltd. Class A*	1,600	3,788

Tangshan Jidong Cement Co., Ltd. Class A	2,900	7,082

Total Construction Materials		287,513

Containers & Packaging – 0.1%

ORG Technology Co., Ltd. Class A	6,800	4,305

Shenzhen Jinjia Group Co., Ltd. Class A	5,200	8,518

Total Containers & Packaging		12,823

Diversified Consumer Services – 1.0%

New Oriental Education & Technology Group, Inc. ADR*	679	82,329

TAL Education Group ADR*	2,155	103,871

Total Diversified Consumer Services		186,200

Electrical Equipment – 1.0%

China XD Electric Co., Ltd. Class A	10,500	5,487

Dongfang Electric Corp., Ltd. Class A	6,500	8,576

Fangda Carbon New Material Co., Ltd. Class A*	10,667	18,621

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2019

Investments	Shares	Value

Guoxuan High-Tech Co., Ltd. Class A	3,900	$8,146

Hongfa Technology Co., Ltd. Class A	3,680	18,200

Jiangsu Zhongtian Technology Co., Ltd. Class A	11,700	13,941

NARI Technology Co., Ltd. Class A	9,100	27,670

Shanghai Electric Group Co., Ltd. Class A	22,100	15,800

Shanghai Electric Group Co., Ltd. Class H	1,225	402

TBEA Co., Ltd. Class A	19,500	18,616

Xinjiang Goldwind Science & Technology Co., Ltd. Class A	10,800	18,528

Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,122	4,788

Zhejiang Chint Electrics Co., Ltd. Class A	4,500	17,313

Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,900	14,115

Total Electrical Equipment		190,203

Electronic Equipment, Instruments & Components – 3.5%

AAC Technologies Holdings, Inc.	3,186	27,805

AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,850	15,981

BOE Technology Group Co., Ltd. Class A	135,200	88,119

Foxconn Industrial Internet Co., Ltd. Class A	6,800	17,835

GoerTek, Inc. Class A	11,000	31,457

Hangzhou Hikvision Digital Technology Co., Ltd. Class A	22,500	105,754

Kingboard Holdings Ltd.	3,186	10,100

Lingyi iTech Guangdong Co. Class A*	6,000	9,346

Luxshare Precision Industry Co., Ltd. Class A	17,016	89,163

NAURA Technology Group Co., Ltd. Class A	900	11,370

OFILM Group Co., Ltd. Class A*	10,400	23,291

Shengyi Technology Co., Ltd. Class A	5,900	17,719

Shennan Circuits Co., Ltd. Class A	360	7,344

Sunny Optical Technology Group Co., Ltd.	3,900	67,521

Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	5,200	17,282

Tianma Microelectronics Co., Ltd. Class A	5,600	13,096

Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,000	14,597

Unisplendour Corp., Ltd. Class A	4,280	19,416

Westone Information Industry, Inc. Class A	2,800	10,367

Wingtech Technology Co., Ltd. Class A*	2,100	27,887

WUS Printed Circuit Kunshan Co., Ltd. Class A	6,400	20,406

Zhejiang Dahua Technology Co., Ltd. Class A	8,100	23,117

Total Electronic Equipment, Instruments & Components		668,973

Entertainment – 0.6%

NetEase, Inc. ADR	378	115,910

Food & Staples Retailing – 0.2%

Sun Art Retail Group Ltd.	12,467	15,120

Yonghui Superstores Co., Ltd. Class A	19,800	21,432

Total Food & Staples Retailing		36,552

Food Products – 2.6%

China Mengniu Dairy Co., Ltd.*	16,158	65,322

Dali Foods Group Co., Ltd.(b)	13,000	9,627

Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,200	64,823

Guangdong Haid Group Co., Ltd. Class A	3,900	20,156

Henan Shuanghui Investment & Development Co., Ltd. Class A	5,600	23,338

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	27,120	120,461

Muyuan Foodstuff Co., Ltd. Class A	4,340	55,321

New Hope Liuhe Co., Ltd. Class A	12,100	34,655

Tingyi Cayman Islands Holding Corp.	11,329	19,338

Want Want China Holdings Ltd.	40,479	37,820

WH Group Ltd.(b)	54,360	56,161

Total Food Products		507,022

Gas Utilities – 0.5%

Beijing Enterprises Holdings Ltd.	3,267	14,989

China Gas Holdings Ltd.	11,600	43,471

China Resources Gas Group Ltd.	5,412	29,728

Kunlun Energy Co., Ltd.	20,000	17,660

Total Gas Utilities		105,848

Health Care Equipment & Supplies – 0.1%

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,900	11,377

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	11,836	14,188

Total Health Care Equipment & Supplies		25,565

Health Care Providers & Services – 0.7%

China National Accord Medicines Corp., Ltd. Class A	700	4,558

China Reform Health Management and Services Group Co., Ltd. Class A*	2,900	7,128

Huadong Medicine Co., Ltd. Class A	4,600	16,100

Jointown Pharmaceutical Group Co., Ltd. Class A	3,900	7,922

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	11,616	24,831

Shanghai Pharmaceuticals Holding Co., Ltd. Class A	6,500	17,142

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	4,660	9,067

Sinopharm Group Co., Ltd. Class H	7,504	27,399

Topchoice Medical Corp. Class A*	1,100	16,191

Total Health Care Providers & Services		130,338

Health Care Technology – 0.0%

Ping An Healthcare and Technology Co., Ltd.*(b)	885	6,457

Hotels, Restaurants & Leisure – 1.1%

China International Travel Service Corp., Ltd. Class A	5,100	65,126

Haidilao International Holding Ltd.(a)(b)	4,334	17,410

Huazhu Group Ltd. ADR	718	28,770

Yum China Holdings, Inc.	2,109	101,253

Total Hotels, Restaurants & Leisure		212,559

Household Durables – 2.6%

Gree Electric Appliances, Inc. of Zhuhai Class A	24,300	228,777

Haier Smart Home Co., Ltd. Class A	21,400	59,908

Midea Group Co., Ltd. Class A	26,351	220,358

Total Household Durables		509,043

Independent Power & Renewable Electricity Producers – 1.8%

CGN Power Co., Ltd. Class H(b)	65,000	17,352

China National Nuclear Power Co., Ltd. Class A	26,300	18,878

China Resources Power Holdings Co., Ltd.	10,104	14,186

China Yangtze Power Co., Ltd. Class A	51,700	136,418

Datang International Power Generation Co., Ltd. Class A	12,100	4,256

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2019

Investments	Shares	Value

GD Power Development Co., Ltd. Class A	66,700	$22,407

Huadian Power International Corp., Ltd. Class A	17,100	9,009

Huaneng Power International, Inc. Class A	24,070	19,282

Huaneng Power International, Inc. Class H	26,000	13,147

Hubei Energy Group Co., Ltd. Class A	11,900	7,124

SDIC Power Holdings Co., Ltd. Class A	20,100	26,490

Shanghai Electric Power Co., Ltd. Class A	5,200	6,009

Shenergy Co., Ltd. Class A	14,300	11,927

Shenzhen Energy Group Co., Ltd. Class A	6,500	5,795

Sichuan Chuantou Energy Co., Ltd. Class A	13,400	18,949

Zhejiang Zheneng Electric Power Co., Ltd. Class A	18,500	10,517

Total Independent Power & Renewable Electricity Producers		341,746

Industrial Conglomerates – 0.2%

China Baoan Group Co., Ltd. Class A	14,000	12,441

CITIC Ltd.	13,308	17,797

Shanghai Industrial Holdings Ltd.	613	1,180

Total Industrial Conglomerates		31,418

Insurance – 6.7%

China Life Insurance Co., Ltd. Class A	8,800	44,052

China Life Insurance Co., Ltd. Class H	42,158	117,139

China Pacific Insurance Group Co., Ltd. Class A	15,166	82,387

China Pacific Insurance Group Co., Ltd. Class H	14,938	58,856

People’s Insurance Co. Group of China Ltd. (The) Class A	5,700	6,211

People’s Insurance Co. Group of China Ltd. (The) Class H	40,734	16,938

Ping An Insurance Group Co. of China Ltd. Class A	51,000	625,703

Ping An Insurance Group Co. of China Ltd. Class H	29,493	348,611

Total Insurance		1,299,897

Interactive Media & Services – 8.9%

Baidu, Inc. ADR*	1,548	195,667

Tencent Holdings Ltd.	31,376	1,512,465

Total Interactive Media & Services		1,708,132

Internet & Direct Marketing Retail – 12.5%

Alibaba Group Holding Ltd. ADR*	8,619	1,828,090

JD.com, Inc. ADR*	4,887	172,169

Meituan Dianping Class B*	19,580	256,064

Pinduoduo, Inc. ADR*	1,970	74,506

Trip.com Group Ltd. ADR*	2,252	75,532

Total Internet & Direct Marketing Retail		2,406,361

IT Services – 0.3%

China TransInfo Technology Co., Ltd. Class A	3,300	8,546

DHC Software Co., Ltd. Class A	11,900	17,630

GDS Holdings Ltd. ADR*(a)	339	17,486

TravelSky Technology Ltd. Class H	5,051	12,330

Total IT Services		55,992

Life Sciences Tools & Services – 0.4%

Genscript Biotech Corp.*	4,691	10,656

WuXi AppTec Co., Ltd. Class A	2,300	30,417

WuXi AppTec Co., Ltd. Class H(b)	800	9,923

Wuxi Biologics Cayman, Inc.*(b)	2,525	31,969

Total Life Sciences Tools & Services		82,965

Machinery – 2.6%

China Conch Venture Holdings Ltd.	8,500	37,090

China CSSC Holdings Ltd. Class A	3,900	12,183

China First Heavy Industries Class A*	15,900	6,642

China International Marine Containers Group Co., Ltd. Class A	6,700	9,445

China Shipbuilding Industry Co., Ltd. Class A	60,400	45,436

CITIC Heavy Industries Co., Ltd. Class A	9,700	5,180

CRRC Corp., Ltd. Class A	50,700	51,969

CRRC Corp., Ltd. Class H	26,000	18,953

Fujian Longking Co., Ltd. Class A	5,200	7,279

Haitian International Holdings Ltd.	1,225	2,968

Han’s Laser Technology Industry Group Co., Ltd. Class A	4,000	22,970

Inner Mongolia First Machinery Group Co., Ltd. Class A	3,900	5,952

Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,400	9,999

North Navigation Control Technology Co., Ltd. Class A*	4,200	5,017

Sany Heavy Industry Co., Ltd. Class A	30,300	74,166

Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,600	3,806

Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	10,880	5,670

Sinotruk Hong Kong Ltd.	3,186	6,796

Tian Di Science & Technology Co., Ltd. Class A	7,800	3,572

Weichai Power Co., Ltd. Class A	23,000	52,434

Weichai Power Co., Ltd. Class H	13,000	27,429

XCMG Construction Machinery Co., Ltd. Class A	25,100	19,710

Yangzijiang Shipbuilding Holdings Ltd.	14,300	11,911

Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	6,700	16,669

Zhengzhou Yutong Bus Co., Ltd. Class A	6,900	14,116

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	31,200	29,920

Total Machinery		507,282

Marine – 0.1%

COSCO Shipping Development Co., Ltd. Class A	14,100	5,243

COSCO Shipping Holdings Co., Ltd. Class A*	16,300	12,332

COSCO Shipping Holdings Co., Ltd. Class H*	13,000	5,272

Total Marine		22,847

Media – 0.3%

Focus Media Information Technology Co., Ltd. Class A	58,320	52,411

Metals & Mining – 2.9%

Aluminum Corp. of China Ltd. Class A*	37,100	18,854

Aluminum Corp. of China Ltd. Class H*	26,000	8,909

Angang Steel Co., Ltd. Class A	8,740	4,203

Angang Steel Co., Ltd. Class H(a)	3,184	1,324

Baoshan Iron & Steel Co., Ltd. Class A	47,160	38,862

Beijing Shougang Co., Ltd. Class A*	6,500	3,294

Chengtun Mining Group Co., Ltd. Class A	8,000	6,075

China Molybdenum Co., Ltd. Class A	39,500	24,724

China Molybdenum Co., Ltd. Class H(a)	33,484	14,353

China Northern Rare Earth Group High-Tech Co., Ltd. Class A	14,300	22,254

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2019

Investments	Shares	Value

Chongqing Iron & Steel Co., Ltd. Class A*	38,600	$10,252

Ganfeng Lithium Co., Ltd. Class A	5,000	25,001

Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	16,200	4,791

GEM Co., Ltd. Class A	20,100	14,053

Guangdong HEC Technology Holding Co., Ltd. Class A	7,800	11,466

Hesteel Co., Ltd. Class A	29,000	10,741

Hunan Valin Steel Co., Ltd. Class A*	7,480	5,133

Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	124,200	23,536

Jiangxi Copper Co., Ltd. Class A	5,600	13,611

Jiangxi Copper Co., Ltd. Class H	13,000	17,885

Jinduicheng Molybdenum Co., Ltd. Class A	5,200	5,980

Maanshan Iron & Steel Co., Ltd. Class A	14,500	6,391

MMG Ltd.*	4,904	1,473

Nanjing Iron & Steel Co., Ltd. Class A	12,300	6,092

Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	35,500	14,882

SGIS Songshan Co., Ltd. Class A*	5,500	3,743

Shandong Gold Mining Co., Ltd. Class A	5,500	25,756

Shandong Iron and Steel Co., Ltd. Class A*	26,100	5,358

Shandong Nanshan Aluminum Co., Ltd. Class A	31,500	10,129

Shanxi Taigang Stainless Steel Co., Ltd. Class A	10,000	5,872

Shenghe Resources Holding Co., Ltd. Class A	4,220	5,495

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	14,350	8,858

Tongling Nonferrous Metals Group Co., Ltd. Class A	36,800	12,309

Western Mining Co., Ltd. Class A*	10,800	10,264

Xiamen Tungsten Co., Ltd. Class A	4,060	7,600

Xinxing Ductile Iron Pipes Co., Ltd. Class A	13,000	7,782

Xinyu Iron & Steel Co., Ltd. Class A	6,900	5,082

Yintai Gold Co., Ltd. Class A	3,820	7,464

Yunnan Aluminium Co., Ltd. Class A*	5,500	4,058

Yunnan Chihong Zinc & Germanium Co., Ltd. Class A	13,700	8,615

Yunnan Copper Co., Ltd. Class A*	4,500	8,825

Yunnan Tin Co., Ltd. Class A*	4,200	6,295

Zhejiang Huayou Cobalt Co., Ltd. Class A	2,612	14,770

Zhongjin Gold Corp., Ltd. Class A	10,800	13,148

Zijin Mining Group Co., Ltd. Class A	75,400	49,684

Zijin Mining Group Co., Ltd. Class H	32,775	16,321

Total Metals & Mining		551,567

Oil, Gas & Consumable Fuels – 2.5%

China Coal Energy Co., Ltd. Class A	9,500	6,846

China Coal Energy Co., Ltd. Class H	13,000	5,155

China Petroleum & Chemical Corp. Class A	61,000	44,749

China Petroleum & Chemical Corp. Class H	140,618	84,640

China Shenhua Energy Co., Ltd. Class A	13,000	34,060

China Shenhua Energy Co., Ltd. Class H	18,702	39,076

CNOOC Ltd.	93,139	154,917

PetroChina Co., Ltd. Class A	77,000	64,446

PetroChina Co., Ltd. Class H	116,618	58,520

Total Oil, Gas & Consumable Fuels		492,409

Paper & Forest Products – 0.2%

Lee & Man Paper Manufacturing Ltd.	13,000	9,844

Nine Dragons Paper Holdings Ltd.	13,000	13,514

Shandong Chenming Paper Holdings Ltd. Class A	7,800	5,700

Shandong Sun Paper Industry JSC Ltd. Class A	6,500	9,182

Shanying International Holding Co., Ltd. Class A*	14,300	7,739

Total Paper & Forest Products		45,979

Personal Products – 0.2%

Hengan International Group Co., Ltd.	4,587	32,673

Pharmaceuticals – 3.7%

Asymchem Laboratories Tianjin Co., Ltd. Class A	600	11,155

Beijing Tongrentang Co., Ltd. Class A	4,500	18,205

Changchun High & New Technology Industry Group, Inc. Class A	700	44,920

China Medical System Holdings Ltd.	8,000	11,520

China Resources Pharmaceutical Group Ltd.(b)	13,000	12,063

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,600	7,277

CSPC Pharmaceutical Group Ltd.	26,000	61,998

Dong-E-E-Jiao Co., Ltd. Class A	3,800	19,295

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,800	14,314

Hansoh Pharmaceutical Group Co., Ltd.*(b)	4,000	13,296

Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	1,300	4,513

Humanwell Healthcare Group Co., Ltd. Class A*	5,500	10,667

Jiangsu Hengrui Medicine Co., Ltd. Class A	15,084	189,522

Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	5,600	13,289

Livzon Pharmaceutical Group, Inc. Class A	2,581	12,487

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	3,300	9,769

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	6,500	24,822

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	1,225	3,694

Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	2,000	5,602

Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	2,600	7,443

Sichuan Kelun Pharmaceutical Co., Ltd. Class A	3,900	13,152

Sino Biopharmaceutical Ltd.	37,624	52,632

Tasly Pharmaceutical Group Co., Ltd. Class A	5,780	12,795

Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,380	15,218

Yifan Pharmaceutical Co., Ltd. Class A	3,900	9,098

Yunnan Baiyao Group Co., Ltd. Class A	2,600	33,380

Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	29,969

Zhejiang Conba Pharmaceutical Co., Ltd. Class A	11,700	10,330

Zhejiang Huahai Pharmaceutical Co., Ltd. Class A*	5,840	14,471

Zhejiang NHU Co., Ltd. Class A	6,420	21,438

Total Pharmaceuticals		708,334

Professional Services – 0.1%

51job, Inc. ADR*(a)	143	12,141

Real Estate Management & Development – 5.3%

Agile Group Holdings Ltd.	8,878	13,354

Beijing Capital Development Co., Ltd. Class A	4,300	4,920

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2019

Investments	Shares	Value

China Evergrande Group*(a)	17,544	$48,634

China Fortune Land Development Co., Ltd. Class A	8,900	36,670

China Jinmao Holdings Group Ltd.	25,071	19,531

China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	16,100	45,926

China Overseas Land & Investment Ltd.	21,043	81,965

China Resources Land Ltd.	14,929	74,340

China Vanke Co., Ltd. Class A	30,300	139,979

China Vanke Co., Ltd. Class H	8,046	34,335

CIFI Holdings Group Co., Ltd.	13,970	11,815

Country Garden Holdings Co., Ltd.	40,838	65,410

Financial Street Holdings Co., Ltd. Class A	13,400	15,621

Gemdale Corp. Class A	20,100	41,841

Greenland Holdings Corp., Ltd. Class A	20,100	20,055

Jinke Properties Group Co., Ltd. Class A	14,600	16,097

Logan Property Holdings Co., Ltd.	7,651	12,844

Longfor Group Holdings Ltd.(b)	8,542	40,014

Oceanwide Holdings Co., Ltd. Class A	3,300	2,156

Poly Developments and Holdings Group Co., Ltd. Class A	41,400	96,164

RiseSun Real Estate Development Co., Ltd. Class A	10,400	14,676

Seazen Group Ltd.*(a)	8,666	10,544

Seazen Holdings Co., Ltd. Class A	4,100	22,790

Shanghai Lingang Holdings Corp., Ltd. Class A	1,500	5,287

Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	3,460	6,711

Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,720	1,663

Shimao Property Holdings Ltd.	6,500	25,193

Sunac China Holdings Ltd.	13,000	77,665

Xinhu Zhongbao Co., Ltd. Class A	26,400	14,326

Youngor Group Co., Ltd. Class A	21,800	21,813

Zhejiang China Commodities City Group Co., Ltd. Class A	15,600	8,667

Total Real Estate Management & Development		1,031,006

Road & Rail – 0.3%

China High Speed Railway Technology Co., Ltd. Class A	10,400	5,420

Daqin Railway Co., Ltd. Class A	36,300	42,784

Guangshen Railway Co., Ltd. Class A	19,500	8,566

Total Road & Rail		56,770

Semiconductors & Semiconductor Equipment – 1.2%

GCL System Integration Technology Co., Ltd. Class A*	10,500	8,909

Gigadevice Semiconductor Beijing, Inc. Class A	600	17,648

Hangzhou Silan Microelectronics Co., Ltd. Class A	3,900	8,661

JCET Group Co., Ltd. Class A*	5,000	15,777

LONGi Green Energy Technology Co., Ltd. Class A	13,780	49,120

Sanan Optoelectronics Co., Ltd. Class A	13,600	35,847

Semiconductor Manufacturing International Corp.*(a)	17,540	26,878

Shenzhen Goodix Technology Co., Ltd. Class A	800	23,693

Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	9,100	15,429

Will Semiconductor Ltd. Class A	700	14,411

Xinyi Solar Holdings Ltd.	15,600	11,072

Total Semiconductors & Semiconductor Equipment		227,445

Software – 1.1%

360 Security Technology, Inc. Class A	2,200	7,425

Aisino Corp. Class A	6,500	21,621

Beijing Shiji Information Technology Co., Ltd. Class A	1,600	8,958

China National Software & Service Co., Ltd. Class A	1,500	15,438

Glodon Co., Ltd. Class A	3,200	15,610

Hundsun Technologies, Inc. Class A	3,300	36,825

Iflytek Co., Ltd. Class A	8,500	42,075

Kingdee International Software Group Co., Ltd.	9,340	9,338

Kingsoft Corp., Ltd.*(a)	5,200	13,481

Shanghai 2345 Network Holding Group Co., Ltd. Class A	17,300	8,022

Venustech Group, Inc. Class A	2,700	13,101

Yonyou Network Technology Co., Ltd. Class A	7,640	31,149

Total Software		223,043

Specialty Retail – 0.1%

Suning.com Co., Ltd. Class A	19,400	28,157

Technology Hardware, Storage & Peripherals – 1.1%

China Greatwall Technology Group Co., Ltd. Class A	9,800	21,891

Dawning Information Industry Co., Ltd. Class A	3,660	18,170

Inspur Electronic Information Industry Co., Ltd. Class A	4,200	18,149

Lenovo Group Ltd.	30,904	20,743

Ninestar Corp. Class A	2,200	10,397

Tsinghua Tongfang Co., Ltd. Class A*	13,000	16,367

Xiaomi Corp. Class B*(a)(b)	76,266	105,515

Total Technology Hardware, Storage & Peripherals		211,232

Textiles, Apparel & Luxury Goods – 0.6%

ANTA Sports Products Ltd.	5,624	50,345

Shenzhou International Group Holdings Ltd.	3,954	57,799

Total Textiles, Apparel & Luxury Goods		108,144

Trading Companies & Distributors – 0.2%

China Meheco Co., Ltd. Class A	3,700	6,932

Orient Group, Inc. Class A*	13,700	6,608

Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,400	3,491

Sinochem International Corp. Class A	7,090	5,395

Xiamen C & D, Inc. Class A	9,500	12,261

Total Trading Companies & Distributors		34,687

Transportation Infrastructure – 0.9%

China Merchants Port Holdings Co., Ltd.	8,030	13,583

COSCO Shipping Ports Ltd.	4,904	4,015

Dalian Port PDA Co., Ltd. Class A	14,300	4,167

Guangzhou Baiyun International Airport Co., Ltd. Class A	7,100	17,786

Jiangsu Expressway Co., Ltd. Class H	7,651	10,487

Ningbo Zhoushan Port Co., Ltd. Class A	20,800	11,347

Shanghai International Airport Co., Ltd. Class A	5,000	56,527

Shanghai International Port Group Co., Ltd. Class A	32,800	27,170

Shenzhen Airport Co., Ltd. Class A	5,200	7,294

Shenzhen International Holdings Ltd.	6,500	14,282

TangShan Port Group Co., Ltd. Class A	15,030	5,610

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2019

Investments	Shares	Value

Tianjin Port Co., Ltd. Class A	4,700	$4,237

Total Transportation Infrastructure		176,505

Water Utilities – 0.3%

Beijing Enterprises Water Group Ltd.*	30,553	15,449

Guangdong Investment Ltd.	18,349	38,385

Total Water Utilities		53,834

Wireless Telecommunication Services – 1.3%

China Mobile Ltd.	30,565	256,938
TOTAL COMMON STOCKS (Cost: $19,084,202)		19,172,960

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $79,130)(d)	79,130	79,130

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $19,163,332)		19,252,090

Other Assets less Liabilities – 0.1%		10,531

NET ASSETS – 100.0%		$19,262,621
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $338,631 and the total market value of the collateral held by the Fund was $355,028. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $275,898.

ADR – American Depositary Receipt

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Multifactor Fund (JAMF)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 100.0%

Japan – 100.0%

Air Freight & Logistics – 0.8%

Maruwa Unyu Kikan Co., Ltd.(a)	200	$4,413

SG Holdings Co., Ltd.	300	6,791

Total Air Freight & Logistics		11,204

Airlines – 1.4%

ANA Holdings, Inc.	355	11,897

Japan Airlines Co., Ltd.	200	6,252

Total Airlines		18,149

Banks – 3.9%

Seven Bank Ltd.	4,700	15,483

Shinsei Bank Ltd.	900	13,872

Sumitomo Mitsui Trust Holdings, Inc.	400	15,963

Suruga Bank Ltd.*	1,600	7,332

Total Banks		52,650

Beverages – 0.7%

Asahi Group Holdings Ltd.	100	4,585

Suntory Beverage & Food Ltd.	100	4,182

Total Beverages		8,767

Building Products – 0.5%

Bunka Shutter Co., Ltd.	700	6,209

Capital Markets – 0.6%

M&A Capital Partners Co., Ltd.*	200	8,153

Chemicals – 2.5%

Sanyo Chemical Industries Ltd.	200	9,975

Teijin Ltd.	800	15,054

Tokai Carbon Co., Ltd.	830	8,363

Total Chemicals		33,392

Commercial Services & Supplies – 2.4%

Aeon Delight Co., Ltd.	200	7,223

Dai Nippon Printing Co., Ltd.	300	8,171

Relia, Inc.	400	5,109

Sato Holdings Corp.	200	6,312

Sohgo Security Services Co., Ltd.	100	5,448

Total Commercial Services & Supplies		32,263

Construction & Engineering – 4.4%

COMSYS Holdings Corp.	300	8,654

Hazama Ando Corp.	700	6,132

Kyowa Exeo Corp.	300	7,638

Mirait Holdings Corp.(a)	500	7,596

Obayashi Corp.	700	7,839

Sanki Engineering Co., Ltd.	600	8,519

Shimizu Corp.	700	7,189

Tokyu Construction Co., Ltd.	800	5,749

Total Construction & Engineering		59,316

Consumer Finance – 1.6%

Credit Saison Co., Ltd.	800	13,994

Jaccs Co., Ltd.	300	7,729

Total Consumer Finance		21,723

Containers & Packaging – 0.9%

FP Corp.	200	11,944

Distributors – 0.3%

Arata Corp.	100	4,168

Diversified Consumer Services – 0.4%

Benesse Holdings, Inc.	200	5,289

Diversified Financial Services – 1.0%

Fuyo General Lease Co., Ltd.	200	13,563

Diversified Telecommunication Services – 0.8%

Nippon Telegraph & Telephone Corp.	400	10,148

Electric Utilities – 1.2%

Chubu Electric Power Co., Inc.	300	4,255

Chugoku Electric Power Co., Inc. (The)(a)	500	6,579

Shikoku Electric Power Co., Inc.	500	4,960

Total Electric Utilities		15,794

Electrical Equipment – 0.9%

Nissin Electric Co., Ltd.	400	4,991

Nitto Kogyo Corp.	290	6,783

Total Electrical Equipment		11,774

Electronic Equipment, Instruments & Components – 3.2%

Amano Corp.	200	6,138

Canon Marketing Japan, Inc.(a)	200	4,674

Daiwabo Holdings Co., Ltd.	60	3,716

Hitachi High-Technologies Corp.	90	6,410

Hosiden Corp.	300	3,826

Nippon Signal Co., Ltd.	400	5,377

Nohmi Bosai Ltd.	200	4,524

Oki Electric Industry Co., Ltd.	400	5,591

Yokowo Co., Ltd.	100	2,986

Total Electronic Equipment, Instruments & Components		43,242

Entertainment – 4.4%

Capcom Co., Ltd.	300	8,365

Daiichikosho Co., Ltd.	200	10,545

GungHo Online Entertainment, Inc.(a)	219	4,667

Nexon Co., Ltd.*	300	4,003

Toei Animation Co., Ltd.	180	9,275

Toei Co., Ltd.	90	13,449

Toho Co., Ltd.	200	8,365

Total Entertainment		58,669

Food & Staples Retailing – 2.8%

Cocokara fine, Inc.	100	5,834

Matsumotokiyoshi Holdings Co., Ltd.	100	3,897

Seven & I Holdings Co., Ltd.	200	7,367

Sugi Holdings Co., Ltd.	100	5,300

Sundrug Co., Ltd.	100	3,639

Tsuruha Holdings, Inc.	10	1,290

Yaoko Co., Ltd.	104	5,340

Yokohama Reito Co., Ltd.	500	4,601

Total Food & Staples Retailing		37,268

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JAMF)

December 31, 2019

Investments	Shares	Value

Food Products – 3.8%

Calbee, Inc.	200	$6,542

Kewpie Corp.	262	5,914

Kotobuki Spirits Co., Ltd.	60	4,444

Megmilk Snow Brand Co., Ltd.	200	4,586

MEIJI Holdings Co., Ltd.	100	6,791

Morinaga & Co., Ltd.	100	4,822

Morinaga Milk Industry Co., Ltd.	100	4,095

Nisshin Oillio Group Ltd. (The)	200	6,966

Prima Meat Packers Ltd.	300	7,003

Total Food Products		51,163

Gas Utilities – 0.5%

Tokyo Gas Co., Ltd.	300	7,320

Health Care Equipment & Supplies – 1.4%

Hoya Corp.	100	9,616

Menicon Co., Ltd.	100	4,214

Olympus Corp.	300	4,663

Total Health Care Equipment & Supplies		18,493

Health Care Providers & Services – 2.7%

As One Corp.	100	9,395

BML, Inc.	200	5,788

NichiiGakkan Co., Ltd.	300	4,563

Ship Healthcare Holdings, Inc.	200	9,294

Toho Holdings Co., Ltd.	300	6,700

Total Health Care Providers & Services		35,740

Hotels, Restaurants & Leisure – 6.4%

Create Restaurants Holdings, Inc.	400	6,898

Doutor Nichires Holdings Co., Ltd.	400	7,972

Fuji Kyuko Co., Ltd.	100	3,888

Koshidaka Holdings Co., Ltd.	300	4,555

McDonald’s Holdings Co., Japan Ltd.	200	9,643

Ohsho Food Service Corp.	100	5,972

Resorttrust, Inc.	400	6,828

Round One Corp.	369	3,592

Saizeriya Co., Ltd.	300	7,351

Skylark Holdings Co., Ltd.	400	7,858

Sushiro Global Holdings Ltd.	90	7,760

Tokyo Dome Corp.	700	6,995

Zensho Holdings Co., Ltd.	300	6,816

Total Hotels, Restaurants & Leisure		86,128

Household Durables – 3.6%

Casio Computer Co., Ltd.	300	6,048

JVCKenwood Corp.	1,400	3,530

Pressance Corp.	300	3,694

Sekisui House Ltd.	300	6,442

Sony Corp.	90	6,129

Starts Corp., Inc.	300	7,688

Sumitomo Forestry Co., Ltd.	500	7,430

Token Corp.	100	6,782

Total Household Durables		47,743

Household Products – 0.4%

Lion Corp.	300	5,866

Industrial Conglomerates – 0.5%

TOKAI Holdings Corp.	700	7,079

Insurance – 2.7%

MS&AD Insurance Group Holdings, Inc.	600	19,936

Sony Financial Holdings, Inc.	700	16,928

Total Insurance		36,864

Interactive Media & Services – 0.6%

Dip Corp.	290	8,633

IT Services – 5.2%

DTS Corp.	300	7,028

Fujitsu Ltd.	100	9,450

Infocom Corp.	100	2,471

Information Services International-Dentsu Ltd.	100	3,984

NEC Corp.	100	4,159

NEC Networks & System Integration Corp.	200	7,122

Nihon Unisys Ltd.	100	3,152

Nomura Research Institute Ltd.	360	7,745

NS Solutions Corp.	100	3,313

NSD Co., Ltd.	400	6,618

Otsuka Corp.	100	4,026

SCSK Corp.	100	5,217

TIS, Inc.	100	5,917

Total IT Services		70,202

Leisure Products – 0.4%

Mizuno Corp.	200	5,085

Machinery – 1.1%

Glory Ltd.	200	6,092

METAWATER Co., Ltd.	200	8,042

Total Machinery		14,134

Media – 0.6%

SKY Perfect JSAT Holdings, Inc.	1,700	7,587

Metals & Mining – 2.3%

Asahi Holdings, Inc.	600	14,940

Tokyo Steel Manufacturing Co., Ltd.	2,100	15,266

Total Metals & Mining		30,206

Multiline Retail – 0.5%

Pan Pacific International Holdings Corp.(a)	400	6,666

Oil, Gas & Consumable Fuels – 0.8%

Iwatani Corp.	320	10,939

Personal Products – 1.0%

Kao Corp.	100	8,305

Noevir Holdings Co., Ltd.	100	5,383

Total Personal Products		13,688

Pharmaceuticals – 5.8%

Astellas Pharma, Inc.	400	6,883

Chugai Pharmaceutical Co., Ltd.	100	9,275

JCR Pharmaceuticals Co., Ltd.	50	4,076

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JAMF)

December 31, 2019

Investments	Shares	Value

Kaken Pharmaceutical Co., Ltd.	100	$5,558

Kyowa Kirin Co., Ltd.	300	7,103

Nippon Shinyaku Co., Ltd.	90	7,843

Ono Pharmaceutical Co., Ltd.	300	6,907

Otsuka Holdings Co., Ltd.	100	4,493

Santen Pharmaceutical Co., Ltd.	300	5,758

Sawai Pharmaceutical Co., Ltd.	100	6,368

Shionogi & Co., Ltd.	100	6,227

Towa Pharmaceutical Co., Ltd.	300	7,856

Total Pharmaceuticals		78,347

Professional Services – 0.8%

BayCurrent Consulting, Inc.	100	5,135

Meitec Corp.	100	5,659

Total Professional Services		10,794

Real Estate Management & Development – 2.5%

Aeon Mall Co., Ltd.	300	5,350

Keihanshin Building Co., Ltd.	300	3,956

Kenedix, Inc.	800	4,189

Nomura Real Estate Holdings, Inc.	200	4,822

SAMTY Co., Ltd.	200	4,133

Sumitomo Realty & Development Co., Ltd.	200	7,015

Unizo Holdings Co., Ltd.	100	4,711

Total Real Estate Management & Development		34,176

Road & Rail – 6.2%

East Japan Railway Co.	100	9,071

Hamakyorex Co., Ltd.	100	3,299

Hitachi Transport System Ltd.	300	8,489

Kyushu Railway Co.	200	6,717

Nikkon Holdings Co., Ltd.	300	7,580

Sakai Moving Service Co., Ltd.	100	6,414

Sankyu, Inc.	145	7,338

Seibu Holdings, Inc.	500	8,258

Seino Holdings Co., Ltd.	600	8,155

Senko Group Holdings Co., Ltd.	1,100	9,444

West Japan Railway Co.	90	7,819

Total Road & Rail		82,584

Semiconductors & Semiconductor Equipment – 0.7%

Advantest Corp.	100	5,668

NuFlare Technology, Inc.	30	3,296

Total Semiconductors & Semiconductor Equipment		8,964

Software – 1.7%

Broadleaf Co., Ltd.	800	4,910

Computer Engineering & Consulting Ltd.	100	1,896

Justsystems Corp.	90	5,068

Miroku Jyoho Service Co., Ltd.	100	3,027

Oracle Corp.	30	2,747

Trend Micro, Inc.	100	5,153

Total Software		22,801

Specialty Retail – 7.4%

ABC-Mart, Inc.	100	6,846

Adastria Co., Ltd.	190	4,352

Autobacs Seven Co., Ltd.	400	6,331

DCM Holdings Co., Ltd.	800	7,825

EDION Corp.	700	7,813

Fast Retailing Co., Ltd.	10	5,981

Hikari Tsushin, Inc.	20	5,048

K’s Holdings Corp.	400	5,267

Kohnan Shoji Co., Ltd.	300	7,078

LIXIL VIVA Corp.	200	3,603

Nitori Holdings Co., Ltd.	30	4,755

Nojima Corp.	300	6,305

T-Gaia Corp.	300	7,327

United Arrows Ltd.	100	2,843

World Co., Ltd.	100	2,476

Yamada Denki Co., Ltd.	1,400	7,446

Yellow Hat Ltd.	400	7,207

Total Specialty Retail		98,503

Technology Hardware, Storage & Peripherals – 2.0%

Elecom Co., Ltd.	100	4,067

FUJIFILM Holdings Corp.	100	4,812

MCJ Co., Ltd.	500	3,842

Seiko Epson Corp.	400	6,092

Toshiba TEC Corp.	200	8,318

Total Technology Hardware, Storage & Peripherals		27,131

Textiles, Apparel & Luxury Goods – 0.4%

Seiko Holdings Corp.	200	5,379

Trading Companies & Distributors – 1.7%

Inaba Denki Sangyo Co., Ltd.	300	7,674

ITOCHU Corp.	400	9,329

Kanamoto Co., Ltd.	200	5,192

Total Trading Companies & Distributors		22,195

Transportation Infrastructure – 0.7%

Kamigumi Co., Ltd.	400	8,830

Wireless Telecommunication Services – 0.9%

KDDI Corp.	400	11,973
TOTAL COMMON STOCKS (Cost: $1,243,109)		1,338,898

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b)
(Cost: $7,860)(c)	7,860	7,860

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $1,250,969)		1,346,758

Other Assets less Liabilities – (0.6)%		(8,510)

NET ASSETS – 100.0%		$1,338,248
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,758 and the total market value of the collateral held by the Fund was $21,890. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,030.

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Multifactor Fund (JAMF)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/16/2020	599,953	USD	65,599,460	JPY	$–	$(3,992)
Citibank N.A.	1/16/2020	461,331	JPY	4,225	USD	22	–
						$22	$(3,992)

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2019

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 98.3%

United States – 98.3%

3M Co. 3.13%, 9/19/46	$27,000	$26,062

ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	64,357

Abbott Laboratories 4.90%, 11/30/46	22,000	28,954

AbbVie, Inc. 3.38%, 11/14/21	128,000	131,344
3.60%, 5/14/25	9,000	9,515
4.45%, 5/14/46	37,000	39,699
4.88%, 11/14/48	63,000	72,904

Aetna, Inc. 2.80%, 6/15/23	2,000	2,034

Albemarle Corp. 4.15%, 12/1/24	5,000	5,362

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/28	13,000	13,980

Altria Group, Inc. 4.00%, 1/31/24	66,000	70,077
2.63%, 9/16/26(a)	14,000	13,864
3.88%, 9/16/46	13,000	12,024
6.20%, 2/14/59	69,000	82,340

Amazon.com, Inc. 4.05%, 8/22/47(a)	9,000	10,607

American Express Co. 2.50%, 8/1/22	10,000	10,123
3.63%, 12/5/24	27,000	28,564

American Express Credit Corp. 2.25%, 5/5/21	140,000	140,707

American Honda Finance Corp. 2.30%, 9/9/26	57,000	56,947

American International Group, Inc. 4.80%, 7/10/45	27,000	32,455

American Water Capital Corp. 4.30%, 12/1/42	9,000	10,072

Amgen, Inc. 5.15%, 11/15/41	61,000	73,975

Analog Devices, Inc. 2.50%, 12/5/21	65,000	65,503

Anthem, Inc. 3.30%, 1/15/23	23,000	23,814
3.65%, 12/1/27	19,000	20,138
4.10%, 3/1/28	48,000	52,199
4.63%, 5/15/42	115,000	130,015
4.65%, 1/15/43	40,000	45,218
4.55%, 3/1/48	25,000	28,339

Appalachian Power Co. 7.00%, 4/1/38	11,000	15,644

Apple, Inc. 3.85%, 5/4/43	50,000	56,163
3.75%, 11/13/47	42,000	46,718

Archer-Daniels-Midland Co. 3.75%, 9/15/47	4,000	4,388

AT&T, Inc. 3.00%, 2/15/22	9,000	9,183
3.60%, 7/15/25	99,000	104,923
4.35%, 3/1/29	85,000	94,641
4.50%, 5/15/35	89,000	99,329
4.50%, 3/9/48	111,000	122,834
4.55%, 3/9/49	173,000	192,439
5.30%, 8/15/58	120,000	147,350

Atmos Energy Corp. 4.13%, 10/15/44	23,000	25,957

AvalonBay Communities, Inc. 4.20%, 12/15/23	92,000	98,835

Avangrid, Inc. 3.80%, 6/1/29	123,000	130,638

AXA Equitable Holdings, Inc. 4.35%, 4/20/28	75,000	81,520

Bank of America Corp. 4.13%, 1/22/24	62,000	66,686
4.20%, 8/26/24	58,000	62,319
4.45%, 3/3/26	47,000	51,660
3.25%, 10/21/27	45,000	46,946
4.18%, 11/25/27, Series L	75,000	81,395
5.00%, 1/21/44	53,000	69,223

Baxter International, Inc. 1.70%, 8/15/21	25,000	24,970

Berkshire Hathaway Energy Co. 6.13%, 4/1/36	48,000	66,019

Berkshire Hathaway Finance Corp. 4.20%, 8/15/48	109,000	129,245

BGC Partners, Inc. 5.38%, 7/24/23	108,000	115,586

Biogen, Inc. 5.20%, 9/15/45	43,000	52,008

Block Financial LLC 5.50%, 11/1/22	46,000	49,370

Boardwalk Pipelines L.P. 5.95%, 6/1/26	116,000	130,632

Boeing Co. (The) 3.75%, 2/1/50(a)	44,000	46,923

Booking Holdings, Inc. 3.55%, 3/15/28	27,000	28,795

BP Capital Markets America, Inc. 3.79%, 2/6/24	17,000	18,104
3.22%, 4/14/24	77,000	80,443
3.12%, 5/4/26	72,000	75,298

Brighthouse Financial, Inc. 3.70%, 6/22/27	74,000	73,894

Bristol-Myers Squibb Co. 2.88%, 8/15/20(b)	74,000	74,421
4.35%, 11/15/47(b)	11,000	13,160

Broadcom Corp. 3.63%, 1/15/24	17,000	17,630
3.88%, 1/15/27	21,000	21,833

Burlington Northern Santa Fe LLC 3.85%, 9/1/23	73,000	77,550
5.05%, 3/1/41	25,000	31,040
4.15%, 4/1/45	9,000	10,233

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2019

Investments	Principal Amount	Value

CA, Inc. 3.60%, 8/15/22	$88,000	$90,063

Capital One Financial Corp. 4.75%, 7/15/21	124,000	129,171
3.75%, 7/28/26	120,000	126,542
3.80%, 1/31/28	45,000	48,436

Cardinal Health, Inc. 2.62%, 6/15/22	130,000	131,373
3.41%, 6/15/27(a)	21,000	21,499
4.37%, 6/15/47	7,000	6,968

Chevron Corp. 2.36%, 12/5/22	41,000	41,597

Cigna Corp. 4.50%, 2/25/26(b)	54,000	59,336
4.80%, 7/15/46(b)	12,000	13,984
3.88%, 10/15/47(b)	68,000	69,421

Cimarex Energy Co. 4.38%, 6/1/24	98,000	103,577

Cisco Systems, Inc. 2.60%, 2/28/23(a)	15,000	15,347
5.50%, 1/15/40	28,000	38,312

Citigroup, Inc. 2.70%, 3/30/21	171,000	172,647
5.50%, 9/13/25	134,000	153,338
4.30%, 11/20/26	90,000	98,085
4.45%, 9/29/27	134,000	147,761

CNA Financial Corp. 4.50%, 3/1/26	118,000	130,252
3.45%, 8/15/27	124,000	129,366

Comcast Corp. 3.00%, 2/1/24	35,000	36,300
3.38%, 2/15/25	9,000	9,503
3.15%, 2/15/28	4,000	4,197
4.25%, 1/15/33	103,000	119,483
4.60%, 10/15/38	133,000	158,838
4.65%, 7/15/42	46,000	55,409
4.00%, 8/15/47	39,000	43,070

Commonwealth Edison Co. 3.65%, 6/15/46	7,000	7,447

Conagra Brands, Inc. 5.40%, 11/1/48	37,000	45,263

Consolidated Edison Co. of New York, Inc. 4.50%, 5/15/58	52,000	60,559

Constellation Brands, Inc. 3.75%, 5/1/21	58,000	59,340
4.25%, 5/1/23	146,000	155,283

Corning, Inc. 5.75%, 8/15/40	103,000	128,543
4.38%, 11/15/57	71,000	72,988

CSX Corp. 3.80%, 3/1/28	50,000	54,612
6.00%, 10/1/36	7,000	9,130
4.25%, 11/1/66	15,000	16,076

CVS Health Corp. 4.88%, 7/20/35	60,000	69,119
5.05%, 3/25/48	36,000	42,729

Darden Restaurants, Inc. 3.85%, 5/1/27	132,000	138,112

Discover Financial Services 3.85%, 11/21/22	15,000	15,691

Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	8,000	10,420

Duke Energy Carolinas LLC 3.95%, 11/15/28	35,000	38,910
3.95%, 3/15/48	12,000	13,494

Duke Energy Corp. 2.40%, 8/15/22	32,000	32,336

Duke Energy Florida LLC 4.20%, 7/15/48	54,000	62,710

Duke Energy Florida Project Finance LLC 2.54%, 9/1/31, Series 2026	50,000	50,194

DuPont de Nemours, Inc. 4.21%, 11/15/23	80,000	85,647
5.42%, 11/15/48	18,000	22,240

DXC Technology Co. 4.25%, 4/15/24(a)	133,000	141,375

Eastman Chemical Co. 3.60%, 8/15/22	10,000	10,354

eBay, Inc. 2.88%, 8/1/21	30,000	30,367
3.80%, 3/9/22(a)	187,000	193,375

Enable Midstream Partners L.P. 4.40%, 3/15/27	12,000	11,996

EPR Properties 3.75%, 8/15/29	53,000	53,794

Essex Portfolio L.P. 3.50%, 4/1/25	65,000	68,288

Evergy, Inc. 2.90%, 9/15/29	30,000	29,922

Exelon Corp. 3.50%, 6/1/22	172,000	176,705
4.45%, 4/15/46	40,000	45,039

Exelon Generation Co. LLC 5.60%, 6/15/42	34,000	38,968

Exxon Mobil Corp. 2.71%, 3/6/25	125,000	129,316

FedEx Corp. 4.00%, 1/15/24	30,000	32,124
4.10%, 4/15/43	81,000	79,562
4.55%, 4/1/46	12,000	12,363

Fifth Third Bancorp 2.60%, 6/15/22	15,000	15,196
3.95%, 3/14/28	27,000	29,719
8.25%, 3/1/38(a)	50,000	76,487

Fiserv, Inc. 2.75%, 7/1/24	100,000	101,872

Florida Power & Light Co. 4.13%, 6/1/48(a)	11,000	12,907

General Dynamics Corp. 2.25%, 11/15/22	57,000	57,644

General Mills, Inc. 4.20%, 4/17/28	18,000	20,081

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2019

Investments	Principal Amount	Value

Gilead Sciences, Inc. 4.40%, 12/1/21	$18,000	$18,789
4.15%, 3/1/47	43,000	47,980

Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	32,000	43,959

Healthcare Trust of America Holdings L.P. 3.75%, 7/1/27	122,000	128,969

Hewlett Packard Enterprise Co. 4.40%, 10/15/22	178,000	188,136

Home Depot, Inc. (The) 2.13%, 9/15/26	23,000	23,009
4.50%, 12/6/48	40,000	49,482

Honeywell International, Inc. 4.25%, 3/1/21	51,000	52,566
5.70%, 3/15/37	4,000	5,404

HP, Inc. 4.30%, 6/1/21	12,000	12,362
6.00%, 9/15/41	25,000	27,769

Humana, Inc. 3.13%, 8/15/29	53,000	54,175

Hyatt Hotels Corp. 3.38%, 7/15/23	2,000	2,050

Intel Corp. 2.88%, 5/11/24	64,000	66,520

Intercontinental Exchange, Inc. 2.75%, 12/1/20	114,000	114,789

International Business Machines Corp. 3.50%, 5/15/29	100,000	107,686
4.00%, 6/20/42	24,000	26,571

International Paper Co. 4.40%, 8/15/47	12,000	12,874
4.35%, 8/15/48	61,000	65,062

JPMorgan Chase & Co. 2.55%, 3/1/21	141,000	142,122
4.35%, 8/15/21	124,000	128,809
2.97%, 1/15/23(a)	152,000	154,941
5.63%, 8/16/43	51,000	68,404
4.95%, 6/1/45	16,000	20,395

Kimco Realty Corp. 3.13%, 6/1/23	21,000	21,532

Kroger Co. (The) 3.70%, 8/1/27	72,000	77,174
5.15%, 8/1/43	2,000	2,299

Laboratory Corp. of America Holdings 3.20%, 2/1/22	14,000	14,324
4.70%, 2/1/45	45,000	50,746

Lam Research Corp. 2.80%, 6/15/21	139,000	140,531

Las Vegas Sands Corp. 3.20%, 8/8/24	50,000	51,534

Lincoln National Corp. 3.80%, 3/1/28	73,000	77,884

Lockheed Martin Corp. 4.50%, 5/15/36	20,000	23,755
4.70%, 5/15/46	112,000	142,613

Lowe’s Cos., Inc. 3.12%, 4/15/22	18,000	18,444
4.38%, 9/15/45	116,000	129,689
4.05%, 5/3/47	11,000	11,904
4.55%, 4/5/49	41,000	48,486

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23(a)	8,000	7,980

Magellan Midstream Partners L.P. 5.15%, 10/15/43	9,000	10,555

Marathon Petroleum Corp. 4.75%, 12/15/23	14,000	15,224
3.63%, 9/15/24	33,000	34,685
6.50%, 3/1/41	112,000	145,701

Markel Corp. 5.00%, 4/5/46	28,000	32,183

Marriott International, Inc. 2.30%, 1/15/22	77,000	77,388

Marsh & McLennan Cos., Inc. 3.88%, 3/15/24	14,000	14,944

McDonald’s Corp. 2.63%, 1/15/22	4,000	4,059
3.50%, 3/1/27	2,000	2,138
3.63%, 9/1/49	64,000	65,396

McKesson Corp. 3.80%, 3/15/24	248,000	261,198

Medtronic, Inc. 3.15%, 3/15/22	140,000	144,037

Merck & Co., Inc. 3.60%, 9/15/42	71,000	76,494

MetLife, Inc. 6.40%, 12/15/66	132,000	161,911

Microsoft Corp. 4.10%, 2/6/37	45,000	53,311
5.30%, 2/8/41	93,000	127,351
4.25%, 2/6/47	35,000	43,006

MidAmerican Energy Co. 3.65%, 8/1/48	119,000	128,898

Molson Coors Brewing Co. 3.00%, 7/15/26	18,000	18,239

Morgan Stanley 2.63%, 11/17/21	129,000	130,586
4.88%, 11/1/22	148,000	158,634
3.88%, 4/29/24, Series F	33,000	35,103
3.70%, 10/23/24	98,000	104,170

MPLX L.P. 4.50%, 7/15/23	66,000	70,185
4.88%, 6/1/25	100,000	109,322
4.13%, 3/1/27	37,000	38,898

National Fuel Gas Co. 3.75%, 3/1/23	30,000	30,987

Newmont Goldcorp Corp. 3.50%, 3/15/22	136,000	139,638
6.25%, 10/1/39	53,000	70,414

NIKE, Inc. 3.38%, 11/1/46	39,000	41,280

Norfolk Southern Corp. 4.15%, 2/28/48	9,000	10,191

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2019

Investments	Principal Amount	Value

Northrop Grumman Corp. 3.50%, 3/15/21	$70,000	$71,366
3.25%, 8/1/23	84,000	87,627
3.25%, 1/15/28	161,000	168,173

NVIDIA Corp. 2.20%, 9/16/21	24,000	24,127

NVR, Inc. 3.95%, 9/15/22	18,000	18,761

O’Reilly Automotive, Inc. 4.88%, 1/14/21	126,000	128,895
3.60%, 9/1/27	6,000	6,410

Occidental Petroleum Corp. 5.55%, 3/15/26	114,000	129,378
4.63%, 6/15/45	12,000	12,438
4.40%, 8/15/49	103,000	106,530

Omega Healthcare Investors, Inc. 4.38%, 8/1/23	22,000	23,355
4.50%, 4/1/27	34,000	36,737
4.75%, 1/15/28	5,000	5,450

Omnicom Group, Inc. 3.63%, 5/1/22	51,000	52,848

ONE Gas, Inc. 4.66%, 2/1/44	4,000	4,765

Oracle Corp. 4.30%, 7/8/34	31,000	36,322
3.85%, 7/15/36	40,000	43,925
5.38%, 7/15/40	119,000	154,932

Owens Corning 4.30%, 7/15/47	7,000	6,657

Parker-Hannifin Corp. 4.45%, 11/21/44	116,000	131,700

PepsiCo, Inc. 2.63%, 7/29/29(a)	10,000	10,219
4.00%, 3/5/42	113,000	128,852

Pfizer, Inc. 3.60%, 9/15/28(a)	24,000	26,342
4.10%, 9/15/38	134,000	153,497

Philip Morris International, Inc. 2.88%, 5/1/24	70,000	72,101
2.75%, 2/25/26	40,000	40,594
3.13%, 8/17/27	20,000	20,761
4.38%, 11/15/41	117,000	129,927

Phillips 66 4.30%, 4/1/22	32,000	33,602

Phillips 66 Partners L.P. 3.55%, 10/1/26	97,000	101,769

Praxair, Inc. 4.05%, 3/15/21	126,000	129,424

Precision Castparts Corp. 3.90%, 1/15/43	45,000	48,900

Public Service Electric & Gas Co. 3.60%, 12/1/47	12,000	13,032

Realty Income Corp. 4.65%, 8/1/23	22,000	23,825

Republic Services, Inc. 3.20%, 3/15/25	3,000	3,123

Reynolds American, Inc. 4.00%, 6/12/22	10,000	10,413
4.45%, 6/12/25	122,000	131,475
5.70%, 8/15/35	93,000	108,285
5.85%, 8/15/45	140,000	160,923

Rockwell Collins, Inc. 3.50%, 3/15/27	8,000	8,504

Roper Technologies, Inc. 4.20%, 9/15/28	129,000	141,501

Santander Holdings USA, Inc. 3.70%, 3/28/22	73,000	75,056

Sherwin-Williams Co. (The) 4.50%, 6/1/47	7,000	7,970
3.80%, 8/15/49	28,000	28,672

Southern California Edison Co. 4.00%, 4/1/47	16,000	16,874

Southern Co. (The) 4.25%, 7/1/36	21,000	22,676
4.40%, 7/1/46	85,000	94,414

Starbucks Corp. 3.80%, 8/15/25	102,000	109,996
4.00%, 11/15/28(a)	12,000	13,390
4.50%, 11/15/48	40,000	46,677

State Street Corp. 3.10%, 5/15/23	135,000	139,394
3.30%, 12/16/24	36,000	38,003
2.65%, 5/19/26	50,000	50,936

Synchrony Financial 2.85%, 7/25/22	12,000	12,153
4.38%, 3/19/24	110,000	117,442
3.95%, 12/1/27	40,000	42,079

Textron, Inc. 4.30%, 3/1/24	43,000	46,185

Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	86,000	88,483

Truist Financial Corp. 4.00%, 5/1/25	125,000	135,635

TWDC Enterprises 18 Corp. 3.00%, 2/13/26	100,000	105,392

Tyson Foods, Inc. 3.95%, 8/15/24(a)	89,000	95,494

U.S. Bancorp 3.00%, 7/30/29	50,000	51,712

Union Pacific Corp. 3.75%, 3/15/24	10,000	10,616
3.95%, 9/10/28	35,000	38,706
4.00%, 4/15/47	100,000	110,146
4.30%, 3/1/49	43,000	49,762

United Parcel Service, Inc. 6.20%, 1/15/38	57,000	79,503

United Technologies Corp. 4.50%, 6/1/42	35,000	42,037
4.63%, 11/16/48	35,000	43,925

UnitedHealth Group, Inc. 3.15%, 6/15/21	75,000	76,406
3.75%, 7/15/25	118,000	127,567

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2019

Investments	Principal Amount	Value
3.38%, 4/15/27	$25,000	$26,712
3.50%, 8/15/39	67,000	70,511
4.25%, 6/15/48	12,000	13,970

Valero Energy Corp. 3.40%, 9/15/26	14,000	14,687
6.63%, 6/15/37	75,000	99,373

Verizon Communications, Inc. 3.45%, 3/15/21	45,000	45,888
5.15%, 9/15/23	66,000	73,429
3.50%, 11/1/24(a)	38,000	40,322
4.02%, 12/3/29	27,000	30,123
4.40%, 11/1/34	109,000	126,545
4.81%, 3/15/39	69,000	83,437
3.85%, 11/1/42	59,000	63,884

VF Corp. 3.50%, 9/1/21	8,000	8,171

ViacomCBS, Inc. 4.50%, 3/1/21(a)	57,000	58,588
3.38%, 2/15/28	81,000	83,093
6.88%, 4/30/36	50,000	67,042
4.60%, 1/15/45	11,000	12,216

Virginia Electric & Power Co. 3.80%, 4/1/28, Series A	50,000	54,453
4.00%, 1/15/43	100,000	110,777

Visa, Inc. 2.20%, 12/14/20	38,000	38,159

Walgreens Boots Alliance, Inc. 4.80%, 11/18/44(a)	102,000	103,529

Walmart, Inc. 3.95%, 6/28/38	42,000	48,729
4.05%, 6/29/48	8,000	9,496

Walt Disney Co. (The) 5.40%, 10/1/43	26,000	35,489

Waste Management, Inc. 3.45%, 6/15/29	146,000	156,489
3.90%, 3/1/35	2,000	2,208

Wells Fargo & Co. 4.60%, 4/1/21	126,000	130,119
3.45%, 2/13/23, Series M	44,000	45,596
4.13%, 8/15/23	54,000	57,374
3.55%, 9/29/25	84,000	89,018
4.30%, 7/22/27	45,000	49,355
5.61%, 1/15/44	56,000	73,897
4.75%, 12/7/46	14,000	16,837

WestRock RKT LLC 4.00%, 3/1/23	35,000	36,560

Weyerhaeuser Co. 7.38%, 3/15/32	97,000	134,227

WRKCo, Inc. 3.75%, 3/15/25	124,000	130,884

Wyeth LLC 6.50%, 2/1/34	105,000	147,967

Xylem, Inc. 4.38%, 11/1/46	20,000	21,858
TOTAL U.S. CORPORATE BONDS (Cost: $20,310,250)		20,572,931

FOREIGN CORPORATE BONDS – 0.5%

Canada – 0.1%

Barrick North America Finance LLC 5.75%, 5/1/43	16,000	20,407

Switzerland – 0.1%

Novartis Capital Corp. 2.40%, 5/17/22(a)	12,000	12,176

United Kingdom – 0.3%

GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	12,000	13,266
6.38%, 5/15/38	43,000	61,821

Total United Kingdom		75,087
TOTAL FOREIGN CORPORATE BONDS (Cost: $107,832)		107,670

U.S. GOVERNMENT OBLIGATIONS – 0.1%

U.S. Treasury Note – 0.1%

U.S. Treasury Note 2.25%, 2/15/27

(Cost: $9,864)	10,000	10,283

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%

United States – 3.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)

(Cost: $726,858)(d)	726,858	726,858

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $21,154,804)		21,417,742

Other Assets less Liabilities – (2.4)%		(493,759)

NET ASSETS – 100.0%		$20,923,983
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $922,739 and the total market value of the collateral held by the Fund was $951,666. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $224,808.

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2019

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 97.0%

United States – 97.0%

Acadia Healthcare Co., Inc. 5.63%, 2/15/23	$150,000	$152,750

ADT Security Corp. (The) 6.25%, 10/15/21	168,000	177,546
4.13%, 6/15/23	75,000	77,500
4.88%, 7/15/32(a)	251,000	230,926

AECOM 5.88%, 10/15/24	30,000	33,263
5.13%, 3/15/27(b)	145,000	156,288

AES Corp. 5.50%, 4/15/25	50,000	51,750
6.00%, 5/15/26	33,000	35,206

Allison Transmission, Inc. 5.88%, 6/1/29(a)	50,000	54,866

AMC Networks, Inc. 5.00%, 4/1/24	50,000	51,125

American Axle & Manufacturing, Inc. 6.25%, 4/1/25	240,000	250,400

AmeriGas Partners L.P. 5.50%, 5/20/25	50,000	54,125
5.88%, 8/20/26	69,000	76,200
5.75%, 5/20/27	241,000	265,057

Amkor Technology, Inc. 6.63%, 9/15/27(a)	254,000	280,187

Aramark Services, Inc. 5.13%, 1/15/24	123,000	126,479
4.75%, 6/1/26	172,000	179,279

Arconic, Inc. 5.13%, 10/1/24	100,000	109,071

Asbury Automotive Group, Inc. 6.00%, 12/15/24	307,000	317,618

Ashland LLC 4.75%, 8/15/22	139,000	145,602

B&G Foods, Inc. 5.25%, 4/1/25(b)	283,000	291,607

Ball Corp. 5.25%, 7/1/25	121,000	135,016

Bausch Health Americas, Inc. 9.25%, 4/1/26(a)	261,000	300,267

Beacon Roofing Supply, Inc. 4.88%, 11/1/25(a)	288,000	290,040

Berry Global, Inc. 5.13%, 7/15/23	100,000	102,874

4.50%, 2/15/26(a)(b)	50,000	51,453

Boyd Gaming Corp. 6.38%, 4/1/26	50,000	53,889

Cablevision Systems Corp. 5.88%, 9/15/22	39,000	42,092

California Resources Corp. 8.00%, 12/15/22(a)	330,000	142,725

CBL & Associates L.P. 5.95%, 12/15/26(b)	165,000	99,383

CCO Holdings LLC 5.13%, 5/1/23(a)	34,000	34,772
5.38%, 5/1/25(a)	50,000	51,729
5.13%, 5/1/27(a)	248,000	262,099
5.00%, 2/1/28(a)	130,000	136,652

CDK Global, Inc. 5.00%, 10/15/24	37,000	40,145
4.88%, 6/1/27	150,000	158,786

CDW LLC 5.00%, 9/1/25	30,000	31,413

Cengage Learning, Inc. 9.50%, 6/15/24(a)(b)	184,000	159,696

Centene Corp. 4.75%, 5/15/22	126,000	128,744
5.38%, 6/1/26(a)	227,000	241,324

CenturyLink, Inc. 5.80%, 3/15/22, Series T	171,000	180,072
6.75%, 12/1/23, Series W(b)	36,000	40,260
7.50%, 4/1/24, Series Y(b)	208,000	234,954
5.63%, 4/1/25(b)	50,000	53,232

Change Healthcare Holdings LLC 5.75%, 3/1/25(a)	228,000	234,838

Chemours Co. (The) 6.63%, 5/15/23(b)	299,000	300,769
7.00%, 5/15/25(b)	135,000	136,294

Community Health Systems, Inc. 8.00%, 3/15/26(a)	128,000	132,080

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24(a)	115,000	127,602

Cleveland-Cliffs, Inc. 5.75%, 3/1/25	234,000	231,514
5.88%, 6/1/27(a)	138,000	132,735

Cloud Crane LLC 10.13%, 8/1/24(a)	159,000	167,282

CommScope Technologies LLC 6.00%, 6/15/25(a)	199,000	199,722
5.00%, 3/15/27(a)(b)	119,000	112,160

CommScope, Inc. 5.50%, 6/15/24(a)	142,000	144,131
8.25%, 3/1/27(a)	127,000	133,902

Community Health Systems, Inc. 6.25%, 3/31/23	443,000	450,752

Consolidated Communications, Inc. 6.50%, 10/1/22(b)	332,000	301,290

Coty, Inc. 6.50%, 4/15/26(a)(b)	86,000	90,732

Crestwood Midstream Partners L.P. 5.75%, 4/1/25(b)	140,000	143,499

Crown Americas LLC 4.75%, 2/1/26	50,000	52,955

CSC Holdings LLC 5.25%, 6/1/24	198,000	213,758
5.50%, 4/15/27(a)	200,000	215,140
5.38%, 2/1/28(a)	200,000	213,714

DaVita, Inc. 5.13%, 7/15/24	123,000	126,331
5.00%, 5/1/25	236,000	243,277

DCP Midstream Operating L.P. 5.38%, 7/15/25	125,000	136,249

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2019

Investments	Principal Amount	Value

Dell International LLC 7.13%, 6/15/24(a)	$50,000	$52,813

Denbury Resources, Inc. 9.00%, 5/15/21(a)	211,000	204,617

Diamond Offshore Drilling, Inc. 7.88%, 8/15/25(b)	108,000	94,230
4.88%, 11/1/43	50,000	27,422

Diamond Resorts International, Inc. 10.75%, 9/1/24(a)	86,000	90,336

Diamond Sports Group LLC 5.38%, 8/15/26(a)	275,000	278,692
6.63%, 8/15/27(a)(b)	225,000	219,229

DISH DBS Corp. 5.13%, 5/1/20	50,000	50,372
6.75%, 6/1/21	126,000	132,838
5.00%, 3/15/23	76,000	78,154
5.88%, 11/15/24(b)	153,000	156,666
7.75%, 7/1/26(b)	257,000	272,739

DPL, Inc. 7.25%, 10/15/21	24,000	25,270

Eldorado Resorts, Inc. 6.00%, 4/1/25	175,000	184,115

Encompass Health Corp. 5.75%, 11/1/24	155,000	157,067

Energizer Holdings, Inc. 5.50%, 6/15/25(a)(b)	50,000	51,979
7.75%, 1/15/27(a)	200,000	223,880

Envision Healthcare Corp. 8.75%, 10/15/26(a)	75,000	46,714

Equinix, Inc. 5.88%, 1/15/26	50,000	53,156

ESH Hospitality, Inc. 5.25%, 5/1/25(a)	50,000	51,792

Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/25(a)	50,000	53,375

Freeport-McMoRan, Inc. 3.88%, 3/15/23	276,000	281,607
4.55%, 11/14/24	106,000	112,271
5.40%, 11/14/34	50,000	52,491
5.45%, 3/15/43	100,000	103,760

Frontier Communications Corp. 7.63%, 4/15/24	20,000	9,700
6.88%, 1/15/25	75,000	36,594
11.00%, 9/15/25	352,000	171,600
8.50%, 4/1/26(a)	130,000	131,865

Gartner, Inc. 5.13%, 4/1/25(a)	50,000	52,167

GLP Capital L.P. 5.38%, 4/15/26	50,000	55,363

Golden Nugget, Inc. 6.75%, 10/15/24(a)	148,000	153,549
8.75%, 10/1/25(a)	199,000	213,301

Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/27	50,000	51,843

Gray Television, Inc. 5.13%, 10/15/24(a)	166,000	172,571
5.88%, 7/15/26(a)(b)	125,000	133,200
7.00%, 5/15/27(a)	116,000	129,120

Griffon Corp. 5.25%, 3/1/22	50,000	50,312

GTT Communications, Inc. 7.88%, 12/31/24(a)(b)	133,000	100,709

Hanesbrands, Inc. 4.88%, 5/15/26(a)	276,000	292,726

HCA, Inc. 4.75%, 5/1/23	147,000	157,605
5.00%, 3/15/24	33,000	36,109
5.25%, 6/15/26	50,000	56,089
5.63%, 9/1/28	213,000	243,129
5.88%, 2/1/29(b)	261,000	302,107

Hilton Worldwide Finance LLC 4.63%, 4/1/25	40,000	41,217
4.88%, 4/1/27(b)	50,000	53,218

Holly Energy Partners L.P. 6.00%, 8/1/24(a)	50,000	52,250

Hologic, Inc. 4.38%, 10/15/25(a)	104,000	107,597

Hughes Satellite Systems Corp. 5.25%, 8/1/26	172,000	189,260
6.63%, 8/1/26(b)	155,000	172,491

Iron Mountain, Inc. 5.75%, 8/15/24	125,000	126,717
4.88%, 9/15/27(a)	50,000	51,741
5.25%, 3/15/28(a)	100,000	104,185

j2 Cloud Services LLC 6.00%, 7/15/25(a)	150,000	159,313

JBS USA LUX S.A. 5.75%, 6/15/25(a)	100,000	103,791
6.75%, 2/15/28(a)	121,000	133,930

Kennedy-Wilson, Inc. 5.88%, 4/1/24	140,000	143,849

KFC Holding Co. 4.75%, 6/1/27(a)	179,000	188,813

Koppers, Inc. 6.00%, 2/15/25(a)	50,000	52,500

L Brands, Inc. 6.88%, 11/1/35(b)	192,000	172,181
6.75%, 7/1/36	156,000	137,296

Ladder Capital Finance Holdings LLLP 5.25%, 3/15/22(a)	50,000	52,062

Lamar Media Corp. 5.38%, 1/15/24	50,000	51,104

Lamb Weston Holdings, Inc. 4.63%, 11/1/24(a)	5,000	5,317
4.88%, 11/1/26(a)	127,000	134,855

Level 3 Financing, Inc. 5.38%, 1/15/24	124,000	126,376
5.38%, 5/1/25	50,000	51,854

Lions Gate Capital Holdings LLC 6.38%, 2/1/24(a)	128,000	134,081
5.88%, 11/1/24(a)	74,000	74,586

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2019

Investments	Principal Amount	Value

LKQ Corp. 4.75%, 5/15/23	$55,000	$55,896

LPL Holdings, Inc. 5.75%, 9/15/25(a)	50,000	52,437

Mattel, Inc. 6.75%, 12/31/25(a)	294,000	316,604

MDC Partners, Inc. 6.50%, 5/1/24(a)	224,000	203,280

MEDNAX, Inc. 5.25%, 12/1/23(a)	411,000	421,104

Meredith Corp. 6.88%, 2/1/26	101,000	105,297

MGM Growth Properties Operating Partnership L.P. 4.50%, 9/1/26	128,000	135,017

MGM Resorts International 4.63%, 9/1/26	229,000	243,272

MPT Operating Partnership L.P. 5.25%, 8/1/26	40,000	42,351
5.00%, 10/15/27	125,000	132,816

MSCI, Inc. 5.38%, 5/15/27(a)	50,000	53,991

Nationstar Mortgage LLC 6.50%, 7/1/21	125,000	125,675

Navient Corp. 6.63%, 7/26/21	42,000	44,510
6.13%, 3/25/24(b)	197,000	214,236
5.88%, 10/25/24	36,000	38,610
6.75%, 6/25/25(b)	174,000	192,531
6.75%, 6/15/26(b)	187,000	205,878

NCR Corp. 5.00%, 7/15/22	175,000	177,078

Nexstar Broadcasting, Inc. 5.63%, 8/1/24(a)(b)	221,000	230,853

NextEra Energy Operating Partners L.P. 4.25%, 9/15/24(a)	181,000	188,617

Nielsen Finance LLC 5.00%, 4/15/22(a)	290,000	291,604

NortonLifeLock, Inc. 5.00%, 4/15/25(a)	177,000	180,943

Novelis Corp. 6.25%, 8/15/24(a)	50,000	52,562
5.88%, 9/30/26(a)	248,000	264,474

NRG Energy, Inc. 7.25%, 5/15/26	75,000	82,076
5.75%, 1/15/28(b)	60,000	65,211

Nuance Communications, Inc. 5.63%, 12/15/26(b)	50,000	53,403

NuStar Logistics L.P. 5.63%, 4/28/27	123,000	126,610

Olin Corp. 5.13%, 9/15/27(b)	109,000	113,886

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/23(a)(b)	50,000	53,479

Par Pharmaceutical, Inc. 7.50%, 4/1/27(a)	100,000	99,752

Party City Holdings, Inc. 6.63%, 8/1/26(a)	160,000	113,172

PBF Holding Co. LLC 7.00%, 11/15/23	75,000	78,031
7.25%, 6/15/25	100,000	106,958

PBF Logistics L.P. 6.88%, 5/15/23	175,000	180,686

Peabody Energy Corp. 6.00%, 3/31/22(a)(b)	166,000	162,265
6.38%, 3/31/25(a)	100,000	92,250

Penske Automotive Group, Inc. 5.50%, 5/15/26	173,000	181,538

Pilgrim’s Pride Corp. 5.75%, 3/15/25(a)	173,000	179,179
5.88%, 9/30/27(a)	223,000	241,531

Pitney Bowes, Inc. 4.13%, 10/1/21	46,000	46,736
4.63%, 3/15/24(b)	181,000	168,707

Post Holdings, Inc. 5.50%, 3/1/25(a)	129,000	135,396
5.00%, 8/15/26(a)	41,000	43,382
5.75%, 3/1/27(a)	222,000	238,611
5.63%, 1/15/28(a)	168,000	181,331

PQ Corp. 6.75%, 11/15/22(a)	128,000	132,639

PulteGroup, Inc. 5.50%, 3/1/26	168,000	188,130
5.00%, 1/15/27	193,000	210,625

Rayonier AM Products, Inc. 5.50%, 6/1/24(a)	200,000	151,083

RBS Global, Inc. 4.88%, 12/15/25(a)	50,000	51,750

Realogy Group LLC 5.25%, 12/1/21(a)(b)	134,000	135,641
4.88%, 6/1/23(a)(b)	164,000	161,950

SBA Communications Corp. 4.88%, 9/1/24	156,000	162,305

Scientific Games International, Inc. 5.00%, 10/15/25(a)	232,000	243,310
8.25%, 3/15/26(a)	127,000	140,255

Service Corp. International 4.63%, 12/15/27	50,000	52,241

ServiceMaster Co. LLC (The) 5.13%, 11/15/24(a)	128,000	133,067

Signature Aviation U.S. Holdings, Inc. 5.38%, 5/1/26(a)	50,000	52,747

Sinclair Television Group, Inc. 5.63%, 8/1/24(a)	71,000	73,189

Sirius XM Radio, Inc. 5.38%, 7/15/26(a)(b)	50,000	53,236

Six Flags Entertainment Corp. 4.88%, 7/31/24(a)	294,000	305,270

Spectrum Brands, Inc. 5.75%, 7/15/25	50,000	52,313

Springleaf Finance Corp. 7.75%, 10/1/21	79,000	85,958

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2019

Investments	Principal Amount	Value
5.63%, 3/15/23	$137,000	$147,960
6.88%, 3/15/25	171,000	194,938
7.13%, 3/15/26	143,000	165,605

Steel Dynamics, Inc. 5.13%, 10/1/21	101,000	101,061

Suburban Propane Partners L.P. 5.50%, 6/1/24	50,000	51,500

SunCoke Energy Partners L.P. 7.50%, 6/15/25(a)	130,000	125,341

Sunoco L.P. 4.88%, 1/15/23	115,000	117,925

T-Mobile USA, Inc. 6.00%, 3/1/23	212,000	216,258
6.50%, 1/15/24	100,000	103,126
6.00%, 4/15/24	35,000	36,225
5.13%, 4/15/25	50,000	51,848
4.75%, 2/1/28	128,000	134,356

Tallgrass Energy Partners L.P. 5.50%, 9/15/24(a)	35,000	35,262
5.50%, 1/15/28(a)	200,000	196,464

Teleflex, Inc. 4.63%, 11/15/27	75,000	79,624

Tenet Healthcare Corp. 6.75%, 6/15/23	300,000	330,238
4.63%, 7/15/24	123,000	126,178
5.13%, 5/1/25	177,000	182,752

Tenneco, Inc. 5.00%, 7/15/26(b)	174,000	160,519

TransDigm, Inc. 6.50%, 7/15/24	176,000	181,885
6.50%, 5/15/25	10,000	10,421
6.25%, 3/15/26(a)	119,000	129,054
6.38%, 6/15/26	75,000	79,684

Transocean, Inc. 9.00%, 7/15/23(a)	126,000	133,350
7.50%, 1/15/26(a)	155,000	153,422

TreeHouse Foods, Inc. 6.00%, 2/15/24(a)(b)	69,000	71,645

Tronox, Inc. 6.50%, 4/15/26(a)(b)	302,000	311,883

Tutor Perini Corp. 6.88%, 5/1/25(a)(b)	129,000	124,807

U.S. Concrete, Inc. 6.38%, 6/1/24	50,000	52,292

United Rentals North America, Inc. 4.63%, 10/15/25	168,000	173,071
5.88%, 9/15/26	208,000	223,657
5.50%, 5/15/27	127,000	136,372
4.88%, 1/15/28	234,000	244,081

United States Steel Corp. 6.88%, 8/15/25(b)	232,000	217,086
6.25%, 3/15/26(b)	162,000	138,826

Uniti Group L.P. 6.00%, 4/15/23(a)	244,000	234,850

Vector Group Ltd. 6.13%, 2/1/25(a)	309,000	304,748

VeriSign, Inc. 5.25%, 4/1/25	156,000	172,286
4.75%, 7/15/27	181,000	191,290

Vistra Operations Co. LLC 5.50%, 9/1/26(a)	100,000	106,232

W&T Offshore, Inc. 9.75%, 11/1/23(a)	51,000	48,768

WellCare Health Plans, Inc. 5.25%, 4/1/25	50,000	52,125
5.38%, 8/15/26(a)	127,000	135,490

WESCO Distribution, Inc. 5.38%, 12/15/21	182,000	182,786

Western Digital Corp. 4.75%, 2/15/26(b)	463,000	483,546

Wynn Las Vegas LLC 4.25%, 5/30/23(a)(b)	75,000	78,735
5.50%, 3/1/25(a)	106,000	113,684

Xerox Corp. 4.13%, 3/15/23	50,000	51,937

XPO Logistics, Inc. 6.13%, 9/1/23(a)	173,000	178,949

Zayo Group LLC 5.75%, 1/15/27(a)	400,000	407,639

TOTAL U.S. CORPORATE BONDS (Cost: $34,536,751)		35,336,332

FOREIGN CORPORATE BONDS – 1.0%

Canada – 0.4%

Cott Holdings, Inc. 5.50%, 4/1/25(a)	127,000	132,980

United Kingdom – 0.6%

Avon International Operations, Inc. 7.88%, 8/15/22(a)	221,000	230,943
TOTAL FOREIGN CORPORATE BONDS (Cost: $361,312)		363,923

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.8%

United States – 14.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $5,379,275)(d)	5,379,275	5,379,275

TOTAL INVESTMENTS IN SECURITIES – 112.8% (Cost: $40,277,338)		41,079,530

Other Assets less Liabilities – (12.8)%		(4,659,282)

NET ASSETS – 100.0%		$36,420,248
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,654,082 and the total market value of the collateral held by the Fund was $5,848,494. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $469,219.

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2019

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 93.4%

United States – 93.4%

AbbVie, Inc. 2.85%, 5/14/23(a)	$120,000	$122,468

Aetna, Inc. 2.80%, 6/15/23	15,000	15,253

Agilent Technologies, Inc. 3.88%, 7/15/23	87,000	91,352

Altria Group, Inc. 2.85%, 8/9/22	97,000	98,905
2.95%, 5/2/23	46,000	47,026
4.00%, 1/31/24	28,000	29,730

American Campus Communities Operating Partnership L.P. 3.75%, 4/15/23	42,000	43,794

American Electric Power Co., Inc. 2.15%, 11/13/20	7,000	7,015

American Express Co. 2.50%, 8/1/22	39,000	39,478
3.40%, 2/22/24	72,000	75,365

Ameriprise Financial, Inc. 4.00%, 10/15/23	43,000	46,119

Amgen, Inc. 3.88%, 11/15/21	47,000	48,496
3.63%, 5/22/24	38,000	40,178

Analog Devices, Inc. 2.50%, 12/5/21	10,000	10,077

Anthem, Inc. 3.13%, 5/15/22	24,000	24,611

Apple, Inc. 2.25%, 2/23/21	84,000	84,518
2.85%, 5/6/21	132,000	134,069

AT&T, Inc. 4.60%, 2/15/21	50,000	51,162
3.00%, 2/15/22	101,000	103,057
3.80%, 3/15/22	47,000	48,801
3.40%, 6/15/22	51,000	52,626
3.60%, 2/17/23	29,000	30,287

Avnet, Inc. 4.88%, 12/1/22	51,000	54,055

Bank of America Corp. 5.00%, 5/13/21	70,000	73,000
5.70%, 1/24/22	87,000	93,396
3.30%, 1/11/23	23,000	23,793
4.13%, 1/22/24	19,000	20,436
4.20%, 8/26/24	77,000	82,735

Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	114,000	114,389

Baxter International, Inc. 1.70%, 8/15/21(a)	22,000	21,974

Berkshire Hathaway Finance Corp. 4.25%, 1/15/21(a)	46,000	47,171

Block Financial LLC 5.50%, 11/1/22	33,000	35,418

Boston Scientific Corp. 3.45%, 3/1/24	12,000	12,564

BP Capital Markets America, Inc. 2.75%, 5/10/23	95,000	97,255
3.79%, 2/6/24	21,000	22,363

Bristol-Myers Squibb Co. 2.88%, 8/15/20(b)	52,000	52,296
3.25%, 2/20/23(b)	13,000	13,470

Broadcom Corp. 2.20%, 1/15/21	54,000	54,054
2.65%, 1/15/23	36,000	36,227
3.63%, 1/15/24	65,000	67,409

Burlington Northern Santa Fe LLC 3.45%, 9/15/21	126,000	128,900
3.00%, 3/15/23	11,000	11,308

Capital One Financial Corp. 4.75%, 7/15/21	59,000	61,460
3.90%, 1/29/24	73,000	77,477

Cardinal Health, Inc. 3.20%, 3/15/23	12,000	12,330

Celanese U.S. Holdings LLC 5.88%, 6/15/21(a)	122,000	128,111

CenterPoint Energy, Inc. 3.85%, 2/1/24	12,000	12,667

Cigna Corp. 3.00%, 7/15/23(b)	23,000	23,521

Cisco Systems, Inc. 2.60%, 2/28/23(a)	17,000	17,393

Citigroup, Inc. 2.70%, 3/30/21	23,000	23,222
2.90%, 12/8/21	25,000	25,418
2.75%, 4/25/22	34,000	34,555
3.75%, 6/16/24	62,000	65,897
4.00%, 8/5/24	35,000	37,510

CME Group, Inc. 3.00%, 9/15/22(a)	22,000	22,656

Coca-Cola Co. (The) 1.88%, 10/27/20(a)	130,000	130,063
2.50%, 4/1/23(a)	17,000	17,394
3.20%, 11/1/23	24,000	25,189

Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	14,000	16,928

Comcast Corp. 2.75%, 3/1/23	29,000	29,646
3.60%, 3/1/24	13,000	13,791

Conagra Brands, Inc. 3.20%, 1/25/23	14,000	14,438

Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	75,066

Constellation Brands, Inc. 3.20%, 2/15/23	57,000	58,598

CSX Corp. 3.70%, 11/1/23	45,000	47,823

CVS Health Corp. 3.50%, 7/20/22	25,000	25,818
2.75%, 12/1/22	25,000	25,420
3.70%, 3/9/23	91,000	94,908

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2019

Investments	Principal Amount	Value
2.63%, 8/15/24	$79,000	$79,759

Discover Financial Services 3.85%, 11/21/22	17,000	17,783

Duke Energy Corp. 3.55%, 9/15/21	10,000	10,219
2.40%, 8/15/22	32,000	32,336

DuPont de Nemours, Inc. 4.21%, 11/15/23	17,000	18,200

Eastman Chemical Co. 3.60%, 8/15/22	10,000	10,354

eBay, Inc. 3.80%, 3/9/22(a)	77,000	79,625
2.60%, 7/15/22	22,000	22,135

Equifax, Inc. 3.95%, 6/15/23(a)	8,000	8,408

Eversource Energy 2.75%, 3/15/22, Series K	141,000	143,151

Exelon Corp. 3.50%, 6/1/22	44,000	45,204

Express Scripts Holding Co. 2.60%, 11/30/20	90,000	90,525

Exxon Mobil Corp. 2.22%, 3/1/21	155,000	155,949
2.73%, 3/1/23(a)	25,000	25,622

Fifth Third Bancorp 2.60%, 6/15/22	36,000	36,471

Fifth Third Bank 3.35%, 7/26/21	75,000	76,676

First Horizon National Corp. 3.50%, 12/15/20	45,000	45,504

Fiserv, Inc. 2.75%, 7/1/24	17,000	17,318

FLIR Systems, Inc. 3.13%, 6/15/21	90,000	90,752

Fortune Brands Home & Security, Inc. 4.00%, 9/21/23	51,000	53,929

General Dynamics Corp. 2.25%, 11/15/22	19,000	19,215

General Mills, Inc. 2.60%, 10/12/22	28,000	28,438

General Motors Financial Co., Inc. 3.45%, 1/14/22	64,000	65,452
3.70%, 5/9/23	67,000	69,117

Georgia Power Co. 2.00%, 9/8/20, Series C	19,000	18,995

Gilead Sciences, Inc. 4.40%, 12/1/21	35,000	36,533

Hershey Co. (The) 3.38%, 5/15/23(a)	85,000	89,058

Hewlett Packard Enterprise Co. 3.60%, 10/15/20	46,000	46,528

Honeywell International, Inc. 4.25%, 3/1/21	13,000	13,399

HP, Inc. 4.30%, 6/1/21	36,000	37,087

HSBC USA, Inc. 2.35%, 3/5/20	100,000	100,057

Huntington Bancshares, Inc. 3.15%, 3/14/21	29,000	29,366

Intel Corp. 2.88%, 5/11/24	22,000	22,866

Intercontinental Exchange, Inc. 2.35%, 9/15/22	104,000	105,100

International Business Machines Corp. 2.80%, 5/13/21	154,000	156,106
2.85%, 5/13/22	100,000	102,295

Interpublic Group of Cos., Inc. (The) 3.75%, 10/1/21	146,000	150,106
4.20%, 4/15/24	21,000	22,625

JPMorgan Chase & Co. 4.50%, 1/24/22	135,000	141,795
2.97%, 1/15/23(a)	74,000	75,432
3.88%, 2/1/24	71,000	75,830

Juniper Networks, Inc. 4.50%, 3/15/24	79,000	85,559

KeyCorp 5.10%, 3/24/21	27,000	28,027

Kimco Realty Corp. 3.13%, 6/1/23	19,000	19,481

Kroger Co. (The) 3.40%, 4/15/22	26,000	26,746

Laboratory Corp. of America Holdings 3.20%, 2/1/22	26,000	26,602

Lam Research Corp. 2.80%, 6/15/21	153,000	154,686

Las Vegas Sands Corp. 3.20%, 8/8/24	101,000	104,099

Lincoln National Corp. 4.00%, 9/1/23	144,000	153,424

Lockheed Martin Corp. 2.50%, 11/23/20	273,000	274,490

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23(a)	16,000	15,961
3.63%, 6/1/24(a)	22,000	22,240

Marathon Petroleum Corp. 5.13%, 3/1/21	26,000	26,926

Marriott International, Inc. 2.30%, 1/15/22	27,000	27,136

Marsh & McLennan Cos., Inc. 3.30%, 3/14/23	5,000	5,176
3.88%, 3/15/24	21,000	22,416

McDonald’s Corp. 2.63%, 1/15/22	31,000	31,456

McKesson Corp. 2.85%, 3/15/23	13,000	13,212

Medtronic, Inc. 3.15%, 3/15/22	11,000	11,317

Molson Coors Brewing Co. 2.10%, 7/15/21	15,000	15,017

Morgan Stanley 2.50%, 4/21/21	157,000	158,229

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2019

Investments	Principal Amount	Value
5.50%, 7/28/21	$81,000	$85,348
2.75%, 5/19/22	40,000	40,752
3.13%, 1/23/23	62,000	63,779
3.70%, 10/23/24	91,000	96,729

Mosaic Co. (The) 4.25%, 11/15/23	12,000	12,809

MPLX L.P. 4.50%, 7/15/23	47,000	49,980

NBCUniversal Media LLC 4.38%, 4/1/21	41,000	42,296

Newmont Goldcorp Corp. 3.50%, 3/15/22	148,000	151,959

NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/24	38,000	39,434

Northrop Grumman Corp. 2.55%, 10/15/22	23,000	23,356

NVIDIA Corp. 2.20%, 9/16/21	15,000	15,079

Occidental Petroleum Corp. 6.95%, 7/1/24	52,000	61,297
2.90%, 8/15/24	60,000	61,045

Omnicom Group, Inc. 3.65%, 11/1/24	36,000	38,075

Oracle Corp. 2.50%, 10/15/22	26,000	26,491
3.63%, 7/15/23	22,000	23,279
2.95%, 11/15/24	40,000	41,606

PepsiCo, Inc. 2.75%, 3/1/23	25,000	25,711

Pfizer, Inc. 2.80%, 3/11/22	48,000	49,028

Philip Morris International, Inc. 2.38%, 8/17/22	21,000	21,233
2.50%, 11/2/22	60,000	60,908

Phillips 66 4.30%, 4/1/22	16,000	16,801

Public Service Enterprise Group, Inc. 2.65%, 11/15/22	25,000	25,392

Republic Services, Inc. 3.55%, 6/1/22	25,000	25,836

Reynolds American, Inc. 4.00%, 6/12/22	26,000	27,073
4.85%, 9/15/23	24,000	26,038

Roper Technologies, Inc. 3.13%, 11/15/22	10,000	10,255

Santander Holdings USA, Inc. 3.40%, 1/18/23	25,000	25,649

Sempra Energy 2.90%, 2/1/23	32,000	32,656

Starbucks Corp. 3.10%, 3/1/23(a)	13,000	13,415

Synchrony Financial 2.70%, 2/3/20	95,000	95,034
4.25%, 8/15/24	44,000	46,991

Tech Data Corp. 3.70%, 2/15/22	30,000	30,676

Toyota Motor Credit Corp. 3.30%, 1/12/22	36,000	37,041

Truist Bank 3.20%, 4/1/24	46,000	47,893

Truist Financial Corp. 2.50%, 8/1/24	65,000	65,898

TWDC Enterprises 18 Corp. 2.45%, 3/4/22	7,000	7,102
2.35%, 12/1/22	26,000	26,404

Tyson Foods, Inc. 3.95%, 8/15/24(a)	14,000	15,022

Union Pacific Corp. 3.15%, 3/1/24	22,000	22,918

United Parcel Service, Inc. 3.13%, 1/15/21	73,000	73,888

United Technologies Corp. 3.10%, 6/1/22	27,000	27,712
3.65%, 8/16/23	33,000	34,816

UnitedHealth Group, Inc. 2.38%, 8/15/24	50,000	50,697

Verizon Communications, Inc. 5.15%, 9/15/23	34,000	37,827
3.50%, 11/1/24(a)	31,000	32,894

ViacomCBS, Inc. 4.50%, 3/1/21(a)	45,000	46,254
2.50%, 2/15/23(a)	28,000	28,194

Walgreen Co. 3.10%, 9/15/22	12,000	12,255

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	43,000	44,851

Walmart, Inc. 3.40%, 6/26/23	22,000	23,146

Wells Fargo & Co. 4.60%, 4/1/21	64,000	66,092
3.75%, 1/24/24	122,000	129,070
3.30%, 9/9/24	123,000	128,988

WestRock RKT LLC 4.90%, 3/1/22	9,000	9,485

TOTAL U.S. CORPORATE BONDS (Cost: $9,375,333)		9,485,876

FOREIGN CORPORATE BONDS – 4.8%

Germany – 2.4%

Deutsche Bank AG 2.70%, 7/13/20	36,000	36,029
4.25%, 10/14/21	100,000	102,879
3.70%, 5/30/24	100,000	101,565

Total Germany		240,473

Switzerland – 1.1%

ABB Finance USA, Inc. 3.38%, 4/3/23	28,000	29,126

Novartis Capital Corp. 2.40%, 5/17/22(a)	20,000	20,292
2.40%, 9/21/22	62,000	63,021

Total Switzerland		112,439

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2019

Investments	Principal Amount	Value

United Kingdom – 1.3%

BAT Capital Corp. 3.22%, 8/15/24	$78,000	$79,836

GlaxoSmithKline Capital, Inc. 3.38%, 5/15/23	56,000	58,442

Total United Kingdom		138,278
TOTAL FOREIGN CORPORATE BONDS (Cost: $483,184)		491,190

U.S. GOVERNMENT OBLIGATIONS – 0.4%

U.S. Treasury Note – 0.4%

U.S. Treasury Note 2.63%, 8/31/20

(Cost: $40,951)	41,000	41,265

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.6%

United States – 6.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $664,285)(d)	664,285	664,285

TOTAL INVESTMENTS IN SECURITIES – 105.2% (Cost: $10,563,753)		10,682,616

Other Assets less Liabilities – (5.2)%		(527,134)

NET ASSETS – 100.0%		$10,155,482
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $645,256 and the total market value of the collateral held by the Fund was $664,285.

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2019

Investments	Principal Amount	Value

U.S. CORPORATE BONDS – 96.3%

United States – 96.3%

Acadia Healthcare Co., Inc. 5.63%, 2/15/23	$150,000	$152,750

ADT Security Corp. (The) 6.25%, 10/15/21	125,000	132,103
4.13%, 6/15/23	67,000	69,233

AECOM 5.88%, 10/15/24	150,000	166,316

AES Corp. 4.88%, 5/15/23	192,000	195,280

AMC Networks, Inc. 5.00%, 4/1/24	150,000	153,375

American Airlines Group, Inc. 5.00%, 6/1/22(a)	200,000	209,500

American Axle & Manufacturing, Inc. 6.63%, 10/15/22(b)	190,000	193,147

Aramark Services, Inc. 5.13%, 1/15/24	50,000	51,414

Arconic, Inc. 5.40%, 4/15/21	190,000	195,944

Ashland LLC 4.75%, 8/15/22	50,000	52,375

Berry Global, Inc. 5.50%, 5/15/22	242,000	245,326

Cablevision Systems Corp. 5.88%, 9/15/22	311,000	335,656

California Resources Corp. 8.00%, 12/15/22(a)	200,000	86,500

CCO Holdings LLC 5.13%, 2/15/23	145,000	146,992
4.00%, 3/1/23(a)	177,000	179,874

CenturyLink, Inc. 5.80%, 3/15/22, Series T	293,000	308,544
7.50%, 4/1/24, Series Y(b)	100,000	112,959

Chemours Co. (The) 6.63%, 5/15/23(b)	100,000	100,592

Cinemark USA, Inc. 4.88%, 6/1/23	50,000	50,937

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24(a)	390,000	432,738

Cleveland-Cliffs, Inc. 4.88%, 1/15/24(a)	75,000	76,809

Cogent Communications Group, Inc. 5.38%, 3/1/22(a)	228,000	238,901

CommScope, Inc. 5.00%, 6/15/21(a)	23,000	23,078

Community Health Systems, Inc. 5.13%, 8/1/21(b)	199,000	199,448
6.25%, 3/31/23	277,000	281,847
8.63%, 1/15/24(a)(b)	100,000	106,249

Consolidated Communications, Inc. 6.50%, 10/1/22(b)	206,000	186,945

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	270,000	275,963

Crown Americas LLC 4.50%, 1/15/23	150,000	158,061

CSC Holdings LLC 6.75%, 11/15/21	166,000	179,031

CVR Partners L.P. 9.25%, 6/15/23(a)	75,000	78,500

DCP Midstream Operating L.P. 3.88%, 3/15/23(b)	50,000	51,250

Dell International LLC 5.88%, 6/15/21(a)	165,000	167,785

Denbury Resources, Inc. 9.00%, 5/15/21(a)	150,000	145,463
9.25%, 3/31/22(a)	142,000	134,234

Diamond Resorts International, Inc. 7.75%, 9/1/23(a)	171,000	176,310

DISH DBS Corp. 5.13%, 5/1/20	50,000	50,372
6.75%, 6/1/21	100,000	105,427
5.88%, 7/15/22	198,000	210,232
5.00%, 3/15/23	268,000	275,595

DPL, Inc. 7.25%, 10/15/21	2,000	2,106

Edgewell Personal Care Co. 4.70%, 5/24/22	174,000	180,959

EMC Corp. 3.38%, 6/1/23	205,000	209,610

Endo Finance LLC 5.38%, 1/15/23(a)	153,000	103,594

Ferrellgas L.P. 6.75%, 1/15/22	145,000	123,658

Forum Energy Technologies, Inc. 6.25%, 10/1/21	225,000	199,215

Freeport-McMoRan, Inc. 3.55%, 3/1/22	250,000	253,570
3.88%, 3/15/23	301,000	307,115

Frontier Communications Corp. 8.75%, 4/15/22	50,000	24,266
10.50%, 9/15/22	200,000	98,062
7.13%, 1/15/23	301,000	147,490

Gap, Inc. (The) 5.95%, 4/12/21	50,000	51,956

Genworth Holdings, Inc. 7.63%, 9/24/21	140,000	147,791
4.90%, 8/15/23	140,000	139,008

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/23(b)	225,000	229,410

Griffon Corp. 5.25%, 3/1/22	327,000	329,041

Hanesbrands, Inc. 4.63%, 5/15/24(a)	50,000	52,833

HCA Healthcare, Inc. 6.25%, 2/15/21	69,000	72,088

HCA, Inc. 7.50%, 2/15/22	43,000	47,592
5.88%, 5/1/23	180,000	199,304

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2019

Investments	Principal Amount	Value

Hughes Satellite Systems Corp. 7.63%, 6/15/21	$53,000	$56,724
6.63%, 8/1/26(b)	50,000	55,642

Huntsman International LLC 5.13%, 11/15/22	70,000	74,817

KB Home 7.63%, 5/15/23	100,000	112,292

Kennedy-Wilson, Inc. 5.88%, 4/1/24	75,000	77,062

L Brands, Inc. 5.63%, 10/15/23	243,000	262,643

Lamar Media Corp. 5.38%, 1/15/24	30,000	30,663

Lee Enterprises, Inc. 9.50%, 3/15/22(a)(b)	30,000	27,984

Lennar Corp. 4.75%, 11/15/22	75,000	78,884

Level 3 Financing, Inc. 5.38%, 8/15/22	144,000	144,569
5.63%, 2/1/23	145,000	145,796

Lions Gate Capital Holdings LLC 6.38%, 2/1/24(a)	60,000	62,851
5.88%, 11/1/24(a)	125,000	125,989

Martin Midstream Partners L.P. 7.25%, 2/15/21	274,000	250,135

MDC Partners, Inc. 6.50%, 5/1/24(a)	100,000	90,750

MEDNAX, Inc. 5.25%, 12/1/23(a)	100,000	102,459

Men’s Wearhouse, Inc. (The) 7.00%, 7/1/22(b)	192,000	183,900

MGM Growth Properties Operating Partnership L.P. 5.63%, 5/1/24	250,000	273,956

MGM Resorts International 6.00%, 3/15/23	315,000	346,369

Molina Healthcare, Inc. 5.38%, 11/15/22	194,000	206,563

Navient Corp. 6.50%, 6/15/22	199,000	216,164
5.50%, 1/25/23	118,000	126,260
7.25%, 9/25/23	147,000	166,480
6.13%, 3/25/24(b)	100,000	108,749

NCR Corp. 5.00%, 7/15/22	423,000	428,023

Newmark Group, Inc. 6.13%, 11/15/23	241,000	265,939

NextEra Energy Operating Partners L.P. 4.25%, 7/15/24(a)	150,000	156,500

Nielsen Finance LLC 5.00%, 4/15/22(a)	327,000	328,808

PBF Holding Co. LLC 7.00%, 11/15/23	220,000	228,891

PBF Logistics L.P. 6.88%, 5/15/23	260,000	268,447

Peabody Energy Corp. 6.00%, 3/31/22(a)(b)	302,000	295,205

Pitney Bowes, Inc. 4.13%, 10/1/21	49,000	49,784
4.63%, 5/15/22	161,000	162,258
5.20%, 4/1/23	262,000	258,834

Plantronics, Inc. 5.50%, 5/31/23(a)	150,000	146,999

PolyOne Corp. 5.25%, 3/15/23	50,000	54,005

PQ Corp. 6.75%, 11/15/22(a)	50,000	51,812

Prestige Brands, Inc. 6.38%, 3/1/24(a)	175,000	182,365

Realogy Group LLC 4.88%, 6/1/23(a)(b)	234,000	231,075

Rite Aid Corp. 6.13%, 4/1/23(a)	125,000	115,313

RR Donnelley & Sons Co. 7.88%, 3/15/21	16,000	16,606

Sabre GLBL, Inc. 5.38%, 4/15/23(a)	175,000	179,652

Sealed Air Corp. 4.88%, 12/1/22(a)	193,000	204,881

SESI LLC 7.13%, 12/15/21(b)	50,000	42,770

Sirius XM Radio, Inc. 3.88%, 8/1/22(a)	172,000	176,084
4.63%, 5/15/23(a)	43,000	43,735

Springleaf Finance Corp. 6.13%, 5/15/22	429,000	461,711

Steel Dynamics, Inc. 5.13%, 10/1/21	46,000	46,028
5.25%, 4/15/23	85,000	86,663

T-Mobile USA, Inc. 4.00%, 4/15/22	150,000	153,936

TEGNA, Inc. 6.38%, 10/15/23	75,000	77,344

Tenet Healthcare Corp. 8.13%, 4/1/22	271,000	300,276
6.75%, 6/15/23	225,000	247,679

Titan International, Inc. 6.50%, 11/30/23	134,000	114,961

Toll Brothers Finance Corp. 5.88%, 2/15/22	76,000	80,584
4.38%, 4/15/23	125,000	130,989

TreeHouse Foods, Inc. 6.00%, 2/15/24(a)(b)	100,000	103,834

Vista Outdoor, Inc. 5.88%, 10/1/23	131,000	125,776

Vistra Energy Corp. 5.88%, 6/1/23	150,000	153,830

Wynn Las Vegas LLC 4.25%, 5/30/23(a)(b)	50,000	52,490

XPO Logistics, Inc. 6.13%, 9/1/23(a)	119,000	123,092

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2019

Investments	Principal Amount	Value

Zayo Group LLC 6.00%, 4/1/23	$315,000	$322,744

TOTAL U.S. CORPORATE BONDS (Cost: $19,255,425)		19,409,347

FOREIGN CORPORATE BONDS – 1.2%

Israel – 0.1%

Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/20	30,000	30,053

United Kingdom – 1.1%

Avon International Operations, Inc. 7.88%, 8/15/22(a)	207,000	216,314
TOTAL FOREIGN CORPORATE BONDS (Cost: $241,513)		246,367

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.1%

United States – 9.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $1,841,183)(d)	1,841,183	1,841,183

TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $21,338,121)		21,496,897

Other Assets less Liabilities – (6.6)%		(1,337,528)

NET ASSETS – 100.0%		$20,159,369
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,866,936 and the total market value of the collateral held by the Fund was $1,934,487. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $93,304.

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2019

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 114.0%

U.S. Treasury Bills – 114.0%

U.S. Treasury Bills
1.54%, 1/2/20*	$706,000	$706,000
1.57%, 1/2/20*	14,000	14,000
1.50%, 2/4/20*	223,000	222,681
1.58%, 2/6/20*	534,000	533,229
1.51%, 2/11/20*	246,000	245,595
1.57%, 2/13/20*	558,000	557,035
1.50%, 2/18/20*	235,000	234,544
1.54%, 2/20/20*	269,000	268,447
1.58%, 2/20/20*	283,000	282,418
1.50%, 2/27/20*	259,000	258,394
1.57%, 2/27/20*	458,000	456,928
1.49%, 3/5/20*	533,000	531,603
1.51%, 3/12/20*	533,000	531,448
1.49%, 3/19/20*	532,000	530,320
1.53%, 3/26/20*	431,000	429,489

TOTAL INVESTMENTS IN SECURITIES – 114.0% (Cost: $5,801,903)		5,802,131

Other Assets less Liabilities – (14.0)%		(711,579)

NET ASSETS – 100.0%		$5,090,552
*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAPS – SHORT EXPOSURE TO REFERENCE ENTITY (OTC – OVER THE COUNTER)

Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.03% (1-Month London Interbank Offered Rate plus 0.31%), Monthly	Bank of America Merrill Lynch	10/2/20	$1,277,946	$—	$—	$—	$(54,366)
S&P 500 Index	2.05% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Citigroup, Inc.	10/2/20	1,271,393	—	—	—	(54,073)
S&P 500 Index	2.00% (1-Month London Interbank Offered Rate plus 0.38%), Monthly	Goldman Sachs	10/2/20	511,178	—	—	—	(21,757)
S&P 500 Index	2.00% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Morgan Stanley & Co.	10/2/20	504,625	—	—	—	(21,478)
S&P 500 Index	1.95% (1-Month London Interbank Offered Rate plus 0.45%), Monthly	Royal Bank of Canada	11/4/20	504,625	—	—	—	(21,497)
				$4,069,767	$—	$—	$—	$(173,171)

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 0.9%

Lockheed Martin Corp.	824	$320,849

Air Freight & Logistics – 1.3%

C.H. Robinson Worldwide, Inc.	5,816	454,811

Airlines – 0.6%

Delta Air Lines, Inc.	3,938	230,294

Banks – 2.3%

Comerica, Inc.	3,575	256,506

SVB Financial Group*	984	247,024

Western Alliance Bancorp	5,094	290,358

Total Banks		793,888

Beverages – 0.7%

Brown-Forman Corp. Class B	3,637	245,861

Biotechnology – 3.1%

Alexion Pharmaceuticals, Inc.*	1,762	190,560

Arena Pharmaceuticals, Inc.*	4,252	193,126

Biogen, Inc.*	972	288,422

Gilead Sciences, Inc.	6,600	428,868

Total Biotechnology		1,100,976

Capital Markets – 0.9%

E*TRADE Financial Corp.	6,811	309,015

Chemicals – 1.0%

Chemours Co. (The)(a)	18,745	339,097

Communications Equipment – 3.5%

Arista Networks, Inc.*	661	134,447

Cisco Systems, Inc.	7,602	364,592

Motorola Solutions, Inc.	3,104	500,179

Ubiquiti, Inc.(a)	1,251	236,414

Total Communications Equipment		1,235,632

Consumer Finance – 3.5%

Discover Financial Services	2,987	253,357

Navient Corp.	17,535	239,879

OneMain Holdings, Inc.	5,619	236,841

SLM Corp.	26,076	232,337

Synchrony Financial	7,112	256,103

Total Consumer Finance		1,218,517

Diversified Consumer Services – 0.6%

H&R Block, Inc.	9,424	221,276

Diversified Telecommunication Services – 2.1%

CenturyLink, Inc.	14,418	190,462

Verizon Communications, Inc.	9,097	558,556

Total Diversified Telecommunication Services		749,018

Electric Utilities – 1.5%

PPL Corp.	14,290	512,725

Electronic Equipment, Instruments & Components – 2.5%

Amphenol Corp. Class A	3,868	418,634

Vishay Intertechnology, Inc.	10,438	222,225

Zebra Technologies Corp. Class A*	905	231,173

Total Electronic Equipment, Instruments & Components		872,032

Entertainment – 1.6%

Activision Blizzard, Inc.	4,861	288,840

Electronic Arts, Inc.*	2,723	292,750

Total Entertainment		581,590

Equity Real Estate Investment Trusts (REITs) – 6.7%

Equity Commonwealth	30,989	1,017,369

Lexington Realty Trust	33,601	356,843

Medical Properties Trust, Inc.	29,702	627,009

Vornado Realty Trust	5,157	342,940

Total Equity Real Estate Investment Trusts (REITs)		2,344,161

Food Products – 2.4%

Hormel Foods Corp.	18,636	840,670

Gas Utilities – 0.9%

National Fuel Gas Co.	6,758	314,517

Health Care Equipment & Supplies – 0.6%

Integer Holdings Corp.*	2,711	218,046

Health Care Providers & Services – 6.3%

Anthem, Inc.	2,011	607,382

HCA Healthcare, Inc.	2,629	388,592

Humana, Inc.	1,681	616,120

Molina Healthcare, Inc.*	1,743	236,508

Universal Health Services, Inc. Class B	2,491	357,359

Total Health Care Providers & Services		2,205,961

Hotels, Restaurants & Leisure – 2.1%

Cracker Barrel Old Country Store, Inc.	2,751	422,939

Las Vegas Sands Corp.	4,634	319,931

Total Hotels, Restaurants & Leisure		742,870

Household Products – 3.2%

Clorox Co. (The)	1,631	250,424

Colgate-Palmolive Co.	3,159	217,466

Kimberly-Clark Corp.	2,030	279,226

WD-40 Co.	1,962	380,903

Total Household Products		1,128,019

Independent Power & Renewable Electricity Producers – 1.1%

AES Corp.	19,213	382,339

Industrial Conglomerates – 0.9%

3M Co.	1,712	302,031

Insurance – 1.0%

MetLife, Inc.	6,887	351,030

Interactive Media & Services – 3.1%

Alphabet, Inc. Class A*	373	499,592

Twitter, Inc.*	18,000	576,900

Total Interactive Media & Services		1,076,492

Internet & Direct Marketing Retail – 0.8%

eBay, Inc.	7,837	282,994

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2019

Investments	Shares	Value

IT Services – 4.0%

Cognizant Technology Solutions Corp. Class A	5,666	$351,406

EPAM Systems, Inc.*	1,270	269,443

Western Union Co. (The)(a)	28,835	772,201

Total IT Services		1,393,050

Life Sciences Tools & Services – 1.0%

Bio-Rad Laboratories, Inc. Class A*	919	340,058

Machinery – 1.9%

Cummins, Inc.	1,733	310,138

Illinois Tool Works, Inc.	2,010	361,056

Total Machinery		671,194

Media – 6.0%

AMC Networks, Inc. Class A*	6,400	252,800

Interpublic Group of Cos., Inc. (The)	19,349	446,962

Omnicom Group, Inc.	12,497	1,012,507

Sinclair Broadcast Group, Inc. Class A	5,046	168,233

TEGNA, Inc.	14,342	239,368

Total Media		2,119,870

Metals & Mining – 1.8%

Steel Dynamics, Inc.	18,255	621,400

Multiline Retail – 1.1%

Nordstrom, Inc.	9,606	393,174

Oil, Gas & Consumable Fuels – 3.7%

CVR Energy, Inc.	6,492	262,472

Delek U.S. Holdings, Inc.	6,494	217,744

Equitrans Midstream Corp.(a)	19,465	260,052

Occidental Petroleum Corp.	13,337	549,618

Total Oil, Gas & Consumable Fuels		1,289,886

Pharmaceuticals – 2.4%

Bristol-Myers Squibb Co.	13,087	840,055

Professional Services – 0.6%

Robert Half International, Inc.	3,516	222,035

Semiconductors & Semiconductor Equipment – 4.8%

Entegris, Inc.	4,414	221,097

Intel Corp.	8,798	526,560

KLA Corp.	1,299	231,443

Maxim Integrated Products, Inc.	4,549	279,809

Teradyne, Inc.	3,000	204,570

Xilinx, Inc.	2,249	219,885

Total Semiconductors & Semiconductor Equipment		1,683,364

Software – 9.5%

Aspen Technology, Inc.*	1,798	217,432

Cadence Design Systems, Inc.*	4,037	280,006

Citrix Systems, Inc.	6,577	729,389

Fortinet, Inc.*	3,059	326,579

Microsoft Corp.	4,275	674,168

Oracle Corp.	6,629	351,204

Qualys, Inc.*	4,812	401,177

VMware, Inc. Class A*	2,311	350,787

Total Software		3,330,742

Specialty Retail – 0.7%

Best Buy Co., Inc.	2,930	257,254

Technology Hardware, Storage & Peripherals – 0.6%

NetApp, Inc.	3,546	220,739

Textiles, Apparel & Luxury Goods – 2.1%

Carter’s, Inc.	2,938	321,241

Hanesbrands, Inc.	12,976	192,693

Tapestry, Inc.	8,637	232,940

Total Textiles, Apparel & Luxury Goods		746,874

Thrifts & Mortgage Finance – 1.5%

MGIC Investment Corp.	18,887	267,629

Radian Group, Inc.	10,012	251,902

Total Thrifts & Mortgage Finance		519,531

Tobacco – 0.5%

Philip Morris International, Inc.	2,123	180,646

Trading Companies & Distributors – 2.4%

Fastenal Co.	5,313	196,315

MSC Industrial Direct Co., Inc. Class A	3,039	238,470

Watsco, Inc.	2,338	421,191

Total Trading Companies & Distributors		855,976
TOTAL COMMON STOCKS (Cost: $33,654,405)		35,060,559

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b)
(Cost: $529,220)(c)	529,220	529,220

TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $34,183,625)		35,589,779

Other Assets less Liabilities – (1.3)%		(462,708)

NET ASSETS – 100.0%		$35,127,071
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,439,987 and the total market value of the collateral held by the Fund was $1,473,658. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $944,438.

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 91.6%

Argentina – 0.1%

Internet & Direct Marketing Retail – 0.1%

MercadoLibre, Inc.*	45	$25,737

China – 0.1%

Hotels, Restaurants & Leisure – 0.1%

Yum China Holdings, Inc.	837	40,184

Israel – 0.1%

Software – 0.1%

Check Point Software Technologies Ltd.*	225	24,966

Netherlands – 0.1%

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors N.V.	529	67,321

Peru – 0.0%

Banks – 0.0%

Credicorp Ltd.	33	7,033

Russia – 0.1%

Interactive Media & Services – 0.1%

Yandex N.V. Class A*	630	27,399

United Kingdom – 0.4%

Beverages – 0.0%

Coca-Cola European Partners PLC	271	13,788

Chemicals – 0.4%

Linde PLC	830	176,707

Energy Equipment & Services – 0.0%

TechnipFMC PLC	243	5,210
Total United Kingdom		195,705

United States – 90.7%

Aerospace & Defense – 2.2%

Arconic, Inc.	630	19,385

Boeing Co. (The)	840	273,638

General Dynamics Corp.	330	58,196

L3Harris Technologies, Inc.	288	56,987

Lockheed Martin Corp.	374	145,628

Northrop Grumman Corp.	240	82,553

Raytheon Co.	390	85,699

Teledyne Technologies, Inc.*	13	4,505

TransDigm Group, Inc.	60	33,600

United Technologies Corp.	1,573	235,572

Total Aerospace & Defense		995,763

Air Freight & Logistics – 0.5%

C.H. Robinson Worldwide, Inc.	140	10,948

Expeditors International of Washington, Inc.	225	17,554

FedEx Corp.	362	54,738

United Parcel Service, Inc. Class B	1,109	129,820

Total Air Freight & Logistics		213,060

Airlines – 0.3%

American Airlines Group, Inc.	409	11,730

Delta Air Lines, Inc.	924	54,036

Southwest Airlines Co.	688	37,138

United Airlines Holdings, Inc.*	360	31,712

Total Airlines		134,616

Auto Components – 0.1%

Aptiv PLC	375	35,614

Automobiles – 0.4%

Ford Motor Co.	5,595	52,034

General Motors Co.	1,653	60,500

Tesla, Inc.*	150	62,749

Total Automobiles		175,283

Banks – 5.4%

Bank of America Corp.	13,389	471,561

Citigroup, Inc.	3,617	288,962

Citizens Financial Group, Inc.	810	32,894

Comerica, Inc.	194	13,919

Fifth Third Bancorp	1,170	35,966

First Republic Bank	140	16,443

Huntington Bancshares, Inc.	1,935	29,180

JPMorgan Chase & Co.	4,858	677,205

KeyCorp	1,980	40,075

M&T Bank Corp.	195	33,101

PNC Financial Services Group, Inc. (The)	675	107,750

Regions Financial Corp.	1,770	30,373

SVB Financial Group*	75	18,828

Truist Financial Corp.	2,125	119,680

U.S. Bancorp	2,330	138,146

Wells Fargo & Co.	6,572	353,574

Total Banks		2,407,657

Beverages – 1.7%

Brown-Forman Corp. Class B	374	25,282

Coca-Cola Co. (The)	6,239	345,329

Constellation Brands, Inc. Class A	240	45,540

Molson Coors Brewing Co. Class B	285	15,362

Monster Beverage Corp.*	615	39,083

PepsiCo, Inc.	2,234	305,321

Total Beverages		775,917

Biotechnology – 1.8%

AbbVie, Inc.	2,183	193,283

Alexion Pharmaceuticals, Inc.*	204	22,063

Amgen, Inc.	870	209,731

Biogen, Inc.*	270	80,117

BioMarin Pharmaceutical, Inc.*	234	19,785

Exact Sciences Corp.*	210	19,421

Gilead Sciences, Inc.	1,773	115,209

Incyte Corp.*	300	26,196

Regeneron Pharmaceuticals, Inc.*	92	34,544

Seattle Genetics, Inc.*	87	9,941

Vertex Pharmaceuticals, Inc.*	270	59,116

Total Biotechnology		789,406

Building Products – 0.2%

Allegion PLC	39	4,857

Johnson Controls International PLC	1,498	60,983

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2019

Investments	Shares	Value

Masco Corp.	540	$25,915

Total Building Products		91,755

Capital Markets – 2.4%

Ameriprise Financial, Inc.	225	37,480

Bank of New York Mellon Corp. (The)	1,305	65,681

BlackRock, Inc.	180	90,486

Charles Schwab Corp. (The)	1,503	71,483

CME Group, Inc.	464	93,134

FactSet Research Systems, Inc.	15	4,024

Goldman Sachs Group, Inc. (The)	570	131,060

Intercontinental Exchange, Inc.	825	76,354

MarketAxess Holdings, Inc.	12	4,549

Moody’s Corp.	302	71,698

Morgan Stanley	2,188	111,851

MSCI, Inc.	165	42,600

Nasdaq, Inc.	64	6,854

Northern Trust Corp.	330	35,059

Raymond James Financial, Inc.	210	18,787

S&P Global, Inc.	375	102,394

State Street Corp.	631	49,912

T. Rowe Price Group, Inc.	330	40,207

Total Capital Markets		1,053,613

Chemicals – 1.2%

Air Products & Chemicals, Inc.	315	74,022

Celanese Corp.	286	35,212

CF Industries Holdings, Inc.	288	13,749

Corteva, Inc.*	669	19,776

Dow, Inc.*	909	49,750

DuPont de Nemours, Inc.	1,006	64,585

Eastman Chemical Co.	54	4,280

Ecolab, Inc.	404	77,968

FMC Corp.	240	23,957

International Flavors & Fragrances, Inc.	120	15,482

LyondellBasell Industries N.V. Class A	474	44,784

PPG Industries, Inc.	360	48,056

Sherwin-Williams Co. (The)	120	70,025

Total Chemicals		541,646

Commercial Services & Supplies – 0.4%

Cintas Corp.	149	40,093

Copart, Inc.*	467	42,469

Republic Services, Inc.	374	33,522

Waste Connections, Inc.	149	13,528

Waste Management, Inc.	585	66,666

Total Commercial Services & Supplies		196,278

Communications Equipment – 0.7%

Arista Networks, Inc.*	60	12,204

Cisco Systems, Inc.	5,865	281,286

Motorola Solutions, Inc.	210	33,839

Total Communications Equipment		327,329

Construction & Engineering – 0.1%

Jacobs Engineering Group, Inc.	285	25,602

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	105	29,362

Vulcan Materials Co.	165	23,759

Total Construction Materials		53,121

Consumer Finance – 0.7%

Ally Financial, Inc.	435	13,294

American Express Co.	1,139	141,794

Capital One Financial Corp.	645	66,377

Discover Financial Services	537	45,548

Synchrony Financial	976	35,146

Total Consumer Finance		302,159

Containers & Packaging – 0.2%

Amcor PLC*	1,340	14,526

Ball Corp.	454	29,360

International Paper Co.	791	36,426

Packaging Corp. of America	61	6,831

Total Containers & Packaging		87,143

Distributors – 0.1%

Genuine Parts Co.	130	13,810

LKQ Corp.*	733	26,168

Total Distributors		39,978

Diversified Financial Services – 1.5%

Berkshire Hathaway, Inc. Class B*	2,925	662,512

Diversified Telecommunication Services – 2.0%

AT&T, Inc.	11,410	445,903

CenturyLink, Inc.	764	10,092

Verizon Communications, Inc.	6,850	420,590

Total Diversified Telecommunication Services		876,585

Electric Utilities – 1.7%

Alliant Energy Corp.	551	30,151

American Electric Power Co., Inc.	660	62,377

Duke Energy Corp.	1,020	93,034

Edison International	174	13,121

Entergy Corp.	370	44,326

Evergy, Inc.	299	19,462

Eversource Energy	405	34,453

Exelon Corp.	1,259	57,398

FirstEnergy Corp.	735	35,721

NextEra Energy, Inc.	672	162,731

Pinnacle West Capital Corp.	274	24,641

PPL Corp.	1,185	42,518

Southern Co. (The)	1,649	105,041

Xcel Energy, Inc.	804	51,046

Total Electric Utilities		776,020

Electrical Equipment – 0.5%

AMETEK, Inc.	330	32,914

Eaton Corp. PLC	600	56,832

Emerson Electric Co.	1,098	83,733

Rockwell Automation, Inc.	180	36,481

Total Electrical Equipment		209,960

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2019

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp. Class A	381	$41,236

CDW Corp.	132	18,855

Corning, Inc.	1,081	31,468

Keysight Technologies, Inc.*	180	18,473

TE Connectivity Ltd.	510	48,878

Zebra Technologies Corp. Class A*	18	4,598

Total Electronic Equipment, Instruments & Components		163,508

Energy Equipment & Services – 0.2%

Baker Hughes Co.	916	23,477

Halliburton Co.	346	8,467

Schlumberger Ltd.	1,775	71,355

Total Energy Equipment & Services		103,299

Entertainment – 1.6%

Activision Blizzard, Inc.	1,299	77,187

Electronic Arts, Inc.*	425	45,692

Live Nation Entertainment, Inc.*	55	3,931

Netflix, Inc.*	536	173,433

Spotify Technology S.A.*	61	9,122

Take-Two Interactive Software, Inc.*	181	22,160

Walt Disney Co. (The)	2,641	381,968

Total Entertainment		713,493

Equity Real Estate Investment Trusts (REITs) – 2.6%

Alexandria Real Estate Equities, Inc.	91	14,704

American Tower Corp.	660	151,681

AvalonBay Communities, Inc.	210	44,037

Boston Properties, Inc.	119	16,405

Camden Property Trust	230	24,403

Crown Castle International Corp.	585	83,158

Digital Realty Trust, Inc.	285	34,126

Duke Realty Corp.	195	6,761

Equinix, Inc.	119	69,460

Equity LifeStyle Properties, Inc.	76	5,350

Equity Residential	568	45,963

Essex Property Trust, Inc.	61	18,352

Extra Space Storage, Inc.	206	21,758

Federal Realty Investment Trust	28	3,604

Healthpeak Properties, Inc. REIT	626	21,578

Host Hotels & Resorts, Inc.	1,299	24,096

Invitation Homes, Inc.	644	19,301

Mid-America Apartment Communities, Inc.	79	10,417

National Retail Properties, Inc.	64	3,432

Omega Healthcare Investors, Inc.	88	3,727

Prologis, Inc.	1,005	89,586

Public Storage	83	17,676

Realty Income Corp.	597	43,957

Regency Centers Corp.	360	22,712

SBA Communications Corp.	211	50,849

Simon Property Group, Inc.	416	61,967

Sun Communities, Inc.	150	22,515

UDR, Inc.	594	27,740

Ventas, Inc.	337	19,458

VEREIT, Inc.	850	7,854

VICI Properties, Inc.	1,201	30,685

Vornado Realty Trust	330	21,945

W.P. Carey, Inc.	131	10,485

Welltower, Inc.	706	57,737

Weyerhaeuser Co.	1,290	38,958

Total Equity Real Estate Investment Trusts (REITs)		1,146,437

Food & Staples Retailing – 1.5%

Costco Wholesale Corp.	644	189,285

Kroger Co. (The)	786	22,786

Sysco Corp.	1,053	90,074

U.S. Foods Holding Corp.*	251	10,514

Walgreens Boots Alliance, Inc.	1,070	63,087

Walmart, Inc.	2,432	289,019

Total Food & Staples Retailing		664,765

Food Products – 1.0%

Archer-Daniels-Midland Co.	673	31,194

Campbell Soup Co.	320	15,814

Conagra Brands, Inc.	674	23,078

General Mills, Inc.	989	52,971

Hershey Co. (The)	198	29,102

Hormel Foods Corp.	419	18,901

J.M. Smucker Co. (The)	150	15,620

Kellogg Co.	254	17,567

Kraft Heinz Co. (The)	434	13,944

Lamb Weston Holdings, Inc.	328	28,218

McCormick & Co., Inc. Non-Voting Shares	150	25,459

Mondelez International, Inc. Class A	2,598	143,098

Tyson Foods, Inc. Class A	360	32,774

Total Food Products		447,740

Gas Utilities – 0.1%

Atmos Energy Corp.	77	8,613

UGI Corp.	394	17,793

Total Gas Utilities		26,406

Health Care Equipment & Supplies – 3.0%

Abbott Laboratories	2,669	231,829

Align Technology, Inc.*	61	17,022

Baxter International, Inc.	841	70,324

Becton, Dickinson and Co.	330	89,750

Boston Scientific Corp.*	2,072	93,696

Cooper Cos., Inc. (The)	60	19,277

Danaher Corp.	1,009	154,861

Dentsply Sirona, Inc.	355	20,090

DexCom, Inc.*	60	13,124

Edwards Lifesciences Corp.*	299	69,754

IDEXX Laboratories, Inc.*	105	27,419

Intuitive Surgical, Inc.*	135	79,805

Medtronic PLC	2,185	247,888

ResMed, Inc.	114	17,667

STERIS PLC	198	30,179

Stryker Corp.	468	98,252

Teleflex, Inc.	24	9,035

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2019

Investments	Shares	Value

Varian Medical Systems, Inc.*	120	$17,041

Zimmer Biomet Holdings, Inc.	300	44,904

Total Health Care Equipment & Supplies		1,351,917

Health Care Providers & Services – 2.4%

AmerisourceBergen Corp.	225	19,130

Anthem, Inc.	345	104,200

Cardinal Health, Inc.	464	23,469

Centene Corp.*	491	30,869

Cigna Corp.*	485	99,178

CVS Health Corp.	1,925	143,008

HCA Healthcare, Inc.	405	59,863

Henry Schein, Inc.*	239	15,946

Humana, Inc.	179	65,607

Laboratory Corp. of America Holdings*	135	22,838

McKesson Corp.	300	41,496

Quest Diagnostics, Inc.	209	22,319

UnitedHealth Group, Inc.	1,337	393,051

Universal Health Services, Inc. Class B	134	19,224

WellCare Health Plans, Inc.*	59	19,483

Total Health Care Providers & Services		1,079,681

Health Care Technology – 0.2%

Cerner Corp.	800	58,712

Veeva Systems, Inc. Class A*	179	25,178

Total Health Care Technology		83,890

Hotels, Restaurants & Leisure – 1.6%

Carnival Corp.	179	9,099

Chipotle Mexican Grill, Inc.*	45	37,670

Darden Restaurants, Inc.	150	16,352

Domino’s Pizza, Inc.	60	17,627

Hilton Worldwide Holdings, Inc.	465	51,573

Las Vegas Sands Corp.	513	35,418

Marriott International, Inc. Class A	494	74,806

McDonald’s Corp.	979	193,460

MGM Resorts International	1,344	44,715

Norwegian Cruise Line Holdings Ltd.*	467	27,277

Royal Caribbean Cruises Ltd.	240	32,042

Starbucks Corp.	1,394	122,561

Wynn Resorts Ltd.	75	10,415

Yum! Brands, Inc.	329	33,140

Total Hotels, Restaurants & Leisure		706,155

Household Durables – 0.3%

D.R. Horton, Inc.	649	34,235

Garmin Ltd.	161	15,707

Lennar Corp. Class A	621	34,646

NVR, Inc.*	2	7,617

PulteGroup, Inc.	604	23,435

Whirlpool Corp.	25	3,688

Total Household Durables		119,328

Household Products – 1.6%

Church & Dwight Co., Inc.	360	25,322

Clorox Co. (The)	227	34,854

Colgate-Palmolive Co.	1,095	75,380

Kimberly-Clark Corp.	509	70,013

Procter & Gamble Co. (The)	3,919	489,483

Total Household Products		695,052

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	235	4,677

NRG Energy, Inc.	580	23,055

Vistra Energy Corp.	955	21,955

Total Independent Power & Renewable Electricity Producers		49,687

Industrial Conglomerates – 1.2%

3M Co.	737	130,021

General Electric Co.	11,492	128,251

Honeywell International, Inc.	1,184	209,568

Roper Technologies, Inc.	135	47,821

Total Industrial Conglomerates		515,661

Insurance – 2.1%

Aflac, Inc.	1,307	69,140

Alleghany Corp.*	5	3,998

Allstate Corp. (The)	555	62,410

American International Group, Inc.	1,269	65,138

Aon PLC	360	74,984

Arch Capital Group Ltd.*	569	24,404

Arthur J. Gallagher & Co.	240	22,855

Chubb Ltd.	659	102,580

Cincinnati Financial Corp.	210	22,082

Fidelity National Financial, Inc.	420	19,047

Globe Life, Inc.	270	28,418

Hartford Financial Services Group, Inc. (The)	540	32,816

Lincoln National Corp.	390	23,014

Loews Corp.	194	10,183

Markel Corp.*	30	34,295

Marsh & McLennan Cos., Inc.	734	81,775

MetLife, Inc.	1,425	72,632

Principal Financial Group, Inc.	300	16,500

Progressive Corp. (The)	514	37,209

Prudential Financial, Inc.	615	57,650

Reinsurance Group of America, Inc.	44	7,175

Travelers Cos., Inc. (The)	299	40,948

W.R. Berkley Corp.	54	3,731

Willis Towers Watson PLC	179	36,147

Total Insurance		949,131

Interactive Media & Services – 4.8%

Alphabet, Inc. Class A*	454	608,083

Alphabet, Inc. Class C*	500	668,510

Facebook, Inc. Class A*	3,792	778,308

IAC/InterActiveCorp*	105	26,156

Snap, Inc. Class A*	1,263	20,625

Twitter, Inc.*	615	19,711

Total Interactive Media & Services		2,121,393

Internet & Direct Marketing Retail – 3.1%

Amazon.com, Inc.*	639	1,180,770

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2019

Investments	Shares	Value

Booking Holdings, Inc.*	60	$123,224

eBay, Inc.	1,131	40,840

Expedia Group, Inc.	188	20,330

Total Internet & Direct Marketing Retail		1,365,164

IT Services – 5.1%

Accenture PLC Class A	1,104	232,469

Akamai Technologies, Inc.*	302	26,087

Automatic Data Processing, Inc.	606	103,323

Booz Allen Hamilton Holding Corp.	54	3,841

Broadridge Financial Solutions, Inc.	150	18,531

Cognizant Technology Solutions Corp. Class A	857	53,151

EPAM Systems, Inc.*	25	5,304

Fidelity National Information Services, Inc.	1,039	144,515

Fiserv, Inc.*	909	105,108

FleetCor Technologies, Inc.*	120	34,526

Gartner, Inc.*	119	18,338

Global Payments, Inc.	360	65,722

GoDaddy, Inc. Class A*	373	25,334

International Business Machines Corp.	1,206	161,652

Jack Henry & Associates, Inc.	26	3,787

Leidos Holdings, Inc.	122	11,943

MasterCard, Inc. Class A	1,382	412,651

Okta, Inc.*	54	6,230

Paychex, Inc.	692	58,862

PayPal Holdings, Inc.*	1,813	196,112

Square, Inc. Class A*	679	42,478

Twilio, Inc. Class A*	135	13,268

VeriSign, Inc.*	150	28,902

Visa, Inc. Class A	2,588	486,285

Total IT Services		2,258,419

Leisure Products – 0.0%

Hasbro, Inc.	205	21,650

Life Sciences Tools & Services – 0.8%

Agilent Technologies, Inc.	568	48,456

Illumina, Inc.*	164	54,405

IQVIA Holdings, Inc.*	240	37,083

Mettler-Toledo International, Inc.*	29	23,005

Thermo Fisher Scientific, Inc.	585	190,049

Waters Corp.*	105	24,533

Total Life Sciences Tools & Services		377,531

Machinery – 1.4%

Caterpillar, Inc.	933	137,785

Cummins, Inc.	240	42,950

Deere & Co.	446	77,274

Dover Corp.	246	28,354

Fortive Corp.	276	21,084

IDEX Corp.	24	4,128

Illinois Tool Works, Inc.	450	80,833

Ingersoll-Rand PLC	360	47,851

PACCAR, Inc.	540	42,714

Parker-Hannifin Corp.	195	40,135

Stanley Black & Decker, Inc.	236	39,115

Westinghouse Air Brake Technologies Corp.	287	22,329

Xylem, Inc.	269	21,195

Total Machinery		605,747

Media – 1.4%

Altice USA, Inc. Class A*	471	12,877

Charter Communications, Inc. Class A*	255	123,695

Comcast Corp. Class A	7,571	340,468

Discovery, Inc. Class C*	509	15,519

DISH Network Corp. Class A*	119	4,221

Fox Corp. Class A	695	25,764

Liberty Broadband Corp. Class C*	339	42,629

Liberty Global PLC Class C*	305	6,648

Omnicom Group, Inc.	360	29,167

ViacomCBS, Inc. Class B	33	1,385

Total Media		602,373

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	2,085	27,355

Newmont Goldcorp Corp.	1,473	64,002

Nucor Corp.	435	24,482

Total Metals & Mining		115,839

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Annaly Capital Management, Inc.	774	7,291

Multi-Utilities – 0.9%

Ameren Corp.	255	19,584

CenterPoint Energy, Inc.	347	9,463

CMS Energy Corp.	539	33,871

Consolidated Edison, Inc.	560	50,663

Dominion Energy, Inc.	1,141	94,498

DTE Energy Co.	210	27,273

NiSource, Inc.	749	20,852

Public Service Enterprise Group, Inc.	539	31,828

Sempra Energy	482	73,013

WEC Energy Group, Inc.	572	52,755

Total Multi-Utilities		413,800

Multiline Retail – 0.4%

Dollar General Corp.	315	49,133

Dollar Tree, Inc.*	358	33,670

Target Corp.	785	100,645

Total Multiline Retail		183,448

Oil, Gas & Consumable Fuels – 3.4%

Apache Corp.	299	7,651

Cheniere Energy, Inc.*	717	43,787

Chevron Corp.	3,014	363,217

Concho Resources, Inc.	411	35,991

ConocoPhillips	1,400	91,042

Diamondback Energy, Inc.	45	4,179

EOG Resources, Inc.	444	37,189

Exxon Mobil Corp.	5,982	417,424

Hess Corp.	569	38,015

Kinder Morgan, Inc.	3,778	79,980

Marathon Petroleum Corp.	1,110	66,878

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2019

Investments	Shares	Value

Occidental Petroleum Corp.	1,040	$42,858

ONEOK, Inc.	699	52,893

Phillips 66	719	80,104

Pioneer Natural Resources Co.	191	28,912

Targa Resources Corp.	525	21,436

Valero Energy Corp.	725	67,896

Williams Cos., Inc. (The)	1,541	36,553

Total Oil, Gas & Consumable Fuels		1,516,005

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	279	57,625

Pharmaceuticals – 4.3%

Allergan PLC	539	103,041

Bristol-Myers Squibb Co.	3,534	226,847

Eli Lilly & Co.	1,391	182,819

Johnson & Johnson	4,149	605,215

Merck & Co., Inc.	3,904	355,069

Mylan N.V.*	520	10,452

Pfizer, Inc.	7,712	302,156

Zoetis, Inc.	797	105,483

Total Pharmaceuticals		1,891,082

Professional Services – 0.3%

CoStar Group, Inc.*	33	19,744

Equifax, Inc.	135	18,916

IHS Markit Ltd.*	570	42,950

TransUnion	165	14,126

Verisk Analytics, Inc.	254	37,932

Total Professional Services		133,668

Real Estate Management & Development – 0.1%

CBRE Group, Inc. Class A*	480	29,419

Road & Rail – 1.1%

CSX Corp.	1,166	84,372

Kansas City Southern	135	20,677

Norfolk Southern Corp.	435	84,446

Old Dominion Freight Line, Inc.	89	16,890

Uber Technologies, Inc.*	1,796	53,413

Union Pacific Corp.	1,149	207,728

Total Road & Rail		467,526

Semiconductors & Semiconductor Equipment – 3.8%

Advanced Micro Devices, Inc.*	1,573	72,138

Analog Devices, Inc.	645	76,652

Applied Materials, Inc.	1,768	107,919

Broadcom, Inc.	494	156,114

Intel Corp.	7,163	428,705

KLA Corp.	180	32,071

Lam Research Corp.	179	52,340

Marvell Technology Group Ltd.	825	21,912

Maxim Integrated Products, Inc.	510	31,370

Microchip Technology, Inc.	416	43,563

Micron Technology, Inc.*	1,749	94,061

NVIDIA Corp.	829	195,064

QUALCOMM, Inc.	1,791	158,020

Skyworks Solutions, Inc.	210	25,385

Teradyne, Inc.	161	10,978

Texas Instruments, Inc.	1,500	192,435

Xilinx, Inc.	85	8,310

Total Semiconductors & Semiconductor Equipment		1,707,037

Software – 6.7%

Adobe, Inc.*	660	217,674

ANSYS, Inc.*	120	30,889

Atlassian Corp. PLC Class A*	40	4,814

Autodesk, Inc.*	317	58,157

Cadence Design Systems, Inc.*	461	31,975

Citrix Systems, Inc.	250	27,725

DocuSign, Inc.*	60	4,447

Fortinet, Inc.*	179	19,110

Guidewire Software, Inc.*	35	3,842

Intuit, Inc.	329	86,175

Microsoft Corp.	11,919	1,879,626

Nortonlifelock, Inc.	842	21,488

Oracle Corp.	3,513	186,119

Palo Alto Networks, Inc.*	135	31,219

Paycom Software, Inc.*	25	6,619

salesforce.com, Inc.*	1,300	211,432

ServiceNow, Inc.*	224	63,240

Splunk, Inc.*	210	31,452

SS&C Technologies Holdings, Inc.	120	7,368

Synopsys, Inc.*	197	27,422

Tyler Technologies, Inc.*	14	4,200

VMware, Inc. Class A*	29	4,402

Workday, Inc. Class A*	150	24,667

Total Software		2,984,062

Specialty Retail – 2.0%

Advance Auto Parts, Inc.	105	16,817

AutoZone, Inc.*	30	35,739

Best Buy Co., Inc.	345	30,291

Burlington Stores, Inc.*	25	5,701

CarMax, Inc.*	185	16,219

Home Depot, Inc. (The)	1,563	341,328

Lowe’s Cos., Inc.	1,288	154,251

O’Reilly Automotive, Inc.*	119	52,153

Ross Stores, Inc.	495	57,628

Tiffany & Co.	119	15,904

TJX Cos., Inc. (The)	2,109	128,775

Tractor Supply Co.	195	18,221

Ulta Salon Cosmetics & Fragrance, Inc.*	56	14,176

Total Specialty Retail		887,203

Technology Hardware, Storage & Peripherals – 4.8%

Apple, Inc.	6,635	1,948,368

Dell Technologies, Inc. Class C*	419	21,532

Hewlett Packard Enterprise Co.	2,173	34,464

HP, Inc.	1,609	33,065

NetApp, Inc.	314	19,546

Seagate Technology PLC	555	33,022

Western Digital Corp.	433	27,483

Total Technology Hardware, Storage & Peripherals		2,117,480

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2019

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.6%

lululemon athletica, Inc.*	149	$34,519

NIKE, Inc. Class B	2,042	206,875

VF Corp.	480	47,837

Total Textiles, Apparel & Luxury Goods		289,231

Tobacco – 0.8%

Altria Group, Inc.	2,310	115,292

Philip Morris International, Inc.	2,578	219,362

Total Tobacco		334,654

Trading Companies & Distributors – 0.2%

Fastenal Co.	1,111	41,051

United Rentals, Inc.*	120	20,012

W.W. Grainger, Inc.	51	17,265

Total Trading Companies & Distributors		78,328

Water Utilities – 0.1%

American Water Works Co., Inc.	177	21,744

Aqua America, Inc.	84	3,943

Total Water Utilities		25,687

Wireless Telecommunication Services – 0.1%

T-Mobile U.S., Inc.*	634	49,718
Total United States		40,228,547
TOTAL COMMON STOCKS (Cost: $37,764,087)		40,616,892

	Principal Amount

U.S. GOVERNMENT OBLIGATIONS – 0.5%

U.S. Treasury Bill – 0.5%

U.S. Treasury Bill 1.55%, 3/12/20(a)(b)
(Cost: $249,251)	$250,000	249,272

TOTAL INVESTMENTS IN SECURITIES – 92.1% (Cost: $38,013,338)		40,866,164

Other Assets less Liabilities – 7.9%		3,492,405

NET ASSETS – 100.0%		$44,358,569
*	Non-income producing security.

(a)	Interest rate shown reflects the yield to maturity at the time of purchase.

(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $249,272 as of December 31, 2019.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	40	3/20/20	$5,136,875	$(44,379)
2 Year U.S. Treasury Note	25	3/31/20	5,387,500	(1,911)

5 Year U.S. Treasury Note	44	3/31/20	5,218,812	(15,511)

U.S. Treasury Long Bond	33	3/20/20	5,144,906	(108,948)
Ultra 10 Year U.S. Treasury Note	37	3/20/20	5,206,016	(59,975)
			$26,094,109	$(230,724)

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Balanced Income Fund (WBAL)

December 31, 2019

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 100.0%

Domestic Equity – 33.0%

WisdomTree U.S. High Dividend Fund(a)	10,954	$841,377

WisdomTree U.S. LargeCap Dividend Fund(a)	4,028	426,686

Total Domestic Equity		1,268,063

Emerging Markets Equity – 6.7%

WisdomTree Emerging Markets Dividend Fund(a)	7,869	258,497

Fixed Income – 39.6%

iShares 20+ Year Treasury Bond ETF(b)	737	99,849

iShares MBS ETF(b)	949	102,549

WisdomTree Emerging Markets Local Debt Fund(a)(b)	3,892	139,878

WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	9,065	210,036

WisdomTree U.S. Corporate Bond Fund(a)(b)	3,982	208,517

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)(b)	14,515	758,409

Total Fixed Income		1,519,238

International Equity – 20.7%

WisdomTree Dynamic Currency Hedged International Equity Fund(a)	11,435	346,480

WisdomTree International High Dividend Fund(a)	10,693	449,534

Total International Equity		796,014
TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,583,799)		3,841,812

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.2%

United States – 9.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $355,707)(d)	355,707	355,707

TOTAL INVESTMENTS IN SECURITIES – 109.2% (Cost: $3,939,506)		4,197,519

Other Assets less Liabilities – (9.2)%		(354,518)

NET ASSETS – 100.0%		$3,843,001
(a)	Affiliated company (See Note 3).

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $348,281 and the total market value of the collateral held by the Fund was $355,707.

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

Canada – 2.3%

IT Services – 2.3%

Shopify, Inc. Class A*	815	$324,028

Israel – 1.8%

IT Services – 1.8%

Wix.com Ltd.*	2,032	248,676

United States – 95.8%

Health Care Technology – 1.8%

Veeva Systems, Inc. Class A*	1,823	256,423

IT Services – 7.7%

Okta, Inc.*	2,280	263,043

PayPal Holdings, Inc.*	2,753	297,792

Square, Inc. Class A*	4,648	290,779

Twilio, Inc. Class A*(a)	2,342	230,172

Total IT Services		1,081,786

Software – 86.3%

2U, Inc.*(a)	17,606	422,368

Adobe, Inc.*	1,017	335,417

Anaplan, Inc.*	5,037	263,939

Appfolio, Inc. Class A*	2,967	326,222

Atlassian Corp. PLC Class A*	2,050	246,697

Avalara, Inc.*	3,425	250,881

Blackline, Inc.*	5,845	301,368

Box, Inc. Class A*	21,893	367,365

Coupa Software, Inc.*(a)	2,114	309,172

DocuSign, Inc.*	6,522	483,345

Domo, Inc. Class B*	11,498	249,737

Dropbox, Inc. Class A*	16,721	299,473

Elastic N.V.*	3,429	220,485

Everbridge, Inc.*(a)	3,633	283,665

Five9, Inc.*	4,599	301,602

HubSpot, Inc.*	1,551	245,833

Instructure, Inc.*	6,988	336,891

j2 Global, Inc.*(a)	3,536	331,359

LogMeIn, Inc.	4,288	367,653

Mimecast Ltd.*	6,948	301,404

New Relic, Inc.*	5,083	334,004

Pagerduty, Inc.*(a)	8,386	196,149

Paycom Software, Inc.*	1,211	320,624

Paylocity Holding Corp.*	2,805	338,900

Pluralsight, Inc. Class A*(a)	18,628	320,588

Proofpoint, Inc.*	2,495	286,376

Q2 Holdings, Inc.*(a)	3,161	256,294

Qualys, Inc.*	3,467	289,044

RealPage, Inc.*	4,746	255,097

RingCentral, Inc. Class A*	2,108	355,556

salesforce.com, Inc.*	2,031	330,322

ServiceNow, Inc.*	1,138	321,280

Smartsheet, Inc. Class A*	5,924	266,106

Tenable Holdings, Inc.*	13,237	317,159

Workday, Inc. Class A*	1,519	249,800

Workiva, Inc.*	5,845	245,782

Yext, Inc.*(a)	15,090	217,598

Zendesk, Inc.*	3,830	293,493

Zoom Video Communications, Inc. Class A*(a)	3,158	214,870

Zscaler, Inc.*(a)	3,613	168,005

Zuora, Inc. Class A*	21,586	309,327

Total Software		12,131,250
Total United States		13,469,459
TOTAL COMMON STOCKS (Cost: $13,514,178)		14,042,163

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.7%

United States – 9.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b)
(Cost: $1,364,909)(c)	1,364,909	1,364,909

TOTAL INVESTMENTS IN SECURITIES – 109.6% (Cost: $14,879,087)		15,407,072

Other Assets less Liabilities – (9.6)%		(1,349,342)

NET ASSETS – 100.0%		$14,057,730

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.

(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,461,615 and the total market value of the collateral held by the Fund was $2,507,610. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,142,701.

See Notes to Financial Statements.

102	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2019

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Multifactor Fund
ASSETS:

Investments, at cost	$249,310,243	$—	$44,433,703	$53,354,480	$12,580,269

Investment in affiliates, at cost (Note 3)	—	29,325,664	—	—	—

Foreign currency, at cost	92,913	745	14,067	13,796	3,023
Investments in securities, at value[1,2] (Note 2)	265,006,361	—	48,744,233	59,425,124	13,582,040

Investment in affiliates, at value (Note 3)	—	31,466,576	—	—	—

Cash	134,495	1,896	19,007	4,368	3,314

Foreign currency, at value	93,600	759	14,182	13,883	3,053

Unrealized appreciation on foreign currency contracts	86,753	533	3,488	—	18,629

Receivables:

Investment securities sold	337,080	371,267	252,608	3,174	—

Dividends	340,730	—	61,920	101,156	17,945

Securities lending income	3,646	—	3,382	886	316

Foreign tax reclaims	769,861	—	8,926	641	28,700
Total Assets	266,772,526	31,841,031	49,107,746	59,549,232	13,653,997
LIABILITIES:

Unrealized depreciation on foreign currency contracts	3,045,939	357,293	556,562	—	31,760

Payables:

Cash collateral received for securities loaned (Note 2)	3,772,174	—	2,635,449	482,438	45,757

Advisory fees (Note 3)	78,327	2,654	16,558	15,235	4,894

Service fees (Note 2)	985	118	170	208	50

Foreign capital gains tax	—	—	—	5,902	—
Total Liabilities	6,897,425	360,065	3,208,739	503,783	82,461
NET ASSETS	$259,875,101	$31,480,966	$45,899,007	$59,045,449	$13,571,536
NET ASSETS:

Paid-in capital	$255,799,377	$29,564,655	$43,375,768	$55,662,136	$14,233,380

Total distributable earnings (loss)	4,075,724	1,916,311	2,523,239	3,383,313	(661,844)
NET ASSETS	$259,875,101	$31,480,966	$45,899,007	$59,045,449	$13,571,536
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,550,000	1,200,000	1,400,000	1,800,000	450,000
Net asset value per share	$30.39	$26.23	$32.79	$32.80	$30.16
[1] Includes market value of securities out on loan of:	$7,866,743	—	$4,134,801	$800,534	$81,214
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	103

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2019

	WisdomTree ICBCCS S&P China 500 Fund		WisdomTree Japan Multifactor Fund	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund
ASSETS:

Investments, at cost	$19,163,332		$1,250,969	$21,154,804	$40,277,338	$10,563,753

Foreign currency, at cost	57,269		750	—	—	—
Investments in securities, at value[1,2] (Note 2)	19,252,090		1,346,758	21,417,742	41,079,530	10,682,616

Cash	39,779		935	96,440	178,611	49,590

Foreign currency, at value	57,560	[3]	755	—	—	—

Unrealized appreciation on foreign currency contracts	—		22	—	—	—

Receivables:

Investment securities sold	—		—	89,051	—	—

Dividends	772		1,378	—	—	—

Securities lending income	264		6	112	1,681	67

Interest	—		—	210,087	551,509	89,078

Foreign tax reclaims	—		738	—	—	—
Total Assets	19,350,465		1,350,592	21,813,432	41,811,331	10,821,351
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—		3,992	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	79,130		7,860	726,858	5,379,275	664,285

Investment securities purchased	—		—	160,112	—	—

Advisory fees (Note 3)	8,645		488	2,420	11,673	1,547

Service fees (Note 2)	69		4	59	135	37
Total Liabilities	87,844		12,344	889,449	5,391,083	665,869
NET ASSETS	$19,262,621		$1,338,248	$20,923,983	$36,420,248	$10,155,482
NET ASSETS:

Paid-in capital	$20,838,713		$1,377,414	$20,695,319	$35,647,074	$10,043,043

Total distributable earnings (loss)	(1,576,092)		(39,166)	228,664	773,174	112,439
NET ASSETS	$19,262,621		$1,338,248	$20,923,983	$36,420,248	$10,155,482
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000		50,000	400,000	700,000	200,000
Net asset value per share	$29.63		$26.76	$52.31	$52.03	$50.78
[1] Includes market value of securities out on loan of:	$338,631		$20,758	$922,739	$5,654,082	$645,256
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes $4,020 of foreign minimum reserve funds (Note 2).

See Notes to Financial Statements.

104	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2019

	WisdomTree U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/ Short U.S. Equity Fund	WisdomTree 90/60 U.S. Balanced Fund	WisdomTree Balanced Income Fund
ASSETS:

Investments, at cost	$21,338,121	$5,801,903	$34,183,625	$38,013,338	$545,786

Investment in affiliates, at cost (Note 3)	—	—	—	—	3,393,720
Investments in securities, at value[1,2] (Note 2)	21,496,897	5,802,131	35,589,779	40,866,164	558,105

Investment in afiliates, at value (Note 3)	—	—	—	—	3,639,414

Cash	219,728	1,206	70,244	3,482,545	468

Receivables:

Investment securities sold	—	2,715,256	1,396,646	—	3,754

Dividends	—	—	76,019	39,244	—

Securities lending income	1,761	—	273	—	580

Interest	288,706	—	—	—	—
Total Assets	22,007,092	8,518,593	37,132,961	44,387,953	4,202,321
LIABILITIES:

Unrealized depreciation on swap contracts	—	173,171	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	1,841,183	—	529,220	—	355,707

Investment securities purchased	—	3,252,755	59,862	—	—

Capital shares redeemed	—	—	1,401,732	—	—

Advisory fees (Note 3)	6,465	2,094	14,939	7,286	98

Service fees (Note 2)	75	21	137	160	14

Income distribution	—	—	—	—	3,501

Net variation margin on futures contracts	—	—	—	21,938	—
Total Liabilities	1,847,723	3,428,041	2,005,890	29,384	359,320
NET ASSETS	$20,159,369	$5,090,552	$35,127,071	$44,358,569	$3,843,001
NET ASSETS:

Paid-in capital	$20,116,756	$9,304,325	$72,388,592	$41,259,453	$3,601,477

Total distributable earnings (loss)	42,613	(4,213,773)	(37,261,521)	3,099,116	241,524
NET ASSETS	$20,159,369	$5,090,552	$35,127,071	$44,358,569	$3,843,001
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,000	250,000	1,250,000	1,500,000	150,000
Net asset value per share	$50.40	$20.36	$28.10	$29.57	$25.62
[1] Includes market value of securities out on loan of:	$1,866,936	—	$1,439,987	—	$348,281
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	105

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2019

WisdomTree Cloud Computing Fund
ASSETS:

Investments, at cost	$14,879,087
Investments in securities, at value[1,2] (Note 2)	15,407,072

Cash	20,437

Receivables:

Securities lending income	330
Total Assets	15,427,839
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	1,364,909

Advisory fees (Note 3)	5,151

Service fees (Note 2)	49
Total Liabilities	1,370,109
NET ASSETS	$14,057,730
NET ASSETS:

Paid-in capital	$13,476,219

Total distributable earnings (loss)	581,511
NET ASSETS	$14,057,730
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	550,004
Net asset value per share	$25.56
[1] Includes market value of securities out on loan of:	$2,461,615
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

106	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended December 31, 2019

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Multifactor Fund
INVESTMENT INCOME:

Dividends[1]	$3,464,162	$—	$563,779	$1,129,032	$120,181

Dividends from affiliates (Note 3)	—	297,323	—	—	—

Interest	—	—	—	6	—

Non-cash dividends	29,965	—	2,469	—	2,745

Securities lending income (Note 2)	26,323	—	20,483	3,134	3,541
Total investment income	3,520,450	297,323	586,731	1,132,172	126,467
EXPENSES:

Advisory fees (Note 3)	517,013	86,374	93,514	83,227	31,141

Service fees (Note 2)	5,687	655	857	1,144	285
Total expenses	522,700	87,029	94,371	84,371	31,426
Expense waivers (Note 3)	(64,627)	(71,482)	(9,741)	—	(3,244)
Net expenses	458,073	15,547	84,630	84,371	28,182
Net investment income	3,062,377	281,776	502,101	1,047,801	98,285
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,610,991)	—	(206,774)	(1,142,781)	(76,013)

Investment transactions in affiliates (Note 3)	—	(7,995)	—	—	—

In-kind redemptions	1,736,607	—	—	—	—

Foreign currency contracts	2,076,737	141	2,382	4,141	(64,893)

Foreign currency related transactions	(199,002)	240,270	281,088	(8,614)	(9,913)
Net realized gain (loss)	2,003,351	232,416	76,696	(1,147,254)	(150,819)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	13,296,778	—	4,745,644	4,151,015	873,439

Investment transactions in affiliates (Note 3)	—	2,784,869	—	—	—

Foreign currency contracts	(356,633)	(38,831)	(231,093)	—	166,440

Translation of assets and liabilities denominated in foreign currencies	755	9	1,282	(425)	(177)
Net increase in unrealized appreciation/depreciation	12,940,900	2,746,047	4,515,833	4,150,590	1,039,702
Net realized and unrealized gain on investments	14,944,251	2,978,463	4,592,529	3,003,336	888,883
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,006,628	$3,260,239	$5,094,630	$4,051,137	$987,168
[1] Net of foreign withholding tax of:	$238,297	—	$39,062	$165,418	$11,050
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	$5,902	—

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2019

	WisdomTree ICBCCS S&P China 500 Fund	WisdomTree Japan Multifactor Fund	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund
INVESTMENT INCOME:

Dividends[1]	$187,812	$9,802	$—	$—	$—

Interest	38	—	148,584	724,009	104,352

Securities lending income (Note 2)	1,795	87	381	9,352	342
Total investment income	189,645	9,889	148,965	733,361	104,694
EXPENSES:

Advisory fees (Note 3)	52,577	3,052	13,616	61,004	11,239

Service fees (Note 2)	421	28	213	559	177
Total expenses	52,998	3,080	13,829	61,563	11,416
Expense waivers (Note 3)	—	(318)	(4,863)	(12,709)	(4,014)
Net expenses	52,998	2,762	8,966	48,854	7,402
Net investment income	136,647	7,127	139,999	684,507	97,292
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(611,973)	435	31,757	(23,057)	14,707

In-kind redemptions	(10,349)	—	—	—	—

Foreign currency contracts	(6,318)	11,843	—	—	—

Foreign currency related transactions	1,102	(56)	—	—	—
Net realized gain (loss)	(627,538)	12,222	31,757	(23,057)	14,707
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	1,940,331	110,583	88,801	400,476	56,843

Foreign currency contracts	—	(178)	—	—	—

Translation of assets and liabilities denominated in foreign currencies	158	(45)	—	—	—
Net increase in unrealized appreciation/depreciation	1,940,489	110,360	88,801	400,476	56,843
Net realized and unrealized gain on investments	1,312,951	122,582	120,558	377,419	71,550
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,449,598	$129,709	$260,557	$1,061,926	$168,842
[1] Net of foreign withholding tax of:	$18,205	$3,152	—	—	—

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2019

	WisdomTree U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/ Short U.S. Equity Fund	WisdomTree 90/60 U.S. Balanced Fund	WisdomTree Balanced Income Fund
INVESTMENT INCOME:

Dividends[1]	$—	$4,851	$631,122	$251,691	$2,978

Dividends from affiliates (Note 3)	—	—	—	—	66,343

Interest	566,122	48,902	—	1,649	—

Securities lending income (Note 2)	6,512	11	1,710	—	3,671
Total investment income	572,634	53,764	632,832	253,340	72,992
EXPENSES:

Advisory fees (Note 3)	48,430	15,369	124,666	27,989	7,520

Service fees (Note 2)	444	127	1,035	615	83
Total expenses	48,874	15,496	125,701	28,604	7,603
Expense waivers (Note 3)	(10,090)	(1,450)	(11,761)	—	(6,956)
Net expenses	38,784	14,046	113,940	28,604	647
Net investment income	533,850	39,718	518,892	224,736	72,345
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(21,548)	(73,006)	(519,609)	(236,744)	455

Investment transactions in affiliates (Note 3)	—	—	—	—	(9,286)

In-kind redemptions	—	(16,273)	322,316	653,214	—

Swap contracts	—	(733,917)	(6,232,725)	—	—

Futures contracts	—	—	—	121,162	—
Net realized gain (loss)	(21,548)	(823,196)	(6,430,018)	537,632	(8,831)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	4,181	242,856	2,535,882	2,478,133	2,009

Investment transactions in affiliates (Note 3)	—	—	—	—	156,787

Swap contracts	—	260,333	3,413,074	—	—

Futures contracts	—	—	—	(294,451)	—
Net increase in unrealized appreciation/depreciation	4,181	503,189	5,948,956	2,183,682	158,796
Net realized and unrealized gain (loss) on investments	(17,367)	(320,007)	(481,062)	2,721,314	149,965
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$516,483	$(280,289)	$37,830	$2,946,050	$222,310
[1] Net of foreign withholding tax of:	—	—	—	$57	—

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Period Ended December 31, 2019

WisdomTree Cloud Computing Fund[1]
INVESTMENT INCOME:

Dividends	$1,132

Securities lending income (Note 2)	645
Total investment income	1,777
EXPENSES:

Advisory fees (Note 3)	12,046

Service fees (Note 2)	118
Total expenses	12,164
Net investment loss	(10,387)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain from:

Investment transactions	63,913
Net increase in unrealized appreciation/depreciation:

Investment transactions	527,985
Net realized and unrealized gain on investments	591,898
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$581,511
[1] For the period September 6, 2019 (commencement of operations) through December 31, 2019.

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund		WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,062,377	$8,591,692	$281,776	$443,074	$502,101	$925,709

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	2,003,351	15,207,638	232,416	276,477	76,696	(23,511)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	12,940,900	(15,352,082)	2,746,047	(986,555)	4,515,833	(1,119,170)
Net increase (decrease) in net assets resulting from operations	18,006,628	8,447,248	3,260,239	(267,004)	5,094,630	(216,972)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,001,723)	(8,264,658)	(528,228)	(1,206,725)	(690,486)	(790,071)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,153,748	79,955,557	—	18,960,415	7,454,168	20,745,568

Cost of shares redeemed	(10,645,286)	(89,905,000)	—	(8,474,095)	—	(3,024,924)
Net increase (decrease) in net assets resulting from capital share transactions	(6,491,538)	(9,949,443)	—	10,486,320	7,454,168	17,720,644
Net Increase (Decrease) in Net Assets	7,513,367	(9,766,853)	2,732,011	9,012,591	11,858,312	16,713,601
NET ASSETS:

Beginning of period	$252,361,734	$262,128,587	$28,748,955	$19,736,364	$34,040,695	$17,327,094

End of period	$259,875,101	$252,361,734	$31,480,966	$28,748,955	$45,899,007	$34,040,695
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,750,000	9,050,000	1,200,000	800,000	1,150,000	550,000

Shares created	150,000	2,850,000	—	800,000	250,000	700,000

Shares redeemed	(350,000)	(3,150,000)	—	(400,000)	—	(100,000)
Shares outstanding, end of period	8,550,000	8,750,000	1,200,000	1,200,000	1,400,000	1,150,000

See Notes to Financial Statements.

WisdomTree Trust	111

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Dividend Fund		WisdomTree Europe Multifactor Fund		WisdomTree ICBCCS S&P China 500 Fund

	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,047,801	$1,527,708	$98,285	$381,844	$136,647	$293,374

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(1,147,254)	(1,170,388)	(150,819)	(1,050,320)	(627,538)	(929,844)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,150,590	1,697,182	1,039,702	230,143	1,940,489	382,001
Net increase (decrease) in net assets resulting from operations	4,051,137	2,054,502	987,168	(438,333)	1,449,598	(254,469)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,444,864)	(1,392,048)	(145,400)	(723,716)	(247,000)	(271,255)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,085,857	15,648,445	—	—	—	14,248,679

Cost of shares redeemed	—	—	—	(2,508,781)	(2,787,769)	(5,715,906)
Net increase (decrease) in net assets resulting from capital share transactions	6,085,857	15,648,445	—	(2,508,781)	(2,787,769)	8,532,773
Net Increase (Decrease) in Net Assets	8,692,130	16,310,899	841,768	(3,670,830)	(1,585,171)	8,007,049
NET ASSETS:

Beginning of period	$50,353,319	$34,042,420	$12,729,768	$16,400,598	$20,847,792	$12,840,743

End of period	$59,045,449	$50,353,319	$13,571,536	$12,729,768	$19,262,621	$20,847,792
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,600,000	1,100,000	450,000	550,000	750,000	450,004

Shares created	200,000	500,000	—	—	—	500,000

Shares redeemed	—	—	—	(100,000)	(100,000)	(200,004)
Shares outstanding, end of period	1,800,000	1,600,000	450,000	450,000	650,000	750,000

See Notes to Financial Statements.

112	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Japan Multifactor Fund		WisdomTree U.S. Corporate Bond Fund		WisdomTree U.S. High Yield Corporate Bond Fund

	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,127	$58,961	$139,999	$159,270	$684,507	$564,695

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	12,222	147,482	31,757	(49,131)	(23,057)	(2,090)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	110,360	(458,527)	88,801	377,810	400,476	430,842
Net increase (decrease) in net assets resulting from operations	129,709	(252,084)	260,557	487,949	1,061,926	993,447
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(13,638)	(65,184)	(142,500)	(157,460)	(684,800)	(575,980)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	15,696,716	2,359,600	20,589,674	10,058,537

Cost of shares redeemed	—	(1,283,639)	—	(2,359,600)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	—	(1,283,639)	15,696,716	—	20,589,674	10,058,537
Net Increase (Decrease) in Net Assets	116,071	(1,600,907)	15,814,773	330,489	20,966,800	10,476,004
NET ASSETS:

Beginning of period	$1,222,177	$2,823,084	$5,109,210	$4,778,721	$15,453,448	$4,977,444

End of period	$1,338,248	$1,222,177	$20,923,983	$5,109,210	$36,420,248	$15,453,448
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,000	100,000	100,000	100,000	300,000	100,000

Shares created	—	—	300,000	50,000	400,000	200,000

Shares redeemed	—	(50,000)	—	(50,000)	—	—
Shares outstanding, end of period	50,000	50,000	400,000	100,000	700,000	300,000

See Notes to Financial Statements.

WisdomTree Trust	113

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Short-Term Corporate Bond Fund		WisdomTree U.S. Short-Term High Yield Corporate Bond Fund		WisdomTree Dynamic Bearish U.S. Equity Fund

	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$97,292	$123,587	$533,850	$643,560	$39,718	$261,650

Net realized gain (loss) on investments and swap contracts	14,707	(11,581)	(21,548)	(76,056)	(823,196)	(1,630,286)

Net increase (decrease) in unrealized appreciation/depreciation on investments and swap contracts	56,843	150,586	4,181	158,526	503,189	(980,278)
Net increase (decrease) in net assets resulting from operations	168,842	262,592	516,483	726,030	(280,289)	(2,348,914)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(98,900)	(122,743)	(538,400)	(640,720)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,042,352	2,449,872	—	25,053,118	—	13,035,677

Cost of shares redeemed	—	(2,449,872)	—	(9,948,021)	(3,295,727)	(11,105,343)
Net increase (decrease) in net assets resulting from capital share transactions	5,042,352	—	—	15,105,097	(3,295,727)	1,930,334
Net Increase (Decrease) in Net Assets	5,112,294	139,849	(21,917)	15,190,407	(3,576,016)	(418,580)
NET ASSETS:

Beginning of period	$5,043,188	$4,903,339	$20,181,286	$4,990,879	$8,666,568	$9,085,148

End of period	$10,155,482	$5,043,188	$20,159,369	$20,181,286	$5,090,552	$8,666,568
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	100,000	400,000	100,000	400,000	350,000

Shares created	100,000	50,000	—	500,000	—	500,000

Shares redeemed	—	(50,000)	—	(200,000)	(150,000)	(450,000)
Shares outstanding, end of period	200,000	100,000	400,000	400,000	250,000	400,000

See Notes to Financial Statements.

114	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Dynamic Long/Short U.S. Equity Fund		WisdomTree 90/60 U.S. Balanced Fund		WisdomTree Balanced Income Fund

	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Period August 2, 2018* through June 30, 2019	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$518,892	$2,793,750	$224,736	$63,220	$72,345	$107,870

Net realized gain (loss) on investments, swap contracts and futures contracts	(6,430,018)	(18,291,340)	537,632	94,277	(8,831)	(7,140)

Net increase (decrease) in unrealized appreciation/depreciation on investments and futures contracts	5,948,956	(8,692,193)	2,183,682	438,420	158,796	155,794
Net increase (decrease) in net assets resulting from operations	37,830	(24,189,783)	2,946,050	595,917	222,310	256,524
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	(3,467,921)	(383,728)	(59,123)	(74,097)	(108,265)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	124,489,129	52,717,209	4,891,593	—	2,356,104

Cost of shares redeemed	(35,678,193)	(151,955,762)	(16,349,346)	(103)	—	(96)
Net increase (decrease) in net assets resulting from capital share transactions	(35,678,193)	(27,466,633)	36,367,863	4,891,490	—	2,356,008
Net Increase (Decrease) in Net Assets	(35,640,363)	(55,124,337)	38,930,185	5,428,284	148,213	2,504,267
NET ASSETS:

Beginning of period	$70,767,434	$125,891,771	$5,428,384	$100	$3,694,788	$1,190,521

End of period	$35,127,071	$70,767,434	$44,358,569	$5,428,384	$3,843,001	$3,694,788
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,550,000	3,800,000	200,000	4	150,000	50,004

Shares created	—	3,750,000	1,900,000	200,000	—	100,000

Shares redeemed	(1,300,000)	(5,000,000)	(600,000)	(4)	—	(4)
Shares outstanding, end of period	1,250,000	2,550,000	1,500,000	200,000	150,000	150,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust	115

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

WisdomTree Cloud Computing Fund

For the Period September 6, 2019* through December 31, 2019 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(10,387)

Net realized gain on investments	63,913

Net increase in unrealized appreciation/depreciation on investments	527,985
Net increase in net assets resulting from operations	581,511
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,476,119

Cost of shares redeemed	—
Net increase in net assets resulting from capital share transactions	13,476,119
Net Increase in Net Assets	14,057,630
NET ASSETS:

Beginning of period	$100

End of period	$14,057,730
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4

Shares created	550,000

Shares redeemed	—
Shares outstanding, end of period	550,004
*	Commencement of operations.

See Notes to Financial Statements.

116	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$28.84	$28.96	$28.27	$24.26	$24.18
Investment operations:

Net investment income[1]	0.35	1.04	1.00	0.98	0.79

Net realized and unrealized gain (loss)	1.66	(0.17)	0.70	4.32	(0.35)
Total from investment operations	2.01	0.87	1.70	5.30	0.44
Dividends and distributions to shareholders:

Net investment income	(0.46)	(0.99)	(1.01)	(0.83)	(0.36)

Capital gains	—	—	—	(0.46)	—
Total dividends and distributions to shareholders	(0.46)	(0.99)	(1.01)	(1.29)	(0.36)
Net asset value, end of period	$30.39	$28.84	$28.96	$28.27	$24.26

TOTAL RETURN[2]	7.01%	3.11%	6.04%	22.25%	1.82%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$259,875	$252,362	$262,129	$450,964	$243,806

Ratios to average net assets of:

Expenses, net of expense waivers	0.35%[3]	0.35%	0.35%	0.35%	0.35%[3]

Expenses, prior to expense waivers	0.40%[3]	0.40%	0.40%	0.40%	0.40%[3]

Net investment income	2.37%[3]	3.68%	3.33%	3.67%	6.79%[3]
Portfolio turnover rate[4]	4%	26%	15%	27%	28%

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period November 3, 2016* through June 30, 2017
Net asset value, beginning of period	$23.96	$24.67	$23.31	$19.63
Investment operations:

Net investment income[1]	0.23	0.49	0.71	0.32

Net realized and unrealized gain	2.48	0.02	1.03	3.52
Total from investment operations	2.71	0.51	1.74	3.84
Dividends and distributions to shareholders:

Net investment income	(0.27)	(0.29)	(0.21)	(0.15)

Capital gains	(0.17)	(0.93)	(0.17)	—

Tax return of capital	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.44)	(1.22)	(0.38)	(0.16)
Net asset value, end of period	$26.23	$23.96	$24.67	$23.31

TOTAL RETURN[2]	11.38%	2.56%	7.44%	19.61%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$31,481	$28,749	$19,736	$2,331

Ratios to average net assets[5] of:

Expenses, net of expense waivers	0.10%[3]	0.10%	0.10%	0.10%[3]

Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.58%[3]

Net investment income	1.89%[3]	2.10%	2.87%	2.23%[3]
Portfolio turnover rate[4]	3%	6%	4%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratio to average net assets do not include net investment income (loss) of investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust	117

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$29.60	$31.50	$30.12	$23.87	$24.24
Investment operations:

Net investment income[1]	0.39	1.12	1.11	0.86	0.52

Net realized and unrealized gain (loss)	3.32	(2.29)	0.92	6.18	(0.41)
Total from investment operations	3.71	(1.17)	2.03	7.04	0.11
Dividends to shareholders:

Net investment income	(0.52)	(0.73)	(0.65)	(0.79)	(0.48)
Net asset value, end of period	$32.79	$29.60	$31.50	$30.12	$23.87

TOTAL RETURN[2]	12.61%	(3.70)%	6.73%	29.80%	0.36%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$45,899	$34,041	$17,327	$3,012	$2,388

Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%	0.43%	0.43%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	2.58%[3]	3.77%	3.41%	3.16%	4.42%[3]
Portfolio turnover rate[4]	5%	55%	95%	75%	50%

WisdomTree Emerging Markets Dividend Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$31.47	$30.95	$29.71	$25.63	$24.53
Investment operations:

Net investment income[1]	0.62	1.21	0.96	0.96	0.36

Net realized and unrealized gain	1.55	0.38	1.14	3.96	0.87
Total from investment operations	2.17	1.59	2.10	4.92	1.23
Dividends to shareholders:

Net investment income	(0.84)	(1.07)	(0.86)	(0.84)	(0.13)
Net asset value, end of period	$32.80	$31.47	$30.95	$29.71	$25.63

TOTAL RETURN[2]	7.07%	5.25%	7.05%[5]	19.46%	5.01%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$59,045	$50,353	$34,042	$11,885	$2,563

Ratios to average net assets of:

Expenses	0.32%[3]	0.32%	0.32%	0.32%	0.32%[3]

Net investment income	4.03%[3]	3.97%	2.91%	3.38%	6.14%[3]
Portfolio turnover rate[4]	25%	26%	22%	15%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

118	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Multifactor Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$28.29	$29.82	$29.27	$23.27	$24.25
Investment operations:

Net investment income[1]	0.22	0.76	1.20	0.47	0.70

Net realized and unrealized gain (loss)	1.97	(0.89)	0.38	6.08	(1.11)
Total from investment operations	2.19	(0.13)	1.58	6.55	(0.41)
Dividends and distributions to shareholders:

Net investment income	(0.32)	(0.53)	(0.86)	(0.44)	(0.57)

Capital gains	—	(0.87)	(0.17)	(0.11)	—
Total dividends and distributions to shareholders	(0.32)	(1.40)	(1.03)	(0.55)	(0.57)
Net asset value, end of period	$30.16	$28.29	$29.82	$29.27	$23.27

TOTAL RETURN[2]	7.79%	(0.25)%	5.41%	28.55%	(1.81)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$13,572	$12,730	$16,401	$1,463	$4,655

Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%	0.43%	0.43%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	1.52%[3]	2.68%	3.82%	1.86%	6.02%[3]
Portfolio turnover rate[4]	78%	109%	37%	12%	25%

WisdomTree ICBCCS S&P China 500 Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Period December 21, 2017* through June 30, 2018
Net asset value, beginning of period	$27.80	$28.53	$30.57
Investment operations:

Net investment income[1]	0.20	0.52	0.24

Net realized and unrealized gain (loss)	2.01	(0.80)	(2.18)
Total from investment operations	2.21	(0.28)	(1.94)
Dividends to shareholders:

Net investment income	(0.38)	(0.45)	(0.10)
Net asset value, end of period	$29.63	$27.80	$28.53

TOTAL RETURN[2]	8.09%	(0.90)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$19,263	$20,848	$12,841

Ratios to average net assets of:

Expenses	0.55%[3]	0.55%	0.55%[3]

Net investment income	1.43%[3]	1.98%	1.43%[3]
Portfolio turnover rate[4]	5%	28%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	119

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Multifactor Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.44	$28.23	$27.57	$22.25	$24.38
Investment operations:

Net investment income[1]	0.14	0.64	0.56	0.38	0.28

Net realized and unrealized gain (loss)	2.45	(3.49)	1.19	5.32	(2.22)
Total from investment operations	2.59	(2.85)	1.75	5.70	(1.94)
Dividends to shareholders:

Net investment income	(0.27)	(0.94)	(1.09)	(0.38)	(0.19)
Net asset value, end of period	$26.76	$24.44	$28.23	$27.57	$22.25

TOTAL RETURN[2]	10.63%	(10.20)%	6.34%	25.70%	(8.00)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,338	$1,222	$2,823	$2,757	$4,449

Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%	0.43%	0.43%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	1.12%[3]	2.38%	1.92%	1.51%	2.50%[3]
Portfolio turnover rate[4]	71%	104%	13%	15%	22%

WisdomTree U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$51.09	$47.79	$49.88	$50.69	$49.96
Investment operations:

Net investment income[1]	0.75	1.59	1.49	1.36	0.22

Net realized and unrealized gain (loss)	1.27	3.28	(2.02)	(0.63)	0.72
Total from investment operations	2.02	4.87	(0.53)	0.73	0.94
Dividends and distributions to shareholders:

Net investment income	(0.80)	(1.57)	(1.56)	(1.30)	(0.21)

Capital gains	—	—	—	(0.24)	—
Total dividends and distributions to shareholders	(0.80)	(1.57)	(1.56)	(1.54)	(0.21)
Net asset value, end of period	$52.31	$51.09	$47.79	$49.88	$50.69

TOTAL RETURN[2]	3.98%	10.44%	(1.11)%	1.52%	1.89%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$20,924	$5,109	$4,779	$4,988	$5,069

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%	0.18%	0.18%[3]

Expenses, prior to expense waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%[3]

Net investment income	2.88%[3]	3.29%	3.02%	2.74%	2.50%[3]
Portfolio turnover rate[4]	18%	22%	21%	45%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

120	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$51.51	$49.77	$52.29	$50.41	$50.19
Investment operations:

Net investment income[1]	1.39	2.84	2.91	2.80	0.47

Net realized and unrealized gain (loss)	0.47	1.69	(2.14)	2.24	0.20
Total from investment operations	1.86	4.53	0.77	5.04	0.67
Dividends and distributions to shareholders:

Net investment income	(1.34)	(2.75)	(2.89)	(2.79)	(0.45)

Capital gains	—	(0.04)	(0.40)	(0.37)	—
Total dividends and distributions to shareholders	(1.34)	(2.79)	(3.29)	(3.16)	(0.45)
Net asset value, end of period	$52.03	$51.51	$49.77	$52.29	$50.41

TOTAL RETURN[2]	3.67%	9.43%	1.49%	10.23%	1.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$36,420	$15,453	$4,977	$5,229	$5,041

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	5.39%[3]	5.68%	5.67%	5.38%	5.31%[3]
Portfolio turnover rate[4]	7%	14%	35%	51%	0%

WisdomTree U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.43	$49.03	$49.94	$50.20	$49.98
Investment operations:

Net investment income[1]	0.62	1.24	0.98	0.79	0.12

Net realized and unrealized gain (loss)	0.33	1.39	(0.88)	(0.28)	0.21
Total from investment operations	0.95	2.63	0.10	0.51	0.33
Dividends to shareholders:

Net investment income	(0.60)	(1.23)	(1.01)	(0.77)	(0.11)
Net asset value, end of period	$50.78	$50.43	$49.03	$49.94	$50.20

TOTAL RETURN[2]	1.90%	5.44%	0.19%	1.02%	0.66%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$10,155	$5,043	$4,903	$4,994	$5,020

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%	0.18%	0.18%[3]

Expenses, prior to expense waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%[3]

Net investment income	2.42%[3]	2.50%	1.98%	1.58%	1.35%[3]
Portfolio turnover rate[4]	26%	28%	41%	38%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	121

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.45	$49.91	$51.39	$50.32	$49.95
Investment operations:

Net investment income[1]	1.33	2.66	2.39	2.43	0.51

Net realized and unrealized gain (loss)	(0.03)	0.51	(0.77)	1.60	0.35
Total from investment operations	1.30	3.17	1.62	4.03	0.86
Dividends and distributions to shareholders:

Net investment income	(1.35)	(2.63)	(2.38)	(2.42)	(0.49)

Capital gains	—	—	(0.72)	(0.54)	—
Total dividends and distributions to shareholders	(1.35)	(2.63)	(3.10)	(2.96)	(0.49)
Net asset value, end of period	$50.40	$50.45	$49.91	$51.39	$50.32

TOTAL RETURN[2]	2.61%	6.54%	3.28%	8.19%	1.73%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$20,159	$20,181	$4,991	$5,139	$5,032

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]

Net investment income	5.29%[3]	5.34%	4.73%	4.72%	5.66%[3]
Portfolio turnover rate[4]	21%	18%	66%	69%	0%

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$21.67	$25.96	$25.72	$24.28	$24.30
Investment operations:

Net investment income[1]	0.15	0.54	0.44	0.47	0.08

Net realized and unrealized gain (loss)	(1.46)	(4.83)	(0.20)	0.97	(0.06)
Total from investment operations	(1.31)	(4.29)	0.24	1.44	0.02
Distributions to shareholders:

Tax return of capital	—	—	—	—	(0.04)
Net asset value, end of period	$20.36	$21.67	$25.96	$25.72	$24.28

TOTAL RETURN[2]	(6.05)%	(16.53)%	0.93%	5.93%	0.06%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$5,091	$8,667	$9,085	$5,144	$10,927

Ratios to average net assets of:

Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]

Expenses, prior to expense waivers	0.53%[3]	0.53%	0.53%	0.53%	0.53%[3]

Net investment income	1.37%[3]	2.22%	1.70%	1.90%	0.60%[3]
Portfolio turnover rate[4]	0%	249%	158%	153%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

122	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$27.75	$33.13	$30.17	$26.70	$25.13
Investment operations:

Net investment income[1]	0.31	0.66	0.56	0.55	0.24

Net realized and unrealized gain (loss)	0.04	(5.41)	2.72	3.47	1.49
Total from investment operations	0.35	(4.75)	3.28	4.02	1.73
Dividends to shareholders:

Net investment income	—	(0.63)	(0.32)	(0.55)	(0.16)
Net asset value, end of period	$28.10	$27.75	$33.13	$30.17	$26.70

TOTAL RETURN[2]	1.26%	(14.33)%	10.90%	15.25%	6.88%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$35,127	$70,767	$125,892	$52,797	$17,358

Ratios to average net assets of:

Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%	0.48%	0.48%[3]

Expenses, prior to expense waivers	0.53%[3]	0.53%	0.53%	0.53%	0.53%[3]

Net investment income	2.21%[3]	2.10%	1.74%	1.95%	1.80%[3]
Portfolio turnover rate[4]	60%	184%	152%	126%	70%

WisdomTree 90/60 U.S. Balanced Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Period August 2, 2018* through June 30, 2019
Net asset value, beginning of period	$27.14	$25.08
Investment operations:

Net investment income[1]	0.23	0.38

Net realized and unrealized gain	2.47	2.01
Total from investment operations	2.70	2.39
Dividends and distributions to shareholders:

Net investment income	(0.16)	(0.33)

Capital gains	(0.11)	—
Total dividends and distributions to shareholders	(0.27)	(0.33)
Net asset value, end of period	$29.57	$27.14

TOTAL RETURN[2]	9.97%	9.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$44,359	$5,428

Ratios to average net assets of:

Expenses	0.20%[3]	0.20%[3]

Net investment income	1.61%[3]	1.68%[3]
Portfolio turnover rate[4]	7%	11%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Dynamic Long/Short U.S. Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	123

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Balanced Income Fund	For the Six Months Ended December 31, 2019 (unaudited)	For the Year Ended June 30, 2019	For the Period December 21, 2017* through June 30, 2018
Net asset value, beginning of period	$24.63	$23.81	$24.92
Investment operations:

Net investment income[1]	0.48	0.92	0.53

Net realized and unrealized gain (loss)	1.00	0.77	(1.13)
Total from investment operations	1.48	1.69	(0.60)
Dividends to shareholders:

Net investment income	(0.49)	(0.87)	(0.51)
Net asset value, end of period	$25.62	$24.63	$23.81

TOTAL RETURN[2]	6.07%	7.27%	(2.43)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,843	$3,695	$1,191

Ratios to average net assets[3] of:

Expenses, net of expense waivers	0.03%[4]	0.03%	0.03%[4]

Expenses, prior to expense waivers	0.40%[4]	0.40%	0.40%[4]

Net investment income	3.85%[4]	3.85%	4.12%[4]
Portfolio turnover rate[5]	9%	3%	1%

WisdomTree Cloud Computing Fund	For the Period September 6, 2019* through December 31, 2019 (unaudited)
Net asset value, beginning of period	$25.30
Investment operations:

Net investment loss[1]	(0.03)

Net realized and unrealized gain	0.29
Total from investment operations	0.26
Dividends to shareholders:

Net investment income	—
Net asset value, end of period	$25.56

TOTAL RETURN[2]	2.00%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$14,058

Ratios to average net assets of:

Expenses	0.45%[4]

Net investment loss	(0.39)%[4]
Portfolio turnover rate[5]	9%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Balanced income Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratio to average net assets do not include net investment income (loss) of investment companies in which the Fund invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

124	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund’’)	April 7, 2016
WisdomTree Europe Multifactor Fund (“Europe Multifactor Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree ICBCCS S&P China 500 Fund (“ICBCCS S&P China 500 Fund’’)	December 21, 2017
WisdomTree Japan Multifactor Fund (“Japan Multifactor Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. Corporate Bond Fund)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund)	April 27, 2016
WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (“U.S. Short-Term High Yield Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund’’)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund’’)	December 23, 2015
WisdomTree 90/60 U.S. Balanced Fund (“90/60 U.S. Balanced Fund’’)	August 2, 2018
WisdomTree Balanced Income Fund (“Balanced Income Fund’’)	December 21, 2017
WisdomTree Cloud Computing Fund (“Cloud Computing Fund’’)	September 6, 2019

Each Fund, except the WisdomTree Europe Multifactor Fund, WisdomTree Japan Multifactor Fund and the WisdomTree 90/60 U.S. Balanced Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’) or an Index developed by a third party. The WisdomTree Europe Multifactor Fund, WisdomTree Japan Multifactor Fund and the WisdomTree 90/60 U.S. Balanced Fund are actively managed using a rules-based model approach. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Trust	125

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

126	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing each Fund’s assets:

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks
China	$7,828,132	$204,502	$—
Other*	253,178,728	—	—
Rights
Spain	19,079	3,746	—
Investment of Cash Collateral for Securities Loaned	—	3,772,174	—
Total	$261,025,939	$3,980,422	$—
Unrealized Appreciation on Foreign Currency Contracts	—	86,753	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,045,939)	—
Total - Net	$261,025,939	$1,021,236	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$31,466,576	$—	$—
Total	$31,466,576	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	533	—
Unrealized Depreciation on Foreign Currency Contracts	—	(357,293)	—
Total - Net	$31,466,576	$(356,760)	$—

WisdomTree Trust	127

Notes to Financial Statements (unaudited) (continued)

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
China	$859,848	$76,973	$—
Singapore	1,277,425	—	17,945	**
Other*	43,874,593	—	—
Rights*	—	2,000	—
Investment of Cash Collateral for Securities Loaned	—	2,635,449	—
Total	$46,011,866	$2,714,422	$17,945
Unrealized Appreciation on Foreign Currency Contracts	—	3,488	—
Unrealized Depreciation on Foreign Currency Contracts	—	(556,562)	—
Total - Net	$46,011,866	$2,161,348	$17,945

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$15,750,709	$25,976	$—
South Africa	2,951,608	—	0	**
Other*	40,213,870	—	—
Rights
Brazil	—	—	0	**
India	—	523	—
Warrants	—	0	—
Investment of Cash Collateral for Securities Loaned	—	482,438	—
Total	$58,916,187	$508,937	$0

Europe Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$13,533,499	$—	$—
Rights	—	2,784	—
Investment of Cash Collateral for Securities Loaned	—	45,757	—
Total	$13,533,499	$48,541	$—
Unrealized Appreciation on Foreign Currency Contracts	—	18,629	—
Unrealized Depreciation on Foreign Currency Contracts	—	(31,760)	—
Total - Net	$13,533,499	$35,410	$—

ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$309,212	$—	$0	**
Metals & Mining	536,797	14,770	—
Other*	18,312,181	—	—
Investment of Cash Collateral for Securities Loaned	—	79,130	—
Total	$19,158,190	$93,900	$0

Japan Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,338,898	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,860	—
Total	$1,338,898	$7,860	$—
Unrealized Appreciation on Foreign Currency Contracts	—	22	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,992)	—
Total - Net	$1,338,898	$3,890	$—

128	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$20,572,931	$—
Foreign Corporate Bonds	—	107,670	—
U.S. Government Obligations	—	10,283	—
Investment of Cash Collateral for Securities Loaned	—	726,858	—
Total	$—	$21,417,742	$—

U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$35,336,332	$—
Foreign Corporate Bonds	—	363,923	—
Investment of Cash Collateral for Securities Loaned	—	5,379,275	—
Total	$—	$41,079,530	$—

U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$9,485,876	$—
Foreign Corporate Bonds	—	491,190	—
U.S. Government Obligations	—	41,265	—
Investment of Cash Collateral for Securities Loaned	—	664,285	—
Total	$—	$10,682,616	$—

U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$19,409,347	$—
Foreign Corporate Bonds	—	246,367	—
Investment of Cash Collateral for Securities Loaned	—	1,841,183	—
Total	$—	$21,496,897	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$5,802,131	$—
Total	$—	$5,802,131	$—
Unrealized Depreciation on Swap Contracts	—	(173,171)	—
Total - Net	$—	$5,628,960	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,060,559	$—	$—
Investment of Cash Collateral for Securities Loaned	—	529,220	—
Total	$35,060,559	$529,220	$—

90/60 U.S. Balanced Fund	Level 1	Level 2	Level 3
Common Stocks*	$40,616,892	$—	$—
U.S. Government Obligations	—	249,272	—
Total	$40,616,892	$249,272	$—
Unrealized Depreciation on Futures Contracts	(230,724)	—	—
Total - Net	$40,386,168	$249,272	$—

WisdomTree Trust	129

Notes to Financial Statements (unaudited) (continued)

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$3,841,812	$—	$—
Investment of Cash Collateral for Securities Loaned	—	355,707	—
Total	$3,841,812	$355,707	$—

Cloud Computing Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,042,163	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,364,909	—
Total	$14,042,163	$1,364,909	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

During the six months or period ended December 31, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, swap contracts and futures contracts during the period ended December 31, 2019 and open positions in such derivatives as of December 31, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 135. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of December 31, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$86,753	Unrealized depreciation on foreign currency contracts	$3,045,939
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	533	Unrealized depreciation on foreign currency contracts	357,293
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,488	Unrealized depreciation on foreign currency contracts	556,562
Europe Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	18,629	Unrealized depreciation on foreign currency contracts	31,760
Japan Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	22	Unrealized depreciation on foreign currency contracts	3,992
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	173,171
90/60 U.S. Balanced Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	230,724
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 133 for additional information regarding balance sheet location of balances associated with futures contracts.

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Notes to Financial Statements (unaudited) (continued)

For the six months or period ended December 31, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	$2,076,737	$(356,633)
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	141	(38,831)
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	2,382	(231,093)
Emerging Markets Dividend Fund
Foreign exchange contracts	4,141	—
Europe Multifactor Fund
Foreign exchange contracts	(64,893)	166,440
ICBCCS S&P China 500 Fund
Foreign exchange contracts	(6,318)	—
Japan Multifactor Fund
Foreign exchange contracts	11,843	(178)
Dynamic Bearish U.S. Equity Fund
Equity contracts	(733,917)	260,333
Dynamic Long/Short U.S. Equity Fund
Equity contracts	(6,232,725)	3,413,074
90/60 U.S. Balanced Fund
Interest rate contracts	121,162	(294,451)

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from swap contracts
Interest rate contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from swap contracts
Interest rate contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

During the six months or period ended December 31, 2019, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	$162,625,204	$322,868,393	$—	$—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	19,128,285	38,108,841	—	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	24,987,794	49,958,165	—	—
Emerging Markets Dividend Fund
Foreign exchange contracts	11,008	6,388	—	—
Europe Multifactor Fund
Foreign exchange contracts	1,514,543	10,840,135	—	—
ICBCCS S&P China 500 Fund[1]
Foreign exchange contracts	344,783	28,321	—	—
Japan Multifactor Fund
Foreign exchange contracts	97,909	663,443	—	—

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Notes to Financial Statements (unaudited) (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Bearish U.S. Equity Fund
Equity contracts	$—	$—	$5,836,824	$—
Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	37,713,957	—
90/60 U.S. Balanced Fund
Interest rate contracts	—	—	—	16,169,730
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (‘‘Independent Trustees’’); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign minimum reserve funds — In order to mitigate the risk of failed trades in the onshore China equity market, the China Securities Depository and Clearing Corporation Limited (“CSDCC”) requires investors to maintain minimum reserve funds in one of

132	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

the CDSCC’s designated cash clearing banks. At December 31, 2019, the ICBCCS S&P China 500 Fund, held foreign currency in such a CSDCC designated clearing bank having a U.S. dollar equivalent value equal to $4,020.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Currency Hedged Equity Funds utilized forward foreign currency contracts (‘‘Forward Contract’’) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Fund’s investment strategy. The Emerging Markets Dividend Fund and the ICBCCS S&P China 500 Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The 90/60 U.S. Balanced Fund utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with its investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts — The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates,

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Notes to Financial Statements (unaudited) (continued)

securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower

134	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged International Equity Fund
Securities Lending	$7,866,743	$—	$(7,866,743)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	86,753	(40,427)	—	46,326	3,045,939	(40,427)	—	3,005,512
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign Currency Contracts	533	(523)	—	10	357,293	(523)	—	356,770
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	4,134,801	—	(4,134,801)[1]	—	—	—	—	—
Foreign Currency Contracts	3,488	(3,488)	—	—	556,562	(3,488)	—	553,074
Emerging Markets Dividend Fund
Securities Lending	800,534	—	(800,534)[1]	—	—	—	—	—
Europe Multifactor Fund
Securities Lending	81,214	—	(81,214)[1]	—	—	—	—	—
Foreign Currency Contracts	18,629	(3)	—	18,626	31,760	(3)	—	31,757
ICBCCS S&P China 500 Fund
Securities Lending	338,631	—	(338,631)[1]	—	—	—	—	—
Japan Multifactor Fund
Securities Lending	20,758	—	(20,758)[1]	—	—	—	—	—
Foreign Currency Contracts	22	—	—	22	3,992	—	—	3,992
U.S. Corporate Bond Fund
Securities Lending	922,739	—	(922,739)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	5,654,082	—	(5,654,082)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	645,256	—	(645,256)[1]	—	—	—	—	—
U.S. Short-Term High Yield Corporate Bond Fund
Securities Lending	1,866,936	—	(1,866,936)[1]	—	—	—	—	—
Dynamic Bearish U.S. Equity Fund
Swap Contracts	—	—	—	—	173,171	—	—	173,171
Dynamic Long/Short U.S. Equity Fund
Securities Lending	1,439,987	—	(1,439,987)[1]	—	—	—	—	—
Balanced Income Fund
Securities Lending	348,281	—	(348,281)[1]	—	—	—	—	—
Cloud Computing Fund
Securities Lending	2,461,615	—	(2,461,615)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

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Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund, U.S. Short-Term Corporate Bond Fund and U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’) and ICBCCS S&P China 500 Fund which is sub-advised by ICBC Credit Suisse Asset Management (International) Company Ltd.(‘‘ICBC Credit Suisse’’). Mellon, Voya IM and ICBC Credit Suisse are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Dynamic Currency Hedged International Equity Fund	0.40%	(0.05)%	October 31, 2020
Dynamic Currency Hedged International Quality Dividend Growth Fund	0.58%	(0.48)%[2]	October 31, 2020
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%	(0.05)%	October 31, 2020
Emerging Markets Dividend Fund	0.32%	—	—
Europe Multifactor Fund	0.48%	(0.05)%	October 31, 2020
ICBCCS S&P China 500 Fund	0.55%	—	—
Japan Multifactor Fund	0.48%	(0.05)%	October 31, 2020
U.S. Corporate Bond Fund	0.28%	(0.10)%	October 31, 2020
U.S. High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2020
U.S. Short-Term Corporate Bond Fund	0.28%	(0.10)%	October 31, 2020
U.S. Short-Term High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2020

136	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Dynamic Bearish U.S. Equity Fund	0.53%	(0.05)%	October 31, 2020
Dynamic Long/Short U.S. Equity Fund	0.53%	(0.05)%	October 31, 2020
90/60 U.S. Balanced Fund	0.20%	—	—
Balanced Income Fund	0.40%	(0.37)%[3]	December 31, 2020
Cloud Computing Fund[4]	0.45%	—	—
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (approximately 0.38% per annum), as well as an additional 0.10% per annum.

[3]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Funds (approximately 0.32% per annum), as well as an additional 0.05% per annum.

[4]	Since the commencement of operations on September 6, 2019.

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended December 31, 2019 are as follows:

Fund	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2019	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$28,732,853	$959,414	$1,002,565	$(7,995)	$2,784,869	$31,466,576	$297,323
Balanced Income Fund
Dynamic Currency Hedged International Equity Fund	$337,067	$18,322	$24,064	$(543)	$15,698	$346,480	$5,325
Emerging Markets Dividend Fund	245,819	20,169	17,260	(878)	10,647	258,497	6,544
U.S. Corporate Bond Fund	206,665	20,068	22,972	115	4,641	208,517	3,281
WisdomTree Emerging Markets Local Debt Fund	133,835	39,978	36,989	(2,903)	5,957	139,878	3,232
WisdomTree Interest Rate Hedged High Yield Bond Fund	190,536	57,427	37,079	(1,978)	1,130	210,036	5,113
WisdomTree International High Dividend Fund	425,145	77,127	70,348	(6,287)	23,897	449,534	7,524
WisdomTree U.S. High Dividend Fund	798,142	22,884	24,267	266	44,352	841,377	17,841
WisdomTree U.S. LargeCap Dividend Fund	413,569	20,240	45,878	2,913	35,842	426,686	5,872
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	741,391	23,872	21,486	9	14,623	758,409	11,611
Total Balanced Income Fund	$3,492,169	$300,087	$300,343	$(9,286)	$156,787	$3,639,414	$66,343

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of and for the six months or period ended December 31, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged International Equity Fund	1,944	$58,903	$974
Dynamic Currency Hedged International SmallCap Equity Fund	21	691	6
Emerging Markets Dividend Fund	409	13,436	438
Japan Multifactor Fund	25,000	663,500	6,819
U.S. Corporate Bond Fund	129	6,755	99
U.S. High Yield Corporate Bond Fund	261	13,605	347
U.S. Short-Term Corporate Bond Fund	313	15,904	171
U.S. Short-Term High Yield Corporate Bond Fund	63	3,186	81

WisdomTree Trust	137

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended December 31, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged International Equity Fund	$11,618,886	$9,222,156	$3,847,000	$9,894,070
Dynamic Currency Hedged International Quality Dividend Growth Fund	959,414	1,002,565	—	—
Dynamic Currency Hedged International SmallCap Equity Fund	2,407,276	1,875,243	7,186,756	—
Emerging Markets Dividend Fund	16,821,399	13,156,896	2,274,038	—
Europe Multifactor Fund	10,070,460	10,017,298	—	—
ICBCCS S&P China 500 Fund	1,016,972	2,438,064	—	1,361,186
Japan Multifactor Fund	895,930	891,410	—	—
U.S. Corporate Bond Fund	2,067,262	1,923,819	15,281,858	—
U.S. High Yield Corporate Bond Fund	1,866,061	2,032,109	20,365,932	—
U.S. Short-Term Corporate Bond Fund	2,023,369	2,011,548	4,988,212	—
U.S. Short-Term High Yield Corporate Bond Fund	4,097,692	4,218,905	—	—
Dynamic Bearish U.S. Equity Fund	—	7,045,524	—	2,165,984
Dynamic Long/Short U.S. Equity Fund	28,987,179	32,576,052	—	35,655,327
90/60 U.S. Balanced Fund	1,831,883	2,006,866	47,481,645	14,474,675
Balanced Income Fund	340,820	343,440	—	—
Cloud Computing Fund[1]	923,944	897,524	13,423,846	—
[1]	For the period September 6, 2019 (commencement of operations) through December 31, 2019.

6. FEDERAL INCOME TAXES

At December 31, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$251,722,834	$28,814,844	$(15,531,317)	$13,283,527	$2,077	$(74,930)	$(72,853)	$13,210,674
Dynamic Currency Hedged International Quality Dividend Growth Fund	29,355,972	2,140,912	(30,308)	2,110,604	78	(22,158)	(22,080)	2,088,524
Dynamic Currency Hedged International SmallCap Equity Fund	44,699,695	5,844,765	(1,800,227)	4,044,538	104	(15,452)	(15,348)	4,029,190
Emerging Markets Dividend Fund	53,465,458	8,001,324	(2,041,658)	5,959,666	—	—	—	5,959,666
Europe Multifactor Fund	12,617,138	1,124,791	(159,889)	964,902	23	(1,618)	(1,595)	963,307
ICBCCS S&P China 500 Fund	19,750,414	1,759,748	(2,258,072)	(498,324)	—	—	—	(498,324)
Japan Multifactor Fund	1,254,541	113,618	(21,401)	92,217	—	—	—	92,217

138	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Corporate Bond Fund	$21,154,804	$324,968	$(62,030)	$262,938	$—	$—	$—	$262,938
U.S. High Yield Corporate Bond Fund	40,282,754	1,118,105	(321,329)	796,776	—	—	—	796,776
U.S. Short-Term Corporate Bond Fund	10,563,753	119,053	(190)	118,863	—	—	—	118,863
U.S. Short-Term High Yield Corporate Bond Fund	21,339,412	514,814	(357,329)	157,485	—	—	—	157,485
Dynamic Bearish U.S. Equity Fund	5,801,903	463	(235)	228	—	(173,171)	(173,171)	(172,943)
Dynamic Long/Short U.S. Equity Fund	34,319,874	3,317,309	(2,047,404)	1,269,905	—	—	—	1,269,905
90/60 U.S. Balanced Fund	38,014,046	3,125,115	(272,997)	2,852,118	—	—	—	2,852,118
Balanced Income Fund	3,940,428	260,806	(3,715)	257,091	—	—	—	257,091
Cloud Computing Fund	14,879,087	774,087	(246,102)	527,985	—	—	—	527,985
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

7. SUBSEQUENT EVENTS

At the recommendation of WTAM, the investment adviser of the WisdomTree Balanced Income Fund and WisdomTree Dynamic Bearish U.S. Equity Fund (the “Affected Funds”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Funds, among other considerations, the Board of Trustees determined to close and liquidate the Affected Funds.

After the close of business on January 17, 2020, the Affected Funds will no longer accept creation orders. The last day of secondary market trading of the Affected Funds’ shares will also be January 17, 2020. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Funds commence liquidation of their portfolios, which is anticipated to occur on or around January 21, 2020, but may occur before January 21, 2020, the liquidation process will result in the Affected Funds increasing their cash holdings and deviating from the investment objective and strategies stated in their prospectus.

It is anticipated that shareholders remaining in the Affected Funds after the last day of trading will have their shares redeemed automatically on or around January 27, 2020 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about January 24, 2020. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in the Affected Funds and that receive cash will not be charged any transaction fees by the Affected Funds. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.

*    *    *    *    *    *

Effective January 13, 2020, the ticker for Japan Multifactor Fund changed from “JAMF” to “JNMF”.

WisdomTree Trust	139

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

(all Funds except the WisdomTree Cloud Computing Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 12-13, 2019 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”); (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds; (iii) the Investment Sub-Advisory Agreement (the “Voya Sub-Advisory Agreement”), pursuant to which Voya Investment Management Co. LLC (“Voya”) coordinates the investment and reinvestment of the assets of the applicable Funds; and (iv) the Investment Sub-Advisory Agreement (collectively with the Mellon Sub-Advisory Agreement and the Voya Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, the Advisory Agreements together with the Sub-Advisory Agreements, the “Agreements”), pursuant to which ICBC Credit Suisse Asset Management (International) Co. Ltd. (“ICBCCS,” and, collectively with Mellon and Voya, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 5, 2019, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2019, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group

140	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included either only actively-managed ETFs or a mix of actively-managed and passively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance—both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data (including actively-managed Funds with a peer group that included index-based funds) and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned

WisdomTree Trust	141

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

142	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Cloud Computing Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on August 5, 2019, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on June 6, 2019. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be a passively managed fund. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and entry into derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is an index-based function, with oversight by WTAM in seeking to ensure consistency with such index. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had

WisdomTree Trust	143

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

144	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Previously, the Funds were required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds ceased filing Form N-Q and commenced filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	145

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-3274

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 6, 2020

By (Signature and Title)	/s/David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 6, 2020